UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415)670-2000

Date of fiscal year end: April 30, 2016

Date of reporting period: January 31, 2016

Item 1. Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

HEALTH CARE REITS — 13.52%
HCP Inc.[a]	3,829,021	$137,615,015
Ventas Inc.[a]	2,752,254	152,254,691
Welltower Inc.[a]	2,912,695	181,227,883

		471,097,589
HOTEL & RESORT REITS — 2.47%
Host Hotels & Resorts Inc.[a]	6,217,350	86,110,297

		86,110,297
INDUSTRIAL REITS — 4.91%
Prologis Inc.	4,338,413	171,237,161

		171,237,161
OFFICE REITS — 14.76%
Alexandria Real Estate Equities Inc.	598,523	47,391,051
Boston Properties Inc.	1,271,194	147,725,455
Douglas Emmett Inc.	1,150,373	34,028,033
Highwoods Properties Inc.[a]	779,061	32,946,490
Kilroy Realty Corp.[a]	763,234	42,641,883
SL Green Realty Corp.[a]	824,546	79,659,389
Vornado Realty Trust[a]	1,466,650	129,739,859

		514,132,160

Security	Shares	Value
RESIDENTIAL REITS — 20.01%
American Campus Communities Inc.[a]	929,710	$39,233,762
AvalonBay Communities Inc.[a]	1,100,083	188,653,234
Equity Lifestyle Properties Inc.	662,755	43,688,810
Equity Residential	3,013,655	232,322,664
Essex Property Trust Inc.[a]	544,190	115,972,331
UDR Inc.[a]	2,168,723	77,184,851

		697,055,652
RETAIL REITS — 24.92%
Federal Realty Investment Trust	572,184	86,302,513
General Growth Properties Inc.[a]	4,838,422	135,669,353
Kimco Realty Corp.[a]	3,419,686	92,981,262
Macerich Co. (The)[a]	1,113,915	86,851,953
Realty Income Corp.[a]	2,065,925	115,257,956
Regency Centers Corp.[a]	779,376	56,419,029
Simon Property Group Inc.[a]	1,406,230	261,952,524
Weingarten Realty Investors	943,814	32,929,670

		868,364,260
SPECIALIZED REITS — 19.27%
Digital Realty Trust Inc.[a]	1,211,266	96,998,181
Equinix Inc.[a]	567,218	176,160,894
Extra Space Storage Inc.[a]	1,016,863	92,219,306

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® COHEN & STEERS REIT ETF

January 31, 2016

Security	Shares	Value
Public Storage[a]	1,206,577	$305,939,664

		671,318,045

TOTAL COMMON STOCKS (Cost: $3,128,148,956)		3,479,315,164

SHORT-TERM INVESTMENTS — 11.87%
MONEY MARKET FUNDS — 11.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	389,154,377	389,154,377
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	20,481,491	20,481,491
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	3,839,933	3,839,933

		413,475,801

Security	Shares	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $413,475,801)		$413,475,801

TOTAL INVESTMENTS IN SECURITIES — 111.73% (Cost: $3,541,624,757)		3,892,790,965

Other Assets, Less Liabilities — (11.73)%		(408,663,667)

NET ASSETS — 100.00%		$3,484,127,298

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

2

Schedule of Investments   (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 3.44%
General Dynamics Corp.	8,911	$1,192,024
HEICO Corp.	66	3,676
HEICO Corp. Class A	199	9,234
Honeywell International Inc.	27,416	2,829,331
L-3 Communications Holdings Inc.	2,561	299,227
Lockheed Martin Corp.	12,211	2,576,521
Northrop Grumman Corp.	4,763	881,441
Raytheon Co.	9,741	1,249,186
United Technologies Corp.	34,156	2,995,140

		12,035,780
AIR FREIGHT & LOGISTICS — 1.08%
CH Robinson Worldwide Inc.	5,452	353,126
Expeditors International of Washington Inc.	4,429	199,836
FedEx Corp.	2,737	363,693
United Parcel Service Inc. Class B	30,815	2,871,958

		3,788,613
AUTO COMPONENTS — 0.39%
Autoliv Inc.	2,368	243,383
Gentex Corp.	9,390	128,549
Johnson Controls Inc.	25,152	902,202
Lear Corp.	913	94,797

		1,368,931

Security	Shares	Value
AUTOMOBILES — 0.11%
Harley-Davidson Inc.	7,848	$313,920
Thor Industries Inc.	1,451	76,076

		389,996
BANKS — 7.84%
Bank of the Ozarks Inc.	1,415	62,741
BB&T Corp.	34,496	1,126,639
BOK Financial Corp.	858	42,909
Chemical Financial Corp.	1,722	54,863
Columbia Banking System Inc.	1,954	57,897
Comerica Inc.	5,320	182,476
Commerce Bancshares Inc./MO	2,630	108,172
Community Bank System Inc.	1,998	75,205
Cullen/Frost Bankers Inc.	2,775	132,812
East West Bancorp. Inc.	4,191	135,872
Fifth Third Bancorp.	31,738	501,460
First Financial Bankshares Inc.	2,011	52,527
First Horizon National Corp.	6,132	78,060
Home BancShares Inc./AR	1,379	53,381
Huntington Bancshares Inc./OH	26,259	225,302
Independent Bank Corp./Rockland MA	862	39,402
JPMorgan Chase & Co.	150,728	8,968,316
KeyCorp	29,629	330,660
LegacyTexas Financial Group Inc.	1,405	27,440
National Penn Bancshares Inc.	7,793	88,840
People’s United Financial Inc.	19,507	280,316

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
PNC Financial Services Group Inc. (The)[a]	16,856	$1,460,572
Prosperity Bancshares Inc.	2,188	92,771
SunTrust Banks Inc.	17,563	642,455
U.S. Bancorp.	59,399	2,379,524
UMB Financial Corp.	1,303	61,111
Umpqua Holdings Corp.	12,971	187,820
Webster Financial Corp.	3,343	110,887
Wells Fargo & Co.	196,195	9,854,875
WesBanco Inc.	1,639	47,564

		27,462,869
BEVERAGES — 4.37%
Brown-Forman Corp. Class A	493	52,401
Brown-Forman Corp. Class B	1,913	187,168
Coca-Cola Co. (The)	184,443	7,916,293
Coca-Cola Enterprises Inc.	7,135	331,207
Dr Pepper Snapple Group Inc.	6,093	571,767
PepsiCo Inc.	62,892	6,245,176

		15,304,012
BIOTECHNOLOGY — 2.49%
AbbVie Inc.	90,644	4,976,356
Amgen Inc.	22,991	3,511,415
Baxalta Inc.	6,206	248,302

		8,736,073
BUILDING PRODUCTS — 0.04%
AO Smith Corp.	1,121	78,302
Lennox International Inc.	636	76,205

		154,507

Security	Shares	Value
CAPITAL MARKETS — 1.77%
Ameriprise Financial Inc.	6,508	$589,950
Bank of New York Mellon Corp. (The)	26,644	965,046
BlackRock Inc.[a]	4,875	1,532,018
Cohen & Steers Inc.	939	28,377
Eaton Vance Corp. NVS	5,611	160,811
Evercore Partners Inc. Class A	1,368	61,793
Franklin Resources Inc.	8,983	311,351
Invesco Ltd.	21,597	646,398
Janus Capital Group Inc.	5,642	71,033
Legg Mason Inc.	3,137	96,055
SEI Investments Co.	1,950	76,518
State Street Corp.	12,129	675,949
T Rowe Price Group Inc.	10,892	772,787
TD Ameritrade Holding Corp.	7,861	216,806

		6,204,892
CHEMICALS — 3.13%
Air Products & Chemicals Inc.	7,157	906,864
Airgas Inc.	1,715	240,100
Albemarle Corp.	3,953	208,086
Ashland Inc.	1,389	131,622
Balchem Corp.	236	13,249
Celanese Corp. Series A	3,981	253,470
CF Industries Holdings Inc.	9,859	295,770
Dow Chemical Co. (The)	50,532	2,122,344
Eastman Chemical Co.	5,092	311,681

4

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
Ecolab Inc.	4,548	$490,593
FMC Corp.	3,326	118,805
HB Fuller Co.	1,086	40,421
International Flavors & Fragrances Inc.	2,261	264,447
LyondellBasell Industries NV Class A	19,263	1,501,936
Monsanto Co.	14,949	1,354,379
NewMarket Corp.	235	89,128
PolyOne Corp.	1,603	43,377
PPG Industries Inc.	5,833	554,835
Praxair Inc.	11,568	1,156,800
RPM International Inc.	4,881	191,579
Scotts Miracle-Gro Co. (The) Class A	1,922	132,003
Sensient Technologies Corp.	1,155	68,919
Sherwin-Williams Co. (The)	1,208	308,849
Valspar Corp. (The)	1,620	126,895
Westlake Chemical Corp.	786	35,747

		10,961,899
COMMERCIAL SERVICES & SUPPLIES — 0.82%
ABM Industries Inc.	1,906	57,237
ADT Corp. (The)	6,230	184,284
Brady Corp. Class A	2,326	52,196
Cintas Corp.	1,504	129,224
G&K Services Inc. Class A	669	43,070
Healthcare Services Group Inc.	2,183	77,213
HNI Corp.	1,768	60,147
Interface Inc.	1,074	18,140

Security	Shares	Value
Matthews International Corp. Class A	543	$27,101
MSA Safety Inc.	1,374	58,807
Republic Services Inc.	9,923	433,635
Rollins Inc.	1,700	46,835
Steelcase Inc. Class A	3,197	40,794
Tyco International PLC	15,831	544,428
Waste Connections Inc.	1,993	119,520
Waste Management Inc.	18,797	995,301

		2,887,932
COMMUNICATIONS EQUIPMENT — 3.03%
Cisco Systems Inc.	242,932	5,779,352
Harris Corp.	4,531	394,061
Motorola Solutions Inc.	4,791	319,895
QUALCOMM Inc.	90,451	4,101,049

		10,594,357
CONSUMER FINANCE — 0.18%
Discover Financial Services	13,530	619,539

		619,539
CONTAINERS & PACKAGING — 0.40%
AptarGroup Inc.	1,587	115,692
Avery Dennison Corp.	3,195	194,543
Bemis Co. Inc.	3,625	173,529
Packaging Corp. of America	4,900	249,067
Silgan Holdings Inc.	771	40,763
Sonoco Products Co.	5,157	203,753
WestRock Co.	12,181	429,746

		1,407,093

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
DISTRIBUTORS — 0.19%
Core-Mark Holding Co. Inc.	263	$21,379
Genuine Parts Co.	6,464	557,003
Pool Corp.	841	71,065

		649,447
DIVERSIFIED CONSUMER SERVICES — 0.04%
DeVry Education Group Inc.	1,356	26,984
Service Corp. International/U.S.	5,377	130,070

		157,054
DIVERSIFIED FINANCIAL SERVICES — 0.60%
CBOE Holdings Inc.	1,772	118,051
CME Group Inc./IL	10,949	983,768
FactSet Research Systems Inc.	672	101,270
MarketAxess Holdings Inc.	441	51,257
McGraw Hill Financial Inc.	5,778	491,245
Moody’s Corp.	3,597	320,637
Morningstar Inc.	273	21,952

		2,088,180
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.01%
Atlantic Tele-Network Inc.	273	21,018

		21,018
ELECTRIC UTILITIES — 2.41%
ALLETE Inc.	2,816	148,966
American Electric Power Co. Inc.	29,795	1,816,601
Cleco Corp.	2,825	150,120

Security	Shares	Value
Edison International	13,980	$863,964
El Paso Electric Co.	1,953	79,936
Eversource Energy	15,839	852,138
Great Plains Energy Inc.	9,324	259,953
ITC Holdings Corp.	4,577	182,622
MGE Energy Inc.	1,437	69,623
NextEra Energy Inc.	21,876	2,443,768
Portland General Electric Co.	4,456	173,205
Westar Energy Inc.	7,551	328,922
Xcel Energy Inc.	27,989	1,069,740

		8,439,558
ELECTRICAL EQUIPMENT — 1.21%
AMETEK Inc.	2,437	114,661
Eaton Corp. PLC	29,486	1,489,338
Emerson Electric Co.	40,218	1,849,223
Franklin Electric Co. Inc.	783	21,360
Hubbell Inc.	2,018	182,488
Regal Beloit Corp.	1,067	59,976
Rockwell Automation Inc.	5,612	536,339

		4,253,385
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
AVX Corp.	2,429	27,885
Corning Inc.	48,819	908,522
FLIR Systems Inc.	3,125	91,375
Littelfuse Inc.	348	35,461

6

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
TE Connectivity Ltd.	12,115	$692,493

		1,755,736
ENERGY EQUIPMENT & SERVICES — 1.17%
Core Laboratories NV	1,218	119,851
Oceaneering International Inc.	4,001	135,434
Schlumberger Ltd.	53,260	3,849,100

		4,104,385
FOOD & STAPLES RETAILING — 3.52%
Casey’s General Stores Inc.	438	52,884
Costco Wholesale Corp.	6,673	1,008,424
CVS Health Corp.	24,863	2,401,517
Kroger Co. (The)	15,036	583,547
Sysco Corp.	23,375	930,559
Wal-Mart Stores Inc.	79,200	5,255,712
Walgreens Boots Alliance Inc.	22,941	1,828,856
Whole Foods Market Inc.	8,777	257,254

		12,318,753
FOOD PRODUCTS — 1.78%
Archer-Daniels-Midland Co.	28,798	1,018,009
B&G Foods Inc.	3,488	127,033
Bunge Ltd.	5,162	320,096
Flowers Foods Inc.	7,576	155,611
General Mills Inc.	27,391	1,547,865
Hershey Co. (The)	5,888	518,792
Hormel Foods Corp.	2,701	217,187
Ingredion Inc.	2,030	204,462

Security	Shares	Value
J&J Snack Foods Corp.	280	$30,234
JM Smucker Co. (The)	3,969	509,302
Kellogg Co.	10,990	807,106
Lancaster Colony Corp.	506	51,450
McCormick & Co. Inc./MD	3,303	290,565
Mead Johnson Nutrition Co.	6,242	452,483

		6,250,195
GAS UTILITIES — 0.56%
AGL Resources Inc.	5,931	376,974
Atmos Energy Corp.	4,161	288,025
Laclede Group Inc. (The)	2,146	137,215
National Fuel Gas Co.	5,060	229,370
New Jersey Resources Corp.	4,222	148,699
Northwest Natural Gas Co.	1,607	83,484
Piedmont Natural Gas Co. Inc.	2,785	164,983
Southwest Gas Corp.	2,239	131,720
UGI Corp.	7,238	246,092
WGL Holdings Inc.	2,299	153,550

		1,960,112
HEALTH CARE EQUIPMENT & SUPPLIES — 2.18%
Abbott Laboratories	48,543	1,837,352
Baxter International Inc.	10,406	380,860
Becton Dickinson and Co.	5,041	732,810
Cantel Medical Corp.	66	3,918
CR Bard Inc.	577	105,747
Hill-Rom Holdings Inc.	1,147	56,065
Medtronic PLC	41,968	3,186,211

7

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
St. Jude Medical Inc.	8,216	$434,298
STERIS PLC	1,784	123,524
Stryker Corp.	7,198	713,682
West Pharmaceutical Services Inc.	839	48,008

		7,622,475
HEALTH CARE PROVIDERS & SERVICES — 1.80%
Aetna Inc.	5,096	518,977
AmerisourceBergen Corp.	3,997	357,971
Anthem Inc.	7,505	979,327
Cardinal Health Inc.	8,883	722,810
Chemed Corp.	186	26,099
Humana Inc.	1,535	249,883
McKesson Corp.	2,100	338,058
Owens & Minor Inc.	2,644	91,615
Patterson Companies Inc.	2,535	107,636
UnitedHealth Group Inc.	25,232	2,905,717

		6,298,093
HOTELS, RESTAURANTS & LEISURE — 2.99%
Brinker International Inc.	2,611	129,871
Cracker Barrel Old Country Store Inc.	1,274	167,187
Darden Restaurants Inc.	6,665	420,295
Marriott International Inc./MD Class A	4,291	262,953
McDonald’s Corp.	42,703	5,285,777
Royal Caribbean Cruises Ltd.	4,216	345,543
Starbucks Corp.	29,603	1,798,974
Starwood Hotels & Resorts Worldwide Inc.	5,613	349,353

Security	Shares	Value
Texas Roadhouse Inc.	1,906	$70,198
Vail Resorts Inc.	1,096	137,000
Wendy’s Co. (The)	7,540	77,134
Wyndham Worldwide Corp.	3,943	255,901
Yum! Brands Inc.	16,345	1,182,888

		10,483,074
HOUSEHOLD DURABLES — 0.29%
Harman International Industries Inc.	1,607	119,545
Leggett & Platt Inc.	5,999	249,018
Newell Rubbermaid Inc.	6,660	258,275
Whirlpool Corp.	2,909	390,941

		1,017,779
HOUSEHOLD PRODUCTS — 4.65%
Church & Dwight Co. Inc.	3,105	260,820
Clorox Co. (The)	4,744	612,213
Colgate-Palmolive Co.	31,438	2,123,008
Kimberly-Clark Corp.	16,187	2,078,735
Procter & Gamble Co. (The)	136,809	11,175,927
WD-40 Co.	303	31,300

		16,282,003
INDUSTRIAL CONGLOMERATES — 4.05%
3M Co.	24,636	3,720,036
Carlisle Companies Inc.	1,355	113,386
General Electric Co.	351,249	10,221,346
Roper Technologies Inc.	830	145,806

		14,200,574

8

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
INSURANCE — 3.20%
Aflac Inc.	17,417	$1,009,489
Allied World Assurance Co. Holdings AG	4,000	146,360
Allstate Corp. (The)	11,280	683,568
American Equity Investment Life Holding Co.	910	16,553
American Financial Group Inc./OH	1,668	118,395
AmTrust Financial Services Inc.	1,173	67,084
Arthur J Gallagher & Co.	9,221	347,078
Assurant Inc.	2,417	196,526
Axis Capital Holdings Ltd.	3,033	163,509
Brown & Brown Inc.	2,726	82,462
Chubb Ltd.	11,508	1,301,210
Cincinnati Financial Corp.	6,830	393,613
Endurance Specialty Holdings Ltd.	2,003	124,046
Erie Indemnity Co. Class A	1,036	99,570
First American Financial Corp.	4,461	153,325
Horace Mann Educators Corp.	1,869	57,416
Lincoln National Corp.	5,735	226,303
Marsh & McLennan Companies Inc.	17,761	947,194
Old Republic International Corp.	14,716	266,065
PartnerRe Ltd.	1,454	204,142
Primerica Inc.	909	40,914
Principal Financial Group Inc.	13,301	505,438
ProAssurance Corp.	1,958	98,135
Prudential Financial Inc.	22,754	1,594,600
Reinsurance Group of America Inc.	1,675	141,085
RenaissanceRe Holdings Ltd.	745	83,924

Security	Shares	Value
RLI Corp.	573	$33,979
StanCorp Financial Group Inc.	804	92,187
Symetra Financial Corp.	1,997	63,944
Torchmark Corp.	1,605	87,216
Travelers Companies Inc. (The)	10,162	1,087,740
Unum Group	7,813	223,764
Validus Holdings Ltd.	3,397	150,283
WR Berkley Corp.	1,337	67,051
XL Group PLC	9,390	340,481

		11,214,649
INTERNET & CATALOG RETAIL — 0.02%
HSN Inc.	1,352	63,625

		63,625
INTERNET SOFTWARE & SERVICES — 0.06%
IAC/InterActiveCorp	2,713	140,914
j2 Global Inc.	1,122	81,356

		222,270
IT SERVICES — 3.59%
Accenture PLC Class A	19,525	2,060,669
Automatic Data Processing Inc.	16,237	1,349,132
Broadridge Financial Solutions Inc.	4,138	221,631
Heartland Payment Systems Inc.	286	26,335
International Business Machines Corp.	51,738	6,456,385
Jack Henry & Associates Inc.	1,591	129,157
Paychex Inc.	15,532	743,362
Visa Inc. Class A	21,344	1,589,915

		12,576,586

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
LEISURE PRODUCTS — 0.14%
Hasbro Inc.	4,568	$339,311
Polaris Industries Inc.	2,049	151,298

		490,609
LIFE SCIENCES TOOLS & SERVICES — 0.02%
Bio-Techne Corp.	810	66,979

		66,979
MACHINERY — 2.13%
Barnes Group Inc.	1,064	34,591
CLARCOR Inc.	1,393	65,276
Crane Co.	2,022	96,571
Cummins Inc.	10,859	976,116
Deere & Co.	14,357	1,105,633
Donaldson Co. Inc.	4,563	128,585
Dover Corp.	6,232	364,260
Flowserve Corp.	3,397	131,260
Graco Inc.	1,431	104,005
Hillenbrand Inc.	2,585	70,002
IDEX Corp.	1,952	141,540
Illinois Tool Works Inc.	11,844	1,066,789
Ingersoll-Rand PLC	8,392	431,936
ITT Corp.	1,727	56,041
Kennametal Inc.	3,729	66,003
Lincoln Electric Holdings Inc.	2,172	115,637
Nordson Corp.	1,180	71,307
PACCAR Inc.	10,530	516,707
Parker-Hannifin Corp.	5,336	518,446

Security	Shares	Value
Pentair PLC	6,697	$315,563
Snap-on Inc.	1,301	210,190
Stanley Black & Decker Inc.	4,658	439,436
Toro Co. (The)	1,100	81,972
Trinity Industries Inc.	4,272	91,506
Valmont Industries Inc.	499	53,188
Wabtec Corp./DE	626	40,033
Xylem Inc./NY	4,233	152,176

		7,444,769
MEDIA — 2.95%
CBS Corp. Class B NVS	8,177	388,407
Comcast Corp. Class A	63,470	3,535,914
John Wiley & Sons Inc. Class A	1,955	81,719
Meredith Corp.	2,264	95,790
Omnicom Group Inc.	9,832	721,177
Scripps Networks Interactive Inc. Class A	2,329	141,999
Sinclair Broadcast Group Inc. Class A	2,154	71,082
Time Warner Inc.	24,980	1,759,591
Viacom Inc. Class A	557	27,037
Viacom Inc. Class B NVS	19,205	876,516
Walt Disney Co. (The)	27,430	2,628,343

		10,327,575
METALS & MINING — 0.39%
Compass Minerals International Inc.	1,658	124,101
Nucor Corp.	18,080	706,385
Reliance Steel & Aluminum Co.	3,085	175,660
Royal Gold Inc.	2,344	69,828

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
Steel Dynamics Inc.	12,182	$223,540
Worthington Industries Inc.	1,905	58,274

		1,357,788
MULTI-UTILITIES — 2.51%
Alliant Energy Corp.	6,269	409,616
Avista Corp.	3,653	135,271
Black Hills Corp.	2,926	144,193
CMS Energy Corp.	13,844	538,255
Dominion Resources Inc./VA	35,485	2,560,952
DTE Energy Co.	9,975	847,975
NorthWestern Corp.	2,575	143,788
Public Service Enterprise Group Inc.	31,407	1,297,109
SCANA Corp.	8,088	509,140
Sempra Energy	10,707	1,014,488
Vectren Corp.	4,833	202,213
WEC Energy Group Inc.	17,649	974,754

		8,777,754
MULTILINE RETAIL — 1.05%
Dillard’s Inc. Class A	109	7,675
Kohl’s Corp.	11,012	547,847
Macy’s Inc.	18,115	732,027
Nordstrom Inc.	5,390	264,649
Target Corp.	29,199	2,114,591

		3,666,789

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.66%
Cimarex Energy Co.	875	$81,375
Devon Energy Corp.	15,981	445,870
EOG Resources Inc.	7,121	505,734
Exxon Mobil Corp.	143,781	11,193,351
HollyFrontier Corp.	8,089	282,872
Marathon Petroleum Corp.	20,041	837,513
Occidental Petroleum Corp.	51,351	3,534,489
Phillips 66	18,846	1,510,507
Valero Energy Corp.	21,023	1,426,831

		19,818,542
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	3,943	127,162

		127,162
PERSONAL PRODUCTS — 0.15%
Estee Lauder Companies Inc. (The) Class A	4,725	402,806
Nu Skin Enterprises Inc. Class A	3,335	105,553

		508,359
PHARMACEUTICALS — 6.96%
Bristol-Myers Squibb Co.	54,845	3,409,165
Johnson & Johnson	104,589	10,923,275
Perrigo Co. PLC	771	111,471
Pfizer Inc.	326,080	9,942,180

		24,386,091

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
PROFESSIONAL SERVICES — 0.19%
CEB Inc.	1,122	$66,175
Dun & Bradstreet Corp. (The)	999	98,321
Equifax Inc.	1,916	202,713
ManpowerGroup Inc.	2,159	164,840
Robert Half International Inc.	3,379	147,899

		679,948
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Jones Lang LaSalle Inc.	254	35,743

		35,743
ROAD & RAIL — 1.36%
CSX Corp.	42,811	985,509
JB Hunt Transport Services Inc.	1,586	115,302
Norfolk Southern Corp.	12,279	865,670
Ryder System Inc.	2,295	122,025
Union Pacific Corp.	36,912	2,657,664

		4,746,170
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.69%
Analog Devices Inc.	13,461	725,009
Avago Technologies Ltd.	4,618	617,473
KLA-Tencor Corp.	7,302	489,161
Linear Technology Corp.	9,948	425,078
Maxim Integrated Products Inc.	13,994	467,400
Microchip Technology Inc.	9,696	434,478
MKS Instruments Inc.	1,489	52,770
Texas Instruments Inc.	41,390	2,190,773

Security	Shares	Value
Xilinx Inc.	10,123	$508,883

		5,911,025
SOFTWARE — 4.09%
Activision Blizzard Inc.	4,557	158,675
Intuit Inc.	4,960	473,729
Microsoft Corp.	197,197	10,863,583
Oracle Corp.	75,826	2,753,242
Solera Holdings Inc.	1,689	91,645

		14,340,874
SPECIALTY RETAIL — 2.72%
Aaron’s Inc.	463	10,593
Best Buy Co. Inc.	13,631	380,714
Chico’s FAS Inc.	5,799	60,252
DSW Inc. Class A	3,698	88,789
Foot Locker Inc.	3,131	211,530
Gap Inc. (The)	12,090	298,865
Group 1 Automotive Inc.	355	19,046
Home Depot Inc. (The)	34,548	4,344,756
L Brands Inc.	7,921	761,604
Lithia Motors Inc. Class A	247	18,913
Lowe’s Companies Inc.	20,471	1,466,952
Monro Muffler Brake Inc.	377	24,788
Penske Automotive Group Inc.	1,423	44,640
Ross Stores Inc.	5,354	301,216
Signet Jewelers Ltd.	872	101,152
Tiffany & Co.	3,573	228,100

12

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
TJX Companies Inc. (The)	12,110	$862,716
Tractor Supply Co.	1,867	164,875
Williams-Sonoma Inc.	2,831	146,249

		9,535,750
TEXTILES, APPAREL & LUXURY GOODS — 0.57%
Columbia Sportswear Co.	706	38,957
NIKE Inc. Class B	17,903	1,110,165
Oxford Industries Inc.	337	23,543
Ralph Lauren Corp.	1,537	172,913
VF Corp.	10,627	665,250

		2,010,828
THRIFTS & MORTGAGE FINANCE — 0.06%
Northwest Bancshares Inc.	6,460	81,202
Provident Financial Services Inc.	3,038	59,666
Washington Federal Inc.	3,050	65,118

		205,986
TOBACCO — 2.63%
Altria Group Inc.	117,710	7,193,258

Security	Shares	Value
Reynolds American Inc.	40,054	$2,000,697

		9,193,955
TRADING COMPANIES & DISTRIBUTORS — 0.35%
Applied Industrial Technologies Inc.	1,626	62,503
Fastenal Co.	12,229	496,008
GATX Corp.	2,278	93,353
MSC Industrial Direct Co. Inc. Class A	2,159	139,925
WW Grainger Inc.	2,155	423,867

		1,215,656
WATER UTILITIES — 0.19%
American States Water Co.	1,183	53,708
American Water Works Co. Inc.	6,422	416,852
Aqua America Inc.	6,455	203,526

		674,086
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Telephone & Data Systems Inc.	3,007	69,732

		69,732

TOTAL COMMON STOCKS (Cost: $354,809,816)		349,487,614

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.16%
MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	550,970	$550,970

		550,970

TOTAL SHORT-TERM INVESTMENTS
(Cost: $550,970)		550,970

Security	Shares	Value

TOTAL INVESTMENTS IN SECURITIES — 99.95% (Cost: $355,360,786)		$350,038,584

Other Assets, Less Liabilities — 0.05%		189,498

NET ASSETS — 100.00%		$350,228,082

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of January 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	8	Mar. 2016	Chicago Mercantile	$772,040	$(40,444)

See accompanying notes to schedules of investments.

14

Schedule of Investments   (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 1.53%
Lockheed Martin Corp.	309,235	$65,248,585

		65,248,585
AIR FREIGHT & LOGISTICS — 1.70%
United Parcel Service Inc. Class B	777,167	72,431,964

		72,431,964
BANKS — 0.32%
FirstMerit Corp.	225,399	4,368,233
People’s United Financial Inc.	482,305	6,930,723
Trustmark Corp.	103,177	2,232,750

		13,531,706
BEVERAGES — 4.63%
Coca-Cola Co. (The)	4,599,151	197,395,561

		197,395,561
CAPITAL MARKETS — 0.74%
Cohen & Steers Inc.	24,940	753,687
Eaton Vance Corp. NVS	141,478	4,054,759
Federated Investors Inc. Class B	123,192	3,115,526
Invesco Ltd.	546,786	16,365,305
NorthStar Asset Management Group Inc./New York	243,411	2,808,963

Security	Shares	Value
Waddell & Reed Financial Inc. Class A	164,306	$4,508,557

		31,606,797
COMMERCIAL SERVICES & SUPPLIES — 0.71%
KAR Auction Services Inc.	151,717	5,070,382
Waste Management Inc.	479,891	25,410,229

		30,480,611
COMMUNICATIONS EQUIPMENT — 3.37%
Cisco Systems Inc.	6,035,228	143,578,074

		143,578,074
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.46%
Verizon Communications Inc.	7,212,922	360,429,712

		360,429,712
ELECTRIC UTILITIES — 5.09%
American Electric Power Co. Inc.	753,568	45,945,041
Cleco Corp.	72,277	3,840,800
Eversource Energy	406,525	21,871,045
Great Plains Energy Inc.	235,460	6,564,625
IDACORP Inc.	58,133	4,045,475
MGE Energy Inc.	37,591	1,821,284
Pinnacle West Capital Corp.	168,818	11,194,321
Portland General Electric Co.	115,502	4,489,563

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2016

Security	Shares	Value
Southern Co. (The)	1,670,327	$81,712,397
Westar Energy Inc.	190,828	8,312,468
Xcel Energy Inc.	714,063	27,291,488

		217,088,507
ELECTRICAL EQUIPMENT — 1.09%
Emerson Electric Co.	1,007,174	46,309,861

		46,309,861
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
AVX Corp.	62,020	711,990

		711,990
ENERGY EQUIPMENT & SERVICES — 0.61%
Frank’s International NV	51,306	750,607
National Oilwell Varco Inc.	777,560	25,301,802

		26,052,409
FOOD PRODUCTS — 1.42%
General Mills Inc.	699,398	39,522,981
Kellogg Co.	286,675	21,053,412

		60,576,393
GAS UTILITIES — 0.14%
National Fuel Gas Co.	127,387	5,774,453

		5,774,453

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.30%
McDonald’s Corp.	1,076,997	$133,310,689
Six Flags Entertainment Corp.	144,995	7,288,898

		140,599,587
HOUSEHOLD PRODUCTS — 7.77%
Kimberly-Clark Corp.	410,498	52,716,153
Procter & Gamble Co. (The)	3,408,812	278,465,852

		331,182,005
INSURANCE — 0.61%
Arthur J Gallagher & Co.	227,122	8,548,872
Cincinnati Financial Corp.	173,731	10,012,118
Mercury General Corp.	16,691	774,963
Old Republic International Corp.	369,117	6,673,635

		26,009,588
IT SERVICES — 0.71%
Paychex Inc.	403,120	19,293,323
Western Union Co. (The)	627,514	11,194,850

		30,488,173
MACHINERY — 0.58%
Cummins Inc.	276,661	24,869,057

		24,869,057

16

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2016

Security	Shares	Value
METALS & MINING — 0.08%
Compass Minerals International Inc.	43,311	$3,241,828

		3,241,828
MULTI-UTILITIES — 5.49%
Alliant Energy Corp.	159,248	10,405,264
Ameren Corp.	356,845	16,029,477
CMS Energy Corp.	351,277	13,657,650
Consolidated Edison Inc.	471,489	32,716,622
Dominion Resources Inc./VA	892,705	64,426,520
DTE Energy Co.	257,198	21,864,402
PG&E Corp.	654,352	35,930,468
SCANA Corp.	203,350	12,800,883
Sempra Energy	275,081	26,063,925

		233,895,211
OIL, GAS & CONSUMABLE FUELS — 20.11%
Chevron Corp.	3,346,656	289,385,344
CVR Energy Inc.	28,140	985,463
Exxon Mobil Corp.	5,556,698	432,588,939
Occidental Petroleum Corp.	1,278,469	87,997,021
Spectra Energy Corp.	1,572,261	43,158,565
Western Refining Inc.	98,545	3,242,131

		857,357,463
PAPER & FOREST PRODUCTS — 0.05%

Security	Shares	Value
Schweitzer-Mauduit International Inc.	46,026	$1,933,092

		1,933,092
PHARMACEUTICALS — 17.12%
Johnson & Johnson	2,927,491	305,747,160
Merck & Co. Inc.	3,604,158	182,622,686
Pfizer Inc.	7,910,467	241,190,139

		729,559,985
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.91%
Intel Corp.	4,925,916	152,801,914
Intersil Corp. Class A	179,678	2,335,814
Maxim Integrated Products Inc.	349,570	11,675,638

		166,813,366
SOFTWARE — 0.29%
CA Inc.	432,569	12,427,707

		12,427,707
SPECIALTY RETAIL — 0.20%
Buckle Inc. (The)	33,747	959,090
Gap Inc. (The)	305,136	7,542,962

		8,502,052
TEXTILES, APPAREL & LUXURY GOODS — 0.40%
Coach Inc.	465,303	17,239,476

		17,239,476

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2016

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.40%
New York Community Bancorp. Inc.	1,115,044	$17,260,881

		17,260,881
TOBACCO — 8.87%
Altria Group Inc.	2,925,015	178,747,667
Philip Morris International Inc.	2,215,236	199,393,392

		378,141,059

TOTAL COMMON STOCKS (Cost: $4,302,691,381)		4,250,737,153

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	4,682,589	4,682,589

		4,682,589

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,682,589)		4,682,589

Security	Shares	Value
TOTAL INVESTMENTS IN SECURITIES — 99.83% (Cost: $4,307,373,970)		$4,255,419,742

Other Assets, Less Liabilities — 0.17%		7,167,622

NET ASSETS — 100.00%		$4,262,587,364

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of January 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	120	Mar. 2016	Chicago Mercantile	$11,580,600	$(197,797)

See accompanying notes to schedules of investments.

18

Schedule of Investments   (Unaudited)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 100.15%

AEROSPACE & DEFENSE — 2.59%
B/E Aerospace Inc.	4,582	$185,342
Boeing Co. (The)	28,210	3,388,867
BWX Technologies Inc.	4,933	147,694
Curtiss-Wright Corp.	2,107	145,383
DigitalGlobe Inc.[a,b]	3,028	39,667
Esterline Technologies Corp.[a]	1,358	106,888
General Dynamics Corp.	13,334	1,783,689
Hexcel Corp.	4,281	177,148
Honeywell International Inc.	34,522	3,562,670
Huntington Ingalls Industries Inc.	2,081	266,118
KLX Inc.[a]	2,425	70,883
L-3 Communications Holdings Inc.	3,517	410,926
Lockheed Martin Corp.	11,860	2,502,460
Moog Inc. Class Aa	1,506	69,773
Northrop Grumman Corp.	8,154	1,508,979
Orbital ATK Inc.	2,607	235,230
Precision Castparts Corp.	6,132	1,440,713
Raytheon Co.	13,481	1,728,803
Rockwell Collins Inc.	5,935	480,023
Spirit AeroSystems Holdings Inc. Class Aa	5,710	242,104
Teledyne Technologies Inc.[a]	1,639	133,169
Textron Inc.	12,309	421,214
TransDigm Group Inc.[a]	2,393	537,779
Triumph Group Inc.	2,107	53,729

Security	Shares	Value
United Technologies Corp.	36,952	$3,240,321

		22,879,572
AIR FREIGHT & LOGISTICS — 0.61%
CH Robinson Worldwide Inc.	6,454	418,026
Expeditors International of Washington Inc.	8,398	378,918
FedEx Corp.	11,775	1,564,662
Hub Group Inc. Class Aa	1,550	47,228
United Parcel Service Inc. Class B	31,122	2,900,570
XPO Logistics Inc.[a,b]	3,921	89,595

		5,398,999
AIRLINES — 0.62%
Alaska Air Group Inc.	5,652	397,901
Allegiant Travel Co.	602	96,603
American Airlines Group Inc.	28,339	1,104,938
Delta Air Lines Inc.	35,389	1,567,379
JetBlue Airways Corp.[a,b]	14,132	301,153
Southwest Airlines Co.	28,967	1,089,738
Spirit Airlines Inc.[a]	3,247	135,725
United Continental Holdings Inc.[a]	16,733	807,869

		5,501,306
AUTO COMPONENTS — 0.43%
Autoliv Inc.	3,932	404,131
BorgWarner Inc.	9,914	291,075
Cooper Tire & Rubber Co.	2,286	83,348
Dana Holding Corp.	7,014	83,396
Delphi Automotive PLC	12,465	809,477

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Gentex Corp.	12,748	$174,520
Goodyear Tire & Rubber Co. (The)	12,100	343,761
Johnson Controls Inc.	29,227	1,048,373
Lear Corp.	3,391	352,088
Tenneco Inc.[a,b]	2,645	101,065
Visteon Corp.	1,688	112,893

		3,804,127
AUTOMOBILES — 0.60%
Ford Motor Co.	175,209	2,091,996
General Motors Co.	63,505	1,882,288
Harley-Davidson Inc.	8,640	345,600
Tesla Motors Inc.[a,b]	4,527	865,562
Thor Industries Inc.	2,094	109,789

		5,295,235
BANKS — 5.51%
Associated Banc-Corp.	7,069	124,061
BancorpSouth Inc.	3,655	76,316
Bank of America Corp.	466,397	6,594,854
Bank of Hawaii Corp.	1,972	118,182
Bank of the Ozarks Inc.	3,524	156,254
BankUnited Inc.	4,665	157,210
BB&T Corp.	34,870	1,138,854
BOK Financial Corp.	903	45,159
Cathay General Bancorp.	3,221	90,188
CIT Group Inc.	7,801	228,959
Citigroup Inc.	133,436	5,681,705
Citizens Financial Group Inc.	23,801	505,771
Comerica Inc.	8,010	274,743
Commerce Bancshares Inc./MO	3,627	149,179
Cullen/Frost Bankers Inc.	2,490	119,171

Security	Shares	Value
East West Bancorp. Inc.	6,504	$210,860
Fifth Third Bancorp.	35,196	556,097
First Financial Bankshares Inc.	2,707	70,707
First Horizon National Corp.	10,563	134,467
First Niagara Financial Group Inc.	15,694	153,644
First Republic Bank/CA	6,448	438,464
FirstMerit Corp.	7,236	140,234
FNB Corp./PA	7,702	92,809
Fulton Financial Corp.	8,142	104,625
Glacier Bancorp. Inc.	3,164	74,639
Hancock Holding Co.	3,609	86,472
Huntington Bancshares Inc./OH	35,062	300,832
IBERIABANK Corp.	1,542	73,785
International Bancshares Corp.	2,486	57,650
Investors Bancorp. Inc.	16,721	195,468
JPMorgan Chase & Co.	164,885	9,810,657
KeyCorp	36,972	412,608
M&T Bank Corp.	7,107	783,049
MB Financial Inc.	3,294	102,509
PacWest Bancorp.	4,982	182,889
People’s United Financial Inc.	14,223	204,385
PNC Financial Services Group Inc. (The)[c]	22,807	1,976,227
Popular Inc.	4,525	113,758
PrivateBancorp. Inc.	3,368	126,738
Prosperity Bancshares Inc.	3,007	127,497
Regions Financial Corp.	58,090	471,691
Signature Bank/New York NYa	2,229	310,589
SunTrust Banks Inc.	22,867	836,475
SVB Financial Group[a]	2,278	230,807
Synovus Financial Corp.	5,656	172,678

20

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
TCF Financial Corp.	7,158	$85,968
Texas Capital Bancshares Inc.[a]	2,063	73,649
Trustmark Corp.	2,909	62,951
U.S. Bancorp.	73,484	2,943,769
UMB Financial Corp.	1,867	87,562
Umpqua Holdings Corp.	9,459	136,966
United Bankshares Inc./WV	2,787	93,587
Valley National Bancorp.	10,218	89,918
Webster Financial Corp.	3,916	129,894
Wells Fargo & Co.	208,197	10,457,735
Western Alliance Bancorp.[a]	4,119	134,197
Wintrust Financial Corp.	2,042	85,948
Zions BanCorp.	8,931	202,555

		48,598,615
BEVERAGES — 2.10%
Brown-Forman Corp. Class A	1,258	133,713
Brown-Forman Corp. Class B	4,565	446,640
Coca-Cola Co. (The)	175,320	7,524,734
Coca-Cola Enterprises Inc.	9,317	432,495
Constellation Brands Inc. Class A	7,785	1,187,057
Dr Pepper Snapple Group Inc.	8,404	788,631
Molson Coors Brewing Co. Class B	7,082	640,779
Monster Beverage Corp.[a]	6,684	902,541
PepsiCo Inc.	65,256	6,479,921

		18,536,511
BIOTECHNOLOGY — 3.36%
AbbVie Inc.	73,225	4,020,053
ACADIA Pharmaceuticals Inc.[a,b]	3,661	75,746
Agios Pharmaceuticals Inc.[a,b]	1,273	53,746

Security	Shares	Value
Alexion Pharmaceuticals Inc.[a]	10,143	$1,480,168
Alkermes PLC[a]	6,736	215,619
Alnylam Pharmaceuticals Inc.[a]	3,215	221,642
Amgen Inc.	33,807	5,163,343
Anacor Pharmaceuticals Inc.[a]	1,992	149,659
Baxalta Inc.	24,220	969,042
Biogen Inc.[a]	9,977	2,724,320
BioMarin Pharmaceutical Inc.[a]	7,324	542,123
Bluebird Bio Inc.[a]	1,522	62,950
Celgene Corp.[a]	35,192	3,530,461
Cepheid[a,b]	3,234	95,241
Clovis Oncology Inc.[a,b]	1,508	31,547
Dyax Corp.	7,366	8,176
Gilead Sciences Inc.	64,554	5,357,982
Halozyme Therapeutics Inc.[a]	5,183	45,610
Incyte Corp.[a]	7,520	530,611
Intercept Pharmaceuticals Inc.[a,b]	784	83,284
Intrexon Corp.[a,b]	2,360	68,770
Ionis Pharmaceuticals Inc.[a,b]	5,254	204,538
Juno Therapeutics Inc.[a,b]	3,063	84,478
Kite Pharma Inc.[a]	1,743	82,775
MannKind Corp.[a,b]	12,421	12,388
Medivation Inc.[a]	7,233	236,519
Myriad Genetics Inc.[a,b]	3,272	127,510
Neurocrine Biosciences Inc.[a]	3,576	152,159
Novavax Inc.[a,b]	12,731	65,565
OPKO Health Inc.[a,b]	14,560	117,062
Portola Pharmaceuticals Inc.[a]	2,388	78,876
Puma Biotechnology Inc.[a,b]	945	39,444
Radius Health Inc.[a,b]	1,553	49,743
Regeneron Pharmaceuticals Inc.[a]	3,466	1,456,032

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Seattle Genetics Inc.[a,b]	4,785	$157,809
Ultragenyx Pharmaceutical Inc.[a,b]	1,597	89,672
United Therapeutics Corp.[a]	2,067	254,613
Vertex Pharmaceuticals Inc.[a]	10,938	992,624

		29,631,900
BUILDING PRODUCTS — 0.21%
Allegion PLC	4,267	258,410
AO Smith Corp.	3,412	238,328
Armstrong World Industries Inc.[a]	2,103	81,344
Fortune Brands Home & Security Inc.	7,251	352,326
Lennox International Inc.	1,822	218,312
Masco Corp.	15,125	399,149
Owens Corning	5,323	245,869
USG Corp.[a,b]	4,277	76,516

		1,870,254
CAPITAL MARKETS — 1.87%
Affiliated Managers Group Inc.[a]	2,385	320,043
Ameriprise Financial Inc.	7,779	705,166
Bank of New York Mellon Corp. (The)	49,152	1,780,285
BlackRock Inc.[c]	5,645	1,773,998
Charles Schwab Corp. (The)	53,819	1,373,999
E*TRADE Financial Corp.[a]	13,130	309,343
Eaton Vance Corp. NVS	5,326	152,643
Federated Investors Inc. Class B	4,074	103,031
Financial Engines Inc.	2,222	59,927
Franklin Resources Inc.	16,904	585,893
Goldman Sachs Group Inc. (The)	17,769	2,870,760
Invesco Ltd.	18,993	568,461
Janus Capital Group Inc.	6,552	82,490

Security	Shares	Value
Lazard Ltd. Class A	5,737	$206,475
Legg Mason Inc.	4,971	152,212
LPL Financial Holdings Inc.[b]	3,477	105,770
Morgan Stanley	67,809	1,754,897
Northern Trust Corp.	9,864	612,357
NorthStar Asset Management Group Inc./New York	8,897	102,671
Raymond James Financial Inc.	5,639	247,045
SEI Investments Co.	6,312	247,683
State Street Corp.	18,199	1,014,230
Stifel Financial Corp.[a]	3,244	108,544
T Rowe Price Group Inc.	11,182	793,363
TD Ameritrade Holding Corp.	12,134	334,656
Waddell & Reed Financial Inc. Class A	3,744	102,735
WisdomTree Investments Inc.	5,216	62,592

		16,531,269
CHEMICALS — 2.06%
Air Products & Chemicals Inc.	8,742	1,107,699
Airgas Inc.	2,920	408,800
Albemarle Corp.	5,033	264,937
Ashland Inc.	2,821	267,318
Axalta Coating Systems Ltd.[a,b]	6,218	148,051
Axiall Corp.	3,067	54,991
Cabot Corp.	2,945	118,801
Celanese Corp. Series A	6,580	418,949
CF Industries Holdings Inc.	10,431	312,930
Chemours Co. (The)	8,023	31,611
Chemtura Corp.[a]	2,943	77,224
Dow Chemical Co. (The)	50,481	2,120,202
Eastman Chemical Co.	6,585	403,068

22

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Ecolab Inc.	11,919	$1,285,702
EI du Pont de Nemours & Co.	39,362	2,076,739
FMC Corp.	5,807	207,426
HB Fuller Co.	2,158	80,321
Huntsman Corp.	9,119	78,697
International Flavors & Fragrances Inc.	3,586	419,418
LyondellBasell Industries NV Class A	16,157	1,259,761
Minerals Technologies Inc.	1,536	62,961
Monsanto Co.	19,655	1,780,743
Mosaic Co. (The)	15,146	365,019
NewMarket Corp.	451	171,051
Olin Corp.	7,737	131,065
Platform Specialty Products Corp.[a,b]	5,916	45,139
PolyOne Corp.	3,697	100,041
PPG Industries Inc.	12,018	1,143,152
Praxair Inc.	12,719	1,271,900
RPM International Inc.	5,815	228,239
Scotts Miracle-Gro Co. (The) Class A	1,955	134,269
Sensient Technologies Corp.	1,949	116,297
Sherwin-Williams Co. (The)	3,526	901,492
Valspar Corp. (The)	3,348	262,249
Westlake Chemical Corp.	1,760	80,045
WR Grace & Co.[a]	3,106	252,642

		18,188,949
COMMERCIAL SERVICES & SUPPLIES — 0.57%
ADT Corp. (The)[b]	7,284	215,461
Cintas Corp.	3,962	340,415
Clean Harbors Inc.[a]	2,479	109,844
Copart Inc.[a]	4,980	166,880

Security	Shares	Value
Covanta Holding Corp.	5,781	$81,743
Deluxe Corp.	2,218	123,986
Essendant Inc.	1,773	52,942
Healthcare Services Group Inc.	3,250	114,953
Herman Miller Inc.	2,517	64,486
HNI Corp.	2,035	69,231
KAR Auction Services Inc.	6,308	210,813
MSA Safety Inc.	1,348	57,694
Pitney Bowes Inc.	8,888	174,027
Republic Services Inc.	10,690	467,153
Rollins Inc.	4,208	115,930
RR Donnelley & Sons Co.	9,493	132,617
Stericycle Inc.[a]	3,788	455,886
Tetra Tech Inc.	2,830	74,967
Tyco International PLC	19,038	654,717
Waste Connections Inc.	5,451	326,896
Waste Management Inc.	18,697	990,006

		5,000,647
COMMUNICATIONS EQUIPMENT — 1.36%
Arista Networks Inc.[a,b]	1,574	94,487
ARRIS International PLC[a,b]	7,901	201,238
Brocade Communications Systems Inc.	17,991	143,568
Ciena Corp.[a,b]	5,529	98,250
Cisco Systems Inc.	227,391	5,409,632
CommScope Holding Co. Inc.[a]	5,494	123,175
EchoStar Corp. Class Aa	1,980	69,557
F5 Networks Inc.[a]	3,207	300,752
Finisar Corp.[a,b]	4,515	57,340
Harris Corp.	5,613	488,163
Infinera Corp.[a]	6,468	99,090
InterDigital Inc./PA	1,516	68,281

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Juniper Networks Inc.	15,981	$377,152
Lumentum Holdings Inc.[a]	2,087	41,177
Motorola Solutions Inc.	7,105	474,401
NetScout Systems Inc.[a]	4,543	97,902
Palo Alto Networks Inc.[a]	3,229	482,703
Plantronics Inc.	1,620	72,625
Polycom Inc.[a]	6,219	63,372
QUALCOMM Inc.	67,333	3,052,878
ViaSat Inc.[a,b]	2,104	131,500
Viavi Solutions Inc.[a,b]	10,437	52,185

		11,999,428
CONSTRUCTION & ENGINEERING — 0.14%
AECOM[a]	6,556	179,897
Chicago Bridge & Iron Co. NV	4,226	164,053
EMCOR Group Inc.	2,901	132,576
Fluor Corp.	6,225	279,440
Jacobs Engineering Group Inc.[a,b]	5,470	214,588
KBR Inc.	6,533	93,161
Quanta Services Inc.[a]	7,332	137,108

		1,200,823
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	2,185	116,985
Martin Marietta Materials Inc.	3,004	377,242
Vulcan Materials Co.	5,886	519,145

		1,013,372

Security	Shares	Value
CONSUMER FINANCE — 0.71%
Ally Financial Inc.[a]	20,122	$318,934
American Express Co.	37,527	2,007,695
Capital One Financial Corp.	23,879	1,566,940
Discover Financial Services	19,074	873,398
LendingClub Corp.[a,b]	9,290	68,560
Navient Corp.	16,012	153,075
PRA Group Inc.[a]	2,208	65,688
Santander Consumer USA Holdings Inc.[a]	4,581	47,871
SLM Corp.[a]	18,608	119,091
Synchrony Financial[a]	37,428	1,063,704

		6,284,956
CONTAINERS & PACKAGING — 0.42%
AptarGroup Inc.	2,816	205,286
Avery Dennison Corp.	4,209	256,286
Ball Corp.	6,139	410,269
Bemis Co. Inc.	4,173	199,762
Berry Plastics Group Inc.[a]	5,396	167,816
Crown Holdings Inc.[a]	6,116	280,602
Graphic Packaging Holding Co.	14,742	167,469
International Paper Co.	18,547	634,493
Owens-Illinois Inc.[a]	7,193	93,077
Packaging Corp. of America	4,354	221,314
Sealed Air Corp.	8,828	357,799
Silgan Holdings Inc.	1,734	91,677
Sonoco Products Co.	4,434	175,187
WestRock Co.	11,597	409,142

		3,670,179

24

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
DISTRIBUTORS — 0.13%
Genuine Parts Co.	6,840	$589,403
LKQ Corp.[a]	13,620	373,188
Pool Corp.	1,840	155,480

		1,118,071
DIVERSIFIED CONSUMER SERVICES — 0.14%
Apollo Education Group Inc.[a]	4,397	34,912
DeVry Education Group Inc.	2,512	49,989
Graham Holdings Co. Class B	199	96,453
Grand Canyon Education Inc.[a]	2,205	83,018
H&R Block Inc.	10,419	354,767
Houghton Mifflin Harcourt Co.[a,b]	5,234	93,375
Service Corp. International/U.S.	8,718	210,889
ServiceMaster Global Holdings Inc.[a]	5,991	252,880
Sotheby’s	2,692	63,235

		1,239,518
DIVERSIFIED FINANCIAL SERVICES — 1.96%
Berkshire Hathaway Inc. Class Ba	83,915	10,889,650
CBOE Holdings Inc.	3,611	240,565
CME Group Inc./IL	15,205	1,366,169
FactSet Research Systems Inc.	1,862	280,603
FNFV Group[a,b]	4,011	37,623
Intercontinental Exchange Inc.	5,347	1,410,539
Leucadia National Corp.	14,557	241,064
MarketAxess Holdings Inc.	1,686	195,964
McGraw Hill Financial Inc.	12,099	1,028,657
Moody’s Corp.	7,737	689,676

Security	Shares	Value
MSCI Inc.	4,153	$285,892
Nasdaq Inc.	5,167	320,354
Voya Financial Inc.	10,255	313,598

		17,300,354
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.39%
AT&T Inc.	275,559	9,936,657
CenturyLink Inc.	24,479	622,256
Frontier Communications Corp.	51,249	233,183
Level 3 Communications Inc.[a]	13,018	635,409
SBA Communications Corp. Class Aa	5,670	562,918
Verizon Communications Inc.	182,253	9,107,182

		21,097,605
ELECTRIC UTILITIES — 1.87%
ALLETE Inc.	2,144	113,418
American Electric Power Co. Inc.	21,962	1,339,023
Cleco Corp.	2,646	140,608
Duke Energy Corp.	30,747	2,315,249
Edison International	14,708	908,954
El Paso Electric Co.	1,759	71,996
Entergy Corp.	8,002	564,781
Eversource Energy	14,347	771,869
Exelon Corp.	41,248	1,219,703
FirstEnergy Corp.	19,074	630,587
Great Plains Energy Inc.	6,774	188,859
Hawaiian Electric Industries Inc.	4,609	137,901
IDACORP Inc.	2,161	150,384
ITC Holdings Corp.	7,004	279,460

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
NextEra Energy Inc.	20,582	$2,299,215
OGE Energy Corp.	9,173	240,608
Pepco Holdings Inc.	11,230	299,616
Pinnacle West Capital Corp.	5,030	333,539
PNM Resources Inc.	3,483	109,401
Portland General Electric Co.	3,946	153,381
PPL Corp.	30,019	1,052,466
Southern Co. (The)	40,843	1,998,040
Westar Energy Inc.	6,282	273,644
Xcel Energy Inc.	22,753	869,620

		16,462,322
ELECTRICAL EQUIPMENT — 0.54%
Acuity Brands Inc.	1,959	396,560
AMETEK Inc.	10,525	495,201
Eaton Corp. PLC	20,833	1,052,275
Emerson Electric Co.	29,176	1,341,513
EnerSys	2,082	100,831
Generac Holdings Inc.[a]	2,938	83,498
Hubbell Inc.	2,491	225,261
Regal Beloit Corp.	1,977	111,127
Rockwell Automation Inc.	5,994	572,847
Sensata Technologies Holding NVa	7,569	277,782
Solarcity Corp.[a,b]	2,629	93,724

		4,750,619
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.64%
Amphenol Corp. Class A	13,721	680,150
Anixter International Inc.[a]	1,175	58,092
Arrow Electronics Inc.[a]	4,154	214,346
Avnet Inc.	6,059	241,875

Security	Shares	Value
Belden Inc.	1,823	$77,879
CDW Corp./DE	6,639	255,270
Cognex Corp.	3,999	128,968
Corning Inc.	53,033	986,944
Dolby Laboratories Inc. Class A	2,091	75,297
FEI Co.	1,840	133,308
FLIR Systems Inc.	6,249	182,721
Ingram Micro Inc. Class A	6,828	192,550
IPG Photonics Corp.[a,b]	1,662	134,339
Itron Inc.[a]	1,769	58,306
Jabil Circuit Inc.	8,257	164,397
Keysight Technologies Inc.[a]	7,484	175,126
Knowles Corp.[a]	3,720	50,592
Littelfuse Inc.	965	98,333
National Instruments Corp.	4,677	133,294
TE Connectivity Ltd.	17,386	993,784
Tech Data Corp.[a]	1,658	103,459
Trimble Navigation Ltd.[a]	11,245	216,916
VeriFone Systems Inc.[a]	5,121	119,780
Vishay Intertechnology Inc.	5,797	66,434
Zebra Technologies Corp. Class Aa	2,271	137,168

		5,679,328
ENERGY EQUIPMENT & SERVICES — 1.06%
Archrock Inc.	3,124	18,744
Atwood Oceanics Inc.[b]	2,511	15,392
Baker Hughes Inc.	19,526	849,576
Bristow Group Inc.	1,587	36,914
Cameron International Corp.[a]	8,634	566,908
Core Laboratories NVb	1,871	184,106

26

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Diamond Offshore Drilling Inc.	3,068	$57,034
Dril-Quip Inc.[a]	1,810	106,138
Ensco PLC Class A	10,211	99,864
Exterran Corp.[a]	1,561	25,788
FMC Technologies Inc.[a]	10,304	259,146
Halliburton Co.	38,459	1,222,612
Helmerich & Payne Inc.	4,720	239,776
Nabors Industries Ltd.	13,250	97,520
National Oilwell Varco Inc.	16,775	545,859
Noble Corp. PLC[b]	11,047	86,056
Oceaneering International Inc.	4,516	152,867
Oil States International Inc.[a]	2,278	64,308
Patterson-UTI Energy Inc.	6,409	92,161
Rowan Companies PLC Class A	5,503	69,613
Schlumberger Ltd.	56,577	4,088,820
Superior Energy Services Inc.	6,626	68,314
Transocean Ltd.[b]	15,152	157,884
U.S. Silica Holdings Inc.[b]	2,236	41,701
Weatherford International PLC[a,b]	34,077	229,679

		9,376,780
FOOD & STAPLES RETAILING — 2.20%
Casey’s General Stores Inc.	1,791	216,245
Costco Wholesale Corp.	19,604	2,962,557
CVS Health Corp.	49,600	4,790,864
Kroger Co. (The)	43,461	1,686,721
Rite Aid Corp.[a]	47,322	368,638
Sprouts Farmers Market Inc.[a,b]	6,272	143,002
Sysco Corp.	23,642	941,188
United Natural Foods Inc.[a]	2,166	75,853
Wal-Mart Stores Inc.	70,277	4,663,582

Security	Shares	Value
Walgreens Boots Alliance Inc.	39,017	$3,110,435
Whole Foods Market Inc.	15,341	449,645

		19,408,730
FOOD PRODUCTS — 1.81%
Archer-Daniels-Midland Co.	26,633	941,477
B&G Foods Inc.	2,805	102,158
Bunge Ltd.	6,440	399,344
Campbell Soup Co.	8,124	458,275
ConAgra Foods Inc.	19,555	814,270
Darling Ingredients Inc.[a]	6,926	62,265
Dean Foods Co.	4,059	81,099
Flowers Foods Inc.	8,438	173,317
General Mills Inc.	26,703	1,508,987
Hain Celestial Group Inc. (The)[a]	4,680	170,258
Hershey Co. (The)	6,418	565,490
Hormel Foods Corp.	6,083	489,134
Ingredion Inc.	3,209	323,210
JM Smucker Co. (The)	5,407	693,826
Kellogg Co.	11,416	838,391
Keurig Green Mountain Inc.	5,215	465,439
Kraft Heinz Co. (The)	26,698	2,084,046
Lancaster Colony Corp.	867	88,157
McCormick & Co. Inc./MD	5,149	452,958
Mead Johnson Nutrition Co.	8,792	637,332
Mondelez International Inc. Class A	71,185	3,068,073
Pinnacle Foods Inc.	4,951	212,348
Post Holdings Inc.[a]	2,791	163,273
TreeHouse Foods Inc.[a]	2,450	194,432
Tyson Foods Inc. Class A	13,260	707,554

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
WhiteWave Foods Co. (The)[a]	7,756	$292,789

		15,987,902
GAS UTILITIES — 0.23%
AGL Resources Inc.	5,461	347,101
Atmos Energy Corp.	4,635	320,835
National Fuel Gas Co.	3,692	167,358
New Jersey Resources Corp.	3,642	128,271
ONE Gas Inc.	2,253	127,430
Piedmont Natural Gas Co. Inc.	3,465	205,267
Questar Corp.	7,724	157,492
South Jersey Industries Inc.	2,795	69,484
Southwest Gas Corp.	1,996	117,425
UGI Corp.	7,748	263,432
WGL Holdings Inc.	2,247	150,077

		2,054,172
HEALTH CARE EQUIPMENT & SUPPLIES — 2.25%
Abbott Laboratories	66,966	2,534,663
ABIOMED Inc.[a]	1,747	149,071
Alere Inc.[a]	3,984	148,205
Align Technology Inc.[a]	3,140	207,680
Baxter International Inc.	24,596	900,214
Becton Dickinson and Co.	9,416	1,368,804
Boston Scientific Corp.[a]	60,524	1,060,986
Cooper Companies Inc. (The)	2,143	281,054
CR Bard Inc.	3,277	600,576
DENTSPLY International Inc.	6,226	366,649
DexCom Inc.[a]	3,595	256,252
Edwards Lifesciences Corp.[a]	9,710	759,419
Haemonetics Corp.[a]	2,228	70,494
Halyard Health Inc.[a]	2,018	50,046

Security	Shares	Value
Hill-Rom Holdings Inc.	2,628	$128,457
Hologic Inc.[a]	11,015	373,849
IDEXX Laboratories Inc.[a,b]	4,008	281,121
Intuitive Surgical Inc.[a,b]	1,674	905,383
Medtronic PLC	62,986	4,781,897
NuVasive Inc.[a]	2,248	103,678
ResMed Inc.	6,243	353,978
Sirona Dental Systems Inc.[a]	2,483	263,918
St. Jude Medical Inc.	12,728	672,802
STERIS PLC	3,758	260,204
Stryker Corp.	14,083	1,396,329
Teleflex Inc.	1,901	257,947
Varian Medical Systems Inc.[a,b]	4,295	331,273
West Pharmaceutical Services Inc.	3,191	182,589
Zimmer Biomet Holdings Inc.	7,658	760,133

		19,807,671
HEALTH CARE PROVIDERS & SERVICES — 2.60%
Acadia Healthcare Co. Inc.[a]	3,091	188,644
Aetna Inc.	15,695	1,598,379
AmerisourceBergen Corp.	8,775	785,889
Amsurg Corp.[a]	2,353	172,216
Anthem Inc.	11,734	1,531,170
Brookdale Senior Living Inc.[a]	8,045	130,973
Cardinal Health Inc.	14,686	1,195,000
Centene Corp.[a,b]	5,292	328,421
Chemed Corp.	774	108,608
Cigna Corp.	11,520	1,539,072
Community Health Systems Inc.[a]	5,225	112,233

28

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
DaVita HealthCare Partners Inc.[a]	7,467	$501,185
Envision Healthcare Holdings Inc.[a]	8,086	178,701
Express Scripts Holding Co.[a]	30,392	2,184,273
HCA Holdings Inc.[a]	14,054	977,877
Health Net Inc./CAa	3,481	230,512
HealthSouth Corp.	4,139	148,135
Henry Schein Inc.[a]	3,674	556,391
Humana Inc.	6,671	1,085,972
Laboratory Corp. of America Holdings[a]	4,598	516,585
LifePoint Health Inc.[a]	2,049	143,000
Magellan Health Inc.[a]	1,200	68,400
McKesson Corp.	10,353	1,666,626
MEDNAX Inc.[a,b]	4,189	290,968
Molina Healthcare Inc.[a]	1,912	104,988
Owens & Minor Inc.	2,793	96,777
Patterson Companies Inc.	3,691	156,720
Quest Diagnostics Inc.	6,391	419,697
Team Health Holdings Inc.[a,b]	3,121	127,555
Tenet Healthcare Corp.[a,b]	4,360	118,243
UnitedHealth Group Inc.	42,703	4,917,677
Universal Health Services Inc. Class B	4,036	454,615
VCA Inc.[a]	3,572	183,136
WellCare Health Plans Inc.[a]	1,861	141,399

		22,960,037
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a]	8,812	121,429
athenahealth Inc.[a,b]	1,768	250,702
Cerner Corp.[a]	13,678	793,461
IMS Health Holdings Inc.[a,b]	6,680	154,442
Medidata Solutions Inc.[a]	2,452	104,774

		1,424,808

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.15%
Aramark	10,051	$321,129
Bloomin’ Brands Inc.	5,656	99,885
Brinker International Inc.	2,644	131,513
Buffalo Wild Wings Inc.[a,b]	853	129,912
Carnival Corp.	20,552	989,168
Cheesecake Factory Inc. (The)	2,153	103,990
Chipotle Mexican Grill Inc.[a,b]	1,413	640,047
Choice Hotels International Inc.	1,581	69,121
Cracker Barrel Old Country Store Inc.[b]	1,046	137,267
Darden Restaurants Inc.	5,060	319,084
Domino’s Pizza Inc.	2,473	281,749
Dunkin’ Brands Group Inc.	4,017	158,109
Hilton Worldwide Holdings Inc.	23,066	410,805
Hyatt Hotels Corp. Class Aa,b	1,527	59,064
J Alexander’s Holdings Inc.[a]	692	6,526
Jack in the Box Inc.	1,671	129,736
Las Vegas Sands Corp.	16,568	747,217
Marriott International Inc./MD Class A	8,642	529,582
Marriott Vacations Worldwide Corp.	1,281	63,269
McDonald’s Corp.	41,130	5,091,071
MGM Resorts International[a]	21,138	424,451
Norwegian Cruise Line Holdings Ltd.[a]	7,052	319,949
Panera Bread Co. Class Aa	1,084	210,296
Royal Caribbean Cruises Ltd.	7,686	629,945
Six Flags Entertainment Corp.	3,793	190,674
Starbucks Corp.	66,544	4,043,879
Starwood Hotels & Resorts Worldwide Inc.	7,610	473,646
Vail Resorts Inc.	1,700	212,500

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Wendy’s Co. (The)	10,264	$105,001
Wyndham Worldwide Corp.	5,183	336,377
Wynn Resorts Ltd.	3,572	240,538
Yum! Brands Inc.	19,269	1,394,497

		18,999,997
HOUSEHOLD DURABLES — 0.49%
DR Horton Inc.	14,724	405,057
Garmin Ltd.	5,418	190,605
GoPro Inc.[a,b]	3,478	39,823
Harman International Industries Inc.	3,177	236,337
Jarden Corp.[a]	9,185	487,264
Leggett & Platt Inc.	6,137	254,747
Lennar Corp. Class A	7,921	333,870
Lennar Corp. Class B	333	11,538
Mohawk Industries Inc.[a]	2,840	472,604
Newell Rubbermaid Inc.	12,043	467,028
NVR Inc.[a]	162	267,462
PulteGroup Inc.	14,435	241,931
Tempur Sealy International Inc.[a,b]	2,817	169,978
Toll Brothers Inc.[a]	7,387	204,029
Tupperware Brands Corp.[b]	2,176	101,032
Whirlpool Corp.	3,456	464,452

		4,347,757
HOUSEHOLD PRODUCTS — 1.84%
Church & Dwight Co. Inc.	5,872	493,248
Clorox Co. (The)	5,832	752,620
Colgate-Palmolive Co.	40,240	2,717,407
Energizer Holdings Inc.	2,719	87,117

Security	Shares	Value
Kimberly-Clark Corp.	16,293	$2,092,347
Procter & Gamble Co. (The)	121,860	9,954,743
Spectrum Brands Holdings Inc.	1,250	118,800

		16,216,282
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
AES Corp./VA	30,351	288,335
Calpine Corp.[a]	14,336	219,484
Dynegy Inc.[a]	4,916	58,205
NRG Energy Inc.	13,663	145,374
Talen Energy Corp.[a]	3,697	26,434

		737,832
INDUSTRIAL CONGLOMERATES — 2.25%
3M Co.	27,580	4,164,580
Carlisle Companies Inc.	2,915	243,927
Danaher Corp.	26,777	2,320,227
General Electric Co.	422,738	12,301,676
Roper Technologies Inc.	4,505	791,393

		19,821,803
INSURANCE — 3.05%
Aflac Inc.	19,124	1,108,427
Alleghany Corp.[a]	704	336,456
Allied World Assurance Co. Holdings AG	4,031	147,494
Allstate Corp. (The)	17,357	1,051,834
American Financial Group Inc./OH	3,168	224,865
American International Group Inc.	55,410	3,129,557

30

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
AmTrust Financial Services Inc.	1,721	$98,424
Aon PLC	12,267	1,077,411
Arch Capital Group Ltd.[a,b]	5,464	369,093
Arthur J Gallagher & Co.	7,914	297,883
Aspen Insurance Holdings Ltd.	2,610	121,391
Assurant Inc.	2,963	240,922
Assured Guaranty Ltd.	6,309	150,028
Axis Capital Holdings Ltd.	4,351	234,562
Brown & Brown Inc.	5,181	156,725
Chubb Ltd.	20,649	2,334,782
Cincinnati Financial Corp.	6,672	384,507
CNO Financial Group Inc.	8,203	142,732
Endurance Specialty Holdings Ltd.	2,694	166,839
Erie Indemnity Co. Class A	1,120	107,643
Everest Re Group Ltd.	1,919	343,386
First American Financial Corp.	4,725	162,398
FNF Group	12,442	402,872
Genworth Financial Inc. Class Aa	21,520	59,826
Hanover Insurance Group Inc. (The)	1,994	162,491
Hartford Financial Services Group Inc. (The)	18,328	736,419
Kemper Corp.	2,168	74,926
Lincoln National Corp.	11,141	439,624
Loews Corp.	12,368	457,740
Markel Corp.[a]	626	526,128
Marsh & McLennan Companies Inc.	23,266	1,240,776
Mercury General Corp.	1,328	61,659
MetLife Inc.	49,731	2,220,489
Old Republic International Corp.	10,621	192,028
PartnerRe Ltd.	2,164	303,826
Primerica Inc.	2,186	98,392
Principal Financial Group Inc.	12,397	471,086

Security	Shares	Value
ProAssurance Corp.	2,390	$119,787
Progressive Corp. (The)	26,073	814,781
Prudential Financial Inc.	20,024	1,403,282
Reinsurance Group of America Inc.	2,946	248,142
RenaissanceRe Holdings Ltd.	1,958	220,569
RLI Corp.	1,518	90,017
StanCorp Financial Group Inc.	1,937	222,096
Symetra Financial Corp.	4,405	141,048
Torchmark Corp.	5,167	280,775
Travelers Companies Inc. (The)	13,650	1,461,096
Unum Group	10,702	306,505
Validus Holdings Ltd.	3,690	163,246
White Mountains Insurance Group Ltd.[b]	264	188,256
Willis Towers Watson PLC[b]	6,155	704,563
WR Berkley Corp.	4,529	227,129
XL Group PLC	13,362	484,506

		26,911,439
INTERNET & CATALOG RETAIL — 1.83%
Amazon.com Inc.[a]	17,218	10,106,966
Expedia Inc.	5,262	531,673
Groupon Inc.[a,b]	19,431	52,852
HSN Inc.	1,452	68,331
Liberty Interactive Corp. QVC Group Series Aa	20,953	546,035
Liberty TripAdvisor Holdings Inc. Class Aa	2,875	64,199
Liberty Ventures Series Aa	5,935	233,424
Netflix Inc.[a]	19,088	1,753,042
Priceline Group Inc. (The)[a]	2,225	2,369,558
Shutterfly Inc.[a,b]	1,674	69,722
TripAdvisor Inc.[a]	4,992	333,266

		16,129,068

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 4.17%
Akamai Technologies Inc.[a]	7,847	$357,980
Alphabet Inc. Class Aa	13,050	9,935,617
Alphabet Inc. Class Ca	13,310	9,888,664
CoStar Group Inc.[a]	1,478	259,197
Demandware Inc.[a,b]	1,549	65,724
eBay Inc.[a]	49,790	1,168,073
Facebook Inc. Class Aa	101,698	11,411,533
IAC/InterActiveCorp	3,409	177,063
j2 Global Inc.	2,117	153,504
LinkedIn Corp. Class Aa	5,166	1,022,403
Pandora Media Inc.[a,b]	9,037	87,840
Rackspace Hosting Inc.[a]	5,322	107,558
Twitter Inc.[a,b]	26,329	442,327
VeriSign Inc.[a,b]	4,435	335,286
Yahoo! Inc.[a]	38,857	1,146,670
Yelp Inc.[a,b]	2,326	48,730
Zillow Group Inc. Class Aa,b	1,876	40,653
Zillow Group Inc. Class Ca,b	4,940	101,270

		36,750,092
IT SERVICES — 3.70%
Accenture PLC Class A	28,028	2,958,075
Acxiom Corp.[a]	3,245	60,682
Alliance Data Systems Corp.[a]	2,727	544,827
Amdocs Ltd.	6,886	376,940
Automatic Data Processing Inc.	20,708	1,720,628
Booz Allen Hamilton Holding Corp.	4,989	141,139
Broadridge Financial Solutions Inc.	5,406	289,545
CACI International Inc. Class Aa	1,014	84,233

Security	Shares	Value
Cognizant Technology Solutions Corp. Class Aa	27,214	$1,722,918
Computer Sciences Corp.	6,847	219,583
Convergys Corp.	4,293	104,921
CoreLogic Inc./U.S.[a]	4,013	143,264
CSRA Inc.	6,188	165,715
DST Systems Inc.	1,521	160,329
EPAM Systems Inc.[a,b]	1,860	139,314
Euronet Worldwide Inc.[a]	2,320	185,066
Fidelity National Information Services Inc.	12,377	739,278
First Data Corp. Class Aa	7,978	106,666
Fiserv Inc.[a]	10,238	968,105
FleetCor Technologies Inc.[a]	3,418	419,867
Gartner Inc.[a]	3,635	319,480
Genpact Ltd.[a]	6,858	164,043
Global Payments Inc.	5,840	344,268
International Business Machines Corp.	39,996	4,991,101
Jack Henry & Associates Inc.	3,652	296,469
Leidos Holdings Inc.	2,808	129,505
MasterCard Inc. Class A	44,355	3,948,926
MAXIMUS Inc.	2,992	159,683
NeuStar Inc. Class Aa,b	2,721	66,882
Paychex Inc.	14,537	695,741
PayPal Holdings Inc.[a]	49,935	1,804,651
Sabre Corp.	7,277	186,364
Science Applications International Corp.	1,767	75,310
Teradata Corp.[a]	5,923	144,166
Total System Services Inc.	7,638	306,742
Vantiv Inc. Class Aa	6,858	322,669
Visa Inc. Class A	87,186	6,494,485
Western Union Co. (The)	22,445	400,419
WEX Inc.[a]	1,679	121,912

32

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Xerox Corp.	42,756	$416,871

		32,640,782
LEISURE PRODUCTS — 0.15%
Brunswick Corp./DE	4,155	165,577
Hasbro Inc.	5,042	374,520
Mattel Inc.	15,424	425,548
Polaris Industries Inc.	2,765	204,167
Vista Outdoor Inc.[a]	2,729	131,565

		1,301,377
LIFE SCIENCES TOOLS & SERVICES — 0.68%
Agilent Technologies Inc.	14,875	560,044
Bio-Rad Laboratories Inc. Class Aa	885	112,935
Bio-Techne Corp.	1,626	134,454
Bruker Corp.[a]	5,171	115,468
Charles River Laboratories International Inc.[a]	2,120	157,368
Illumina Inc.[a]	6,606	1,043,418
Mettler-Toledo International Inc.[a]	1,202	376,046
PAREXEL International Corp.[a]	2,464	157,597
PerkinElmer Inc.	4,958	239,570
Quintiles Transnational Holdings Inc.[a]	4,341	264,063
Thermo Fisher Scientific Inc.	17,843	2,356,347
Waters Corp.[a]	3,612	437,810

		5,955,120
MACHINERY — 1.45%
Actuant Corp. Class A	2,752	64,067
AGCO Corp.	3,328	162,307
Allison Transmission Holdings Inc.	7,934	188,750
Caterpillar Inc.	26,149	1,627,514
CLARCOR Inc.	2,205	103,326

Security	Shares	Value
Colfax Corp.[a,b]	4,294	$95,069
Crane Co.	2,119	101,203
Cummins Inc.	7,320	657,995
Deere & Co.	14,041	1,081,297
Donaldson Co. Inc.	5,577	157,160
Dover Corp.	6,849	400,324
Flowserve Corp.	5,996	231,685
Graco Inc.	2,453	178,284
Hillenbrand Inc.	2,721	73,685
IDEX Corp.	3,517	255,018
Illinois Tool Works Inc.	14,628	1,317,544
Ingersoll-Rand PLC	11,832	608,993
ITT Corp.	4,054	131,552
Joy Global Inc.	4,408	43,948
Kennametal Inc.	3,467	61,366
Lincoln Electric Holdings Inc.	3,021	160,838
Manitowoc Co. Inc. (The)[b]	5,820	91,607
Middleby Corp. (The)[a,b]	2,528	228,430
Mueller Industries Inc.	2,466	62,760
Navistar International Corp.[a,b]	2,945	21,410
Nordson Corp.	2,433	147,026
Oshkosh Corp.	3,238	106,627
PACCAR Inc.	15,681	769,467
Parker-Hannifin Corp.	6,032	586,069
Pentair PLC	7,975	375,782
Snap-on Inc.	2,625	424,095
SPX Corp.	1,869	17,382
SPX FLOW Inc.[a]	1,869	44,557
Stanley Black & Decker Inc.	6,674	629,625

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Terex Corp.	4,865	$108,976
Timken Co. (The)	3,152	83,686
Toro Co. (The)	2,437	181,605
Trinity Industries Inc.	6,944	148,740
Valmont Industries Inc.	1,007	107,336
WABCO Holdings Inc.[a]	2,443	219,015
Wabtec Corp./DE	4,295	274,665
Woodward Inc.	2,659	122,819
Xylem Inc./NY	8,179	294,035

		12,747,639
MARINE — 0.01%
Kirby Corp.[a]	2,494	126,321

		126,321
MEDIA — 3.30%
AMC Networks Inc. Class Aa	2,812	204,685
Cable One Inc.	199	85,568
Cablevision Systems Corp. Class A	10,044	320,504
CBS Corp. Class A	335	17,504
CBS Corp. Class B NVS	19,431	922,972
Charter Communications Inc. Class Aa,b	3,383	579,711
Cinemark Holdings Inc.	4,911	144,825
Comcast Corp. Class A	109,376	6,093,337
Discovery Communications Inc. Class Aa,b	6,495	179,197
Discovery Communications Inc. Class C NVS[a,b]	11,621	316,207
DISH Network Corp. Class Aa	9,998	482,603
DreamWorks Animation SKG Inc. Class Aa,b	3,148	80,715
Gannett Co. Inc.	5,045	74,868
Interpublic Group of Companies Inc. (The)	18,404	412,986
John Wiley & Sons Inc. Class A	2,314	96,725

Security	Shares	Value
Liberty Broadband Corp. Class Aa	1,081	$51,456
Liberty Broadband Corp. Class Ca	2,834	133,198
Liberty Global PLC Series Aa	11,550	397,436
Liberty Global PLC Series C NVS[a]	27,231	907,065
Liberty Global PLC LiLAC Class Aa	555	19,536
Liberty Global PLC LiLAC Class Ca,b	1,310	48,274
Liberty Media Corp. Class Aa	4,396	160,982
Liberty Media Corp. Class Ca	8,792	312,907
Lions Gate Entertainment Corp.	4,176	109,202
Live Nation Entertainment Inc.[a]	6,720	152,544
Madison Square Garden Co. (The)[a]	901	138,826
Meredith Corp.	1,593	67,400
MSG Networks Inc. Class Aa	2,704	47,293
New York Times Co. (The) Class A	5,564	73,556
News Corp. Class A	16,917	219,413
News Corp. Class B	4,930	65,816
Omnicom Group Inc.	10,786	791,153
Regal Entertainment Group Class Ab	2,718	46,886
Scripps Networks Interactive Inc. Class A	4,318	263,268
Sinclair Broadcast Group Inc. Class A	3,284	108,372
Sirius XM Holdings Inc.[a,b]	99,262	367,269
Starz Series Aa,b	3,713	105,561
TEGNA Inc.	10,091	242,285
Time Inc.	4,889	73,335
Time Warner Cable Inc.	12,686	2,308,979
Time Warner Inc.	35,812	2,522,597
Tribune Media Co.	3,588	118,225
Twenty-First Century Fox Inc. Class A	52,609	1,418,865
Twenty-First Century Fox Inc. Class B	19,218	520,808
Viacom Inc. Class A	635	30,823
Viacom Inc. Class B NVS	15,427	704,088

34

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Walt Disney Co. (The)	68,126	$6,527,833

		29,067,658
METALS & MINING — 0.29%
Alcoa Inc.	58,144	423,870
Allegheny Technologies Inc.	4,722	44,292
Carpenter Technology Corp.	2,376	65,958
Commercial Metals Co.	5,044	70,213
Compass Minerals International Inc.	1,437	107,559
Freeport-McMoRan Inc.[b]	53,515	246,169
Newmont Mining Corp.	23,447	468,002
Nucor Corp.	14,196	554,638
Reliance Steel & Aluminum Co.	3,194	181,866
Royal Gold Inc.	2,860	85,199
Steel Dynamics Inc.	10,535	193,317
Stillwater Mining Co.[a]	5,012	32,829
U.S. Steel Corp.[b]	6,340	44,380
Worthington Industries Inc.	1,924	58,855

		2,577,147
MULTI-UTILITIES — 1.21%
Alliant Energy Corp.	5,132	335,325
Ameren Corp.	10,962	492,413
Avista Corp.	2,626	97,241
Black Hills Corp.	2,307	113,689
CenterPoint Energy Inc.	19,542	349,216
CMS Energy Corp.	12,498	485,922
Consolidated Edison Inc.	13,230	918,030
Dominion Resources Inc./VA	26,589	1,918,928
DTE Energy Co.	7,969	677,445

Security	Shares	Value
MDU Resources Group Inc.	8,341	$140,796
NiSource Inc.	14,043	295,043
NorthWestern Corp.	2,254	125,863
PG&E Corp.	21,974	1,206,592
Public Service Enterprise Group Inc.	22,815	942,260
SCANA Corp.	6,377	401,432
Sempra Energy	10,527	997,433
TECO Energy Inc.	10,278	278,739
Vectren Corp.	3,613	151,168
WEC Energy Group Inc.	14,178	783,051

		10,710,586
MULTILINE RETAIL — 0.61%
Big Lots Inc.	2,238	86,790
Dillard’s Inc. Class A	1,095	77,099
Dollar General Corp.	13,098	983,136
Dollar Tree Inc.[a]	10,612	862,968
JC Penney Co. Inc.[a,b]	14,380	104,399
Kohl’s Corp.	8,446	420,188
Macy’s Inc.	14,117	570,468
Nordstrom Inc.	6,110	300,001
Target Corp.	27,569	1,996,547

		5,401,596
OIL, GAS & CONSUMABLE FUELS — 5.14%
Anadarko Petroleum Corp.	22,678	886,483
Antero Resources Corp.[a,b]	3,743	101,697
Apache Corp.	16,948	720,968
Cabot Oil & Gas Corp.	18,350	380,763

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
California Resources Corp.	14,069	$20,119
Carrizo Oil & Gas Inc.[a]	2,460	66,740
Cheniere Energy Inc.[a]	10,607	318,740
Chesapeake Energy Corp.[b]	22,934	77,746
Chevron Corp.	84,301	7,289,507
Cimarex Energy Co.	4,315	401,295
Cobalt International Energy Inc.[a,b]	15,010	56,888
Columbia Pipeline Group Inc.	17,299	320,896
Concho Resources Inc.[a]	5,771	548,995
ConocoPhillips	55,485	2,168,354
CONSOL Energy Inc.[b]	10,022	79,575
Continental Resources Inc./OKa,b	3,734	78,825
Denbury Resources Inc.[b]	15,912	24,823
Devon Energy Corp.	17,088	476,755
Diamondback Energy Inc.[a,b]	3,204	242,062
Energen Corp.	3,580	126,267
EOG Resources Inc.	24,706	1,754,620
EQT Corp.	6,785	418,906
Exxon Mobil Corp.	186,465	14,516,300
Gulfport Energy Corp.[a]	4,696	138,767
Hess Corp.	10,706	455,005
HollyFrontier Corp.	8,057	281,753
Kinder Morgan Inc./DE	82,463	1,356,516
Marathon Oil Corp.	30,060	292,484
Marathon Petroleum Corp.	23,804	994,769
Murphy Oil Corp.	7,448	146,055
Newfield Exploration Co.[a]	7,441	216,310
Noble Energy Inc.	18,872	610,887
Oasis Petroleum Inc.[a,b]	5,930	31,726
Occidental Petroleum Corp.	34,315	2,361,901

Security	Shares	Value
ONEOK Inc.	9,221	$229,695
PBF Energy Inc.	4,254	148,847
Phillips 66	21,263	1,704,229
Pioneer Natural Resources Co.	7,194	891,696
QEP Resources Inc.	7,268	93,176
Range Resources Corp.[b]	7,449	220,192
SemGroup Corp. Class A	1,954	43,262
SM Energy Co.	2,942	41,129
Southwestern Energy Co.[a,b]	17,071	151,761
Spectra Energy Corp.	30,261	830,664
Targa Resources Corp.	2,133	47,929
Teekay Corp.	2,103	14,406
Tesoro Corp.	5,342	466,090
Ultra Petroleum Corp.[a,b]	6,626	14,975
Valero Energy Corp.	21,631	1,468,096
Western Refining Inc.	3,131	103,010
Whiting Petroleum Corp.[a,b]	9,034	66,400
Williams Companies Inc. (The)	30,898	596,331
World Fuel Services Corp.	3,169	123,433
WPX Energy Inc.[a]	10,656	57,756

		45,276,574
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	2,828	91,203
KapStone Paper and Packaging Corp.	3,865	57,125
Louisiana-Pacific Corp.[a,b]	6,114	96,112

		244,440
PERSONAL PRODUCTS — 0.15%
Avon Products Inc.	18,904	64,085
Edgewell Personal Care Co.	2,663	197,089
Estee Lauder Companies Inc. (The) Class A	9,912	844,998

36

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Herbalife Ltd.[a,b]	2,983	$137,844
Nu Skin Enterprises Inc. Class Ab	2,591	82,005

		1,326,021
PHARMACEUTICALS — 5.15%
Akorn Inc.[a]	3,603	93,642
Allergan PLC[a]	17,667	5,025,025
Bristol-Myers Squibb Co.	74,758	4,646,957
Catalent Inc.[a,b]	4,508	106,073
Eli Lilly & Co.	43,777	3,462,761
Endo International PLC[a]	9,438	523,526
Horizon Pharma PLC[a,b]	6,741	117,968
Impax Laboratories Inc.[a]	2,855	106,977
Innoviva Inc.[b]	3,374	33,807
Jazz Pharmaceuticals PLC[a]	2,749	353,906
Johnson & Johnson	123,936	12,943,876
Mallinckrodt PLC[a,b]	5,173	300,500
Merck & Co. Inc.	125,129	6,340,286
Mylan NVa	18,386	968,758
Pacira Pharmaceuticals Inc./DEa,b	1,638	97,330
Perrigo Co. PLC	6,602	954,517
Pfizer Inc.	276,500	8,430,485
Zoetis Inc.	20,381	877,402

		45,383,796
PROFESSIONAL SERVICES — 0.35%
Advisory Board Co. (The)[a]	1,876	85,864
CEB Inc.	1,452	85,639
Dun & Bradstreet Corp. (The)	1,568	154,323
Equifax Inc.	5,335	564,443
FTI Consulting Inc.[a,b]	1,810	61,341

Security	Shares	Value
IHS Inc. Class Aa	3,038	$317,836
ManpowerGroup Inc.	3,312	252,871
Nielsen Holdings PLC	16,469	793,147
Robert Half International Inc.	5,850	256,054
Verisk Analytics Inc. Class Aa	6,961	508,153

		3,079,671
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.99%
Alexandria Real Estate Equities Inc.	3,155	249,813
American Campus Communities Inc.	4,931	208,088
American Capital Agency Corp.	15,549	265,421
American Homes 4 Rent Class A	7,327	109,832
American Tower Corp.	19,022	1,794,536
Annaly Capital Management Inc.	41,716	396,302
Apartment Investment & Management Co. Class A	7,150	279,923
Apple Hospitality REIT Inc.[b]	6,743	123,330
AvalonBay Communities Inc.	6,169	1,057,922
Blackstone Mortgage Trust Inc. Class A	4,245	105,191
Boston Properties Inc.	6,927	804,987
Brandywine Realty Trust	7,882	101,126
Brixmor Property Group Inc.[b]	7,652	203,696
Camden Property Trust	3,851	293,831
Care Capital Properties Inc.	3,600	107,784
CBL & Associates Properties Inc.	6,631	71,283
Chimera Investment Corp.	8,951	110,903
Colony Capital Inc.	5,074	87,425
Columbia Property Trust Inc.	5,477	121,973
Communications Sales & Leasing Inc.[a]	5,213	100,142
Corporate Office Properties Trust	4,306	96,024
Corrections Corp. of America	5,091	146,672

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Cousins Properties Inc.	9,507	$81,950
Crown Castle International Corp.	14,778	1,273,864
CubeSmart	7,633	238,837
CYS Investments Inc.	7,684	52,943
DCT Industrial Trust Inc.	3,799	135,966
DDR Corp.	13,488	230,780
DiamondRock Hospitality Co.	8,478	70,367
Digital Realty Trust Inc.	6,477	518,678
Douglas Emmett Inc.	6,119	181,000
Duke Realty Corp.	15,407	310,143
DuPont Fabros Technology Inc.[b]	2,906	96,392
EastGroup Properties Inc.	1,329	70,955
EPR Properties	2,666	159,827
Equinix Inc.	3,046	945,996
Equity Commonwealth[a,b]	5,900	158,651
Equity Lifestyle Properties Inc.	3,598	237,180
Equity Residential	16,271	1,254,331
Essex Property Trust Inc.	2,948	628,248
Extra Space Storage Inc.	5,483	497,253
Federal Realty Investment Trust	3,139	473,455
Forest City Realty Trust Inc.[a]	10,101	198,990
Four Corners Property Trust Inc.	1,703	28,781
Gaming and Leisure Properties Inc.[b]	4,063	105,963
General Growth Properties Inc.	25,951	727,666
GEO Group Inc. (The)	3,412	100,927
Hatteras Financial Corp.	4,361	53,466
HCP Inc.	20,722	744,749
Healthcare Realty Trust Inc.	4,708	136,720
Healthcare Trust of America Inc. Class A	5,457	153,014
Highwoods Properties Inc.	4,160	175,926
Hospitality Properties Trust	7,112	167,772
Host Hotels & Resorts Inc.	33,701	466,759
Invesco Mortgage Capital Inc.	5,722	64,773

Security	Shares	Value
Iron Mountain Inc.[b]	8,341	$229,711
Kilroy Realty Corp.	4,020	224,597
Kimco Realty Corp.	18,797	511,091
Kite Realty Group Trust	3,870	102,555
Lamar Advertising Co. Class A	3,666	205,699
LaSalle Hotel Properties[b]	4,896	108,495
Lexington Realty Trust	8,969	65,743
Liberty Property Trust	6,460	189,407
Macerich Co. (The)	5,974	465,793
Mack-Cali Realty Corp.	3,905	81,185
Medical Properties Trust Inc.	10,395	114,345
MFA Financial Inc.	16,276	103,353
Mid-America Apartment Communities Inc.	3,309	310,450
National Retail Properties Inc.	6,144	263,823
New Residential Investment Corp.	10,580	120,506
NorthStar Realty Europe Corp.	2,656	25,073
NorthStar Realty Finance Corp.	7,971	94,616
Omega Healthcare Investors Inc.	7,407	234,876
Outfront Media Inc.	5,991	130,304
Paramount Group Inc.	7,431	121,868
Pebblebrook Hotel Trust	3,269	79,829
Piedmont Office Realty Trust Inc. Class A	6,646	123,018
Plum Creek Timber Co. Inc.	7,773	314,884
Post Properties Inc.	2,396	137,267
Potlatch Corp.	1,749	50,441
Prologis Inc.	23,654	933,623
Public Storage	6,607	1,675,271
Rayonier Inc.	5,481	115,594
Realty Income Corp.[b]	11,245	627,359
Redwood Trust Inc.	3,592	38,686
Regency Centers Corp.	4,283	310,046

38

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Retail Properties of America Inc. Class A	10,740	$166,577
RLJ Lodging Trust	5,803	106,137
Ryman Hospitality Properties Inc.[b]	2,235	104,933
Senior Housing Properties Trust	10,157	147,073
Simon Property Group Inc.	13,897	2,588,733
SL Green Realty Corp.	4,488	433,586
Sovran Self Storage Inc.	1,725	194,373
Spirit Realty Capital Inc.	19,453	203,868
Starwood Property Trust Inc.	10,610	202,014
Sun Communities Inc.	2,644	176,064
Sunstone Hotel Investors Inc.	9,238	109,742
Tanger Factory Outlet Centers Inc.	4,087	130,743
Taubman Centers Inc.	2,729	193,868
Two Harbors Investment Corp.	16,148	122,725
UDR Inc.	11,831	421,065
Urban Edge Properties	4,461	108,402
Ventas Inc.	14,950	827,034
VEREIT Inc.	40,349	311,091
Vornado Realty Trust	7,919	700,515
Washington REIT[b]	2,868	72,360
Weingarten Realty Investors	5,298	184,847
Welltower Inc.	15,959	992,969
Weyerhaeuser Co.	22,656	580,220
WP Carey Inc.	4,354	253,621
WP Glimcher Inc.	8,098	73,530
Xenia Hotels & Resorts Inc.	4,949	72,404

		35,166,528
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Alexander & Baldwin Inc.	1,887	57,176
CBRE Group Inc. Class Aa	12,923	361,456

Security	Shares	Value
Howard Hughes Corp. (The)[a]	1,624	$154,329
Jones Lang LaSalle Inc.	1,999	281,299
Realogy Holdings Corp.[a]	6,393	209,691
St. Joe Co. (The)[a,b]	3,144	50,021

		1,113,972
ROAD & RAIL — 0.70%
Avis Budget Group Inc.[a,b]	4,742	124,572
CSX Corp.	43,674	1,005,375
Genesee & Wyoming Inc. Class Aa	2,436	120,777
Hertz Global Holdings Inc.[a]	17,933	162,832
JB Hunt Transport Services Inc.	4,040	293,708
Kansas City Southern	4,911	348,092
Landstar System Inc.	2,020	115,968
Norfolk Southern Corp.	13,381	943,360
Old Dominion Freight Line Inc.[a]	3,073	168,493
Ryder System Inc.	2,312	122,929
Union Pacific Corp.	38,261	2,754,792

		6,160,898
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.33%
Advanced Micro Devices Inc.[a,b]	26,156	57,543
Analog Devices Inc.	14,022	755,225
Applied Materials Inc.	51,562	910,069
Atmel Corp.	18,195	146,652
Avago Technologies Ltd.	11,680	1,561,733
Broadcom Corp. Class A	24,984	1,365,875
Cavium Inc.[a]	2,471	142,750
Cree Inc.[a,b]	4,447	124,649
Cypress Semiconductor Corp.	15,028	118,120

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Fairchild Semiconductor International Inc.[a]	4,846	$99,295
First Solar Inc.[a]	3,357	230,492
Integrated Device Technology Inc.[a]	6,328	161,237
Intel Corp.	211,374	6,556,822
KLA-Tencor Corp.	7,056	472,682
Lam Research Corp.	7,077	508,058
Linear Technology Corp.	10,801	461,527
Marvell Technology Group Ltd.	20,913	185,080
Maxim Integrated Products Inc.	12,776	426,718
Microchip Technology Inc.	9,063	406,113
Micron Technology Inc.[a]	48,577	535,804
Microsemi Corp.[a]	4,931	156,313
NVIDIA Corp.	22,929	671,590
ON Semiconductor Corp.[a]	18,330	156,905
Qorvo Inc.[a]	6,317	250,153
Semtech Corp.[a]	3,035	61,004
Silicon Laboratories Inc.[a]	1,665	75,924
Skyworks Solutions Inc.	8,558	589,817
SunEdison Inc.[a,b]	13,097	40,994
Synaptics Inc.[a]	1,614	118,322
Teradyne Inc.	9,133	177,454
Texas Instruments Inc.	45,510	2,408,844
Xilinx Inc.	11,444	575,290

		20,509,054
SOFTWARE — 4.53%
ACI Worldwide Inc.[a]	5,498	98,414
Activision Blizzard Inc.	22,418	780,595
Adobe Systems Inc.[a]	22,431	1,999,275
ANSYS Inc.[a]	3,936	347,116
Aspen Technology Inc.[a,b]	3,707	120,255

Security	Shares	Value
Autodesk Inc.[a]	10,107	$473,210
Blackbaud Inc.	2,111	129,784
CA Inc.	13,911	399,663
Cadence Design Systems Inc.[a]	13,312	260,383
CDK Global Inc.	7,037	309,980
Citrix Systems Inc.[a]	6,898	486,033
CommVault Systems Inc.[a]	1,954	73,314
Electronic Arts Inc.[a]	13,853	894,142
Fair Isaac Corp.	1,443	137,908
FireEye Inc.[a,b]	5,978	84,230
Fortinet Inc.[a,b]	6,492	182,685
Guidewire Software Inc.[a]	3,177	174,862
Intuit Inc.	11,871	1,133,799
Manhattan Associates Inc.[a]	3,196	184,249
Mentor Graphics Corp.	4,156	72,231
Microsoft Corp.	357,790	19,710,651
NetSuite Inc.[a,b]	1,628	112,934
Nuance Communications Inc.[a]	10,788	190,192
Oracle Corp.	143,467	5,209,287
Proofpoint Inc.[a,b]	1,836	92,461
PTC Inc.[a]	5,253	155,541
Qlik Technologies Inc.[a]	4,298	107,622
Red Hat Inc.[a]	8,223	576,021
salesforce.com inc.[a]	28,072	1,910,580
ServiceNow Inc.[a]	6,706	417,180
SolarWinds Inc.[a]	2,706	162,225
Solera Holdings Inc.	3,029	164,354
Splunk Inc.[a,b]	5,778	267,464
SS&C Technologies Holdings Inc.	3,513	225,851
Symantec Corp.	30,381	602,759
Synopsys Inc.[a]	7,059	302,831
Tableau Software Inc. Class Aa	2,430	194,983

40

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Take-Two Interactive Software Inc.[a]	3,933	$136,475
Tyler Technologies Inc.[a]	1,423	223,496
Ultimate Software Group Inc. (The)[a]	1,285	225,685
Verint Systems Inc.[a]	2,727	99,836
VMware Inc. Class Aa	3,468	158,661
Workday Inc. Class Aa,b	4,991	314,483

		39,903,700
SPECIALTY RETAIL — 2.65%
Aaron’s Inc.	3,055	69,898
Abercrombie & Fitch Co. Class Ab	3,286	86,225
Advance Auto Parts Inc.	3,273	497,660
American Eagle Outfitters Inc.	8,146	119,257
Asbury Automotive Group Inc.[a]	1,220	57,438
Ascena Retail Group Inc.[a,b]	7,202	53,151
AutoNation Inc.[a]	3,531	152,716
AutoZone Inc.[a,b]	1,369	1,050,557
Bed Bath & Beyond Inc.[a,b]	7,425	320,537
Best Buy Co. Inc.	13,209	368,927
Burlington Stores Inc.[a]	3,439	184,777
Cabela’s Inc.[a,b]	2,319	97,560
CarMax Inc.[a,b]	9,063	400,403
Chico’s FAS Inc.	5,891	61,208
CST Brands Inc.	3,306	128,074
Dick’s Sporting Goods Inc.	4,228	165,230
DSW Inc. Class A	3,284	78,849
Foot Locker Inc.	6,167	416,643
GameStop Corp. Class Ab	4,678	122,610
Gap Inc. (The)	10,015	247,571
Genesco Inc.[a]	1,075	71,101
GNC Holdings Inc. Class A	3,853	107,923
Group 1 Automotive Inc.	937	50,270

Security	Shares	Value
Guess? Inc.	2,696	$49,984
Home Depot Inc. (The)	56,791	7,142,036
L Brands Inc.	11,436	1,099,571
Lithia Motors Inc. Class A	1,062	81,317
Lowe’s Companies Inc.	40,998	2,937,917
Murphy USA Inc.[a]	1,721	99,560
O’Reilly Automotive Inc.[a]	4,414	1,151,613
Office Depot Inc.[a]	21,747	111,997
Restoration Hardware Holdings Inc.[a,b]	1,640	101,057
Ross Stores Inc.	18,148	1,021,007
Sally Beauty Holdings Inc.[a]	6,678	184,046
Signet Jewelers Ltd.	3,535	410,060
Staples Inc.	28,471	253,961
Tailored Brands Inc.	1,995	27,351
Tiffany & Co.	4,961	316,710
TJX Companies Inc. (The)	29,939	2,132,854
Tractor Supply Co.	6,063	535,424
Ulta Salon Cosmetics & Fragrance Inc.[a]	2,823	511,443
Urban Outfitters Inc.[a,b]	3,772	86,303
Williams-Sonoma Inc.	3,782	195,378

		23,358,174
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.47%
3D Systems Corp.[a,b]	4,517	36,181
Apple Inc.	249,727	24,308,426
Diebold Inc.	2,777	76,978
Electronics For Imaging Inc.[a]	2,036	84,250
EMC Corp./MA	87,050	2,156,229
Hewlett Packard Enterprise Co.	81,053	1,115,289
HP Inc.	81,498	791,346

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
Lexmark International Inc. Class A	2,773	$78,226
NCR Corp.[a]	7,342	156,678
NetApp Inc.	12,838	281,537
SanDisk Corp.	8,993	635,805
Seagate Technology PLC	13,410	389,561
Western Digital Corp.	10,326	495,442

		30,605,948
TEXTILES, APPAREL & LUXURY GOODS — 0.96%
Carter’s Inc.	2,385	231,870
Coach Inc.	12,489	462,718
Deckers Outdoor Corp.[a,b]	1,509	74,635
Fossil Group Inc.[a,b]	1,742	56,789
G-III Apparel Group Ltd.[a]	1,826	90,131
Hanesbrands Inc.	17,381	531,337
Kate Spade & Co.[a]	5,788	103,084
lululemon athletica Inc.[a,b]	4,968	308,364
Michael Kors Holdings Ltd.[a,b]	8,126	324,227
NIKE Inc. Class B	60,356	3,742,676
PVH Corp.	3,728	273,561
Ralph Lauren Corp.	2,578	290,025
Skechers U.S.A. Inc. Class Aa	5,568	156,962
Steven Madden Ltd.[a,b]	2,479	80,047
Under Armour Inc. Class Aa	8,054	688,053
VF Corp.	15,222	952,897
Wolverine World Wide Inc.	4,400	74,404

		8,441,780

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.08%
Capitol Federal Financial Inc.	6,150	$75,460
MGIC Investment Corp.[a,b]	14,849	98,300
New York Community Bancorp. Inc.	21,441	331,907
Radian Group Inc.	9,431	94,876
Washington Federal Inc.	4,333	92,510

		693,053
TOBACCO — 1.53%
Altria Group Inc.	87,824	5,366,924
Philip Morris International Inc.	69,397	6,246,424
Reynolds American Inc.	37,087	1,852,496

		13,465,844
TRADING COMPANIES & DISTRIBUTORS — 0.25%
Air Lease Corp.	4,323	111,361
Applied Industrial Technologies Inc.	1,885	72,459
Fastenal Co.	12,968	525,982
GATX Corp.	2,029	83,148
HD Supply Holdings Inc.[a]	8,072	212,051
MRC Global Inc.[a]	4,468	44,903
MSC Industrial Direct Co. Inc. Class A	2,064	133,768
NOW Inc.[a]	4,725	64,071
United Rentals Inc.[a]	4,161	199,354
Watsco Inc.	1,176	136,663
WESCO International Inc.[a,b]	1,917	77,409
WW Grainger Inc.	2,603	511,984

		2,173,153

42

Schedule of Investments   (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2016

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	3,331	$223,377

		223,377
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	8,025	520,903
Aqua America Inc.	7,705	242,938

		763,841
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Sprint Corp.[a,b]	34,627	104,573
T-Mobile U.S. Inc.[a]	12,527	502,959
Telephone & Data Systems Inc.	4,430	102,732

		710,264

TOTAL COMMON STOCKS (Cost: $723,270,688)		883,116,643

SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	20,946,763	20,946,763
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	1,102,444	1,102,444

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	1,041,663	$1,041,663

		23,090,870

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,090,870)		23,090,870

TOTAL INVESTMENTS IN SECURITIES — 102.77% (Cost: $746,361,558)		906,207,513

Other Assets Less Liabilities — (2.77)%		(24,458,136)

NET ASSETS — 100.00%		$881,749,377

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

43

Schedule of Investments  (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.59%

AUSTRIA — 1.60%
BUWOG AG	18,611	$380,810
CA Immobilien Anlagen AG	22,792	389,661
Conwert Immobilien Invest SEa	19,240	272,204

		1,042,675
BELGIUM — 2.80%
Aedifica SA	3,885	242,978
Befimmo SA	5,217	298,285
Cofinimmo SA	6,290	682,651
Intervest Offices & Warehouses NVa	4,329	108,767
Leasinvest Real Estate SCA	630	60,705
Warehouses De Pauw CVA	4,440	359,121
Wereldhave Belgium NV	683	74,384

		1,826,891
FINLAND — 1.09%
Citycon OYJ	121,841	289,780
Sponda OYJ	74,888	305,169
Technopolis OYJ	30,007	118,187

		713,136
FRANCE — 21.53%
Affine SA	2,208	33,950
ANF Immobilier	2,294	49,396

Security	Shares	Value
Fonciere des Regions	11,137	$943,577
Gecina SA	11,692	1,497,284
ICADE	11,026	781,460
Klepierre	63,973	2,761,956
Mercialys SA	12,839	261,733
Unibail-Rodamco SE	30,710	7,709,301

		14,038,657
GERMANY — 17.92%
ADLER Real Estate AGa	7,696	104,676
ADO Properties SAa,b	7,104	198,206
Alstria office REIT AG	32,708	407,004
Deutsche Euroshop AG	14,282	608,958
Deutsche Wohnen AG Bearer	104,969	2,753,788
DIC Asset AG	10,804	104,513
Grand City Properties SA	28,860	594,580
Hamborner REIT AG	18,315	176,457
LEG Immobilien AG	19,573	1,577,833
TAG Immobilien AG	36,815	431,221
TLG Immobilien AG	17,205	325,792
Vonovia SE	145,225	4,401,510

		11,684,538
GREECE — 0.13%
Grivalia Properties REIC AE	10,695	82,165

		82,165

44

Schedule of Investments   (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2016

Security	Shares	Value
IRELAND — 0.97%
Green REIT PLC	205,646	$333,779
Hibernia REIT PLC	212,158	297,058

		630,837
ITALY — 0.46%
Beni Stabili SpA SIIQ	330,854	221,960
Immobiliare Grande Distribuzione SIIQ SpA	95,423	74,858

		296,818
NETHERLANDS — 2.66%
Eurocommercial Properties NV	14,282	622,635
NSI NV	42,365	171,995
VastNed Retail NV	5,883	256,538
Wereldhave NV	12,543	682,815

		1,733,983
NORWAY — 0.36%
Entra ASA[b]	19,721	154,218
Norwegian Property ASA[a]	77,848	77,155

		231,373
SPAIN — 3.08%
Hispania Activos Inmobiliarios SAa	21,053	260,152
Inmobiliaria Colonial SAa	650,571	433,633
Lar Espana Real Estate SOCIMI SA	15,688	149,382
Merlin Properties SOCIMI SA	100,700	1,163,718

		2,006,885

Security	Shares	Value
SWEDEN — 6.80%
Castellum AB	51,097	$759,756
Dios Fastigheter AB	14,837	97,328
Fabege AB	41,218	636,900
Fastighets AB Balder Class Ba	28,749	640,360
Hemfosa Fastigheter AB	24,420	240,642
Hufvudstaden AB Class A	34,521	473,836
Klovern AB Class B	118,215	117,871
Kungsleden AB	56,721	378,693
Pandox ABa	16,317	253,462
Wallenstam AB Class B	61,605	438,242
Wihlborgs Fastigheter AB	20,609	395,359

		4,432,449
SWITZERLAND — 5.25%
Allreal Holding AG Registered	2,960	389,987
Mobimo Holding AG Registered	1,924	405,586
PSP Swiss Property AG Registered	12,395	1,052,423
Swiss Prime Site AG Registered	19,758	1,577,323

		3,425,319
UNITED KINGDOM — 34.94%
Assura PLC	508,935	393,449
Big Yellow Group PLC	44,363	482,980
British Land Co. PLC (The)	319,162	3,350,212
Capital & Counties Properties PLC	226,403	1,186,659

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2016

Security	Shares	Value
Daejan Holdings PLC	1,480	$128,692
Derwent London PLC	31,043	1,426,277
F&C Commercial Property Trust Ltd.	164,169	308,092
F&C UK REIT	73,778	103,608
Grainger PLC	128,020	418,761
Great Portland Estates PLC	107,189	1,165,445
Hammerson PLC	244,422	2,023,068
Hansteen Holdings PLC[c]	224,368	353,912
Helical Bar PLC	29,711	170,371
Intu Properties PLC	292,115	1,238,952
Land Securities Group PLC	245,125	3,807,423
LondonMetric Property PLC	182,003	417,979
Picton Property Income Ltd.	166,426	165,843
Primary Health Properties PLC	131,165	198,616
Redefine International PLC/Isle of Man	306,138	206,272
Safestore Holdings PLC	64,454	312,775
Schroder REIT Ltd.	163,540	134,549
Segro PLC	231,102	1,438,794
Shaftesbury PLC	86,580	1,031,021
ST Modwen Properties PLC	54,945	303,029
Standard Life Investment Property Income Trust Ltd.	118,559	146,313
Target Healthcare REIT Ltd.	54,432	84,354
Tritax Big Box REIT PLC	211,159	389,388

Security	Shares	Value
Tritax Big Box REIT PLC New[a]	19,196	$1,634
U & I Group PLC	39,368	117,551
UK Commercial Property Trust Ltd.	191,993	226,316
UNITE Group PLC (The)	69,153	630,741
Workspace Group PLC	36,149	412,783

		22,775,859

TOTAL COMMON STOCKS (Cost: $70,656,499)		64,921,585

INVESTMENT COMPANIES — 0.21%

UNITED KINGDOM — 0.21%
Medicx Fund Ltd.	113,997	137,853

		137,853

TOTAL INVESTMENT COMPANIES (Cost: $148,049)		137,853

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	292,489	292,489
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	15,394	15,394

46

Schedule of Investments   (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	6,273	$6,273

		314,156

TOTAL SHORT-TERM INVESTMENTS (Cost: $314,156)		314,156

TOTAL INVESTMENTS IN SECURITIES — 100.28% (Cost: $71,118,704)		65,373,594
Other Assets, Less Liabilities — (0.28)%		(180,353)

NET ASSETS — 100.00%		$65,193,241

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

47

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL REIT ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.68%

AUSTRALIA — 7.12%
BWP Trust	49,728	$107,988
Charter Hall Retail REIT	34,692	100,857
Cromwell Property Group	149,520	104,705
Dexus Property Group	96,348	501,597
Goodman Group	174,804	751,778
GPT Group (The)	178,500	616,158
Investa Office Fund	56,701	156,419
Mirvac Group	369,096	496,052
Scentre Group	509,880	1,568,887
Shopping Centres Australasia Property Group	72,660	109,474
Stockland	237,132	686,038
Vicinity Centres	335,748	691,100
Westfield Corp.	193,032	1,351,758

		7,242,811
BELGIUM — 0.59%
Aedifica SA	1,344	84,057
Befimmo SA	1,680	96,055
Cofinimmo SA	1,932	209,679
Intervest Offices & Warehouses NVa	1,344	33,768
Leasinvest Real Estate SCA	252	24,282
Warehouses De Pauw CVA	1,512	122,295
Wereldhave Belgium NV	252	27,445

		597,581

Security	Shares	Value
CANADA — 2.76%
Allied Properties REIT	7,896	$186,844
Artis REIT	13,692	117,534
Boardwalk REIT	3,948	123,553
Canadian Apartment Properties REIT	12,348	262,447
Canadian REIT	7,224	210,727
Cominar REIT	17,052	180,547
Crombie REIT	8,064	76,328
Dream Global REIT	10,416	59,583
Dream Office REIT	11,004	125,894
Granite REIT	4,704	125,852
H&R REIT	27,972	374,683
InnVest REIT	10,668	39,041
Northview Apartment Real Estate Investment Trust	4,284	52,300
Pure Industrial Real Estate Trust	20,664	65,490
RioCan REIT	31,752	558,213
Smart REIT	11,256	247,636

		2,806,672
CHINA — 0.12%
Yuexiu REIT[b]	252,000	127,573

		127,573
FRANCE — 4.43%
Affine SA	756	11,624
ANF Immobilier	840	18,088
Fonciere des Regions	3,614	306,194

48

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2016

Security	Shares	Value
Gecina SA	3,696	$473,312
ICADE	3,528	250,044
Klepierre	20,664	892,143
Mercialys SA	4,032	82,196
Unibail-Rodamco SE	9,828	2,467,177

		4,500,778
GERMANY — 0.19%
Alstria office REIT AG	10,668	132,748
Hamborner REIT AG	5,964	57,461

		190,209
GREECE — 0.01%
Grivalia Properties REIC AE	1,008	7,744

		7,744
HONG KONG — 1.33%
Champion REIT[b]	336,000	157,145
Link REIT	210,000	1,196,670

		1,353,815
IRELAND — 0.19%
Green REIT PLC	63,504	103,072
Hibernia REIT PLC	65,940	92,327

		195,399
ITALY — 0.10%
Beni Stabili SpA SIIQ	106,344	71,343
Immobiliare Grande Distribuzione SIIQ SpA	33,852	26,557

		97,900

Security	Shares	Value
JAPAN — 6.79%
Activia Properties Inc.	84	$374,675
Advance Residence Investment Corp.	168	361,492
AEON REIT Investment Corp.	84	87,008
Daiwa House Residential Investment Corp.	84	171,379
Frontier Real Estate Investment Corp.	84	339,289
Fukuoka REIT Corp.	84	136,479
GLP J-REIT	252	243,747
Invincible Investment Corp.	252	152,784
Japan Excellent Inc.	88	97,329
Japan Hotel REIT Investment Corp.	336	252,836
Japan Logistics Fund Inc.	84	166,244
Japan Prime Realty Investment Corp.	84	300,087
Japan Real Estate Investment Corp.	168	885,342
Japan Retail Fund Investment Corp.	252	530,165
Kenedix Office Investment Corp.	10	50,303
Mori Hills REIT Investment Corp.	168	211,067
MORI TRUST Sogo REIT Inc.	84	138,838
Nippon Accommodations Fund Inc.	84	299,046
Nippon Building Fund Inc.	98	503,498
Nippon Prologis REIT Inc.	168	296,687
Nomura Real Estate Master Fund Inc.[a]	340	415,644
Orix JREIT Inc.	252	349,280
Premier Investment Corp.	84	93,322
TOKYU REIT Inc.	84	98,040

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2016

Security	Shares	Value
United Urban Investment Corp.	261	$354,640

		6,909,221
MEXICO — 0.71%
Asesor de Activos Prisma SAPI de CV	50,400	38,367
Concentradora Fibra Danhos SA de CV	25,200	46,758
Concentradora Fibra Hotelera Mexicana SA de CV	42,000	31,787
Fibra Uno Administracion SA de CV	252,000	504,340
Mexico Real Estate Management SA de CV	84,000	99,083

		720,335
NETHERLANDS — 0.54%
Eurocommercial Properties NV	4,536	197,750
NSI NV	14,280	57,975
VastNed Retail NV	1,932	84,248
Wereldhave NV	3,948	214,921

		554,894
NEW ZEALAND — 0.12%
Kiwi Property Group Ltd.	133,736	118,542

		118,542
SINGAPORE — 2.18%
Ascendas REIT	203,850	332,279
Ascott Residence Trust[b]	92,400	74,658
CapitaLand Commercial Trust Ltd.	201,600	183,427
CapitaLand Mall Trust	268,800	375,825
CapitaLand Retail China Trust	50,400	49,929

Security	Shares	Value
CDL Hospitality Trusts	75,600	$69,316
First REIT	58,800	48,336
Fortune REIT	168,000	170,313
Keppel REIT[b]	193,200	121,488
Lippo Malls Indonesia Retail Trust[b]	193,200	42,080
Mapletree Commercial Trust	134,400	126,062
Mapletree Greater China Commercial Trust	193,200	114,022
Mapletree Industrial Trust	126,000	136,331
Mapletree Logistics Trust	159,600	105,406
Suntec REIT[b]	243,600	270,419

		2,219,891
SOUTH AFRICA — 1.17%
Arrowhead Properties Ltd. Class A	44,856	22,287
Arrowhead Properties Ltd. Class B	47,796	23,597
Emira Property Fund Ltd.	45,528	43,839
Growthpoint Properties Ltd.	251,496	360,478
Hyprop Investments Ltd.	25,032	159,197
Redefine Properties Ltd.	433,020	258,723
Resilient REIT Ltd.	26,880	199,149
SA Corporate Real Estate Fund Nominees Pty Ltd.	220,920	60,440
Vukile Property Fund Ltd.	60,480	58,578

		1,186,288
SPAIN — 0.40%
Lar Espana Real Estate SOCIMI SA	5,810	55,323
Merlin Properties SOCIMI SA	30,218	349,208

		404,531

50

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2016

Security	Shares	Value
TURKEY — 0.21%
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	11,592	$14,491
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	194,712	169,730
Is Gayrimenkul Yatirim Ortakligi AS	33,447	19,098
Torunlar Gayrimenkul Yatirim Ortakligi AS	9,492	11,385

		214,704
UNITED KINGDOM — 6.02%
Assura PLC	166,236	128,514
Big Yellow Group PLC	14,532	158,210
British Land Co. PLC (The)	102,228	1,073,077
Derwent London PLC	9,996	459,268
F&C UK REIT	20,916	29,373
Great Portland Estates PLC	34,272	372,633
Hammerson PLC	77,785	643,822
Hansteen Holdings PLC	70,644	111,432
Intu Properties PLC	93,492	396,529
Land Securities Group PLC	78,456	1,218,624
LondonMetric Property PLC	60,732	139,474
Primary Health Properties PLC	45,696	69,195
Redefine International PLC/Isle of Man	100,968	68,031
Safestore Holdings PLC	20,664	100,276
Schroder REIT Ltd.	47,628	39,185
Segro PLC	73,500	457,596
Shaftesbury PLC	27,726	330,170
Standard Life Investment Property Income Trust Ltd.	30,660	37,837
Target Healthcare REIT Ltd.	17,052	26,426
Tritax Big Box REIT PLC	69,132	127,483
Tritax Big Box REIT PLC New[a]	5,910	503
Workspace Group PLC	11,760	134,286

		6,121,944

Security	Shares	Value
UNITED STATES — 64.70%
Acadia Realty Trust[b]	6,888	$234,881
Agree Realty Corp.	1,932	71,329
Alexander’s Inc.	168	61,320
Alexandria Real Estate Equities Inc.	7,224	571,996
American Assets Trust Inc.	3,791	141,746
American Campus Communities Inc.	11,256	475,003
American Homes 4 Rent Class A	15,288	229,167
Apartment Investment & Management Co. Class A	15,540	608,391
Apple Hospitality REIT Inc.[b]	16,716	305,736
Ashford Hospitality Trust Inc.	12,600	70,056
AvalonBay Communities Inc.	13,692	2,348,041
Boston Properties Inc.	15,372	1,786,380
Brandywine Realty Trust	17,892	229,554
Brixmor Property Group Inc.	17,472	465,105
Camden Property Trust	8,568	653,738
Care Capital Properties Inc.	7,821	234,161
CBL & Associates Properties Inc.	18,228	195,951
Cedar Realty Trust Inc.	8,568	60,490
Chatham Lodging Trust	3,696	69,707
Chesapeake Lodging Trust	6,216	156,146
Colony Starwood Homes	5,040	108,461
Columbia Property Trust Inc.	12,516	278,731
Corporate Office Properties Trust	9,492	211,672
Cousins Properties Inc.	21,672	186,813
CubeSmart	17,472	546,699
DCT Industrial Trust Inc.	8,904	318,674
DDR Corp.	30,324	518,844

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2016

Security	Shares	Value
DiamondRock Hospitality Co.	21,168	$175,694
Digital Realty Trust Inc.	13,524	1,083,002
Douglas Emmett Inc.	13,692	405,009
Duke Realty Corp.	34,608	696,659
DuPont Fabros Technology Inc.	6,636	220,116
EastGroup Properties Inc.	3,192	170,421
Education Realty Trust Inc.	6,216	242,921
Empire State Realty Trust Inc. Class A	9,408	155,702
EPR Properties	6,048	362,578
Equity Commonwealth[a]	12,768	343,332
Equity Lifestyle Properties Inc.	7,728	509,430
Equity One Inc.	9,156	253,804
Equity Residential	36,036	2,778,015
Essex Property Trust Inc.	6,552	1,396,297
Extra Space Storage Inc.	11,592	1,051,278
Federal Realty Investment Trust	6,972	1,051,587
FelCor Lodging Trust Inc.	16,044	111,666
First Industrial Realty Trust Inc.	11,004	226,572
First Potomac Realty Trust	5,964	58,388
Franklin Street Properties Corp.	8,736	85,263
Gaming and Leisure Properties Inc.	8,820	230,026
General Growth Properties Inc.	50,484	1,415,571
Getty Realty Corp.	3,028	54,141
Government Properties Income Trust	1,741	23,904
Gramercy Property Trust[b]	42,336	309,476
HCP Inc.[b]	46,620	1,675,523
Healthcare Realty Trust Inc.	10,080	292,723
Healthcare Trust of America Inc. Class A	12,852	360,370
Hersha Hospitality Trust[b]	4,368	76,746
Highwoods Properties Inc.	9,660	408,521
Hospitality Properties Trust	6,237	147,131
Host Hotels & Resorts Inc.	76,188	1,055,204

Security	Shares	Value
Hudson Pacific Properties Inc.	7,476	$189,965
Inland Real Estate Corp.	8,652	92,663
Investors Real Estate Trust	12,768	83,247
Kilroy Realty Corp.	9,324	520,932
Kimco Realty Corp.	41,160	1,119,140
Kite Realty Group Trust	8,232	218,148
LaSalle Hotel Properties	11,676	258,740
Lexington Realty Trust	24,192	177,327
Liberty Property Trust	14,952	438,393
LTC Properties Inc.	3,612	160,842
Macerich Co. (The)	15,876	1,237,852
Mack-Cali Realty Corp.	9,072	188,607
Medical Properties Trust Inc.	24,024	264,264
Mid-America Apartment Communities Inc.	7,560	709,279
National Health Investors Inc.	3,444	208,982
National Retail Properties Inc.	13,524	580,721
New Senior Investment Group Inc.	9,240	84,916
New York REIT Inc.	16,380	168,386
Omega Healthcare Investors Inc.	16,632	527,401
Paramount Group Inc.	14,364	235,570
Parkway Properties Inc./Md	8,232	110,885
Pebblebrook Hotel Trust[b]	7,308	178,461
Pennsylvania REIT	6,804	133,222
Physicians Realty Trust	8,736	149,124
Piedmont Office Realty Trust Inc. Class A	14,868	275,207
Post Properties Inc.	5,460	312,803
Prologis Inc.	52,584	2,075,490
PS Business Parks Inc.[b]	2,100	181,818
Public Storage	14,448	3,663,435
QTS Realty Trust Inc. Class A	4,032	186,278
Ramco-Gershenson Properties Trust	7,980	136,378
Realty Income Corp.[b]	24,948	1,391,849

52

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2016

Security	Shares	Value
Regency Centers Corp.	9,324	$674,964
Retail Opportunity Investments Corp.	9,996	184,826
Retail Properties of America Inc. Class A	23,688	367,401
Rexford Industrial Realty Inc.	5,628	91,680
RLJ Lodging Trust	13,188	241,209
Rouse Properties Inc.[b]	3,864	67,620
Ryman Hospitality Properties Inc.	5,040	236,628
Sabra Health Care REIT Inc.	6,720	123,379
Saul Centers Inc.[b]	1,344	68,369
Select Income REIT	6,972	131,771
Senior Housing Properties Trust	23,688	343,002
Silver Bay Realty Trust Corp.	3,696	51,596
Simon Property Group Inc.	31,080	5,789,582
SL Green Realty Corp.	10,080	973,829
Sovran Self Storage Inc.	3,612	407,000
Spirit Realty Capital Inc.	42,504	445,442
STAG Industrial Inc.[b]	6,888	116,614
STORE Capital Corp.	6,552	162,424
Summit Hotel Properties Inc.	9,240	93,786
Sun Communities Inc.	5,628	374,769
Sunstone Hotel Investors Inc.	21,723	258,072
Tanger Factory Outlet Centers Inc.	9,576	306,336
Taubman Centers Inc.	6,050	429,792
Terreno Realty Corp.	4,368	98,193
Tier REIT Inc.	5,040	77,465
UDR Inc.	26,124	929,753

Security	Shares	Value
Universal Health Realty Income Trust	103	$5,236
Urban Edge Properties	8,453	205,408
Urstadt Biddle Properties Inc. Class A	636	12,911
Ventas Inc.	33,096	1,830,871
VEREIT Inc.	90,720	699,451
Vornado Realty Trust	16,968	1,500,989
Washington REIT[b]	6,720	169,546
Weingarten Realty Investors	11,172	389,791
Welltower Inc.	35,112	2,184,669
Winthrop Realty Trust	3,864	50,928
WP Carey Inc.	8,736	508,872
WP Glimcher Inc.	19,656	178,476
Xenia Hotels & Resorts Inc.	12,264	179,422

		65,788,259

TOTAL COMMON STOCKS (Cost: $101,038,820)		101,359,091

SHORT-TERM INVESTMENTS — 2.95%

MONEY MARKET FUNDS — 2.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	2,808,589	2,808,589
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	147,818	147,818

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2016

BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	40,619	40,619

		2,997,026

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,997,026)		2,997,026

TOTAL INVESTMENTS IN SECURITIES — 102.63% (Cost: $104,035,846)		104,356,117
Other Assets, Less Liabilities — (2.63)%		(2,677,291)

NET ASSETS — 100.00%		$101,678,826

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

54

Schedule of Investments   (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.56%

AUSTRALIA — 12.80%
BWP Trust	500,472	$1,086,807
Charter Hall Retail REIT	339,120	985,893
Cromwell Property Group	1,506,384	1,054,886
Dexus Property Group	985,176	5,128,922
Goodman Group	1,779,840	7,654,538
GPT Group (The)	1,823,472	6,294,386
Investa Office Fund	577,152	1,592,169
Mirvac Group	3,761,640	5,055,514
Scentre Group	5,198,256	15,994,894
Shopping Centres Australasia Property Group	736,344	1,109,417
Stockland	2,398,032	6,937,655
Vicinity Centres	3,337,632	6,870,145
Westfield Corp.	1,963,656	13,751,024

		73,516,250
AUSTRIA — 0.59%
BUWOG AG	61,128	1,250,774
CA Immobilien Anlagen AG	73,440	1,255,559
Conwert Immobilien Invest SEa	62,640	886,218

		3,392,551
BELGIUM — 1.04%
Aedifica SA	12,744	797,041
Befimmo SA	16,848	963,293
Cofinimmo SA	20,520	2,227,027
Intervest Offices & Warehouses NVa	14,256	358,185

Security	Shares	Value
Leasinvest Real Estate SCA	2,160	$208,130
Warehouses De Pauw CVA	14,660	1,185,748
Wereldhave Belgium NV	2,163	235,568

		5,974,992
CANADA — 5.56%
Allied Properties REIT	78,408	1,855,382
Artis REIT	137,376	1,179,252
Boardwalk REIT	39,744	1,243,792
Canadian Apartment Properties REIT	126,576	2,690,274
Canadian REIT	73,656	2,148,572
Chartwell Retirement Residences	173,664	1,573,435
Cominar REIT	171,504	1,815,889
Crombie REIT	80,136	758,509
Dream Global REIT	98,496	563,434
Dream Office REIT	109,512	1,252,900
Extendicare Inc.	88,992	581,792
First Capital Realty Inc.	92,232	1,226,920
Granite REIT	47,736	1,277,144
H&R REIT	279,936	3,749,720
InnVest REIT	100,872	369,153
Killam Apartment REIT	56,376	435,865
Northview Apartment Real Estate Investment Trust	38,232	466,744
Pure Industrial Real Estate Trust	198,504	629,119
RioCan REIT	320,976	5,642,882
Smart REIT	113,400	2,494,840

		31,955,618

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2016

Security	Shares	Value
FINLAND — 0.40%
Citycon OYJ	394,416	$938,058
Sponda OYJ	242,352	987,584
Technopolis OYJ	95,040	374,330

		2,299,972
FRANCE — 7.99%
Affine SA	6,912	106,278
ANF Immobilier	7,560	162,788
Fonciere des Regions	36,504	3,092,783
Gecina SA	38,232	4,896,012
ICADE	35,424	2,510,650
Klepierre	209,034	9,024,788
Mercialys SA	42,552	867,457
Unibail-Rodamco SE	100,440	25,214,008

		45,874,764
GERMANY — 6.64%
ADLER Real Estate AGa,b	24,408	331,982
ADO Properties SAa,c	23,976	668,946
Alstria office REIT AG	106,971	1,331,101
Deutsche Euroshop AG	46,656	1,989,326
Deutsche Wohnen AG Bearer	341,496	8,958,907
DIC Asset AG	34,992	338,496
Grand City Properties SA	94,176	1,940,235
Hamborner REIT AG	61,560	593,104
LEG Immobilien AG	63,720	5,136,641

Security	Shares	Value
TAG Immobilien AG	119,880	$1,404,177
TLG Immobilien AG	56,376	1,067,529
Vonovia SE	473,472	14,350,089

		38,110,533
GREECE — 0.05%
Grivalia Properties REIC AE	38,412	295,102

		295,102
HONG KONG — 15.15%
Champion REIT	2,376,000	1,111,243
Cheung Kong Property Holdings Ltd.	2,916,000	15,605,003
Hang Lung Properties Ltd.	2,160,000	3,957,625
Henderson Land Development Co. Ltd.	1,080,484	5,830,811
Hongkong Land Holdings Ltd.	1,188,000	7,448,760
Hysan Development Co. Ltd.	648,000	2,497,799
Kerry Properties Ltd.	660,000	1,516,257
Link REIT	2,268,000	12,924,032
New World Development Co. Ltd.	5,125,333	4,148,814
Sino Land Co. Ltd.	3,024,800	3,839,856
Sun Hung Kai Properties Ltd.	1,728,000	18,605,832
Swire Properties Ltd.	1,209,600	3,116,144
Wharf Holdings Ltd. (The)	1,380,900	6,387,429

		86,989,605
IRELAND — 0.36%
Green REIT PLC	691,632	1,122,570
Hibernia REIT PLC	690,336	966,590

		2,089,160

56

Schedule of Investments   (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2016

Security	Shares	Value
ISRAEL — 0.23%
Azrieli Group Ltd.	37,152	$1,310,203

		1,310,203
ITALY — 0.17%
Beni Stabili SpA SIIQ	1,069,848	717,730
Immobiliare Grande Distribuzione SIIQ SpA	291,600	228,756

		946,486
JAPAN — 24.21%
Activia Properties Inc.	432	1,926,899
Advance Residence Investment Corp.	1,296	2,788,651
Aeon Mall Co. Ltd.	129,600	1,950,450
AEON REIT Investment Corp.	864	894,937
Daiwa House REIT Investment Corp.	216	827,853
Daiwa House Residential Investment Corp.	648	1,322,067
Daiwa Office Investment Corp.	216	1,227,506
Frontier Real Estate Investment Corp.	432	1,744,914
Fukuoka REIT Corp.	648	1,052,836
GLP J-REIT	2,376	2,298,184
Hulic Co. Ltd.	367,200	3,111,941
Industrial & Infrastructure Fund Investment Corp.	321	1,490,125
Invincible Investment Corp.	2,376	1,440,535
Japan Excellent Inc.	1,080	1,194,499
Japan Hotel REIT Investment Corp.	3,024	2,275,525
Japan Logistics Fund Inc.	864	1,709,944

Security	Shares	Value
Japan Prime Realty Investment Corp.	864	$3,086,606
Japan Real Estate Investment Corp.	1,296	6,829,786
Japan Retail Fund Investment Corp.	2,413	5,076,538
Kenedix Office Investment Corp.	433	2,178,144
Mitsubishi Estate Co. Ltd.	1,296,000	25,344,071
Mitsui Fudosan Co. Ltd.	960,000	22,226,738
Mori Hills REIT Investment Corp.	1,296	1,628,229
MORI TRUST Sogo REIT Inc.	924	1,527,216
Nippon Accommodations Fund Inc.	432	1,537,951
Nippon Building Fund Inc.	1,381	7,095,213
Nippon Prologis REIT Inc.	1,512	2,670,182
Nomura Real Estate Holdings Inc.	129,600	2,241,625
Nomura Real Estate Master Fund Inc.[a]	3,672	4,488,960
NTT Urban Development Corp.	108,000	1,041,953
Orix JREIT Inc.	2,376	3,293,213
Premier Investment Corp.	1,296	1,439,822
Sumitomo Realty & Development Co. Ltd.	440,000	12,131,665
Tokyo Tatemono Co. Ltd.	216,000	2,287,300
TOKYU REIT Inc.	864	1,008,410
Top REIT Inc.	231	828,101
United Urban Investment Corp.	2,808	3,815,438

		139,034,027
NETHERLANDS — 0.98%
Eurocommercial Properties NV	46,440	2,024,588
NSI NV	138,456	562,111
VastNed Retail NV	19,656	857,131
Wereldhave NV	40,608	2,210,615

		5,654,445

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2016

Security	Shares	Value
NEW ZEALAND — 0.20%
Kiwi Property Group Ltd.	1,319,976	$1,170,014

		1,170,014
NORWAY — 0.13%
Entra ASA[c]	63,288	494,911
Norwegian Property ASA[a]	245,808	243,621

		738,532
SINGAPORE — 4.51%
Ascendas REIT	2,083,595	3,396,291
CapitaLand Commercial Trust Ltd.	2,030,400	1,847,374
CapitaLand Ltd.	2,570,400	5,544,248
CapitaLand Mall Trust[b]	2,700,000	3,775,030
CDL Hospitality Trusts	648,000	594,140
Fortune REIT	1,322,000	1,340,201
Keppel REIT[b]	1,879,200	1,181,679
Mapletree Commercial Trust	1,339,200	1,256,118
Mapletree Industrial Trust	1,274,400	1,378,891
Mapletree Logistics Trust	1,490,410	984,322
Suntec REIT	2,440,800	2,709,523
UOL Group Ltd.	475,200	1,869,683

		25,877,500
SPAIN — 1.13%
Hispania Activos Inmobiliarios SAa	67,392	832,763
Inmobiliaria Colonial SAa	2,103,192	1,401,867
Lar Espana Real Estate SOCIMI SA	50,328	479,225

Security	Shares	Value
Merlin Properties SOCIMI SA	327,972	$3,790,140

		6,503,995
SWEDEN — 2.51%
Castellum AB	166,968	2,482,629
Dios Fastigheter AB	48,600	318,807
Fabege AB	134,568	2,079,343
Fastighets AB Balder Class Ba	93,528	2,083,260
Hemfosa Fastigheter AB	79,704	785,426
Hufvudstaden AB Class A	112,104	1,538,743
Klovern AB Class B	378,648	377,546
Kungsleden AB	184,896	1,234,444
Pandox ABa	53,136	825,394
Wallenstam AB Class B	200,232	1,424,399
Wihlborgs Fastigheter AB	66,960	1,284,546

		14,434,537
SWITZERLAND — 1.96%
Allreal Holding AG Registered	9,936	1,309,091
Mobimo Holding AG Registered	6,264	1,320,474
PSP Swiss Property AG Registered	40,824	3,466,245
Swiss Prime Site AG Registered	64,687	5,164,102

		11,259,912
UNITED KINGDOM — 12.95%
Assura PLC	1,666,872	1,288,630
Big Yellow Group PLC	146,016	1,589,674
British Land Co. PLC (The)	1,042,848	10,946,672

58

Schedule of Investments   (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2016

Security	Shares	Value
Capital & Counties Properties PLC	733,968	$3,846,989
Daejan Holdings PLC	5,204	452,509
Derwent London PLC	100,656	4,624,662
F&C Commercial Property Trust Ltd.	545,400	1,023,539
F&C UK REIT	239,544	336,395
Grainger PLC	416,880	1,363,640
Great Portland Estates PLC	350,136	3,806,960
Hammerson PLC	794,664	6,577,392
Hansteen Holdings PLC[b]	719,712	1,135,254
Helical Bar PLC	100,008	573,474
Intu Properties PLC	950,616	4,031,862
Land Securities Group PLC	797,688	12,390,149
LondonMetric Property PLC	601,560	1,381,514
Picton Property Income Ltd.	559,656	557,695
Primary Health Properties PLC	446,688	676,397
Redefine International PLC/Isle of Man	1,021,464	688,250
Safestore Holdings PLC	209,952	1,018,832
Schroder REIT Ltd.	543,240	446,940
Segro PLC	750,600	4,673,083
Shaftesbury PLC	284,040	3,382,436
ST Modwen Properties PLC	178,200	982,796
Standard Life Investment Property Income Trust Ltd.	386,856	477,417
Target Healthcare REIT Ltd.	171,288	265,447
Tritax Big Box REIT PLC	689,904	1,272,217

Security	Shares	Value
Tritax Big Box REIT PLC New[a]	62,718	$5,338
U & I Group PLC	128,952	385,043
UK Commercial Property Trust Ltd.	628,992	741,439
UNITE Group PLC (The)	225,936	2,060,752
Workspace Group PLC	118,152	1,349,169

		74,352,566

TOTAL COMMON STOCKS (Cost: $646,156,505)		571,780,764

INVESTMENT COMPANIES — 0.08%

UNITED KINGDOM — 0.08%
Medicx Fund Ltd.	381,024	460,761

		460,761

TOTAL INVESTMENT COMPANIES (Cost: $501,812)		460,761

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	2,384,055	2,384,055
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	125,474	125,474

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	5,788	$5,788

		2,515,317

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,515,317)		2,515,317

TOTAL INVESTMENTS IN SECURITIES — 100.08% (Cost: $649,173,634)		574,756,842
Other Assets, Less Liabilities — (0.08)%		(451,693)

NET ASSETS — 100.00%		$574,305,149

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

60

Schedule of Investments   (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.77%

AUSTRALIA — 28.56%
ALS Ltd.	2,654,876	$6,215,938
Amcor Ltd./Australia	1,159,275	10,906,177
APA Group	1,388,264	8,327,265
AusNet Services	2,207,626	2,287,692
Australia & New Zealand Banking Group Ltd.	2,547,536	43,572,359
BHP Billiton Ltd.	2,465,242	26,767,166
Commonwealth Bank of Australia	2,336,434	130,016,094
Flight Centre Travel Group Ltd.	511,654	14,143,776
Mineral Resources Ltd.	2,985,841	7,835,650
Monadelphous Group Ltd.[a]	7,161,602	31,559,686
Myer Holdings Ltd.	4,909,453	3,594,247
National Australia Bank Ltd.	2,690,656	52,643,505
Orica Ltd.	1,967,900	19,794,160
Primary Health Care Ltd.	1,974,800	3,436,313
Rio Tinto Ltd.	2,236,250	61,896,294
Santos Ltd.	2,726,436	6,094,202
Suncorp Group Ltd.	2,980,474	24,476,651
Sydney Airport	1,604,669	7,468,714
Tatts Group Ltd.	1,781,844	5,230,609
Telstra Corp. Ltd.	2,424,095	9,653,671
Wesfarmers Ltd.	2,250,562	67,131,914
Westpac Banking Corp.	2,467,031	53,834,939

Security	Shares	Value
Woodside Petroleum Ltd.	4,418,830	$87,362,198
WorleyParsons Ltd.	3,565,477	8,549,718

		692,798,938
AUSTRIA — 0.71%
Oesterreichische Post AG	486,608	17,207,132

		17,207,132
BELGIUM — 0.96%
Proximus SADP	679,820	23,355,268

		23,355,268
CANADA — 5.21%
Bank of Montreal	797,894	42,648,845
Crescent Point Energy Corp.	1,815,835	20,039,025
Emera Inc.	712,022	22,601,544
Manitoba Telecom Services Inc.	1,313,126	28,161,409
Russel Metals Inc.	1,155,694	12,909,937

		126,360,760
DENMARK — 0.61%
Tryg A/S	778,215	14,770,271

		14,770,271
FINLAND — 7.12%
Elisa OYJ	1,280,924	46,168,439
Fortum OYJ	1,248,722	19,524,540
Konecranes OYJ[b]	808,628	17,805,755
Metso OYJ	910,601	18,720,995

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2016

Security	Shares	Value
Nokian Renkaat OYJ	1,332,805	$44,995,429
Stora Enso OYJ Class R	771,062	6,236,597
UPM-Kymmene OYJ	941,014	15,222,447
YIT OYJ	772,856	4,099,388

		172,773,590
FRANCE — 8.03%
Bouygues SA	729,912	28,484,174
CNP Assurances	856,931	11,418,984
Engie SA	903,445	14,365,426
Lagardere SCA	843,648	23,908,040
Neopost SA	1,311,337	31,287,445
Orange SA	660,141	11,664,606
Total SA	915,968	40,556,748
Veolia Environnement SA	688,765	16,541,444
Vivendi SA	763,903	16,556,417

		194,783,284
GERMANY — 2.70%
Freenet AG	910,601	28,155,391
ProSiebenSat.1 Media SE Registered	565,324	28,080,485
RWE AG	660,141	9,193,110

		65,428,986

Security	Shares	Value
HONG KONG — 3.53%
CLP Holdings Ltd.	2,945,000	$24,633,585
SJM Holdings Ltd.	6,650,000	4,349,114
Television Broadcasts Ltd.	4,226,600	14,689,931
VTech Holdings Ltd.	4,189,900	41,937,492

		85,610,122
ITALY — 4.53%
Enel SpA	2,009,047	8,191,212
Eni SpA	4,506,491	64,756,561
Hera SpA	2,708,546	7,561,416
Snam SpA	2,145,011	11,988,008
Terna Rete Elettrica Nazionale SpA	3,268,503	17,449,992

		109,947,189
JAPAN — 0.66%
NET One Systems Co. Ltd.	2,862,400	15,935,717

		15,935,717
NEW ZEALAND — 3.46%
Fletcher Building Ltd.	7,275,863	32,434,562
SKYCITY Entertainment Group Ltd.	8,644,448	26,119,114
Spark New Zealand Ltd.	11,689,326	25,411,660

		83,965,336
NORWAY — 0.49%
Statoil ASA	867,665	11,770,813

		11,770,813

62

Schedule of Investments   (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2016

Security	Shares	Value
PORTUGAL — 1.23%
EDP — Energias de Portugal SA	8,560,320	$29,798,078

		29,798,078
SINGAPORE — 1.37%
Keppel Corp. Ltd.	6,051,500	21,343,729
StarHub Ltd.	4,985,600	11,839,618

		33,183,347
SPAIN — 3.40%
Ferrovial SA	1,248,722	27,205,994
Gas Natural SDG SA	1,581,476	30,827,909
Mapfre SA	1,511,705	3,367,988
Telefonica SA	2,003,680	20,982,690

		82,384,581
SWEDEN — 3.66%
NCC AB Class B	1,248,722	42,216,515
Peab AB	964,279	7,303,823
Swedbank AB Class A	1,506,338	31,462,007
TeliaSonera AB	1,645,880	7,740,960

		88,723,305
SWITZERLAND — 4.13%
Swiss Prime Site AG Registered	110,918	8,854,821
Swiss Re AG	187,845	17,379,306
Swisscom AG Registered	93,028	46,075,938

Security	Shares	Value
Zurich Insurance Group AG	127,019	$27,990,915

		100,300,980
UNITED KINGDOM — 19.41%
Ashmore Group PLC[b]	1,967,804	6,118,596
AstraZeneca PLC	1,447,301	92,128,222
BAE Systems PLC	1,271,987	9,310,258
BP PLC	1,946,432	10,384,173
British American Tobacco PLC	1,373,952	75,950,621
Cable & Wireless Communications PLC	1,512,070	1,475,671
Carillion PLC[b]	1,688,784	6,594,922
Dairy Crest Group PLC	1,558,219	14,411,376
HSBC Holdings PLC	2,005,496	14,004,932
Ladbrokes PLC	2,634,461	4,753,443
National Grid PLC	1,658,403	23,190,401
Phoenix Group Holdings	2,114,598	25,931,174
Provident Financial PLC	1,241,566	51,742,924
Royal Dutch Shell PLC Class A	3,247,035	70,251,495
SSE PLC	1,975,056	40,623,448
United Utilities Group PLC	1,357,851	18,423,259
Vodafone Group PLC	1,774,745	5,636,629

		470,931,544

TOTAL COMMON STOCKS (Cost: $3,132,873,042)		2,420,029,241

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[a,c,d]	13,949,333	$13,949,333
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[a,c,d]	734,164	734,164
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,c]	172,715	172,715

		14,856,212

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,856,212)		14,856,212

TOTAL INVESTMENTS IN SECURITIES — 100.38% (Cost: $3,147,729,254)		2,434,885,453
Other Assets, Less Liabilities — (0.38)%		(9,294,458)

NET ASSETS — 100.00%		$2,425,590,995

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

64

Schedule of Investments   (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 7.22%
Boeing Co. (The)	80,313	$9,648,001
General Dynamics Corp.	37,895	5,069,214
Honeywell International Inc.	98,282	10,142,702
Lockheed Martin Corp.	33,702	7,111,122
United Technologies Corp.	105,200	9,224,988

		41,196,027
AIR FREIGHT & LOGISTICS — 0.78%
FedEx Corp.	33,490	4,450,151

		4,450,151
AIRLINES — 1.73%
American Airlines Group Inc.	80,382	3,134,094
Delta Air Lines Inc.	100,295	4,442,066
United Continental Holdings Inc.[a]	47,543	2,295,376

		9,871,536
BANKS — 7.60%
Bank of America Corp.	1,327,855	18,775,870
Citigroup Inc.	379,896	16,175,971
U.S. Bancorp.	209,680	8,399,781

		43,351,622

Security	Shares	Value
BEVERAGES — 3.23%
PepsiCo Inc.	185,785	$18,448,451

		18,448,451
BIOTECHNOLOGY — 5.17%
AbbVie Inc.	208,471	11,445,058
Baxalta Inc.	69,219	2,769,452
Gilead Sciences Inc.	183,787	15,254,321

		29,468,831
CAPITAL MARKETS — 1.73%
Ameriprise Financial Inc.	22,204	2,012,793
Morgan Stanley	192,595	4,984,359
State Street Corp.	51,454	2,867,531

		9,864,683
CHEMICALS — 1.67%
EI du Pont de Nemours & Co.	111,764	5,896,669
Praxair Inc.	36,325	3,632,500

		9,529,169
COMMERCIAL SERVICES & SUPPLIES — 0.49%
Waste Management Inc.	52,953	2,803,861

		2,803,861

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.52%
QUALCOMM Inc.	191,682	$8,690,862

		8,690,862
CONSUMER FINANCE — 1.00%
American Express Co.	106,688	5,707,808

		5,707,808
DIVERSIFIED FINANCIAL SERVICES — 5.44%
Berkshire Hathaway Inc. Class Ba	238,911	31,003,480

		31,003,480
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.49%
TE Connectivity Ltd.	49,264	2,815,930

		2,815,930
ENERGY EQUIPMENT & SERVICES — 2.04%
Schlumberger Ltd.	160,822	11,622,606

		11,622,606
FOOD & STAPLES RETAILING — 1.31%
Kroger Co. (The)	124,137	4,817,757
Sysco Corp.	66,951	2,665,319

		7,483,076

Security	Shares	Value
FOOD PRODUCTS — 2.29%
General Mills Inc.	76,221	$4,307,249
Mondelez International Inc. Class A	202,659	8,734,603

		13,041,852
HEALTH CARE EQUIPMENT & SUPPLIES — 6.04%
Abbott Laboratories	190,231	7,200,243
Baxter International Inc.	69,759	2,553,179
Boston Scientific Corp.[a]	171,545	3,007,184
Medtronic PLC	179,320	13,613,974
St. Jude Medical Inc.	36,046	1,905,392
Stryker Corp.	40,278	3,993,564
Zimmer Biomet Holdings Inc.	21,829	2,166,747

		34,440,283
HEALTH CARE PROVIDERS & SERVICES — 4.27%
Aetna Inc.	44,468	4,528,621
Anthem Inc.	33,293	4,344,404
Cardinal Health Inc.	41,953	3,413,716
Express Scripts Holding Co.[a]	86,242	6,198,212
HCA Holdings Inc.[a]	40,030	2,785,287
Humana Inc.	18,902	3,077,057

		24,347,297
HOTELS, RESTAURANTS & LEISURE — 3.61%
Las Vegas Sands Corp.	46,689	2,105,674
McDonald’s Corp.	117,097	14,494,267

66

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
Yum! Brands Inc.	54,995	$3,979,988

		20,579,929
HOUSEHOLD PRODUCTS — 1.35%
Colgate-Palmolive Co.	114,380	7,724,081

		7,724,081
INDUSTRIAL CONGLOMERATES — 2.08%
3M Co.	78,519	11,856,369

		11,856,369
INSURANCE — 1.57%
Aon PLC	34,931	3,067,990
Marsh & McLennan Companies Inc.	66,523	3,547,672
Progressive Corp. (The)	74,538	2,329,312

		8,944,974
INTERNET SOFTWARE & SERVICES — 0.57%
Yahoo! Inc.[a]	110,794	3,269,531

		3,269,531
IT SERVICES — 0.86%
Automatic Data Processing Inc.	58,815	4,886,938

		4,886,938

Security	Shares	Value
MACHINERY — 0.66%
Illinois Tool Works Inc.	41,719	$3,757,630

		3,757,630
MEDIA — 1.84%
Charter Communications Inc. Class Aa	9,733	1,667,847
Omnicom Group Inc.	30,894	2,266,075
Time Warner Cable Inc.	36,116	6,573,473

		10,507,395
METALS & MINING — 0.11%
Southern Copper Corp.[b]	23,730	615,082

		615,082
MULTI-UTILITIES — 0.50%
Sempra Energy	30,071	2,849,227

		2,849,227
OIL, GAS & CONSUMABLE FUELS — 1.61%
Anadarko Petroleum Corp.	64,801	2,533,071
EOG Resources Inc.	70,101	4,978,573
Williams Companies Inc. (The)	87,007	1,679,235

		9,190,879
PHARMACEUTICALS — 8.67%
Eli Lilly & Co.	124,463	9,845,023
Johnson & Johnson	352,856	36,852,281

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
Mylan NVa	52,677	$2,775,551

		49,472,855
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.64%
General Growth Properties Inc.	74,255	2,082,110
HCP Inc.[b]	59,304	2,131,386
Ventas Inc.	42,463	2,349,053
Welltower Inc.[b]	45,129	2,807,927

		9,370,476
ROAD & RAIL — 1.38%
Union Pacific Corp.	108,921	7,842,312

		7,842,312
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.03%
Analog Devices Inc.	39,795	2,143,359
Applied Materials Inc.	146,543	2,586,484
Texas Instruments Inc.	129,363	6,847,183

		11,577,026
SOFTWARE — 12.44%
Microsoft Corp.	1,018,661	56,118,035
Oracle Corp.	408,279	14,824,610

		70,942,645

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.07%
EMC Corp./MA	247,250	$6,124,383

		6,124,383
TOBACCO — 3.60%
Altria Group Inc.	250,036	15,279,700
Reynolds American Inc.	105,703	5,279,865

		20,559,565
WIRELESS TELECOMMUNICATION SERVICES — 0.25%
T-Mobile U.S. Inc.[a]	35,382	1,420,587

		1,420,587

TOTAL COMMON STOCKS (Cost: $548,831,412)		569,629,409

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	3,301,389	3,301,389
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	173,755	173,755

68

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	423,067	$423,067

		3,898,211

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,898,211)		3,898,211

TOTAL INVESTMENTS IN SECURITIES — 100.55% (Cost: $552,729,623)		573,527,620
Other Assets, Less Liabilities — (0.55)%		(3,118,695)

NET ASSETS — 100.00%		$570,408,925

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

69

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 100.83%
AEROSPACE & DEFENSE — 0.59%
Precision Castparts Corp.	19,931	$4,682,789

		4,682,789
AIR FREIGHT & LOGISTICS — 1.19%
United Parcel Service Inc. Class B	101,815	9,489,158

		9,489,158
AIRLINES — 0.45%
Southwest Airlines Co.	95,118	3,578,339

		3,578,339
AUTO COMPONENTS — 0.33%
Delphi Automotive PLC	40,964	2,660,202

		2,660,202
AUTOMOBILES — 0.35%
Tesla Motors Inc.[a,b]	14,748	2,819,818

		2,819,818
BEVERAGES — 0.86%
Constellation Brands Inc. Class A	25,324	3,861,404
Monster Beverage Corp.[a]	21,940	2,962,558

		6,823,962

Security	Shares	Value
BIOTECHNOLOGY — 6.74%
Alexion Pharmaceuticals Inc.[a]	32,955	$4,809,123
Amgen Inc.	110,325	16,849,937
Biogen Inc.[a]	32,601	8,902,029
BioMarin Pharmaceutical Inc.[a]	23,584	1,745,687
Celgene Corp.[a]	114,906	11,527,370
Incyte Corp.[a]	24,755	1,746,713
Regeneron Pharmaceuticals Inc.[a]	11,354	4,769,702
Vertex Pharmaceuticals Inc.[a]	35,937	3,261,283

		53,611,844
CAPITAL MARKETS — 2.48%
Bank of New York Mellon Corp. (The)	159,850	5,789,767
BlackRock Inc.[c]	18,468	5,803,754
Charles Schwab Corp. (The)	175,219	4,473,341
T Rowe Price Group Inc.	36,724	2,605,568
TD Ameritrade Holding Corp.	39,245	1,082,377

		19,754,807
CHEMICALS — 2.56%
Air Products & Chemicals Inc.	28,357	3,593,115
Ecolab Inc.	38,871	4,193,015
Monsanto Co.	64,329	5,828,207
PPG Industries Inc.	39,382	3,746,016

70

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
Sherwin-Williams Co. (The)	11,574	$2,959,125

		20,319,478
DIVERSIFIED FINANCIAL SERVICES — 1.84%
CME Group Inc./IL	49,468	4,444,700
Intercontinental Exchange Inc.	17,367	4,581,414
McGraw Hill Financial Inc.	39,533	3,361,096
Moody’s Corp.	25,156	2,242,406

		14,629,616
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.26%
Level 3 Communications Inc.[a]	42,206	2,060,075

		2,060,075
FOOD & STAPLES RETAILING — 4.46%
Costco Wholesale Corp.	63,973	9,667,600
CVS Health Corp.	161,951	15,642,847
Walgreens Boots Alliance Inc.	127,394	10,155,850

		35,466,297
HEALTH CARE EQUIPMENT & SUPPLIES — 0.94%
Becton Dickinson and Co.	30,821	4,480,449
Intuitive Surgical Inc.[a]	5,465	2,955,745

		7,436,194
HEALTH CARE PROVIDERS & SERVICES — 3.66%
AmerisourceBergen Corp.	28,571	2,558,819
Cigna Corp.	37,675	5,033,380

Security	Shares	Value
McKesson Corp.	33,655	$5,417,782
UnitedHealth Group Inc.	139,397	16,052,958

		29,062,939
HEALTH CARE TECHNOLOGY — 0.32%
Cerner Corp.[a]	44,531	2,583,243

		2,583,243
HOTELS, RESTAURANTS & LEISURE — 2.97%
Carnival Corp.	67,319	3,240,064
Chipotle Mexican Grill Inc.[a,b]	4,561	2,065,996
Hilton Worldwide Holdings Inc.	76,542	1,363,213
Marriott International Inc./MD Class A	28,205	1,728,402
Royal Caribbean Cruises Ltd.	25,097	2,056,950
Starbucks Corp.	217,160	13,196,813

		23,651,438
INDUSTRIAL CONGLOMERATES — 1.28%
Danaher Corp.	87,197	7,555,620
Roper Technologies Inc.	14,743	2,589,903

		10,145,523
INTERNET & CATALOG RETAIL — 5.85%
Amazon.com Inc.[a]	56,218	32,999,966
Netflix Inc.[a,b]	62,508	5,740,735

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
Priceline Group Inc. (The)[a]	7,281	$7,754,046

		46,494,747
INTERNET SOFTWARE & SERVICES — 13.43%
Alphabet Inc. Class Aa	42,609	32,440,362
Alphabet Inc. Class Ca	43,457	32,286,378
Facebook Inc. Class Aa	332,066	37,261,126
LinkedIn Corp. Class Aa	16,888	3,342,304
Twitter Inc.[a]	86,900	1,459,920

		106,790,090
IT SERVICES — 7.88%
Accenture PLC Class A	91,381	9,644,351
Alliance Data Systems Corp.[a]	8,942	1,786,522
Cognizant Technology Solutions Corp. Class Aa	88,933	5,630,348
Fidelity National Information Services Inc.	40,576	2,423,604
Fiserv Inc.[a]	33,425	3,160,668
MasterCard Inc. Class A	144,824	12,893,681
PayPal Holdings Inc.[a]	162,598	5,876,292
Visa Inc. Class A	284,678	21,205,664

		62,621,130
LIFE SCIENCES TOOLS & SERVICES — 1.39%
Illumina Inc.[a]	21,412	3,382,026
Thermo Fisher Scientific Inc.	58,370	7,708,342

		11,090,368

Security	Shares	Value
MEDIA — 7.54%
CBS Corp. Class B NVS	63,431	$3,012,973
Comcast Corp. Class A	357,132	19,895,824
Sirius XM Holdings Inc.[a,b]	320,166	1,184,614
Time Warner Inc.	116,928	8,236,408
Twenty-First Century Fox Inc. Class A	171,229	4,618,046
Twenty-First Century Fox Inc. Class B	63,066	1,709,089
Walt Disney Co. (The)	222,443	21,314,488

		59,971,442
MULTILINE RETAIL — 0.40%
Dollar General Corp.	42,551	3,193,878

		3,193,878
OIL, GAS & CONSUMABLE FUELS — 0.37%
Pioneer Natural Resources Co.	23,602	2,925,468

		2,925,468
PERSONAL PRODUCTS — 0.35%
Estee Lauder Companies Inc. (The) Class A	32,553	2,775,143

		2,775,143
PHARMACEUTICALS — 4.72%
Allergan PLC[a]	57,643	16,395,399
Bristol-Myers Squibb Co.	243,996	15,166,791
Perrigo Co. PLC	21,412	3,095,747
Zoetis Inc.	66,998	2,884,264

		37,542,201

72

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.96%
American Tower Corp.	61,949	$5,844,269
AvalonBay Communities Inc.	20,019	3,433,058
Boston Properties Inc.	22,461	2,610,193
Crown Castle International Corp.	48,816	4,207,939
Equity Residential	53,275	4,106,970
Prologis Inc.	76,683	3,026,678
Public Storage	21,526	5,458,132
Simon Property Group Inc.	45,253	8,429,729
Vornado Realty Trust	25,921	2,292,972

		39,409,940
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.20%
Avago Technologies Ltd.	38,115	5,096,357
Broadcom Corp. Class A	81,265	4,442,757

		9,539,114
SOFTWARE — 2.76%
Activision Blizzard Inc.	73,788	2,569,298
Adobe Systems Inc.[a]	72,952	6,502,212
Electronic Arts Inc.[a]	45,457	2,934,022
Intuit Inc.	38,612	3,687,832
salesforce.com inc.[a]	91,287	6,212,993

		21,906,357

Security	Shares	Value
SPECIALTY RETAIL — 6.79%
AutoZone Inc.[a]	4,459	$3,421,792
Home Depot Inc. (The)	185,434	23,320,180
L Brands Inc.	37,252	3,581,780
Lowe’s Companies Inc.	133,839	9,590,903
O’Reilly Automotive Inc.[a]	14,427	3,764,004
Ross Stores Inc.	59,234	3,332,505
TJX Companies Inc. (The)	97,922	6,975,963

		53,987,127
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.98%
Apple Inc.	815,422	79,373,177

		79,373,177
TEXTILES, APPAREL & LUXURY GOODS — 1.93%
NIKE Inc. Class B	197,368	12,238,790
VF Corp.	49,880	3,122,488

		15,361,278

TOTAL COMMON STOCKS (Cost: $642,734,667)		801,757,182

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	8,391,539	8,391,539

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	441,653	$441,653
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	828,946	828,946

		9,662,138

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,662,138)		9,662,138

TOTAL INVESTMENTS IN SECURITIES — 102.04% (Cost: $652,396,805)		811,419,320
Other Assets, Less Liabilities — (2.04)%		(16,238,726)

NET ASSETS — 100.00%		$795,180,594

NVS - Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

74

Schedule of Investments   (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.45%
Northrop Grumman Corp.	10,278	$1,902,047
Raytheon Co.	16,968	2,175,976

		4,078,023
AUTO COMPONENTS — 0.47%
Johnson Controls Inc.	36,464	1,307,964

		1,307,964
AUTOMOBILES — 1.78%
Ford Motor Co.	219,634	2,622,430
General Motors Co.	79,798	2,365,213

		4,987,643
BANKS — 10.86%
BB&T Corp.	43,921	1,434,460
JPMorgan Chase & Co.	207,385	12,339,407
PNC Financial Services Group Inc. (The)[a]	28,615	2,479,490
SunTrust Banks Inc.	28,689	1,049,444
Wells Fargo & Co.	261,861	13,153,278

		30,456,079

Security	Shares	Value
BEVERAGES — 3.37%
Coca-Cola Co. (The)	220,512	$9,464,375

		9,464,375
CAPITAL MARKETS — 1.55%
Franklin Resources Inc.	21,325	739,124
Goldman Sachs Group Inc. (The)	22,351	3,611,028

		4,350,152
CHEMICALS — 1.51%
Dow Chemical Co. (The)	63,364	2,661,288
LyondellBasell Industries NV Class A	20,241	1,578,191

		4,239,479
COMMUNICATIONS EQUIPMENT — 2.43%
Cisco Systems Inc.	285,984	6,803,559

		6,803,559
CONSUMER FINANCE — 1.57%
Capital One Financial Corp.	29,983	1,967,484
Discover Financial Services	24,066	1,101,982
Synchrony Financial[b]	46,942	1,334,092

		4,403,558

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
CONTAINERS & PACKAGING — 0.29%
International Paper Co.	23,340	$798,461

		798,461
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.54%
AT&T Inc.	346,586	12,497,891
Verizon Communications Inc.	229,230	11,454,623

		23,952,514
ELECTRIC UTILITIES — 4.99%
American Electric Power Co. Inc.	27,661	1,686,491
Duke Energy Corp.	38,786	2,920,586
Edison International	18,341	1,133,474
Exelon Corp.	51,768	1,530,780
NextEra Energy Inc.	25,950	2,898,874
PPL Corp.	37,821	1,326,004
Southern Co. (The)	51,218	2,505,585

		14,001,794
ELECTRICAL EQUIPMENT — 1.07%
Eaton Corp. PLC	26,055	1,316,038
Emerson Electric Co.	36,889	1,696,156

		3,012,194

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.44%
Corning Inc.	66,596	$1,239,352

		1,239,352
ENERGY EQUIPMENT & SERVICES — 0.93%
Baker Hughes Inc.	24,551	1,068,214
Halliburton Co.	48,181	1,531,674

		2,599,888
FOOD & STAPLES RETAILING — 2.09%
Wal-Mart Stores Inc.	88,394	5,865,826

		5,865,826
FOOD PRODUCTS — 1.73%
Archer-Daniels-Midland Co.	33,594	1,187,548
Kellogg Co.	14,363	1,054,819
Kraft Heinz Co. (The)	33,505	2,615,400

		4,857,767
HOUSEHOLD PRODUCTS — 5.40%
Kimberly-Clark Corp.	20,454	2,626,703
Procter & Gamble Co. (The)	153,269	12,520,544

		15,147,247
INDUSTRIAL CONGLOMERATES — 5.52%
General Electric Co.	531,697	15,472,383

		15,472,383

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
INSURANCE — 6.03%
Aflac Inc.	24,022	$1,392,315
Allstate Corp. (The)	21,804	1,321,322
American International Group Inc.	69,698	3,936,543
Chubb Ltd.	25,967	2,936,089
Hartford Financial Services Group Inc. (The)	23,060	926,551
MetLife Inc.	62,638	2,796,787
Prudential Financial Inc.	25,304	1,773,304
Travelers Companies Inc. (The)	17,144	1,835,094

		16,918,005
INTERNET SOFTWARE & SERVICES — 0.52%
eBay Inc.[b]	62,252	1,460,432

		1,460,432
IT SERVICES — 2.24%
International Business Machines Corp.	50,284	6,274,940

		6,274,940
MACHINERY — 1.85%
Caterpillar Inc.	32,811	2,042,157
Cummins Inc.	9,246	831,123
Deere & Co.	17,550	1,351,525
PACCAR Inc.	19,898	976,395

		5,201,200

Security	Shares	Value
MEDIA — 0.33%
Viacom Inc. Class A	589	$28,590
Viacom Inc. Class B NVS	19,541	891,851

		920,441
MULTI-UTILITIES — 2.23%
Consolidated Edison Inc.	16,504	1,145,212
Dominion Resources Inc./VA	33,547	2,421,087
PG&E Corp.	27,612	1,516,175
Public Service Enterprise Group Inc.	28,483	1,176,348

		6,258,822
MULTILINE RETAIL — 1.15%
Macy’s Inc.	17,667	713,923
Target Corp.	34,714	2,513,988

		3,227,911
OIL, GAS & CONSUMABLE FUELS — 15.19%
Apache Corp.	21,281	905,294
Chevron Corp.	106,031	9,168,501
ConocoPhillips	69,571	2,718,835
Devon Energy Corp.	21,709	605,681
Exxon Mobil Corp.	234,524	18,257,693
Kinder Morgan Inc./DE	103,013	1,694,564
Marathon Petroleum Corp.	30,007	1,253,993
Occidental Petroleum Corp.	43,035	2,962,099
Phillips 66	26,754	2,144,333
Spectra Energy Corp.	37,796	1,037,500

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
Valero Energy Corp.	27,135	$1,841,652

		42,590,145
PHARMACEUTICALS — 6.62%
Merck & Co. Inc.	157,385	7,974,698
Pfizer Inc.	347,772	10,603,568

		18,578,266
ROAD & RAIL — 0.87%
CSX Corp.	54,886	1,263,476
Norfolk Southern Corp.	16,810	1,185,105

		2,448,581
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.18%
Intel Corp.	265,862	8,247,039
Micron Technology Inc.[b]	61,124	674,198

		8,921,237
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.85%
Hewlett Packard Enterprise Co.	101,233	1,392,966

Security	Shares	Value
HP Inc.	101,693	$987,439

		2,380,405
TOBACCO — 2.80%
Philip Morris International Inc.	87,286	7,856,613

		7,856,613
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Sprint Corp.[b,c]	45,337	136,918

		136,918

TOTAL COMMON STOCKS (Cost: $279,353,163)		280,212,174

SHORT-TERM INVESTMENTS — 0.15%
MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[a,d,e]	140,882	140,882
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[a,d,e]	7,415	7,415

78

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,d]	274,891	$274,891

		423,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $423,188)		423,188

TOTAL INVESTMENTS IN SECURITIES — 100.05% (Cost: $279,776,351)		280,635,362

Other Assets, Less Liabilities — (0.05)%		(149,941)

Value

NET ASSETS — 100.00%	$280,485,421

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

79

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 1.91%
B/E Aerospace Inc.	36,611	$1,480,915
Huntington Ingalls Industries Inc.	16,476	2,106,951
Rockwell Collins Inc.	46,048	3,724,362
Spirit AeroSystems Holdings Inc. Class Aa	44,317	1,879,041

		9,191,269
AIR FREIGHT & LOGISTICS — 1.29%
CH Robinson Worldwide Inc.	50,314	3,258,838
Expeditors International of Washington Inc.	65,302	2,946,426

		6,205,264
AIRLINES — 0.65%
Alaska Air Group Inc.	44,185	3,110,624

		3,110,624
AUTO COMPONENTS — 1.23%
BorgWarner Inc.	78,516	2,305,230
Lear Corp.	26,379	2,738,931
Visteon Corp.	13,476	901,275

		5,945,436

Security	Shares	Value
AUTOMOBILES — 0.56%
Harley-Davidson Inc.	67,209	$2,688,360

		2,688,360
BANKS — 1.78%
Cullen/Frost Bankers Inc.	19,265	922,023
East West Bancorp. Inc.	50,328	1,631,634
PacWest Bancorp.	39,574	1,452,762
People’s United Financial Inc.	108,660	1,561,444
Synovus Financial Corp.	45,741	1,396,473
Zions BanCorp.	71,549	1,622,731

		8,587,067
BEVERAGES — 1.29%
Dr Pepper Snapple Group Inc.	66,176	6,209,956

		6,209,956
BUILDING PRODUCTS — 0.39%
Owens Corning	40,760	1,882,704

		1,882,704
CAPITAL MARKETS — 2.73%
Eaton Vance Corp. NVS	41,176	1,180,104
Invesco Ltd.	148,489	4,444,276
LPL Financial Holdings Inc.[b]	26,938	819,454
Northern Trust Corp.	76,142	4,726,895

80

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2016

Security	Shares	Value
Raymond James Financial Inc.	44,698	$1,958,220

		13,128,949
CHEMICALS — 4.08%
Airgas Inc.	22,719	3,180,660
Ashland Inc.	22,056	2,090,027
Axalta Coating Systems Ltd.[a,b]	48,341	1,150,999
FMC Corp.	46,803	1,671,803
International Flavors & Fragrances Inc.	28,113	3,288,097
NewMarket Corp.	3,527	1,337,685
RPM International Inc.	46,516	1,825,753
Scotts Miracle-Gro Co. (The) Class A	15,963	1,096,339
Valspar Corp. (The)	25,650	2,009,165
WR Grace & Co.[a]	24,766	2,014,466

		19,664,994
COMMERCIAL SERVICES & SUPPLIES — 1.39%
KAR Auction Services Inc.	48,173	1,609,942
Tyco International PLC	148,104	5,093,296

		6,703,238
COMMUNICATIONS EQUIPMENT — 1.72%
ARRIS International PLC[a,b]	62,277	1,586,195
Juniper Networks Inc.	124,355	2,934,778
Motorola Solutions Inc.	56,286	3,758,216

		8,279,189

Security	Shares	Value
CONSUMER FINANCE — 0.22%
Credit Acceptance Corp.[a,b]	3,626	$648,909
OneMain Holdings Inc.[a]	16,014	423,250

		1,072,159
CONTAINERS & PACKAGING — 1.54%
AptarGroup Inc.	21,873	1,594,542
Graphic Packaging Holding Co.	114,756	1,303,628
Packaging Corp. of America	33,922	1,724,255
Sealed Air Corp.	69,158	2,802,974

		7,425,399
DIVERSIFIED CONSUMER SERVICES — 1.35%
H&R Block Inc.	82,622	2,813,279
Service Corp. International/U.S.	68,829	1,664,974
ServiceMaster Global Holdings Inc.[a]	47,511	2,005,439

		6,483,692
DIVERSIFIED FINANCIAL SERVICES — 0.96%
FNFV Group[a]	27,245	255,558
Leucadia National Corp.	116,943	1,936,576
Voya Financial Inc.	79,289	2,424,658

		4,616,792
ELECTRIC UTILITIES — 0.45%
ITC Holdings Corp.	53,790	2,146,221

		2,146,221

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2016

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.27%
Hubbell Inc.	19,030	$1,720,883
Rockwell Automation Inc.	46,248	4,419,921

		6,140,804
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.94%
CDW Corp./DE	52,527	2,019,663
FLIR Systems Inc.	48,382	1,414,690
Zebra Technologies Corp. Class Aa,b	18,271	1,103,568

		4,537,921
ENERGY EQUIPMENT & SERVICES — 0.42%
FMC Technologies Inc.[a]	79,996	2,011,899

		2,011,899
FOOD & STAPLES RETAILING — 1.07%
Casey’s General Stores Inc.	13,645	1,647,497
Whole Foods Market Inc.	119,551	3,504,040

		5,151,537
FOOD PRODUCTS — 3.04%
Flowers Foods Inc.	65,390	1,343,111
Hershey Co. (The)	50,335	4,435,017
Keurig Green Mountain Inc.	40,694	3,631,939
McCormick & Co. Inc./MD	40,738	3,583,722

Security	Shares	Value
Pinnacle Foods Inc.	38,393	$1,646,676

		14,640,465
GAS UTILITIES — 0.34%
Piedmont Natural Gas Co. Inc.	27,757	1,644,325

		1,644,325
HEALTH CARE EQUIPMENT & SUPPLIES — 2.16%
DENTSPLY International Inc.	48,996	2,885,374
Hologic Inc.[a]	86,221	2,926,341
Teleflex Inc.	14,593	1,980,124
Varian Medical Systems Inc.[a,b]	33,939	2,617,715

		10,409,554
HEALTH CARE PROVIDERS & SERVICES — 2.95%
Brookdale Senior Living Inc.[a]	64,818	1,055,237
DaVita HealthCare Partners Inc.[a,b]	58,395	3,919,472
Henry Schein Inc.[a,b]	29,051	4,399,484
Patterson Companies Inc.	29,261	1,242,422
Universal Health Services Inc. Class B	31,946	3,598,397

		14,215,012
HEALTH CARE TECHNOLOGY — 0.25%
IMS Health Holdings Inc.[a,b]	51,800	1,197,616

		1,197,616
HOTELS, RESTAURANTS & LEISURE — 3.43%
Aramark	79,199	2,530,408

82

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2016

Security	Shares	Value
Darden Restaurants Inc.	40,398	$2,547,498
Extended Stay America Inc.	24,071	308,349
MGM Resorts International[a,b]	165,806	3,329,384
Six Flags Entertainment Corp.	29,915	1,503,827
Starwood Hotels & Resorts Worldwide Inc.	59,098	3,678,260
Wyndham Worldwide Corp.	40,672	2,639,613

		16,537,339
HOUSEHOLD DURABLES — 4.16%
DR Horton Inc.	114,952	3,162,330
Jarden Corp.[a]	72,563	3,849,467
Leggett & Platt Inc.	47,753	1,982,227
Mohawk Industries Inc.[a]	22,273	3,706,450
Newell Rubbermaid Inc.	93,569	3,628,606
Whirlpool Corp.	27,393	3,681,345

		20,010,425
HOUSEHOLD PRODUCTS — 2.20%
Church & Dwight Co. Inc.	45,935	3,858,540
Clorox Co. (The)	45,225	5,836,286
Spectrum Brands Holdings Inc.	9,546	907,252

		10,602,078
INSURANCE — 5.35%
Alleghany Corp.[a]	5,456	2,607,532
AmTrust Financial Services Inc.	14,212	812,784
Arthur J Gallagher & Co.	61,895	2,329,728
Brown & Brown Inc.	40,989	1,239,917

Security	Shares	Value
Erie Indemnity Co. Class A	8,441	$811,264
First American Financial Corp.	38,086	1,309,016
FNF Group	97,217	3,147,886
Markel Corp.[a]	4,887	4,107,328
StanCorp Financial Group Inc.	14,809	1,698,000
Torchmark Corp.	40,214	2,185,229
Willis Towers Watson PLC	48,161	5,512,990

		25,761,674
INTERNET SOFTWARE & SERVICES — 0.29%
IAC/InterActiveCorp	27,015	1,403,159

		1,403,159
IT SERVICES — 0.44%
First Data Corp. Class Aa,b	63,148	844,289
Genpact Ltd.[a]	54,379	1,300,746

		2,145,035
LEISURE PRODUCTS — 0.87%
Brunswick Corp./DE	31,888	1,270,737
Hasbro Inc.	39,291	2,918,535

		4,189,272
LIFE SCIENCES TOOLS & SERVICES — 1.73%
Agilent Technologies Inc.	116,099	4,371,127
PerkinElmer Inc.	39,273	1,897,671
Quintiles Transnational Holdings Inc.[a]	33,662	2,047,660

		8,316,458

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2016

Security	Shares	Value
MACHINERY — 4.37%
Allison Transmission Holdings Inc.	59,903	$1,425,092
Graco Inc.	19,584	1,423,365
Ingersoll-Rand PLC	91,452	4,707,035
Pentair PLC	63,144	2,975,345
Snap-on Inc.	20,344	3,286,777
Stanley Black & Decker Inc.	52,454	4,948,510
Xylem Inc./NY	62,881	2,260,572

		21,026,696
MEDIA — 4.34%
Cinemark Holdings Inc.	36,979	1,090,511
Discovery Communications Inc. Class Aa,b	52,364	1,444,723
Discovery Communications Inc. Class C NVS[a,b]	90,383	2,459,321
DISH Network Corp. Class Aa	78,752	3,801,359
Interpublic Group of Companies Inc. (The)	142,348	3,194,289
Liberty Media Corp. Class Aa	34,787	1,273,900
Liberty Media Corp. Class Ca	69,013	2,456,173
News Corp. Class A	133,436	1,730,665
News Corp. Class B	37,830	505,031
Scripps Networks Interactive Inc. Class A	33,190	2,023,594
Tribune Media Co.	28,092	925,631

		20,905,197
METALS & MINING — 0.91%
Nucor Corp.	111,968	4,374,590

		4,374,590

Security	Shares	Value
MULTILINE RETAIL — 0.49%
Nordstrom Inc.	47,685	$2,341,334

		2,341,334
OIL, GAS & CONSUMABLE FUELS — 3.51%
Cheniere Energy Inc.[a]	82,682	2,484,594
Cimarex Energy Co.	33,125	3,080,625
Newfield Exploration Co.[a]	56,616	1,645,827
Noble Energy Inc.	149,103	4,826,464
Southwestern Energy Co.[a,b]	134,766	1,198,070
Tesoro Corp.	42,175	3,679,769

		16,915,349
PHARMACEUTICALS — 1.33%
Endo International PLC[a]	72,925	4,045,150
Mallinckrodt PLC[a]	40,617	2,359,441

		6,404,591
PROFESSIONAL SERVICES — 1.28%
Nielsen Holdings PLC	127,542	6,142,423

		6,142,423
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.79%
Alexandria Real Estate Equities Inc.	25,430	2,013,547
American Campus Communities Inc.[b]	39,345	1,660,359
Apartment Investment & Management Co. Class A	54,847	2,147,260
Brixmor Property Group Inc.[b]	59,592	1,586,339

84

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2016

Security	Shares	Value
Camden Property Trust	30,446	$2,323,030
Digital Realty Trust Inc.[b]	51,268	4,105,541
Douglas Emmett Inc.[b]	48,839	1,444,658
Duke Realty Corp.	120,965	2,435,026
Equity Lifestyle Properties Inc.	28,100	1,852,352
Forest City Realty Trust Inc.[a]	75,955	1,496,314
Highwoods Properties Inc.	33,388	1,411,979
Host Hotels & Resorts Inc.	263,302	3,646,733
Iron Mountain Inc.	67,197	1,850,605
Kimco Realty Corp.	144,791	3,936,867
Lamar Advertising Co. Class A	28,717	1,611,311
Liberty Property Trust	51,758	1,517,545
Mid-America Apartment Communities Inc.	26,405	2,477,317
National Retail Properties Inc.[b]	47,755	2,050,600
Omega Healthcare Investors Inc.[b]	57,737	1,830,840
Realty Income Corp.[b]	87,442	4,878,389
Regency Centers Corp.	32,996	2,388,580
SL Green Realty Corp.	34,928	3,374,394
Spirit Realty Capital Inc.	154,600	1,620,208
Taubman Centers Inc.[b]	21,098	1,498,802
UDR Inc.	91,787	3,266,699
Weingarten Realty Investors	39,938	1,393,437
Weyerhaeuser Co.	178,822	4,579,631
WP Carey Inc.	34,064	1,984,228

		66,382,591
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.05%
CBRE Group Inc. Class Aa	101,842	2,848,521

Security	Shares	Value
Jones Lang LaSalle Inc.	15,790	$2,221,969

		5,070,490
ROAD & RAIL — 1.03%
Genesee & Wyoming Inc. Class Aa	19,968	990,014
Hertz Global Holdings Inc.[a]	136,955	1,243,551
Kansas City Southern	38,230	2,709,742

		4,943,307
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.84%
Cypress Semiconductor Corp.	117,124	920,595
Lam Research Corp.	55,488	3,983,484
Linear Technology Corp.	83,776	3,579,748
Maxim Integrated Products Inc.	99,566	3,325,504
Microchip Technology Inc.[b]	71,156	3,188,500
NVIDIA Corp.	179,054	5,244,492
Qorvo Inc.[a]	49,577	1,963,249
Teradyne Inc.	71,982	1,398,610
Xilinx Inc.	90,025	4,525,557

		28,129,739
SOFTWARE — 1.05%
Nuance Communications Inc.[a]	86,761	1,529,596
PTC Inc.[a]	40,120	1,187,953
Synopsys Inc.[a,b]	54,653	2,344,614

		5,062,163
SPECIALTY RETAIL — 2.24%
AutoNation Inc.[a,b]	26,738	1,156,419
Dick’s Sporting Goods Inc.	31,565	1,233,560

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2016

Security	Shares	Value
Foot Locker Inc.	48,085	$3,248,623
Penske Automotive Group Inc.	14,855	466,001
Tiffany & Co.	39,075	2,494,548
Urban Outfitters Inc.[a,b]	30,235	691,777
Williams-Sonoma Inc.	29,241	1,510,590

		10,801,518
TEXTILES, APPAREL & LUXURY GOODS — 1.46%
Michael Kors Holdings Ltd.[a]	64,480	2,572,752
PVH Corp.	28,955	2,124,718
Ralph Lauren Corp.	20,615	2,319,187

		7,016,657
TRADING COMPANIES & DISTRIBUTORS — 1.50%
HD Supply Holdings Inc.[a]	64,173	1,685,825
United Rentals Inc.[a]	32,457	1,555,015
WW Grainger Inc.	20,237	3,980,415

		7,221,255
WATER UTILITIES — 1.25%
American Water Works Co. Inc.	62,872	4,081,022
Aqua America Inc.	61,680	1,944,770

		6,025,792

TOTAL COMMON STOCKS (Cost: $493,479,189)		481,019,578

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.34%
MONEY MARKET FUNDS — 4.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	19,670,318	19,670,318
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	1,035,264	1,035,264
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	191,745	191,745

		20,897,327

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,897,327)		20,897,327

TOTAL INVESTMENTS IN SECURITIES — 104.23% (Cost: $514,376,516)		501,916,905

Other Assets, Less Liabilities — (4.23)%		(20,382,020)

NET ASSETS — 100.00%		$481,534,885

NVS — Non-Voting Shares

[a]	Non-income earning security.

86

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2016

[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

87

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 2.03%
Hexcel Corp.	14,927	$617,679
Textron Inc.	43,143	1,476,353
TransDigm Group Inc.[a]	8,464	1,902,115

		3,996,147
AUTO COMPONENTS — 0.32%
Gentex Corp.	46,056	630,507

		630,507
BANKS — 2.38%
Bank of the Ozarks Inc.	12,787	566,975
First Republic Bank/CA	22,477	1,528,436
Investors Bancorp. Inc.	56,685	662,648
Signature Bank/New York NYa	7,932	1,105,245
SVB Financial Group[a]	8,125	823,225

		4,686,529
BEVERAGES — 1.03%
Brown-Forman Corp. Class A	4,384	465,975
Brown-Forman Corp. Class B	16,022	1,567,593

		2,033,568
BIOTECHNOLOGY — 3.24%
Alkermes PLC[a]	23,656	757,228

Security	Shares	Value
Alnylam Pharmaceuticals Inc.[a,b]	11,622	$801,221
Anacor Pharmaceuticals Inc.[a]	6,970	523,656
Dyax Corp.	23,054	25,590
Intercept Pharmaceuticals Inc.[a,b]	2,716	288,521
Ionis Pharmaceuticals Inc.[a,b]	18,936	737,178
Medivation Inc.[a]	25,808	843,922
Neurocrine Biosciences Inc.[a]	12,528	533,066
OPKO Health Inc.[a,b]	50,099	402,796
Seattle Genetics Inc.[a,b]	16,966	559,539
United Therapeutics Corp.[a,b]	7,193	886,034

		6,358,751
BUILDING PRODUCTS — 2.61%
Allegion PLC	15,120	915,667
AO Smith Corp.	11,821	825,697
Fortune Brands Home & Security Inc.	25,175	1,223,253
Lennox International Inc.	6,331	758,581
Masco Corp.	53,044	1,399,831

		5,123,029
CAPITAL MARKETS — 1.83%
Affiliated Managers Group Inc.[a]	8,519	1,143,165
E*TRADE Financial Corp.[a]	46,175	1,087,883
Legg Mason Inc.	16,938	518,642

88

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
SEI Investments Co.	21,802	$855,510

		3,605,200
COMMERCIAL SERVICES & SUPPLIES — 2.49%
Cintas Corp.	13,786	1,184,493
Copart Inc.[a]	16,011	536,529
Rollins Inc.	14,778	407,134
Stericycle Inc.[a,b]	13,398	1,612,449
Waste Connections Inc.	19,291	1,156,881

		4,897,486
COMMUNICATIONS EQUIPMENT — 1.57%
Arista Networks Inc.[a]	5,540	332,566
F5 Networks Inc.[a]	11,095	1,040,489
Palo Alto Networks Inc.[a]	11,512	1,720,929

		3,093,984
CONSTRUCTION MATERIALS — 1.61%
Martin Marietta Materials Inc.	10,427	1,309,423
Vulcan Materials Co.	21,017	1,853,699

		3,163,122
CONSUMER FINANCE — 0.12%
LendingClub Corp.[a,b]	32,675	241,142

		241,142
DISTRIBUTORS — 0.67%
LKQ Corp.[a]	48,159	1,319,557

		1,319,557

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.24%
Bright Horizons Family Solutions Inc.[a,b]	6,796	$476,875

		476,875
DIVERSIFIED FINANCIAL SERVICES — 1.45%
CBOE Holdings Inc.	13,011	866,793
FactSet Research Systems Inc.	6,534	984,674
MSCI Inc.	14,568	1,002,861

		2,854,328
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.09%
SBA Communications Corp. Class Aa	19,887	1,974,381
Zayo Group Holdings Inc.[a]	6,545	163,756

		2,138,137
ELECTRICAL EQUIPMENT — 2.11%
Acuity Brands Inc.	6,902	1,397,172
AMETEK Inc.	37,502	1,764,469
Sensata Technologies Holding NVa	26,828	984,588

		4,146,229
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.08%
Amphenol Corp. Class A	48,597	2,408,953

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
IPG Photonics Corp.[a,b]	5,726	$462,833
National Instruments Corp.	15,812	450,642
Trimble Navigation Ltd.[a,b]	39,486	761,685

		4,084,113
ENERGY EQUIPMENT & SERVICES — 0.34%
Core Laboratories NVb	6,693	658,591

		658,591
FOOD PRODUCTS — 2.85%
Hain Celestial Group Inc. (The)[a]	16,274	592,048
Hormel Foods Corp.	21,267	1,710,080
Mead Johnson Nutrition Co.	31,078	2,252,844
WhiteWave Foods Co. (The)[a,b]	27,777	1,048,582

		5,603,554
HEALTH CARE EQUIPMENT & SUPPLIES — 6.23%
Align Technology Inc.[a,b]	11,423	755,517
Cooper Companies Inc. (The)	7,664	1,005,134
CR Bard Inc.	11,648	2,134,729
DexCom Inc.[a,b]	12,816	913,524
Edwards Lifesciences Corp.[a]	34,007	2,659,687
IDEXX Laboratories Inc.[a]	14,340	1,005,808
ResMed Inc.	22,015	1,248,251
Sirona Dental Systems Inc.[a]	8,812	936,627
STERIS PLC	13,532	936,956
West Pharmaceutical Services Inc.	11,386	651,507

		12,247,740

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.36%
Acadia Healthcare Co. Inc.[a,b]	10,949	$668,217
Centene Corp.[a,b]	18,792	1,166,232
Envision Healthcare Holdings Inc.[a]	29,487	651,663
MEDNAX Inc.[a,b]	14,825	1,029,744
Team Health Holdings Inc.[a,b]	11,412	466,408
VCA Inc.[a]	12,739	653,129

		4,635,393
HEALTH CARE TECHNOLOGY — 0.44%
athenahealth Inc.[a,b]	6,121	867,958

		867,958
HOTELS, RESTAURANTS & LEISURE — 2.11%
Domino’s Pizza Inc.	8,615	981,507
Dunkin’ Brands Group Inc.	14,604	574,813
Norwegian Cruise Line Holdings Ltd.[a]	24,961	1,132,481
Panera Bread Co. Class Aa,b	3,759	729,246
Vail Resorts Inc.	5,778	722,250

		4,140,297
HOUSEHOLD DURABLES — 2.21%
Harman International Industries Inc.	11,205	833,540
Lennar Corp. Class A	28,225	1,189,684
Lennar Corp. Class B	1,575	54,574
NVR Inc.[a]	580	957,580
Tempur Sealy International Inc.[a]	9,836	593,504

90

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
Toll Brothers Inc.[a]	25,602	$707,127

		4,336,009
INDUSTRIAL CONGLOMERATES — 0.44%
Carlisle Companies Inc.	10,259	858,473

		858,473
INSURANCE — 0.33%
White Mountains Insurance Group Ltd.	899	641,068

		641,068
INTERNET & CATALOG RETAIL — 2.96%
Expedia Inc.	18,554	1,874,696
Liberty Interactive Corp. QVC Group Series Aa	73,718	1,921,091
Liberty Ventures Series Aa	21,248	835,684
TripAdvisor Inc.[a]	17,813	1,189,196

		5,820,667
INTERNET SOFTWARE & SERVICES — 2.14%
Akamai Technologies Inc.[a]	28,051	1,279,687
CoStar Group Inc.[a]	5,122	898,245
MercadoLibre Inc.	4,998	491,004
Rackspace Hosting Inc.[a]	18,001	363,800
VeriSign Inc.[a,b]	15,469	1,169,456

		4,202,192
IT SERVICES — 6.70%
Broadridge Financial Solutions Inc.	18,694	1,001,251

Security	Shares	Value
DST Systems Inc.	5,114	$539,067
Euronet Worldwide Inc.[a]	7,929	632,496
FleetCor Technologies Inc.[a]	12,204	1,499,139
Gartner Inc.[a]	13,062	1,148,019
Global Payments Inc.	20,476	1,207,060
Jack Henry & Associates Inc.	12,600	1,022,868
MAXIMUS Inc.	10,272	548,217
Paychex Inc.	50,587	2,421,094
Sabre Corp.	26,299	673,517
Syntel Inc.[a,b]	5,012	237,268
Total System Services Inc.	26,685	1,071,670
Vantiv Inc. Class Aa	24,623	1,158,512

		13,160,178
LEISURE PRODUCTS — 0.36%
Polaris Industries Inc.	9,623	710,562

		710,562
LIFE SCIENCES TOOLS & SERVICES — 1.48%
Mettler-Toledo International Inc.[a]	4,313	1,349,322
Waters Corp.[a]	12,874	1,560,458

		2,909,780
MACHINERY — 2.33%
IDEX Corp.	12,063	874,688
Middleby Corp. (The)[a]	9,036	816,493
Nordson Corp.	8,436	509,787

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
Toro Co. (The)	8,661	$645,418
WABCO Holdings Inc.[a]	8,421	754,943
Wabtec Corp./DE	15,209	972,615

		4,573,944
MEDIA — 1.42%
AMC Networks Inc. Class Aa	9,617	700,022
Liberty Broadband Corp. Class Aa,b	3,904	185,830
Liberty Broadband Corp. Class Ca	10,322	485,134
Lions Gate Entertainment Corp.	15,189	397,192
Live Nation Entertainment Inc.[a]	22,907	519,989
Madison Square Garden Co. (The)[a]	3,215	495,367

		2,783,534
MULTILINE RETAIL — 1.53%
Dollar Tree Inc.[a]	37,016	3,010,141

		3,010,141
OIL, GAS & CONSUMABLE FUELS — 4.01%
Antero Resources Corp.[a,b]	12,196	331,365
Cabot Oil & Gas Corp.	65,246	1,353,854
Columbia Pipeline Group Inc.	61,342	1,137,894
Concho Resources Inc.[a]	20,359	1,936,752
Diamondback Energy Inc.[a]	11,161	843,214
EQT Corp.	24,047	1,484,662
Range Resources Corp.[b]	26,744	790,553

		7,878,294

Security	Shares	Value
PHARMACEUTICALS — 0.63%
Jazz Pharmaceuticals PLC[a]	9,695	$1,248,134

		1,248,134
PROFESSIONAL SERVICES — 3.02%
Equifax Inc.	18,678	1,976,132
IHS Inc. Class Aa	10,748	1,124,456
Robert Half International Inc.	20,917	915,537
TransUnion[a]	4,871	120,509
Verisk Analytics Inc. Class Aa	24,573	1,793,829

		5,930,463
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.83%
CubeSmart	27,225	851,870
Equinix Inc.	10,805	3,355,709
Essex Property Trust Inc.[b]	10,411	2,218,688
Extra Space Storage Inc.	19,463	1,765,100
Federal Realty Investment Trust	10,945	1,650,834
Kilroy Realty Corp.	14,543	812,517
Macerich Co. (The)[b]	21,217	1,654,290
Plum Creek Timber Co. Inc.	27,367	1,108,637

		13,417,645
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.66%
Howard Hughes Corp. (The)[a]	5,620	534,069
Realogy Holdings Corp.[a]	23,157	759,549

		1,293,618

92

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
ROAD & RAIL — 1.23%
AMERCO	956	$350,517
Avis Budget Group Inc.[a,b]	16,267	427,334
JB Hunt Transport Services Inc.	14,272	1,037,575
Old Dominion Freight Line Inc.[a]	10,963	601,101

		2,416,527
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.32%
Cavium Inc.[a]	8,793	507,972
Skyworks Solutions Inc.	30,135	2,076,904

		2,584,876
SOFTWARE — 9.69%
ANSYS Inc.[a,b]	14,029	1,237,218
Autodesk Inc.[a]	35,660	1,669,601
Cadence Design Systems Inc.[a]	46,898	917,325
CDK Global Inc.	25,133	1,107,109
Citrix Systems Inc.[a]	24,250	1,708,655
FireEye Inc.[a]	22,468	316,574
Fortinet Inc.[a]	23,131	650,906
Guidewire Software Inc.[a]	11,290	621,402
Manhattan Associates Inc.[a]	11,540	665,281
NetSuite Inc.[a,b]	5,874	407,479
Red Hat Inc.[a,b]	28,819	2,018,771
ServiceNow Inc.[a]	23,562	1,465,792
SolarWinds Inc.[a]	9,817	588,529

Security	Shares	Value
Splunk Inc.[a]	20,253	$937,511
SS&C Technologies Holdings Inc.	12,678	815,069
Tableau Software Inc. Class Aa	8,297	665,751
Tyler Technologies Inc.[a]	5,124	804,775
Ultimate Software Group Inc. (The)[a]	4,523	794,375
VMware Inc. Class Aa,b	12,239	559,934
Workday Inc. Class Aa,b	17,499	1,102,612

		19,054,669
SPECIALTY RETAIL — 4.62%
Advance Auto Parts Inc.	11,546	1,755,569
CarMax Inc.[a,b]	31,945	1,411,330
Office Depot Inc.[a]	77,647	399,882
Restoration Hardware Holdings Inc.[a,b]	5,878	362,203
Signet Jewelers Ltd.	12,538	1,454,408
Tractor Supply Co.	21,178	1,870,229
Ulta Salon Cosmetics & Fragrance Inc.[a]	10,080	1,826,194

		9,079,815
TEXTILES, APPAREL & LUXURY GOODS — 3.57%
Carter’s Inc.	8,207	797,884
Columbia Sportswear Co.	4,533	250,131
Hanesbrands Inc.	61,770	1,888,309
lululemon athletica Inc.[a,b]	17,515	1,087,156
Skechers U.S.A. Inc. Class Aa	20,435	576,063
Under Armour Inc. Class Aa,b	28,395	2,425,785

		7,025,328

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.09%
TFS Financial Corp.	10,483	$182,928

		182,928
TRADING COMPANIES & DISTRIBUTORS — 1.18%
Fastenal Co.	45,670	1,852,375
Watsco Inc.	4,043	469,837

		2,322,212

TOTAL COMMON STOCKS (Cost: $176,835,593)		196,443,294

SHORT-TERM INVESTMENTS — 11.45%

MONEY MARKET FUNDS — 11.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	21,302,153	21,302,153
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	1,121,149	1,121,149
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	85,285	85,285

		22,508,587

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,508,587)		22,508,587

TOTAL INVESTMENTS IN SECURITIES — 111.40% (Cost: $199,344,180)		218,951,881
Other Assets, Less Liabilities — (11.40)%		(22,403,390)

NET ASSETS — 100.00%		$196,548,491

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

94

Schedule of Investments   (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.13%
L-3 Communications Holdings Inc.	10,321	$1,205,906
Orbital ATK Inc.	7,762	700,365

		1,906,271
AIRLINES — 0.53%
JetBlue Airways Corp.[a,b]	41,512	884,621

		884,621
AUTO COMPONENTS — 1.31%
Autoliv Inc.[b]	11,593	1,191,528
Goodyear Tire & Rubber Co. (The)	35,409	1,005,970

		2,197,498
BANKS — 6.57%
BOK Financial Corp.	2,775	138,778
CIT Group Inc.	22,513	660,756
Citizens Financial Group Inc.	69,573	1,478,426
Comerica Inc.	23,285	798,675
Commerce Bancshares Inc./MO	11,012	452,924
Fifth Third Bancorp.	104,712	1,654,450
Huntington Bancshares Inc./OH	104,900	900,042
KeyCorp	109,939	1,226,919
M&T Bank Corp.	21,079	2,322,484
Regions Financial Corp.	172,156	1,397,907

		11,031,361

Security	Shares	Value
BEVERAGES — 1.88%
Coca-Cola Enterprises Inc.	27,483	$1,275,761
Molson Coors Brewing Co. Class B	20,768	1,879,088

		3,154,849
CHEMICALS — 3.23%
Albemarle Corp.	14,796	778,862
Celanese Corp. Series A	19,314	1,229,722
CF Industries Holdings Inc.	30,684	920,520
Eastman Chemical Co.	19,563	1,197,451
Mosaic Co. (The)	44,148	1,063,967
Westlake Chemical Corp.	5,177	235,450

		5,425,972
COMMERCIAL SERVICES & SUPPLIES — 1.51%
ADT Corp. (The)	21,768	643,897
Pitney Bowes Inc.	26,031	509,687
Republic Services Inc.	31,535	1,378,080

		2,531,664
COMMUNICATIONS EQUIPMENT — 1.33%
Brocade Communications Systems Inc.	54,790	437,224
CommScope Holding Co. Inc.[a,b]	16,617	372,553

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
Harris Corp.	16,375	$1,424,134

		2,233,911
CONSTRUCTION & ENGINEERING — 1.72%
AECOM[a,b]	19,889	545,754
Chicago Bridge & Iron Co. NV	12,471	484,124
Fluor Corp.	18,663	837,782
Jacobs Engineering Group Inc.[a]	16,163	634,075
Quanta Services Inc.[a]	21,096	394,495

		2,896,230
CONSUMER FINANCE — 0.90%
Ally Financial Inc.[a,b]	56,998	903,418
Navient Corp.	47,593	454,989
Santander Consumer USA Holdings Inc.[a]	14,057	146,896

		1,505,303
CONTAINERS & PACKAGING — 3.33%
Avery Dennison Corp.	12,018	731,776
Ball Corp.	17,945	1,199,264
Bemis Co. Inc.	12,676	606,800
Berry Plastics Group Inc.[a]	15,762	490,198
Crown Holdings Inc.[a]	18,370	842,816
Sonoco Products Co.	13,335	526,866
WestRock Co.	33,834	1,193,664

		5,591,384

Security	Shares	Value
DISTRIBUTORS — 1.02%
Genuine Parts Co.	19,874	$1,712,543

		1,712,543
DIVERSIFIED FINANCIAL SERVICES — 0.56%
Nasdaq Inc.	15,152	939,424

		939,424
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.51%
CenturyLink Inc.	72,360	1,839,391
Frontier Communications Corp.	154,123	701,260

		2,540,651
ELECTRIC UTILITIES — 7.29%
Entergy Corp.	23,516	1,659,759
Eversource Energy	41,793	2,248,463
FirstEnergy Corp.	55,757	1,843,327
Great Plains Energy Inc.	20,359	567,609
OGE Energy Corp.	26,352	691,213
Pepco Holdings Inc.	33,426	891,806
Pinnacle West Capital Corp.	14,606	968,524
Westar Energy Inc.	18,638	811,871
Xcel Energy Inc.	66,856	2,555,236

		12,237,808
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.20%
Arrow Electronics Inc.[a]	12,330	636,228
Avnet Inc.	17,415	695,207

96

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
Flextronics International Ltd.[a]	73,335	$768,551
Ingram Micro Inc. Class A	20,576	580,243
Jabil Circuit Inc.	24,863	495,022
Keysight Technologies Inc.[a]	22,457	525,494

		3,700,745
ENERGY EQUIPMENT & SERVICES — 3.23%
Cameron International Corp.[a]	25,198	1,654,501
Ensco PLC Class A	30,898	302,182
Helmerich & Payne Inc.	14,224	722,579
National Oilwell Varco Inc.	49,539	1,611,999
Oceaneering International Inc.	12,842	434,702
Weatherford International PLC[a]	102,688	692,117

		5,418,080
FOOD & STAPLES RETAILING — 0.64%
Rite Aid Corp.[a]	137,798	1,073,446

		1,073,446
FOOD PRODUCTS — 6.08%
Bunge Ltd.	18,754	1,162,936
Campbell Soup Co.	23,645	1,333,814
ConAgra Foods Inc.	57,038	2,375,062
Ingredion Inc.	9,428	949,588
JM Smucker Co. (The)	15,771	2,023,735
Pilgrim’s Pride Corp.[a,b]	8,385	185,979
Seaboard Corp.[a,b]	36	103,572

Security	Shares	Value
Tyson Foods Inc. Class A	38,958	$2,078,799

		10,213,485
GAS UTILITIES — 2.19%
AGL Resources Inc.	15,841	1,006,854
Atmos Energy Corp.	13,380	926,164
National Fuel Gas Co.	11,173	506,472
Questar Corp.	23,051	470,010
UGI Corp.	22,743	773,262

		3,682,762
HEALTH CARE EQUIPMENT & SUPPLIES — 0.25%
Alere Inc.[a]	11,392	423,782

		423,782
HEALTH CARE PROVIDERS & SERVICES — 2.03%
Health Net Inc./CAa	10,200	675,444
Laboratory Corp. of America Holdings[a]	13,343	1,499,086
Quest Diagnostics Inc.	18,869	1,239,127

		3,413,657
HOTELS, RESTAURANTS & LEISURE — 0.43%
Wynn Resorts Ltd.	10,721	721,952

		721,952
HOUSEHOLD DURABLES — 0.74%
Garmin Ltd.	15,502	545,361

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
PulteGroup Inc.	41,916	$702,512

		1,247,873
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.16%
AES Corp./VA	88,694	842,593
Calpine Corp.[a]	43,341	663,551
NRG Energy Inc.	41,533	441,911

		1,948,055
INSURANCE — 9.58%
American Financial Group Inc./OH	9,453	670,974
Arch Capital Group Ltd.[a]	16,126	1,089,311
Assurant Inc.	8,686	706,259
Assured Guaranty Ltd.	18,551	441,143
Axis Capital Holdings Ltd.	12,719	685,681
Cincinnati Financial Corp.	19,418	1,119,059
Endurance Specialty Holdings Ltd.	8,097	501,447
Everest Re Group Ltd.	5,677	1,015,842
Lincoln National Corp.	32,639	1,287,935
Loews Corp.	36,843	1,363,560
Old Republic International Corp.	32,105	580,458
PartnerRe Ltd.	6,306	885,362
Principal Financial Group Inc.	35,903	1,364,314
Reinsurance Group of America Inc.	8,675	730,695
RenaissanceRe Holdings Ltd.	5,760	648,864
Unum Group	32,065	918,342

Security	Shares	Value
WR Berkley Corp.	13,017	$652,803
XL Group PLC	39,268	1,423,858

		16,085,907
IT SERVICES — 2.29%
Booz Allen Hamilton Holding Corp.	15,098	427,122
Computer Sciences Corp.	18,331	587,875
Teradata Corp.[a]	17,582	427,946
Western Union Co. (The)	66,527	1,186,842
Xerox Corp.	125,266	1,221,344

		3,851,129
LEISURE PRODUCTS — 0.73%
Mattel Inc.	44,680	1,232,721

		1,232,721
MACHINERY — 3.23%
AGCO Corp.	9,710	473,557
Donaldson Co. Inc.	16,296	459,221
Dover Corp.	20,402	1,192,497
Flowserve Corp.	17,271	667,352
Lincoln Electric Holdings Inc.	8,710	463,720
Parker-Hannifin Corp.	17,925	1,741,593
Trinity Industries Inc.	20,067	429,835

		5,427,775
MARINE — 0.22%
Kirby Corp.[a]	7,131	361,185

		361,185

98

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
MEDIA — 0.98%
Cablevision Systems Corp. Class A	29,327	$935,825
TEGNA Inc.	29,247	702,220

		1,638,045
METALS & MINING — 2.67%
Alcoa Inc.	172,806	1,259,756
Freeport-McMoRan Inc.[b]	152,258	700,387
Newmont Mining Corp.	69,661	1,390,433
Reliance Steel & Aluminum Co.	9,464	538,880
Steel Dynamics Inc.	31,983	586,888

		4,476,344
MULTI-UTILITIES — 7.44%
Alliant Energy Corp.	14,937	975,984
Ameren Corp.	31,936	1,434,565
CenterPoint Energy Inc.	56,675	1,012,782
CMS Energy Corp.	36,472	1,418,031
DTE Energy Co.	23,651	2,010,572
MDU Resources Group Inc.	25,778	435,133
NiSource Inc.	42,009	882,609
SCANA Corp.	18,820	1,184,719
TECO Energy Inc.	31,009	840,964
WEC Energy Group Inc.	41,593	2,297,181

		12,492,540
MULTILINE RETAIL — 0.74%
Kohl’s Corp.	24,993	1,243,402

		1,243,402

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.26%
Chesapeake Energy Corp.[b]	68,356	$231,727
Continental Resources Inc./OKa,b	10,839	228,811
Energen Corp.	10,335	364,515
Hess Corp.	31,625	1,344,062
HollyFrontier Corp.	24,099	842,742
Marathon Oil Corp.	89,193	867,848
Murphy Oil Corp.	21,219	416,105
ONEOK Inc.	27,614	687,865
Western Refining Inc.	9,162	301,430
Whiting Petroleum Corp.[a]	26,961	198,163

		5,483,268
PERSONAL PRODUCTS — 0.58%
Edgewell Personal Care Co.	7,928	586,751
Herbalife Ltd.[a]	8,499	392,739

		979,490
PROFESSIONAL SERVICES — 0.72%
Dun & Bradstreet Corp. (The)	4,774	469,857
ManpowerGroup Inc.	9,711	741,435

		1,211,292
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.21%
American Capital Agency Corp.	45,687	779,877

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
Annaly Capital Management Inc.	124,806	$1,185,657
DDR Corp.[b]	40,135	686,710
Hospitality Properties Trust	19,939	470,361
NorthStar Realty Finance Corp.	24,959	296,263
Senior Housing Properties Trust	31,152	451,081
Starwood Property Trust Inc.	31,381	597,494
VEREIT Inc.	119,236	919,310

		5,386,753
ROAD & RAIL — 0.22%
Ryder System Inc.	7,054	375,061

		375,061
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.94%
First Solar Inc.[a]	9,988	685,776
KLA-Tencor Corp.	20,525	1,374,970
Marvell Technology Group Ltd.	62,220	550,647
ON Semiconductor Corp.[a]	54,210	464,038
SunPower Corp.[a,b]	7,158	182,099

		3,257,530
SOFTWARE — 1.75%
CA Inc.	41,017	1,178,418
Symantec Corp.	89,041	1,766,574

		2,944,992
SPECIALTY RETAIL — 2.79%
Bed Bath & Beyond Inc.[a,b]	21,982	948,963

Security	Shares	Value
Best Buy Co. Inc.	39,260	$1,096,532
GameStop Corp. Class Ab	13,854	363,113
Gap Inc. (The)	30,216	746,940
Michaels Companies Inc. (The)[a,b]	9,919	216,234
Sally Beauty Holdings Inc.[a]	20,059	552,826
Staples Inc.	84,879	757,121

		4,681,729
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.38%
NCR Corp.[a]	16,228	346,306
NetApp Inc.	38,508	844,480
SanDisk Corp.	26,453	1,870,227
Seagate Technology PLC	39,354	1,143,234
Western Digital Corp.	30,556	1,466,077

		5,670,324
TEXTILES, APPAREL & LUXURY GOODS — 0.81%
Coach Inc.	36,541	1,353,844

		1,353,844
THRIFTS & MORTGAGE FINANCE — 0.59%
New York Community Bancorp. Inc.	63,875	988,785

		988,785

TOTAL COMMON STOCKS (Cost: $166,950,062)		167,775,443

100

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.43%

MONEY MARKET FUNDS — 3.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	5,168,727	$5,168,727
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	272,034	272,034
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	316,258	316,258

		5,757,019

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,757,019)		5,757,019

TOTAL INVESTMENTS IN SECURITIES — 103.33% (Cost: $172,707,081)		173,532,462
Other Assets, Less Liabilities — (3.33)%		(5,595,507)

NET ASSETS — 100.00%		$167,936,955

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 1.95%
BWX Technologies Inc.	40,976	$1,226,821
Curtiss-Wright Corp.	17,594	1,213,986
Teledyne Technologies Inc.[a]	13,643	1,108,494

		3,549,301
AIR FREIGHT & LOGISTICS — 0.66%
Hub Group Inc. Class Aa	13,729	418,322
XPO Logistics Inc.[a,b]	34,149	780,305

		1,198,627
AIRLINES — 0.99%
Hawaiian Holdings Inc.[a]	18,213	641,280
Spirit Airlines Inc.[a]	27,537	1,151,046

		1,792,326
AUTO COMPONENTS — 0.03%
Metaldyne Performance Group Inc.	4,722	55,956

		55,956
AUTOMOBILES — 0.51%
Thor Industries Inc.	17,590	922,244

		922,244
BANKS — 9.31%
BankUnited Inc.	39,830	1,342,271
Banner Corp.	7,807	323,990
BBCN Bancorp. Inc.	30,658	466,002

Security	Shares	Value
Cathay General Bancorp.	28,941	$810,348
Columbia Banking System Inc.	22,199	657,756
Community Bank System Inc.	16,728	629,642
CVB Financial Corp.	38,068	582,821
First Citizens BancShares Inc./NC Class A	3,425	842,755
First Financial Bankshares Inc.	25,363	662,482
First Horizon National Corp.	92,105	1,172,497
First Midwest Bancorp. Inc./IL	30,020	523,249
Glacier Bancorp. Inc.	29,251	690,031
Home BancShares Inc./AR	23,503	909,801
Independent Bank Corp./Rockland MA	10,114	462,311
LegacyTexas Financial Group Inc.	16,967	331,365
MB Financial Inc.	26,710	831,215
Prosperity Bancshares Inc.	25,343	1,074,543
Renasant Corp.	14,127	448,532
Simmons First National Corp. Class A	10,844	480,498
South State Corp.	9,317	622,841
Texas Capital Bancshares Inc.[a]	17,631	629,427
Umpqua Holdings Corp.	84,739	1,227,021
United Community Banks Inc./GA	22,447	405,393
Wintrust Financial Corp.	18,584	782,201

		16,908,992

102

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
BIOTECHNOLOGY — 1.37%
Alder Biopharmaceuticals Inc.[a,b]	10,059	$243,227
Exelixis Inc.[a,b]	80,876	373,647
Kite Pharma Inc.[a,b]	16,227	770,620
Portola Pharmaceuticals Inc.[a]	21,455	708,659
TESARO Inc.[a]	11,295	390,129

		2,486,282
BUILDING PRODUCTS — 0.69%
Armstrong World Industries Inc.[a]	18,509	715,928
Universal Forest Products Inc.	7,754	534,173

		1,250,101
CAPITAL MARKETS — 1.77%
Evercore Partners Inc. Class A	15,199	686,539
Federated Investors Inc. Class B	36,488	922,782
Janus Capital Group Inc.[b]	56,107	706,387
Stifel Financial Corp.[a,b]	26,779	896,025

		3,211,733
CHEMICALS — 2.64%
Chemtura Corp.[a]	25,830	677,779
HB Fuller Co.	19,438	723,482
Innospec Inc.	9,284	462,808
Minerals Technologies Inc.	13,381	548,487
Platform Specialty Products Corp.[a,b]	58,386	445,485
PolyOne Corp.	33,253	899,826
Sensient Technologies Corp.	17,411	1,038,915

		4,796,782

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 3.27%
Brink’s Co. (The)	18,823	$553,396
Clean Harbors Inc.[a,b]	20,197	894,929
Covanta Holding Corp.	51,184	723,742
Deluxe Corp.	18,948	1,059,193
G&K Services Inc. Class A	7,693	495,275
Matthews International Corp. Class A	12,649	631,312
MSA Safety Inc.	12,194	521,903
Steelcase Inc. Class A	34,785	443,857
UniFirst Corp./MA	5,870	618,111

		5,941,718
COMMUNICATIONS EQUIPMENT — 0.78%
InterDigital Inc./PA	13,623	613,580
Polycom Inc.[a]	50,999	519,680
Ubiquiti Networks Inc.[a,b]	9,747	288,608

		1,421,868
CONSTRUCTION & ENGINEERING — 1.04%
EMCOR Group Inc.	24,145	1,103,426
KBR Inc.	55,426	790,375

		1,893,801
CONSUMER FINANCE — 0.51%
First Cash Financial Services Inc.[a,b]	10,752	381,696

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
PRA Group Inc.[a]	18,554	$551,981

		933,677
DIVERSIFIED CONSUMER SERVICES — 0.46%
Graham Holdings Co. Class B	1,724	835,606

		835,606
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.38%
Atlantic Tele-Network Inc.	4,128	317,815
Vonage Holdings Corp.[a]	71,856	368,621

		686,436
ELECTRICAL EQUIPMENT — 1.08%
EnerSys	17,113	828,783
Franklin Electric Co. Inc.	14,816	404,180
Generac Holdings Inc.[a,b]	25,811	733,549

		1,966,512
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.85%
Belden Inc.	16,140	689,501
Dolby Laboratories Inc. Class A	18,978	683,398
Itron Inc.[a]	14,606	481,414
Knowles Corp.[a,b]	33,997	462,359
VeriFone Systems Inc.[a]	44,259	1,035,218

		3,351,890

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.16%
Forum Energy Technologies Inc.[a,b]	25,146	$281,887

		281,887
FOOD & STAPLES RETAILING — 0.71%
Fresh Market Inc. (The)[a]	16,537	316,849
Performance Food Group Co.[a]	5,953	139,300
Smart & Final Stores Inc.[a]	10,326	166,042
United Natural Foods Inc.[a]	19,297	675,781

		1,297,972
FOOD PRODUCTS — 2.68%
B&G Foods Inc.	22,273	811,183
Lancaster Colony Corp.	7,490	761,583
Post Holdings Inc.[a,b]	23,885	1,397,273
Tootsie Roll Industries Inc.[b]	6,857	225,047
TreeHouse Foods Inc.[a]	21,018	1,667,988

		4,863,074
HEALTH CARE EQUIPMENT & SUPPLIES — 1.71%
CONMED Corp.	9,914	366,223
Greatbatch Inc.[a]	9,645	372,393
Haemonetics Corp.[a]	19,512	617,360
Hill-Rom Holdings Inc.	21,827	1,066,904
Integra LifeSciences Holdings Corp.[a,b]	11,089	681,419

		3,104,299

104

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.73%
Amedisys Inc.[a]	10,928	$390,676
HealthSouth Corp.	35,186	1,259,307
Premier Inc.[a,b]	16,786	536,145
Surgical Care Affiliates Inc.[a]	10,348	441,549
Tenet Healthcare Corp.[a,b]	38,377	1,040,784
WellCare Health Plans Inc.[a]	16,926	1,286,038

		4,954,499
HOTELS, RESTAURANTS & LEISURE — 4.78%
Bloomin’ Brands Inc.	47,281	834,982
Boyd Gaming Corp.[a,b]	30,783	548,245
Brinker International Inc.	22,921	1,140,091
Cheesecake Factory Inc. (The)	17,446	842,642
Choice Hotels International Inc.	13,508	590,570
Cracker Barrel Old Country Store Inc.[b]	9,211	1,208,759
DineEquity Inc.	6,475	549,857
Pinnacle Entertainment Inc.[a]	23,133	706,482
SeaWorld Entertainment Inc.[b]	25,816	492,053
Texas Roadhouse Inc.	24,324	895,853
Wendy’s Co. (The)	84,340	862,798

		8,672,332
HOUSEHOLD DURABLES — 0.33%
TRI Pointe Group Inc.[a]	56,040	590,662

		590,662

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.54%
Dynegy Inc.[a]	42,720	$505,805
Ormat Technologies Inc.	13,252	469,121

		974,926
INSURANCE — 2.38%
Argo Group International Holdings Ltd.	10,726	609,559
Enstar Group Ltd.[a]	4,467	712,710
FBL Financial Group Inc. Class A	3,808	232,516
National General Holdings Corp.	22,403	443,355
Navigators Group Inc. (The)[a]	4,236	371,116
Primerica Inc.	18,649	839,392
RLI Corp.	14,342	850,481
Third Point Reinsurance Ltd.[a,b]	21,893	255,053

		4,314,182
INTERNET & CATALOG RETAIL — 0.87%
Liberty TripAdvisor Holdings Inc. Class Aa	25,998	580,536
Shutterfly Inc.[a,b]	13,948	580,934
Wayfair Inc. Class Aa,b	9,450	427,140

		1,588,610
INTERNET SOFTWARE & SERVICES — 0.71%
j2 Global Inc.[b]	17,737	1,286,110

		1,286,110
IT SERVICES — 2.62%
Cardtronics Inc.[a]	17,295	532,859

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Convergys Corp.	37,580	$918,455
CoreLogic Inc./U.S.[a]	33,927	1,211,194
NeuStar Inc. Class Aa,b	15,201	373,641
Science Applications International Corp.	15,909	678,041
Sykes Enterprises Inc.[a]	15,005	441,747
TeleTech Holdings Inc.	6,398	170,891
Travelport Worldwide Ltd.	39,884	434,337

		4,761,165
LEISURE PRODUCTS — 0.64%
Vista Outdoor Inc.[a]	23,983	1,156,220

		1,156,220
LIFE SCIENCES TOOLS & SERVICES — 2.12%
Bio-Rad Laboratories Inc. Class Aa,b	8,006	1,021,645
Bruker Corp.[a]	42,669	952,799
Charles River Laboratories International Inc.[a]	17,938	1,331,538
VWR Corp.[a,b]	22,015	538,487

		3,844,469
MACHINERY — 4.22%
American Railcar Industries Inc.[b]	3,368	152,907
Barnes Group Inc.	19,848	645,259
CLARCOR Inc.	19,226	900,930
EnPro Industries Inc.	8,490	377,550
Greenbrier Companies Inc. (The)	10,058	260,100
Hillenbrand Inc.	24,167	654,442

Security	Shares	Value
ITT Corp.	34,452	$1,117,967
Mueller Industries Inc.	22,005	560,027
Mueller Water Products Inc. Class A	61,674	506,344
Valmont Industries Inc.	8,876	946,093
Watts Water Technologies Inc. Class A	10,807	532,461
Woodward Inc.	21,905	1,011,792

		7,665,872
MARINE — 0.37%
Matson Inc.	16,750	676,867

		676,867
MEDIA — 2.73%
Cable One Inc.	1,711	735,713
EW Scripps Co. (The) Class A	20,487	388,843
John Wiley & Sons Inc. Class A	18,853	788,055
Media General Inc.[a,b]	36,522	593,117
MSG Networks Inc. Class Aa	23,586	412,519
New York Times Co. (The) Class A	47,707	630,687
Nexstar Broadcasting Group Inc. Class A	11,785	532,800
Sinclair Broadcast Group Inc. Class A	26,811	884,763

		4,966,497
METALS & MINING — 1.05%
Carpenter Technology Corp.	18,922	525,275
Kaiser Aluminum Corp.	6,813	529,643
Stillwater Mining Co.[a,b]	46,693	305,839
Worthington Industries Inc.	17,772	543,645

		1,904,402

106

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.59%
CONSOL Energy Inc.[b]	88,137	$699,808
Laredo Petroleum Inc.[a,b]	47,933	371,960

		1,071,768
PERSONAL PRODUCTS — 0.86%
Coty Inc. Class A	29,735	731,778
Nu Skin Enterprises Inc. Class A	22,003	696,395
Revlon Inc. Class Aa	4,308	128,077

		1,556,250
PHARMACEUTICALS — 1.00%
Catalent Inc.[a]	37,906	891,928
Medicines Co. (The)[a,b]	26,754	924,618

		1,816,546
PROFESSIONAL SERVICES — 0.61%
Huron Consulting Group Inc.[a,b]	8,809	494,273
Korn/Ferry International	19,700	606,957

		1,101,230
REAL ESTATE INVESTMENT TRUSTS (REITS) — 20.77%
Alexander’s Inc.	1,451	529,615
American Assets Trust Inc.	15,172	567,281
American Homes 4 Rent Class Ab	60,109	901,034
Apple Hospitality REIT Inc.[b]	60,099	1,099,211
Care Capital Properties Inc.	32,271	966,194
Chesapeake Lodging Trust	22,965	576,881
Columbia Property Trust Inc.	47,875	1,066,176
Corporate Office Properties Trust	36,450	812,835
Corrections Corp. of America[b]	45,105	1,299,475

Security	Shares	Value
DCT Industrial Trust Inc.[b]	33,990	$1,216,502
DiamondRock Hospitality Co.	77,200	640,760
EastGroup Properties Inc.	12,368	660,328
Empire State Realty Trust Inc. Class A	45,124	746,802
Equity One Inc.	34,727	962,632
FelCor Lodging Trust Inc.[b]	50,663	352,614
First Industrial Realty Trust Inc.	42,680	878,781
Gaming and Leisure Properties Inc.[b]	35,497	925,762
Global Net Lease Inc.[b]	65,154	456,078
Gramercy Property Trust	161,764	1,182,495
Healthcare Realty Trust Inc.[b]	38,737	1,124,923
Healthcare Trust of America Inc. Class Ab	48,877	1,370,511
Kite Realty Group Trust	32,122	851,233
LaSalle Hotel Properties	43,493	963,805
LTC Properties Inc.	13,685	609,393
Medical Properties Trust Inc.[b]	91,581	1,007,391
Monogram Residential Trust Inc.[b]	64,120	559,126
National Health Investors Inc.[b]	13,133	796,910
New York REIT Inc.	62,490	642,397
Parkway Properties Inc./Md	31,338	422,123
Post Properties Inc.	20,831	1,193,408
Potlatch Corp.	15,642	451,115
PS Business Parks Inc.	7,481	647,705
Ramco-Gershenson Properties Trust	30,404	519,604
Rayonier Inc.	47,662	1,005,192
Retail Opportunity Investments Corp.[b]	38,242	707,095
Retail Properties of America Inc. Class A	91,283	1,415,799

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
RLJ Lodging Trust[b]	48,449	$886,132
Sabra Health Care REIT Inc.	25,033	459,606
STAG Industrial Inc.	26,181	443,244
STORE Capital Corp.[b]	26,007	644,714
Sun Communities Inc.	22,237	1,480,762
Sunstone Hotel Investors Inc.[b]	83,255	989,075
Tanger Factory Outlet Centers Inc.	36,463	1,166,451
Urban Edge Properties	35,592	864,886
Washington REIT[b]	26,212	661,329

		37,725,385
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.25%
St. Joe Co. (The)[a]	28,738	457,222

		457,222
ROAD & RAIL — 0.32%
Swift Transportation Co.[a,b]	35,496	578,940

		578,940
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.02%
Atmel Corp.	161,705	1,303,342
Entegris Inc.[a,b]	54,066	630,410
Microsemi Corp.[a,b]	42,696	1,353,463
MKS Instruments Inc.	20,471	725,492
Rambus Inc.[a,b]	44,746	547,691
SunEdison Inc.[a,b]	122,400	383,112
Tessera Technologies Inc.	18,472	532,363

		5,475,873

Security	Shares	Value
SOFTWARE — 2.52%
Mentor Graphics Corp.	38,399	$667,375
Progress Software Corp.[a]	19,285	499,289
Solera Holdings Inc.	25,870	1,403,706
Take-Two Interactive Software Inc.[a]	32,573	1,130,283
Verint Systems Inc.[a,b]	23,945	876,626

		4,577,279
SPECIALTY RETAIL — 4.05%
Aaron’s Inc.	24,865	568,911
Abercrombie & Fitch Co. Class A	25,838	677,989
Asbury Automotive Group Inc.[a]	9,784	460,631
Ascena Retail Group Inc.[a,b]	66,408	490,091
Burlington Stores Inc.[a,b]	29,220	1,569,991
Cabela’s Inc.[a,b]	18,908	795,460
Caleres Inc.	16,807	451,772
Chico’s FAS Inc.	53,663	557,559
DSW Inc. Class A	27,725	665,677
Express Inc.[a]	27,492	466,264
Genesco Inc.[a]	8,530	564,174
Party City Holdco Inc.[a,b]	8,770	84,455

		7,352,974
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.61%
Diebold Inc.	24,990	692,723
Super Micro Computer Inc.[a]	14,079	419,272

		1,111,995

108

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.09%
Deckers Outdoor Corp.[a,b]	12,443	$615,431
Steven Madden Ltd.[a,b]	21,651	699,111
Wolverine World Wide Inc.	39,572	669,162

		1,983,704
THRIFTS & MORTGAGE FINANCE — 1.19%
BofI Holding Inc.[a,b]	22,127	379,699
MGIC Investment Corp.[a,b]	130,907	866,605
Nationstar Mortgage Holdings Inc.[a,b]	15,403	155,570
Washington Federal Inc.	35,749	763,241

		2,165,115
TRADING COMPANIES & DISTRIBUTORS — 1.92%
Air Lease Corp.	36,393	937,484
Beacon Roofing Supply Inc.[a]	19,240	779,220
MRC Global Inc.[a]	39,318	395,146
MSC Industrial Direct Co. Inc. Class A	18,613	1,206,308
Univar Inc.[a]	13,276	168,738

		3,486,896

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.14%
Wesco Aircraft Holdings Inc.[a]	22,270	$251,428

		251,428
WATER UTILITIES — 0.35%
American States Water Co.	14,132	641,593

		641,593

TOTAL COMMON STOCKS (Cost: $187,449,497)		181,462,095

SHORT-TERM INVESTMENTS — 18.37%

MONEY MARKET FUNDS — 18.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	30,887,009	30,887,009
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	1,625,607	1,625,607

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	837,488	$837,488

		33,350,104

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,350,104)		33,350,104

TOTAL INVESTMENTS IN SECURITIES — 118.30% (Cost: $220,799,601)		214,812,199
Other Assets, Less Liabilities — (18.30)%		(33,222,077)

NET ASSETS — 100.00%		$181,590,122

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

110

Schedule of Investments   (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%
AEROSPACE & DEFENSE — 0.83%
HEICO Corp.	4,561	$254,048
HEICO Corp. Class A	8,489	393,890
TASER International Inc.[a,b]	12,716	195,699

		843,637
AIR FREIGHT & LOGISTICS — 0.31%
Forward Air Corp.	7,270	313,773

		313,773
AIRLINES — 0.49%
Allegiant Travel Co.	3,103	497,938

		497,938
AUTO COMPONENTS — 0.97%
Dorman Products Inc.[a,b]	7,283	315,354
Drew Industries Inc.	5,694	326,836
Gentherm Inc.[a]	8,543	341,805

		983,995
BANKS — 2.18%
Eagle Bancorp. Inc.[a]	7,032	332,192
FCB Financial Holdings Inc. Class Aa	2,018	67,845
Pinnacle Financial Partners Inc.	8,293	413,406
PrivateBancorp. Inc.	18,656	702,025
Western Alliance Bancorp.[a]	21,488	700,079

		2,215,547

Security	Shares	Value
BEVERAGES — 0.70%
Boston Beer Co. Inc. (The)[a,b]	2,250	$403,312
Coca-Cola Bottling Co. Consolidated	1,092	192,083
National Beverage Corp.[a,b]	2,755	113,892

		709,287
BIOTECHNOLOGY — 6.11%
ACADIA Pharmaceuticals Inc.[a,b]	20,710	428,490
Acorda Therapeutics Inc.[a,b]	10,185	375,012
Aduro Biotech Inc.[a]	1,805	26,136
Agios Pharmaceuticals Inc.[a,b]	6,209	262,144
AMAG Pharmaceuticals Inc.[a,b]	8,158	186,900
ARIAD Pharmaceuticals Inc.[a,b]	44,547	223,626
Bluebird Bio Inc.[a,b]	8,673	358,715
Celldex Therapeutics Inc.[a,b]	23,195	192,519
Cepheid[a,b]	17,046	502,005
Chimerix Inc.[a,b]	9,807	75,514
Clovis Oncology Inc.[a,b]	7,994	167,234
Emergent BioSolutions Inc.[a]	7,160	262,056
FibroGen Inc.[a,b]	11,838	240,075
Halozyme Therapeutics Inc.[a,b]	25,911	228,017
Insmed Inc.[a]	14,536	191,875
Insys Therapeutics Inc.[a,b]	5,635	97,767

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
Intrexon Corp.[a,b]	11,809	$344,114
Ironwood Pharmaceuticals Inc.[a]	29,930	276,254
Ligand Pharmaceuticals Inc.[a,b]	4,280	427,872
Myriad Genetics Inc.[a,b]	16,461	641,485
Novavax Inc.[a,b]	63,785	328,493
Puma Biotechnology Inc.[a,b]	5,208	217,382
ZIOPHARM Oncology Inc.[a,b]	31,051	154,323

		6,208,008
BUILDING PRODUCTS — 1.90%
Advanced Drainage Systems Inc.	8,120	183,350
Apogee Enterprises Inc.	6,853	272,612
Builders FirstSource Inc.[a,b]	16,595	133,258
Masonite International Corp.[a]	6,668	370,141
Simpson Manufacturing Co. Inc.	9,676	315,728
Trex Co. Inc.[a,b]	7,272	273,136
USG Corp.[a]	21,345	381,862

		1,930,087
CAPITAL MARKETS — 1.96%
Cohen & Steers Inc.	4,632	139,979
Financial Engines Inc.	12,146	327,577
HFF Inc. Class Aa	8,104	231,531
Interactive Brokers Group Inc. Class A	13,651	440,518
NorthStar Asset Management Group Inc./New York	45,781	528,313

Security	Shares	Value
WisdomTree Investments Inc.	27,084	$325,008

		1,992,926
CHEMICALS — 0.41%
Balchem Corp.	7,441	417,738

		417,738
COMMERCIAL SERVICES & SUPPLIES — 2.02%
Healthcare Services Group Inc.	16,967	600,123
Herman Miller Inc.	14,127	361,934
HNI Corp.	10,423	354,590
Interface Inc.	15,512	261,998
Mobile Mini Inc.	10,549	273,430
Multi-Color Corp.	3,084	194,384

		2,046,459
COMMUNICATIONS EQUIPMENT — 2.51%
Ciena Corp.[a]	29,865	530,701
Infinera Corp.[a,b]	32,941	504,656
NetScout Systems Inc.[a]	23,373	503,688
Plantronics Inc.	7,946	356,220
ViaSat Inc.[a,b]	10,498	656,125

		2,551,390
CONSTRUCTION & ENGINEERING — 0.50%
Dycom Industries Inc.[a]	7,678	508,744

		508,744
CONSTRUCTION MATERIALS — 0.90%
Eagle Materials Inc.	11,805	632,040

112

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
Headwaters Inc.[a]	17,419	$278,181

		910,221
DISTRIBUTORS — 1.27%
Core-Mark Holding Co. Inc.	5,442	442,380
Pool Corp.	10,054	849,563

		1,291,943
DIVERSIFIED CONSUMER SERVICES — 0.98%
Grand Canyon Education Inc.[a]	11,127	418,931
LifeLock Inc.[a]	20,240	242,475
Sotheby’s	14,030	329,565

		990,971
DIVERSIFIED FINANCIAL SERVICES — 1.36%
MarketAxess Holdings Inc.	8,800	1,022,824
Morningstar Inc.	4,486	360,719

		1,383,543
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.40%
Cogent Communications Holdings Inc.	9,697	323,977
Globalstar Inc.[a,b]	64,383	82,410

		406,387
ELECTRICAL EQUIPMENT — 0.80%
AZZ Inc.	6,089	313,462
Solarcity Corp.[a,b]	14,041	500,561

		814,023

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.16%
Cognex Corp.	20,012	$645,387
FEI Co.	9,640	698,418
Fitbit Inc.[a,b]	12,133	201,408
InvenSense Inc.[a,b]	18,983	155,850
Littelfuse Inc.	5,270	537,013
Methode Electronics Inc.	9,057	236,025
OSI Systems Inc.[a]	4,317	236,658
Universal Display Corp.[a,b]	10,046	493,259

		3,204,018
ENERGY EQUIPMENT & SERVICES — 0.52%
Dril-Quip Inc.[a,b]	9,065	531,572

		531,572
FOOD & STAPLES RETAILING — 1.11%
PriceSmart Inc.	4,629	354,396
Sprouts Farmers Market Inc.[a,b]	34,071	776,819

		1,131,215
FOOD PRODUCTS — 1.11%
Blue Buffalo Pet Products Inc.[a,b]	7,916	134,730
Diamond Foods Inc.[a]	6,240	229,008
J&J Snack Foods Corp.	3,483	376,094

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
Snyder’s-Lance Inc.	12,382	$390,900

		1,130,732
HEALTH CARE EQUIPMENT & SUPPLIES — 4.88%
Abaxis Inc.	5,030	219,057
ABIOMED Inc.[a]	9,210	785,889
Cantel Medical Corp.	8,456	502,033
Globus Medical Inc. Class Aa,b	16,864	420,757
ICU Medical Inc.[a]	3,396	326,865
Insulet Corp.[a]	13,451	446,304
Masimo Corp.[a]	10,683	392,600
Natus Medical Inc.[a]	7,798	275,113
Neogen Corp.[a]	8,832	460,854
NuVasive Inc.[a]	11,572	533,701
Wright Medical Group NVa	21,102	420,985
Zeltiq Aesthetics Inc.[a,b]	7,523	174,684

		4,958,842
HEALTH CARE PROVIDERS & SERVICES — 3.28%
Air Methods Corp.[a,b]	8,435	328,459
AMN Healthcare Services Inc.[a]	11,260	317,194
Amsurg Corp.[a]	12,733	931,928
Chemed Corp.	3,980	558,474
Diplomat Pharmacy Inc.[a,b]	8,333	226,741
ExamWorks Group Inc.[a,b]	9,388	257,794
HealthEquity Inc.[a,b]	8,275	178,326
Molina Healthcare Inc.[a,b]	9,649	529,827

		3,328,743

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 1.67%
Allscripts Healthcare Solutions Inc.[a,b]	44,580	$614,312
Medidata Solutions Inc.[a,b]	13,054	557,798
Press Ganey Holdings Inc.[a,b]	2,130	62,942
Veeva Systems Inc.[a,b]	19,214	463,057

		1,698,109
HOTELS, RESTAURANTS & LEISURE — 4.32%
Belmond Ltd.[a]	20,894	176,763
Buffalo Wild Wings Inc.[a,b]	4,493	684,284
Churchill Downs Inc.	2,989	412,900
ClubCorp Holdings Inc.	15,349	183,728
Dave & Buster’s Entertainment Inc.[a]	6,149	223,024
Diamond Resorts International Inc.[a,b]	12,661	233,216
Hyatt Hotels Corp. Class Aa,b	6,895	266,699
Jack in the Box Inc.	8,443	655,515
La Quinta Holdings Inc.[a]	21,060	238,820
Marriott Vacations Worldwide Corp.	6,373	314,762
Papa John’s International Inc.	6,810	325,177
Popeyes Louisiana Kitchen Inc.[a]	5,304	326,886
Sonic Corp.	11,745	345,068

		4,386,842
HOUSEHOLD DURABLES — 1.04%
GoPro Inc.[a,b]	18,414	210,841
Helen of Troy Ltd.[a,b]	6,627	592,255
La-Z-Boy Inc.	11,821	253,442

		1,056,538

114

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.32%
WD-40 Co.	3,154	$325,808

		325,808
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.46%
Pattern Energy Group Inc.	13,369	253,342
TerraForm Power Inc.	17,849	176,884
Vivint Solar Inc.[a]	4,817	39,981

		470,207
INTERNET & CATALOG RETAIL — 0.66%
Etsy Inc.[a]	3,940	30,574
Groupon Inc.[a]	103,902	282,614
HSN Inc.	7,553	355,444

		668,632
INTERNET SOFTWARE & SERVICES — 5.83%
Bankrate Inc.[a]	13,664	156,316
Cimpress NVa,b	6,957	546,264
comScore Inc.[a]	11,092	427,375
Cornerstone OnDemand Inc.[a]	11,566	354,960
Cvent Inc.[a]	5,575	147,236
Demandware Inc.[a,b]	7,911	335,664
Endurance International Group Holdings Inc.[a]	14,895	136,736
GoDaddy Inc. Class Aa,b	5,435	165,713
Gogo Inc.[a]	11,396	165,812
GrubHub Inc.[a,b]	18,434	347,481
LogMeIn Inc.[a,b]	5,909	308,686

Security	Shares	Value
Marketo Inc.[a]	8,725	$165,862
New Relic Inc.[a,b]	4,848	136,811
NIC Inc.	14,392	284,818
Pandora Media Inc.[a,b]	47,288	459,639
Stamps.com Inc.[a]	3,528	330,997
WebMD Health Corp.[a,b]	8,847	452,170
Yelp Inc.[a,b]	13,069	273,796
Zillow Group Inc. Class Aa,b	10,449	226,430
Zillow Group Inc. Class Ca,b	24,469	501,614

		5,924,380
IT SERVICES — 3.73%
Acxiom Corp.[a]	18,392	343,930
Black Knight Financial Services Inc. Class Aa	4,196	126,593
Blackhawk Network Holdings Inc.[a,b]	12,916	486,804
EPAM Systems Inc.[a,b]	9,906	741,960
ExlService Holdings Inc.[a]	7,780	339,675
Heartland Payment Systems Inc.	8,674	798,702
Virtusa Corp.[a]	6,396	286,029
WEX Inc.[a]	9,120	662,203

		3,785,896
LIFE SCIENCES TOOLS & SERVICES — 2.27%
Bio-Techne Corp.	8,777	725,770
Cambrex Corp.[a]	7,447	257,964
INC Research Holdings Inc.[a]	7,571	318,966
PAREXEL International Corp.[a,b]	12,564	803,594

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
PRA Health Sciences Inc.a,b	4,674	$201,356

		2,307,650
MACHINERY — 1.43%
John Bean Technologies Corp.	6,878	315,081
Manitowoc Co. Inc. (The)[b]	32,267	507,883
Proto Labs Inc.[a,b]	5,552	305,304
RBC Bearings Inc.[a]	5,523	327,680

		1,455,948
MEDIA — 0.85%
DreamWorks Animation SKG Inc. Class Aa,b	16,777	430,162
IMAX Corp.[a,b]	13,784	428,131

		858,293
METALS & MINING — 0.45%
Royal Gold Inc.	15,382	458,230

		458,230
OIL, GAS & CONSUMABLE FUELS — 4.16%
Carrizo Oil & Gas Inc.[a,b]	12,795	347,128
Gulfport Energy Corp.[a,b]	25,538	754,648
Kosmos Energy Ltd.[a,b]	33,980	155,288
Matador Resources Co.[a,b]	18,554	297,421
Memorial Resource Development Corp.[a]	21,810	346,997
Parsley Energy Inc. Class Aa	25,169	484,755
PDC Energy Inc.[a,b]	9,471	538,616

Security	Shares	Value
Rice Energy Inc.[a,b]	16,173	$188,739
RSP Permian Inc.[a,b]	16,657	392,272
SemGroup Corp. Class A	10,509	232,669
SM Energy Co.[b]	16,002	223,708
Targa Resources Corp.	11,493	258,248

		4,220,489
PERSONAL PRODUCTS — 0.17%
USANA Health Sciences Inc.[a,b]	1,332	169,031

		169,031
PHARMACEUTICALS — 3.57%
Akorn Inc.[a,b]	18,888	490,899
Horizon Pharma PLC[a,b]	34,198	598,465
Impax Laboratories Inc.[a]	15,631	585,694
Intra-Cellular Therapies Inc.[a]	7,011	259,968
Lannett Co. Inc.[a,b]	6,581	167,881
Nektar Therapeutics[a,b]	31,538	430,178
Pacira Pharmaceuticals Inc./DEa,b	8,663	514,756
Prestige Brands Holdings Inc.[a]	12,441	580,746

		3,628,587
PROFESSIONAL SERVICES — 2.15%
Advisory Board Co. (The)[a,b]	9,898	453,031
CEB Inc.	7,817	461,047
Exponent Inc.	6,075	311,708
On Assignment Inc.[a]	11,232	434,117
TriNet Group Inc.[a,b]	9,793	144,936

116

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
WageWorks Inc.[a]	8,482	$379,485

		2,184,324
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.06%
Acadia Realty Trust	16,313	556,273
CoreSite Realty Corp.	7,240	464,374
CyrusOne Inc.[b]	15,064	555,108
DuPont Fabros Technology Inc.	15,411	511,183
Education Realty Trust Inc.[b]	14,372	561,658
Hersha Hospitality Trust[b]	10,914	191,759
Hudson Pacific Properties Inc.	17,338	440,559
Paramount Group Inc.	39,541	648,472
Pebblebrook Hotel Trust[b]	16,977	414,578
Physicians Realty Trust	24,937	425,675
QTS Realty Trust Inc. Class A	9,106	420,697
Ryman Hospitality Properties Inc.	12,090	567,626
Sovran Self Storage Inc.	9,077	1,022,796
Xenia Hotels & Resorts Inc.	26,357	385,603

		7,166,361
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.84%
Alexander & Baldwin Inc.	10,837	328,361
Kennedy-Wilson Holdings Inc.	21,917	444,477
Marcus & Millichap Inc.[a]	3,173	75,010

		847,848
ROAD & RAIL — 1.17%
Heartland Express Inc.[b]	14,235	244,130
Knight Transportation Inc.	14,510	355,060
Landstar System Inc.[b]	10,179	584,376

		1,183,566

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.39%
Ambarella Inc.[a,b]	7,481	$296,846
Cirrus Logic Inc.[a,b]	15,048	522,467
Cree Inc.[a,b]	24,307	681,325
Integrated Device Technology Inc.[a]	34,625	882,245
M/A-COM Technology Solutions Holdings Inc.[a,b]	4,655	179,218
Monolithic Power Systems Inc.	8,567	536,037
Power Integrations Inc.	6,703	315,912
Silicon Laboratories Inc.[a]	9,134	416,510
Synaptics Inc.[a]	8,544	626,361

		4,456,921
SOFTWARE — 7.51%
ACI Worldwide Inc.[a,b]	27,870	498,873
Aspen Technology Inc.[a,b]	19,649	637,414
Blackbaud Inc.	10,872	668,411
CommVault Systems Inc.[a]	9,944	373,099
Ellie Mae Inc.[a,b]	7,039	491,533
Fair Isaac Corp.	7,329	700,433
FleetMatics Group PLC[a,b]	9,115	395,682
HubSpot Inc.[a]	2,348	95,305
Imperva Inc.[a]	6,375	328,695
MicroStrategy Inc. Class Aa	2,202	379,867
Paycom Software Inc.[a]	8,632	260,255
Paylocity Holding Corp.[a,b]	4,820	149,998
Pegasystems Inc.	8,445	198,457

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
Proofpoint Inc.[a,b]	9,519	$479,377
Qlik Technologies Inc.[a]	21,929	549,102
Qualys Inc.[a,b]	5,674	147,467
RealPage Inc.[a,b]	12,180	234,952
Synchronoss Technologies Inc.[a,b]	9,359	286,760
Zendesk Inc.[a]	12,960	285,250
Zynga Inc. Class Aa,b	188,822	464,502

		7,625,432
SPECIALTY RETAIL — 1.78%
Five Below Inc.[a]	12,870	453,410
Lithia Motors Inc. Class A	5,601	428,869
Mattress Firm Holding Corp.[a,b]	4,842	176,733
Monro Muffler Brake Inc.	7,554	496,675
Select Comfort Corp.[a]	11,920	251,035

		1,806,722
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.11%
3D Systems Corp.[a,b]	25,240	202,172
Cray Inc.[a]	9,581	377,396
Electronics For Imaging Inc.[a,b]	11,273	466,477
Nimble Storage Inc.[a]	12,250	80,482

		1,126,527

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.45%
G-III Apparel Group Ltd.[a,b]	9,459	$466,896
Kate Spade & Co.[a,b]	30,093	535,957
Oxford Industries Inc.	3,436	240,039
Tumi Holdings Inc.[a]	13,259	229,248

		1,472,140
THRIFTS & MORTGAGE FINANCE — 0.40%
Essent Group Ltd.[a]	15,502	278,571
LendingTree Inc.[a,b]	1,689	124,462

		403,033
TOBACCO — 0.48%
Vector Group Ltd.	20,864	486,549

		486,549

TOTAL COMMON STOCKS (Cost: $107,398,568)		101,475,802

SHORT-TERM INVESTMENTS — 29.97%

MONEY MARKET FUNDS — 29.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	28,886,372	28,886,372
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	1,520,312	1,520,312

118

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	31,520	$31,520

		30,438,204

TOTAL SHORT-TERM INVESTMENTS (Cost: $30,438,204)		30,438,204

TOTAL INVESTMENTS IN SECURITIES — 129.90% (Cost: $137,836,772)		131,914,006
Other Assets, Less Liabilities — (29.90)%		(30,360,935)

NET ASSETS — 100.00%		$101,553,071

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

119

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 100.67%
AEROSPACE & DEFENSE — 1.79%
Cubic Corp.	17,213	$687,831
Esterline Technologies Corp.[a]	23,230	1,828,433
KLX Inc.[a]	41,456	1,211,759
Moog Inc. Class Aa,b	26,174	1,212,641
Triumph Group Inc.	38,735	987,743

		5,928,407
AIRLINES — 0.13%
Virgin America Inc.[a,b]	14,418	444,795

		444,795
AUTO COMPONENTS — 1.67%
American Axle & Manufacturing Holdings Inc.[a]	59,743	765,905
Cooper Tire & Rubber Co.	40,943	1,492,782
Dana Holding Corp.	120,098	1,427,965
Federal-Mogul Holdings Corp.[a,b]	23,822	113,631
Tenneco Inc.[a,b]	45,411	1,735,155

		5,535,438
BANKS — 11.87%
Associated Banc-Corp.	118,092	2,072,515
BancorpSouth Inc.	66,444	1,387,351
Bank of Hawaii Corp.	34,009	2,038,159
Chemical Financial Corp.	29,949	954,175
First Niagara Financial Group Inc.	278,719	2,728,659

Security	Shares	Value
FirstMerit Corp.	130,221	$2,523,683
FNB Corp./PA	137,763	1,660,044
Fulton Financial Corp.	136,708	1,756,698
Great Western Bancorp. Inc.	40,335	1,053,550
Hancock Holding Co.	60,796	1,456,672
Hilltop Holdings Inc.[a]	62,138	992,344
IBERIABANK Corp.	26,494	1,267,738
International Bancshares Corp.	43,790	1,015,490
National Penn Bancshares Inc.	110,204	1,256,326
NBT Bancorp. Inc.	34,013	880,937
Old National Bancorp./IN	89,950	1,108,184
Park National Corp.	10,136	893,083
Popular Inc.	81,373	2,045,717
Sterling Bancorp./DE	93,759	1,472,954
TCF Financial Corp.	133,170	1,599,372
Trustmark Corp.	53,063	1,148,283
UMB Financial Corp.	32,914	1,543,667
United Bankshares Inc./WV	50,850	1,707,543
Valley National Bancorp.	175,485	1,544,268
Webster Financial Corp.	72,021	2,388,936
WesBanco Inc.	27,875	808,932

		39,305,280
CAPITAL MARKETS — 1.33%
Artisan Partners Asset Management Inc.	29,405	920,377
BGC Partners Inc. Class A	141,301	1,292,904
KCG Holdings Inc. Class Aa,b	38,860	397,149

120

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
Waddell & Reed Financial Inc. Class A	65,193	$1,788,896

		4,399,326
CHEMICALS — 2.21%
Axiall Corp.	55,557	996,137
Cabot Corp.	49,150	1,982,711
Chemours Co. (The)	142,952	563,231
Huntsman Corp.	160,018	1,380,955
Olin Corp.	129,705	2,197,203
Trinseo SAa	8,879	211,231

		7,331,468
COMMERCIAL SERVICES & SUPPLIES — 2.20%
ABM Industries Inc.	44,126	1,325,104
Brady Corp. Class A	36,999	830,258
Essendant Inc.	29,444	879,198
RR Donnelley & Sons Co.	163,949	2,290,367
Tetra Tech Inc.	46,364	1,228,182
West Corp.	39,329	712,248

		7,265,357
COMMUNICATIONS EQUIPMENT — 1.25%
EchoStar Corp. Class Aa	35,273	1,239,140
Finisar Corp.[a,b]	83,718	1,063,219
NETGEAR Inc.[a]	24,747	924,795
Viavi Solutions Inc.[a]	182,261	911,305

		4,138,459

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.60%
Granite Construction Inc.	30,934	$1,194,981
MasTec Inc.[a,b]	51,005	787,517

		1,982,498
CONSUMER FINANCE — 0.79%
Nelnet Inc. Class A	14,670	476,335
SLM Corp.[a]	334,734	2,142,298

		2,618,633
CONTAINERS & PACKAGING — 1.00%
Owens-Illinois Inc.[a]	126,342	1,634,865
Silgan Holdings Inc.	31,785	1,680,473

		3,315,338
DIVERSIFIED CONSUMER SERVICES — 0.75%
DeVry Education Group Inc.	44,867	892,853
Houghton Mifflin Harcourt Co.[a]	88,616	1,580,910

		2,473,763
ELECTRIC UTILITIES — 5.14%
ALLETE Inc.	35,936	1,901,014
Cleco Corp.	47,514	2,524,894
El Paso Electric Co.	31,755	1,299,732
Hawaiian Electric Industries Inc.	84,418	2,525,787
IDACORP Inc.	39,548	2,752,145
MGE Energy Inc.	27,231	1,319,342
PNM Resources Inc.	62,573	1,965,418

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
Portland General Electric Co.	69,739	$2,710,755

		16,999,087
ELECTRICAL EQUIPMENT — 0.60%
Regal Beloit Corp.	35,084	1,972,072

		1,972,072
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.99%
Anixter International Inc.[a]	22,271	1,101,078
AVX Corp.	36,733	421,695
Coherent Inc.[a]	18,998	1,467,976
Plexus Corp.[a,b]	26,307	919,430
Sanmina Corp.[a,b]	61,583	1,154,065
SYNNEX Corp.	22,692	1,904,993
Tech Data Corp.[a]	27,551	1,719,182
Vishay Intertechnology Inc.[b]	106,382	1,219,138

		9,907,557
ENERGY EQUIPMENT & SERVICES — 3.27%
Archrock Inc.	54,160	324,960
Atwood Oceanics Inc.[b]	45,287	277,609
Bristow Group Inc.	27,515	639,999
Diamond Offshore Drilling Inc.	50,630	941,212
Frank’s International NV	26,685	390,401
McDermott International Inc.[a,b]	188,672	520,735
Nabors Industries Ltd.	222,693	1,639,020

Security	Shares	Value
Noble Corp. PLC	190,070	$1,480,645
Oil States International Inc.[a]	39,904	1,126,490
Patterson-UTI Energy Inc.	115,612	1,662,501
RPC Inc.	47,597	593,535
Superior Energy Services Inc.	118,397	1,220,673

		10,817,780
FOOD & STAPLES RETAILING — 0.29%
SUPERVALU Inc.[a]	208,840	950,222

		950,222
FOOD PRODUCTS — 1.86%
Cal-Maine Foods Inc.[b]	24,370	1,229,954
Darling Ingredients Inc.[a]	129,384	1,163,162
Dean Foods Co.	71,761	1,433,785
Fresh Del Monte Produce Inc.[b]	26,267	1,071,956
Sanderson Farms Inc.	15,493	1,258,342

		6,157,199
GAS UTILITIES — 4.27%
Laclede Group Inc. (The)	34,055	2,177,477
New Jersey Resources Corp.	67,400	2,373,828
Northwest Natural Gas Co.	21,499	1,116,873
ONE Gas Inc.	40,972	2,317,376
South Jersey Industries Inc.	54,248	1,348,605
Southwest Gas Corp.	37,217	2,189,476
WGL Holdings Inc.	39,148	2,614,695

		14,138,330

122

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.27%
Halyard Health Inc.[a]	36,610	$907,928

		907,928
HEALTH CARE PROVIDERS & SERVICES — 2.62%
Community Health Systems Inc.[a]	92,843	1,994,268
Kindred Healthcare Inc.	65,985	637,415
LifePoint Health Inc.[a,b]	34,193	2,386,329
Magellan Health Inc.[a]	20,544	1,171,008
Owens & Minor Inc.	49,398	1,711,641
Select Medical Holdings Corp.	82,542	786,625

		8,687,286
HOTELS, RESTAURANTS & LEISURE — 0.31%
Caesars Entertainment Corp.[a,b]	32,841	227,588
Penn National Gaming Inc.[a,b]	56,761	802,033

		1,029,621
HOUSEHOLD DURABLES — 1.87%
CalAtlantic Group Inc.	59,892	1,945,891
KB Home	71,833	780,106
MDC Holdings Inc.	30,776	669,686
Meritage Homes Corp.[a]	29,031	958,313
Tupperware Brands Corp.	39,558	1,836,678

		6,190,674
HOUSEHOLD PRODUCTS — 0.83%
Energizer Holdings Inc.	49,015	1,570,441
HRG Group Inc.[a,b]	96,493	1,171,425

		2,741,866

Security	Shares	Value
INSURANCE — 7.98%
Allied World Assurance Co. Holdings AG	71,421	$2,613,294
American Equity Investment Life Holding Co.	65,539	1,192,155
American National Insurance Co.	6,728	653,827
Aspen Insurance Holdings Ltd.	47,751	2,220,899
CNO Financial Group Inc.	146,089	2,541,949
Fidelity & Guaranty Life	8,745	219,062
Genworth Financial Inc. Class Aa	393,455	1,093,805
Hanover Insurance Group Inc. (The)	33,975	2,768,623
Horace Mann Educators Corp.	31,967	982,026
Kemper Corp.	37,844	1,307,889
MBIA Inc.[a,b]	114,199	760,565
Mercury General Corp.	28,159	1,307,422
ProAssurance Corp.	41,748	2,092,410
Selective Insurance Group Inc.	45,967	1,439,227
Symetra Financial Corp.	74,245	2,377,325
Validus Holdings Ltd.	64,360	2,847,286

		26,417,764
IT SERVICES — 1.39%
CACI International Inc. Class Aa	19,044	1,581,985
EVERTEC Inc.	50,349	691,795
Leidos Holdings Inc.	50,405	2,324,679

		4,598,459

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
MACHINERY — 4.27%
Actuant Corp. Class A	46,884	$1,091,460
Colfax Corp.[a,b]	79,047	1,750,101
Crane Co.	38,770	1,851,655
Joy Global Inc.[b]	76,548	763,184
Kennametal Inc.	62,527	1,106,728
Milacron Holdings Corp.[a,b]	11,794	150,373
Oshkosh Corp.	58,767	1,935,197
Rexnord Corp.[a]	78,833	1,290,496
SPX FLOW Inc.[a]	32,304	770,127
Terex Corp.	85,232	1,909,197
Timken Co. (The)	56,717	1,505,836

		14,124,354
MEDIA — 2.23%
Gannett Co. Inc.	90,358	1,340,913
Meredith Corp.	29,605	1,252,588
Regal Entertainment Group Class Ab	53,185	917,441
Scholastic Corp.	20,950	719,213
Starz Series Aa,b	64,935	1,846,102
Time Inc.	86,225	1,293,375

		7,369,632
METALS & MINING — 1.47%
Allegheny Technologies Inc.	85,775	804,569
Commercial Metals Co.	91,399	1,272,274
Compass Minerals International Inc.	26,475	1,981,654

Security	Shares	Value
U.S. Steel Corp.[b]	115,263	$806,841

		4,865,338
MULTI-UTILITIES — 2.61%
Avista Corp.	48,945	1,812,433
Black Hills Corp.	40,202	1,981,155
NorthWestern Corp.	37,839	2,112,930
Vectren Corp.	64,972	2,718,428

		8,624,946
MULTILINE RETAIL — 1.56%
Big Lots Inc.	38,924	1,509,473
Dillard’s Inc. Class A	17,468	1,229,922
JC Penney Co. Inc.[a,b]	239,978	1,742,240
Sears Holdings Corp.[a,b]	40,249	682,220

		5,163,855
OIL, GAS & CONSUMABLE FUELS — 3.36%
California Resources Corp.	248,023	354,673
Cobalt International Energy Inc.[a,b]	263,716	999,484
CVR Energy Inc.	12,259	429,310
Delek U.S. Holdings Inc.	42,799	728,439
Denbury Resources Inc.[b]	277,360	432,681
EP Energy Corp. Class Aa,b	31,140	116,464
Oasis Petroleum Inc.[a,b]	109,548	586,082
PBF Energy Inc.	76,687	2,683,278
QEP Resources Inc.	126,335	1,619,615
World Fuel Services Corp.	55,603	2,165,737
WPX Energy Inc.[a,b]	184,101	997,827

		11,113,590

124

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
PAPER & FOREST PRODUCTS — 1.81%
Boise Cascade Co.[a]	30,584	$631,865
Domtar Corp.	49,370	1,592,183
KapStone Paper and Packaging Corp.	67,324	995,049
Louisiana-Pacific Corp.[a]	112,221	1,764,114
Schweitzer-Mauduit International Inc.	23,933	1,005,186

		5,988,397
PERSONAL PRODUCTS — 0.35%
Avon Products Inc.	341,967	1,159,268

		1,159,268
PROFESSIONAL SERVICES — 0.34%
FTI Consulting Inc.[a]	32,952	1,116,743

		1,116,743
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.16%
Blackstone Mortgage Trust Inc. Class A	73,223	1,814,466
Brandywine Realty Trust	137,624	1,765,716
CBL & Associates Properties Inc.	119,188	1,281,271
Chimera Investment Corp.	148,478	1,839,642
Colony Capital Inc.	88,166	1,519,100
Communications Sales & Leasing Inc.[a]	94,610	1,817,458
Cousins Properties Inc.[b]	160,191	1,380,846
CYS Investments Inc.	121,728	838,706
EPR Properties[b]	46,943	2,814,233
Equity Commonwealth[a]	99,260	2,669,101
GEO Group Inc. (The)[b]	57,938	1,713,806
Government Properties Income Trust[b]	57,405	788,171

Security	Shares	Value
Hatteras Financial Corp.	76,002	$931,785
Invesco Mortgage Capital Inc.	93,823	1,062,076
Ladder Capital Corp.	1,653	18,183
Lexington Realty Trust[b]	166,353	1,219,368
Mack-Cali Realty Corp.[b]	70,155	1,458,522
MFA Financial Inc.[b]	290,991	1,847,793
New Residential Investment Corp.	181,038	2,062,023
Outfront Media Inc.	108,076	2,350,653
Pennsylvania REIT[b]	54,344	1,064,056
PennyMac Mortgage Investment Trust[c]	53,341	722,771
Piedmont Office Realty Trust Inc. Class Ab	114,306	2,115,804
Redwood Trust Inc.	66,690	718,251
Select Income REIT[b]	49,240	930,636
Two Harbors Investment Corp.	285,990	2,173,524
WP Glimcher Inc.	145,553	1,321,621

		40,239,582
ROAD & RAIL — 0.26%
Werner Enterprises Inc.	35,114	848,003

		848,003
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.92%
Advanced Micro Devices Inc.[a,b]	502,713	1,105,968
Amkor Technology Inc.[a,b]	75,905	466,057
Diodes Inc.[a]	30,394	581,437
Fairchild Semiconductor International Inc.[a]	89,077	1,825,188
Intersil Corp. Class A	104,091	1,353,183

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
Semtech Corp.[a]	51,059	$1,026,286

		6,358,119
SPECIALTY RETAIL — 3.46%
American Eagle Outfitters Inc.	140,667	2,059,365
Buckle Inc. (The)[b]	22,017	625,723
CST Brands Inc.	59,401	2,301,195
GNC Holdings Inc. Class A	64,928	1,818,633
Group 1 Automotive Inc.	17,680	948,532
Guess? Inc.	50,120	929,225
Murphy USA Inc.[a]	30,775	1,780,334
Outerwall Inc.[b]	13,506	456,503
Tailored Brands Inc.	37,879	519,321

		11,438,831
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.41%
Lexmark International Inc. Class A	48,554	1,369,708

		1,369,708
TEXTILES, APPAREL & LUXURY GOODS — 0.32%
Fossil Group Inc.[a,b]	32,503	1,059,598

		1,059,598
THRIFTS & MORTGAGE FINANCE — 2.12%
Astoria Financial Corp.	71,244	1,077,922
Capitol Federal Financial Inc.	99,094	1,215,883
EverBank Financial Corp.	62,952	885,735

Security	Shares	Value
Flagstar Bancorp. Inc.[a,b]	15,988	$298,176
Northwest Bancshares Inc.	79,931	1,004,733
Provident Financial Services Inc.	46,245	908,252
Radian Group Inc.	162,503	1,634,780

		7,025,481
TOBACCO — 0.30%
Universal Corp./VA	17,842	976,493

		976,493
TRADING COMPANIES & DISTRIBUTORS — 1.77%
Aircastle Ltd.	49,107	843,167
Applied Industrial Technologies Inc.	30,891	1,187,450
GATX Corp.	33,305	1,364,839
NOW Inc.[a,b]	84,202	1,141,779
WESCO International Inc.[a,b]	33,093	1,336,296

		5,873,531
WIRELESS TELECOMMUNICATION SERVICES — 0.67%
Leap Wireless International Inc.	41,720	105,134
Telephone & Data Systems Inc.	74,192	1,720,513
U.S. Cellular Corp.[a]	10,475	394,279

		2,219,926

TOTAL COMMON STOCKS (Cost: $359,367,139)		333,190,002

126

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 8.10%

MONEY MARKET FUNDS — 8.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	25,113,781	$25,113,781
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	1,321,757	1,321,757
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	385,535	385,535

		26,821,073

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,821,073)		26,821,073

TOTAL INVESTMENTS IN SECURITIES — 108.77% (Cost: $386,188,212)		360,011,075
Other Assets, Less Liabilities — (8.77)%		(29,019,390)

NET ASSETS — 100.00%		$330,991,685

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

127

Schedule of Investments  (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 0.00%
American Science & Engineering Inc.	458	$16,438

		16,438
AIR FREIGHT & LOGISTICS — 1.11%
CH Robinson Worldwide Inc.	8,847	573,020
Echo Global Logistics Inc.[a,b]	1,465	32,245
Expeditors International of Washington Inc.	11,646	525,467
United Parcel Service Inc. Class B	43,199	4,026,147

		5,156,879
AIRLINES — 0.08%
Southwest Airlines Co.	10,280	386,734

		386,734
AUTO COMPONENTS — 0.52%
Autoliv Inc.[b]	5,448	559,945
BorgWarner Inc.	14,025	411,774
Johnson Controls Inc.	40,408	1,449,435

		2,421,154
AUTOMOBILES — 0.36%
Harley-Davidson Inc.	12,673	506,920
Tesla Motors Inc.[a,b]	6,016	1,150,259

		1,657,179

Security	Shares	Value
BANKS — 1.57%
Bank of Hawaii Corp.	2,670	$160,013
Cathay General Bancorp.	4,982	139,496
CIT Group Inc.	10,849	318,418
Citizens Financial Group Inc.	32,572	692,155
Comerica Inc.	11,062	379,427
Heartland Financial USA Inc.	1,170	35,041
International Bancshares Corp.	3,366	78,058
KeyCorp	51,724	577,240
M&T Bank Corp.	8,870	977,297
Old National Bancorp./IN	7,145	88,026
People’s United Financial Inc.	18,909	271,722
PNC Financial Services Group Inc. (The)[c]	31,711	2,747,758
Popular Inc.	6,319	158,860
Signature Bank/New York NYa	3,173	442,126
Umpqua Holdings Corp.	13,455	194,828

		7,260,465
BEVERAGES — 2.32%
Coca-Cola Enterprises Inc.	13,243	614,740
Dr Pepper Snapple Group Inc.	11,822	1,109,376
PepsiCo Inc.	90,812	9,017,632

		10,741,748

128

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
BIOTECHNOLOGY — 5.57%
Amgen Inc.	46,877	$7,159,524
Biogen Inc.[a]	14,523	3,965,650
BioMarin Pharmaceutical Inc.[a]	9,961	737,313
Celgene Corp.[a]	48,906	4,906,250
Cepheid[a,b]	4,397	129,492
Gilead Sciences Inc.	90,728	7,530,424
Vertex Pharmaceuticals Inc.[a]	15,158	1,375,589

		25,804,242
BUILDING PRODUCTS — 0.27%
AO Smith Corp.	4,654	325,082
Builders FirstSource Inc.[a,b]	4,937	39,644
Masco Corp.	21,186	559,098
Owens Corning	6,863	317,002

		1,240,826
CAPITAL MARKETS — 2.89%
Ameriprise Financial Inc.	11,000	997,150
Bank of New York Mellon Corp. (The)	68,363	2,476,108
BlackRock Inc.[c]	7,574	2,380,205
Charles Schwab Corp. (The)	73,169	1,868,005
Franklin Resources Inc.	24,548	850,834
Invesco Ltd.	26,583	795,629
Legg Mason Inc.	6,039	184,914
Northern Trust Corp.	13,672	848,758
State Street Corp.	25,225	1,405,789
T Rowe Price Group Inc.	15,803	1,121,223
TD Ameritrade Holding Corp.	16,856	464,888

		13,393,503

Security	Shares	Value
CHEMICALS — 1.86%
Air Products & Chemicals Inc.	12,618	$1,598,827
Albemarle Corp.	7,005	368,743
Axalta Coating Systems Ltd.[a,b]	8,668	206,385
Ecolab Inc.	16,418	1,771,010
HB Fuller Co.	3,054	113,670
International Flavors & Fragrances Inc.	5,015	586,555
Minerals Technologies Inc.	2,276	93,293
Mosaic Co. (The)	19,792	476,987
Praxair Inc.	17,762	1,776,200
Sherwin-Williams Co. (The)	4,917	1,257,129
Valspar Corp. (The)	4,725	370,109

		8,618,908
COMMERCIAL SERVICES & SUPPLIES — 0.43%
ACCO Brands Corp.[a]	6,465	39,243
Copart Inc.[a]	7,157	239,831
Deluxe Corp.	3,057	170,886
Essendant Inc.	2,340	69,872
HNI Corp.	2,646	90,017
Interface Inc.	3,929	66,361
Knoll Inc.	3,136	57,546
RR Donnelley & Sons Co.	12,721	177,712
Steelcase Inc. Class A	5,474	69,848
Team Inc.[a]	1,289	30,936
Tetra Tech Inc.	3,688	97,695

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
Tyco International PLC	25,994	$893,934

		2,003,881
COMMUNICATIONS EQUIPMENT — 1.78%
Black Box Corp.	951	7,247
Calix Inc.[a]	2,522	19,369
Cisco Systems Inc.	314,407	7,479,742
Motorola Solutions Inc.	9,903	661,223
Plantronics Inc.	2,243	100,554

		8,268,135
CONSTRUCTION & ENGINEERING — 0.11%
EMCOR Group Inc.	3,836	175,305
Granite Construction Inc.	2,385	92,133
Quanta Services Inc.[a]	12,034	225,036

		492,474
CONSUMER FINANCE — 0.64%
American Express Co.	55,661	2,977,863

		2,977,863
CONTAINERS & PACKAGING — 0.36%
Avery Dennison Corp.	5,691	346,525
Ball Corp.	8,125	542,994
Sealed Air Corp.	12,830	520,000
Sonoco Products Co.	6,172	243,855

		1,653,374

Security	Shares	Value
DISTRIBUTORS — 0.34%
Genuine Parts Co.	9,430	$812,583
LKQ Corp.[a]	18,869	517,011
Pool Corp.	2,694	227,643
Weyco Group Inc.	478	12,810

		1,570,047
DIVERSIFIED CONSUMER SERVICES — 0.02%
DeVry Education Group Inc.	3,728	74,187

		74,187
DIVERSIFIED FINANCIAL SERVICES — 0.46%
CME Group Inc./IL	19,817	1,780,558
FactSet Research Systems Inc.	2,463	371,174

		2,151,732
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.11%
CenturyLink Inc.	34,741	883,116
Cincinnati Bell Inc.[a]	10,990	35,608
Level 3 Communications Inc.[a]	18,680	911,771
Verizon Communications Inc.	251,336	12,559,260

		14,389,755
ELECTRIC UTILITIES — 0.42%
Eversource Energy	19,594	1,054,157
ITC Holdings Corp.	9,724	387,988

130

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
MGE Energy Inc.	2,114	$102,423
Pepco Holdings Inc.	15,777	420,930

		1,965,498
ELECTRICAL EQUIPMENT — 0.17%
Rockwell Automation Inc.	8,301	793,327

		793,327
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.77%
Corning Inc.	75,747	1,409,652
Flextronics International Ltd.[a]	35,468	371,705
Itron Inc.[a]	2,265	74,654
TE Connectivity Ltd.	24,960	1,426,714
Trimble Navigation Ltd.[a]	15,788	304,550

		3,587,275
ENERGY EQUIPMENT & SERVICES — 0.58%
Baker Hughes Inc.	26,900	1,170,419
Core Laboratories NV	2,599	255,742
FMC Technologies Inc.[a]	14,357	361,079
Geospace Technologies Corp.[a,b]	813	8,788
National Oilwell Varco Inc.	23,629	768,888
Noble Corp. PLC[b]	15,513	120,846

		2,685,762
FOOD & STAPLES RETAILING — 0.48%
Sysco Corp.	36,849	1,466,959
United Natural Foods Inc.[a,b]	3,018	105,690
Whole Foods Market Inc.	22,177	650,008

		2,222,657

Security	Shares	Value
FOOD PRODUCTS — 3.22%
Bunge Ltd.	8,866	$549,781
Campbell Soup Co.	11,565	652,382
Darling Ingredients Inc.[a]	9,971	89,639
General Mills Inc.	37,001	2,090,926
Hain Celestial Group Inc. (The)[a]	6,461	235,051
Hormel Foods Corp.	9,012	724,655
JM Smucker Co. (The)	7,045	904,014
Kellogg Co.	16,421	1,205,958
Keurig Green Mountain Inc.	7,164	639,387
Kraft Heinz Co. (The)	37,442	2,922,723
McCormick & Co. Inc./MD	7,181	631,713
Mondelez International Inc. Class A	99,615	4,293,406

		14,939,635
GAS UTILITIES — 0.21%
New Jersey Resources Corp.	5,237	184,447
Northwest Natural Gas Co.	1,671	86,808
Piedmont Natural Gas Co. Inc.	4,950	293,238
Questar Corp.	10,757	219,335
WGL Holdings Inc.	3,045	203,376

		987,204
HEALTH CARE EQUIPMENT & SUPPLIES — 1.23%
Becton Dickinson and Co.	12,971	1,885,594

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
Cooper Companies Inc. (The)	3,005	$394,106
DENTSPLY International Inc.	8,680	511,165
Edwards Lifesciences Corp.[a]	13,260	1,037,065
Hologic Inc.[a]	14,811	502,685
IDEXX Laboratories Inc.[a,b]	5,714	400,780
ResMed Inc.	8,760	496,692
Varian Medical Systems Inc.[a,b]	6,081	469,028

		5,697,115
HEALTH CARE PROVIDERS & SERVICES — 2.50%
AmerisourceBergen Corp.	12,742	1,141,174
Cardinal Health Inc.	20,295	1,651,404
Centene Corp.[a,b]	6,914	429,083
Cigna Corp.	15,897	2,123,839
Envision Healthcare Holdings Inc.[a,b]	11,376	251,410
HCA Holdings Inc.[a]	20,525	1,428,129
Henry Schein Inc.[a]	5,187	785,519
Humana Inc.	9,148	1,489,203
Laboratory Corp. of America Holdings[a]	6,291	706,794
MEDNAX Inc.[a]	5,795	402,521
Molina Healthcare Inc.[a,b]	2,556	140,350
Patterson Companies Inc.	5,370	228,010
Quest Diagnostics Inc.	8,903	584,660
Select Medical Holdings Corp.	5,469	52,120
Team Health Holdings Inc.[a]	4,398	179,746

		11,593,962
HEALTH CARE TECHNOLOGY — 0.24%
Cerner Corp.[a,b]	19,203	1,113,966

		1,113,966

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.55%
Aramark	14,096	$450,367
Choice Hotels International Inc.	2,269	99,201
Darden Restaurants Inc.	7,074	446,087
Hilton Worldwide Holdings Inc.	30,425	541,869
Jack in the Box Inc.	2,299	178,494
Marriott International Inc./MD Class A	13,123	804,178
McDonald’s Corp.	58,236	7,208,452
Royal Caribbean Cruises Ltd.	10,849	889,184
Starbucks Corp.	91,764	5,576,498
Vail Resorts Inc.	2,223	277,875

		16,472,205
HOUSEHOLD DURABLES — 0.49%
CSS Industries Inc.	574	16,078
Ethan Allen Interiors Inc.	1,479	39,489
Jarden Corp.[a]	12,399	657,767
La-Z-Boy Inc.	3,123	66,957
Meritage Homes Corp.[a]	2,254	74,405
Mohawk Industries Inc.[a]	3,898	648,666
Newell Rubbermaid Inc.	16,616	644,368
Tupperware Brands Corp.	3,044	141,333

		2,289,063
HOUSEHOLD PRODUCTS — 4.57%
Clorox Co. (The)	7,976	1,029,303
Colgate-Palmolive Co.	52,822	3,567,069

132

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
Kimberly-Clark Corp.	22,524	$2,892,532
Procter & Gamble Co. (The)	167,723	13,701,292

		21,190,196
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	41,970	398,715
Ormat Technologies Inc.	2,234	79,084

		477,799
INDUSTRIAL CONGLOMERATES — 1.26%
3M Co.	38,643	5,835,093

		5,835,093
INSURANCE — 2.75%
Aflac Inc.	26,587	1,540,983
Chubb Ltd.	28,491	3,221,477
Hartford Financial Services Group Inc. (The)	25,619	1,029,371
Marsh & McLennan Companies Inc.	32,850	1,751,891
PartnerRe Ltd.	2,984	418,954
Principal Financial Group Inc.	18,176	690,688
Progressive Corp. (The)	36,133	1,129,156
Travelers Companies Inc. (The)	19,203	2,055,489
Willis Towers Watson PLC	7,982	913,646

		12,751,655
INTERNET & CATALOG RETAIL — 0.55%
Blue Nile Inc.[a]	784	27,275
HSN Inc.	2,083	98,026

Security	Shares	Value
Netflix Inc.[a,b]	24,978	$2,293,980
NutriSystem Inc.	1,833	36,312
Shutterfly Inc.[a,b]	2,299	95,753

		2,551,346
INTERNET SOFTWARE & SERVICES — 6.39%
Alphabet Inc. Class Aa	17,920	13,643,392
Alphabet Inc. Class Ca	19,137	14,217,834
Rackspace Hosting Inc.[a,b]	6,951	140,480
Yahoo! Inc.[a]	55,284	1,631,431

		29,633,137
IT SERVICES — 3.92%
Accenture PLC Class A	38,586	4,072,366
Automatic Data Processing Inc.	28,753	2,389,087
Cognizant Technology Solutions Corp. Class Aa	37,745	2,389,636
Convergys Corp.	6,044	147,715
FleetCor Technologies Inc.[a]	4,826	592,826
International Business Machines Corp.	57,526	7,178,670
Teradata Corp.[a]	8,653	210,614
Western Union Co. (The)	31,571	563,227
Xerox Corp.	62,623	610,574

		18,154,715
LEISURE PRODUCTS — 0.25%
Callaway Golf Co.	4,594	40,014
Hasbro Inc.	6,957	516,766

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
Mattel Inc.	21,009	$579,638

		1,136,418
LIFE SCIENCES TOOLS & SERVICES — 1.30%
Affymetrix Inc.[a]	4,741	66,516
Agilent Technologies Inc.	20,508	772,126
Bio-Techne Corp.	2,276	188,203
Fluidigm Corp.[a,b]	1,773	11,897
Mettler-Toledo International Inc.[a]	1,725	539,666
PAREXEL International Corp.[a,b]	3,372	215,673
Quintiles Transnational Holdings Inc.[a]	5,633	342,656
Thermo Fisher Scientific Inc.	24,652	3,255,543
Waters Corp.[a]	5,110	619,383

		6,011,663
MACHINERY — 2.60%
AGCO Corp.	4,258	207,663
Caterpillar Inc.	35,380	2,202,051
CLARCOR Inc.	3,046	142,736
Cummins Inc.	10,495	943,395
Deere & Co.	19,262	1,483,367
Dover Corp.	9,635	563,166
Flowserve Corp.	8,179	316,037
Graco Inc.	3,590	260,921
Illinois Tool Works Inc.	20,405	1,837,878
Ingersoll-Rand PLC	16,367	842,409
Lincoln Electric Holdings Inc.	4,107	218,657
Meritor Inc.[a,b]	5,668	38,712
Middleby Corp. (The)[a,b]	3,600	325,296
Parker-Hannifin Corp.	8,537	829,455
Snap-on Inc.	3,623	585,332
Tennant Co.	994	53,785

Security	Shares	Value
Timken Co. (The)	4,492	$119,263
WABCO Holdings Inc.[a]	3,378	302,838
Wabtec Corp./DE	6,016	384,723
Xylem Inc./NY	11,312	406,666

		12,064,350
MEDIA — 4.38%
Charter Communications Inc. Class Aa,b	5,191	889,530
Discovery Communications Inc. Class Aa,b	9,124	251,731
Discovery Communications Inc. Class C NVS[a]	17,043	463,740
DreamWorks Animation SKG Inc. Class Aa,b	4,509	115,611
John Wiley & Sons Inc. Class A	2,858	119,464
Liberty Global PLC Series Aa	15,561	535,454
Liberty Global PLC Series C NVS[a]	37,737	1,257,019
New York Times Co. (The) Class A	7,955	105,165
Scholastic Corp.	1,425	48,920
Scripps Networks Interactive Inc. Class A	4,614	281,316
Time Warner Cable Inc.	17,493	3,183,901
Time Warner Inc.	50,381	3,548,838
Walt Disney Co. (The)	99,127	9,498,349

		20,299,038
METALS & MINING — 0.20%
Compass Minerals International Inc.	2,045	153,068
Nucor Corp.	19,722	770,539
Schnitzer Steel Industries Inc. Class A	1,716	23,080

		946,687

134

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
MULTI-UTILITIES — 0.88%
Avista Corp.	3,812	$141,158
CenterPoint Energy Inc.	25,457	454,917
CMS Energy Corp.	17,148	666,714
Consolidated Edison Inc.	18,046	1,252,212
MDU Resources Group Inc.	11,327	191,200
Sempra Energy	14,552	1,378,802

		4,085,003
MULTILINE RETAIL — 0.22%
Kohl’s Corp.	12,190	606,453
Nordstrom Inc.	8,773	430,754

		1,037,207
OIL, GAS & CONSUMABLE FUELS — 3.53%
Clean Energy Fuels Corp.[a,b]	4,476	11,996
Columbia Pipeline Group Inc.	24,090	446,870
ConocoPhillips	76,190	2,977,505
Denbury Resources Inc.	21,964	34,264
Devon Energy Corp.	24,031	670,465
Energen Corp.	5,002	176,421
EOG Resources Inc.	33,936	2,410,135
EQT Corp.	9,437	582,640
Hess Corp.	15,913	676,302
Marathon Oil Corp.	41,566	404,437
Marathon Petroleum Corp.	33,128	1,384,419
Noble Energy Inc.	26,429	855,507
ONEOK Inc.	13,036	324,727

Security	Shares	Value
Phillips 66	33,240	$2,664,186
Pioneer Natural Resources Co.	9,952	1,233,550
QEP Resources Inc.	10,665	136,725
Southwestern Energy Co.[a,b]	23,238	206,586
Spectra Energy Corp.	41,402	1,136,485
Ultra Petroleum Corp.[a,b]	9,470	21,402

		16,354,622
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	3,892	125,517

		125,517
PERSONAL PRODUCTS — 0.34%
Avon Products Inc.	26,897	91,181
Edgewell Personal Care Co.	3,849	284,864
Estee Lauder Companies Inc. (The) Class A	13,959	1,190,005

		1,566,050
PHARMACEUTICALS — 3.56%
Bristol-Myers Squibb Co.	103,107	6,409,131
Merck & Co. Inc.	174,120	8,822,660
Zoetis Inc.	29,213	1,257,620

		16,489,411
PROFESSIONAL SERVICES — 0.43%
CEB Inc.	2,013	118,727
Dun & Bradstreet Corp. (The)	2,212	217,705
Exponent Inc.	1,663	85,329

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
Heidrick & Struggles International Inc.	1,051	$27,704
ICF International Inc.[a]	1,001	34,244
IHS Inc. Class Aa	4,191	438,462
Kelly Services Inc. Class A	1,931	32,016
ManpowerGroup Inc.	4,785	365,335
Navigant Consulting Inc.[a]	2,774	43,802
On Assignment Inc.[a]	2,876	111,157
Resources Connection Inc.	2,421	36,581
Robert Half International Inc.	8,261	361,584
RPX Corp.[a]	3,345	38,735
TrueBlue Inc.[a]	2,695	61,554

		1,972,935
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.48%
American Tower Corp.	26,134	2,465,482
AvalonBay Communities Inc.	8,235	1,412,220
Boston Properties Inc.	9,528	1,107,249
Corporate Office Properties Trust	6,119	136,454
Digital Realty Trust Inc.[b]	8,425	674,674
Duke Realty Corp.	21,515	433,097
Equinix Inc.	4,143	1,286,692
Equity Residential	22,470	1,732,212
Federal Realty Investment Trust	4,259	642,385
Forest City Realty Trust Inc.[a]	14,729	290,161
HCP Inc.	28,585	1,027,345
Host Hotels & Resorts Inc.	46,813	648,360
Iron Mountain Inc.[b]	12,300	338,742
Liberty Property Trust	9,187	269,363
Macerich Co. (The)	8,326	649,178

Security	Shares	Value
Plum Creek Timber Co. Inc.	10,711	$433,903
Potlatch Corp.	2,397	69,129
Prologis Inc.[b]	32,390	1,278,433
Simon Property Group Inc.	19,115	3,560,742
UDR Inc.	16,342	581,612
Vornado Realty Trust[b]	10,464	925,645
Weyerhaeuser Co.	31,988	819,213

		20,782,291
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.26%
CBRE Group Inc. Class Aa	18,473	516,690
Jones Lang LaSalle Inc.	2,809	395,282
Realogy Holdings Corp.[a]	9,152	300,186

		1,212,158
ROAD & RAIL — 0.86%
ArcBest Corp.	1,637	33,608
Avis Budget Group Inc.[a,b]	6,470	169,967
CSX Corp.	60,924	1,402,470
Genesee & Wyoming Inc. Class Aa	3,400	168,572
Hertz Global Holdings Inc.[a]	24,322	220,844
Kansas City Southern	6,855	485,882
Norfolk Southern Corp.	18,608	1,311,864
Ryder System Inc.	3,242	172,377

		3,965,584
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.90%
Advanced Micro Devices Inc.[a,b]	40,693	89,525
Analog Devices Inc.	19,312	1,040,144
Applied Materials Inc.	74,206	1,309,736

136

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
Intel Corp.	293,945	$9,118,174
Lam Research Corp.	9,798	703,398
Microchip Technology Inc.[b]	13,068	585,577
NVIDIA Corp.	33,492	980,981
Skyworks Solutions Inc.	11,792	812,705
SunPower Corp.[a,b]	3,405	86,623
Texas Instruments Inc.	63,458	3,358,832

		18,085,695
SOFTWARE — 9.59%
Adobe Systems Inc.[a]	30,727	2,738,698
ANSYS Inc.[a]	5,580	492,100
Autodesk Inc.[a]	13,910	651,266
CA Inc.	20,455	587,672
Citrix Systems Inc.[a]	9,916	698,681
Intuit Inc.	16,337	1,560,347
Microsoft Corp.	469,692	25,875,332
NetSuite Inc.[a,b]	2,457	170,442
Oracle Corp.	214,445	7,786,498
salesforce.com inc.[a]	38,476	2,618,677
Symantec Corp.	42,251	838,260
Workday Inc. Class Aa,b	6,837	430,799

		44,448,772
SPECIALTY RETAIL — 2.14%
Bed Bath & Beyond Inc.[a,b]	10,465	451,774
Best Buy Co. Inc.	19,551	546,059
Buckle Inc. (The)[b]	1,715	48,740
Caleres Inc.	2,544	68,383
CarMax Inc.[a,b]	12,932	571,336
Foot Locker Inc.	8,567	578,787

Security	Shares	Value
GameStop Corp. Class Ab	6,556	$171,833
Gap Inc. (The)	15,319	378,686
Lowe’s Companies Inc.	57,202	4,099,095
Office Depot Inc.[a]	29,903	154,000
Pier 1 Imports Inc.	5,462	21,957
Signet Jewelers Ltd.	4,659	540,444
Staples Inc.	39,814	355,141
Tiffany & Co.	7,995	510,401
Tractor Supply Co.	8,448	746,043
Ulta Salon Cosmetics & Fragrance Inc.[a]	3,778	684,460

		9,927,139
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.91%
EMC Corp./MA	118,904	2,945,252
HP Inc.	111,926	1,086,801
Lexmark International Inc. Class A	3,721	104,969
Super Micro Computer Inc.[a,b]	2,311	68,822

		4,205,844
TEXTILES, APPAREL & LUXURY GOODS — 2.03%
Columbia Sportswear Co.	1,718	94,799
Deckers Outdoor Corp.[a,b]	2,038	100,800
Hanesbrands Inc.	24,812	758,503
Michael Kors Holdings Ltd.[a,b]	11,990	478,401
NIKE Inc. Class B	83,903	5,202,825
PVH Corp.	5,148	377,760
Under Armour Inc. Class Aa,b	11,200	956,816
VF Corp.	21,002	1,314,725

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
Wolverine World Wide Inc.	6,218	$105,146

		9,389,775
THRIFTS & MORTGAGE FINANCE — 0.11%
New York Community Bancorp. Inc.	29,885	462,620
PHH Corp.[a]	3,539	43,459

		506,079
TRADING COMPANIES & DISTRIBUTORS — 0.43%
Air Lease Corp.	5,957	153,452
Applied Industrial Technologies Inc.	2,331	89,604
Fastenal Co.[b]	17,179	696,780
H&E Equipment Services Inc.	2,070	24,116
United Rentals Inc.[a]	5,897	282,525
WW Grainger Inc.	3,686	724,999

		1,971,476
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	3,994	45,092

		45,092

Security	Shares	Value
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	11,141	$723,162

		723,162
WIRELESS TELECOMMUNICATION SERVICES — 0.03%
Sprint Corp.[a,b]	49,038	148,095

		148,095

TOTAL COMMON STOCKS (Cost: $422,331,067)		462,721,197

SHORT-TERM INVESTMENTS — 2.21%

MONEY MARKET FUNDS — 2.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	9,319,272	9,319,272
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	490,480	490,480

138

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	428,707	$428,707

		10,238,459

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,238,459)		10,238,459

TOTAL INVESTMENTS IN SECURITIES — 102.04%
(Cost: $432,569,526)		472,959,656
Other Assets, Less Liabilities — (2.04)%		(9,457,956)

NET ASSETS — 100.00%		$463,501,700

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

139

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.25%
Rockwell Collins Inc.	52,113	$4,214,899

		4,214,899
AIR FREIGHT & LOGISTICS — 1.01%
Expeditors International of Washington Inc.	61,977	2,796,402
United Parcel Service Inc. Class B	6,463	602,352

		3,398,754
AUTO COMPONENTS — 0.18%
Johnson Controls Inc.	17,239	618,363

		618,363
AUTOMOBILES — 0.50%
Tesla Motors Inc.[a,b]	8,784	1,679,501

		1,679,501
BEVERAGES — 3.22%
Coca-Cola Enterprises Inc.	114,227	5,302,417
PepsiCo Inc.	56,140	5,574,702

		10,877,119

Security	Shares	Value
BIOTECHNOLOGY — 2.69%
AbbVie Inc.	10,249	$562,670
Amgen Inc.	3,626	553,799
Biogen Inc.[a]	6,195	1,691,607
Celgene Corp.[a]	19,093	1,915,410
Gilead Sciences Inc.	38,942	3,232,186
Vertex Pharmaceuticals Inc.[a]	12,378	1,123,303

		9,078,975
BUILDING PRODUCTS — 0.21%
Masco Corp.	27,289	720,157

		720,157
CAPITAL MARKETS — 5.14%
BlackRock Inc.[c]	13,736	4,316,675
Franklin Resources Inc.	22,857	792,224
Northern Trust Corp.	149,809	9,300,143
State Street Corp.	46,869	2,612,009
T Rowe Price Group Inc.	5,014	355,743

		17,376,794
CHEMICALS — 3.78%
Ecolab Inc.	97,636	10,531,995
International Flavors & Fragrances Inc.	19,224	2,248,439

		12,780,434

140

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2016

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.87%
Cisco Systems Inc.	212,576	$5,057,183
Motorola Solutions Inc.	19,109	1,275,908

		6,333,091
CONSTRUCTION & ENGINEERING — 0.10%
Chicago Bridge & Iron Co. NV	8,653	335,910

		335,910
CONSUMER FINANCE — 1.88%
American Express Co.	119,099	6,371,797

		6,371,797
CONTAINERS & PACKAGING — 1.10%
Ball Corp.	55,418	3,703,585

		3,703,585
DISTRIBUTORS — 0.27%
LKQ Corp.[a]	33,159	908,557

		908,557
ELECTRIC UTILITIES — 4.69%
NextEra Energy Inc.	141,807	15,841,260

		15,841,260

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Corning Inc.	37,684	$701,299
Flextronics International Ltd.[a]	110,203	1,154,928

		1,856,227
ENERGY EQUIPMENT & SERVICES — 0.74%
Baker Hughes Inc.	29,675	1,291,159
FMC Technologies Inc.[a]	35,138	883,721
National Oilwell Varco Inc.	9,586	311,928

		2,486,808
FOOD & STAPLES RETAILING — 0.16%
Whole Foods Market Inc.	18,826	551,790

		551,790
FOOD PRODUCTS — 3.70%
Bunge Ltd.	28,610	1,774,106
Campbell Soup Co.	56,298	3,175,770
General Mills Inc.	63,208	3,571,884
Kellogg Co.	25,254	1,854,654
Keurig Green Mountain Inc.	9,629	859,388
Mondelez International Inc. Class A	29,358	1,265,330

		12,501,132
HEALTH CARE PROVIDERS & SERVICES — 6.57%
AmerisourceBergen Corp.	29,204	2,615,510

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2016

Security	Shares	Value
Cardinal Health Inc.	75,349	$6,131,148
Henry Schein Inc.[a,b]	46,324	7,015,307
Patterson Companies Inc.	152,106	6,458,421

		22,220,386
HOTELS, RESTAURANTS & LEISURE — 1.00%
Hilton Worldwide Holdings Inc.	15,627	278,317
Marriott International Inc./MD Class A	50,619	3,101,932

		3,380,249
HOUSEHOLD PRODUCTS — 2.58%
Clorox Co. (The)	23,933	3,088,554
Procter & Gamble Co. (The)	68,956	5,633,015

		8,721,569
INDUSTRIAL CONGLOMERATES — 4.87%
3M Co.	108,962	16,453,262

		16,453,262
INSURANCE — 4.84%
Chubb Ltd.	66,169	7,481,729
Marsh & McLennan Companies Inc.	166,219	8,864,459

		16,346,188
INTERNET & CATALOG RETAIL — 0.66%
Amazon.com Inc.[a]	2,704	1,587,248
Netflix Inc.[a,b]	7,012	643,982

		2,231,230

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 2.35%
Alphabet Inc. Class Aa	10,427	$7,938,596

		7,938,596
IT SERVICES — 4.51%
Accenture PLC Class A	95,449	10,073,687
International Business Machines Corp.	31,492	3,929,887
Teradata Corp.[a]	51,523	1,254,070

		15,257,644
LEISURE PRODUCTS — 0.20%
Mattel Inc.	24,549	677,307

		677,307
LIFE SCIENCES TOOLS & SERVICES — 3.49%
Agilent Technologies Inc.	129,101	4,860,653
Mettler-Toledo International Inc.[a]	5,216	1,631,826
Waters Corp.[a]	43,874	5,317,967

		11,810,446
MACHINERY — 3.32%
Caterpillar Inc.	47,103	2,931,691
Cummins Inc.	58,226	5,233,935
Deere & Co.	27,094	2,086,509

142

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2016

Security	Shares	Value
Parker-Hannifin Corp.	3,567	$346,570
Xylem Inc./NY	17,778	639,119

		11,237,824
MEDIA — 3.97%
Scripps Networks Interactive Inc. Class A	13,089	798,037
Time Warner Cable Inc.	38,927	7,085,103
Time Warner Inc.	13,412	944,741
Walt Disney Co. (The)	47,872	4,587,095

		13,414,976
MULTI-UTILITIES — 0.73%
Sempra Energy	25,987	2,462,268

		2,462,268
OIL, GAS & CONSUMABLE FUELS — 3.15%
ConocoPhillips	44,187	1,726,828
Hess Corp.	47,842	2,033,285
Marathon Oil Corp.	93,314	907,945
Noble Energy Inc.	14,474	468,523
Phillips 66	5,621	450,523
Spectra Energy Corp.	184,110	5,053,820

		10,640,924
PHARMACEUTICALS — 2.20%
Merck & Co. Inc.	110,276	5,587,685
Zoetis Inc.	42,709	1,838,622

		7,426,307

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.44%
Liberty Property Trust	116,161	$3,405,841
Prologis Inc.	122,924	4,851,810

		8,257,651
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.89%
CBRE Group Inc. Class Aa	107,614	3,009,964

		3,009,964
ROAD & RAIL —0.92%
Hertz Global Holdings Inc.[a]	23,902	217,030
Norfolk Southern Corp.	41,184	2,903,472

		3,120,502
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.16%
Applied Materials Inc.	62,343	1,100,354
Intel Corp.	135,587	4,205,909
Texas Instruments Inc.	37,937	2,008,005

		7,314,268
SOFTWARE — 6.97%
Autodesk Inc.[a]	26,042	1,219,286
CA Inc.	52,365	1,504,447
Microsoft Corp.	261,170	14,387,855
Oracle Corp.	116,128	4,216,608

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2016

Security	Shares	Value
salesforce.com inc.[a]	14,858	$1,011,236
Symantec Corp.	62,341	1,236,845

		23,576,277
SPECIALTY RETAIL — 1.70%
Best Buy Co. Inc.	11,677	326,139
Gap Inc. (The)	17,831	440,782
Signet Jewelers Ltd.	10,731	1,244,796
Tiffany & Co.	58,704	3,747,663

		5,759,380
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.39%
Apple Inc.	117,633	11,450,396
EMC Corp./MA	82,229	2,036,813
HP Inc.	137,696	1,337,028

		14,824,237
TEXTILES, APPAREL & LUXURY GOODS — 2.75%
Hanesbrands Inc.	40,593	1,240,928
NIKE Inc. Class B	115,841	7,183,300

Security	Shares	Value
PVH Corp.	11,925	$875,057

		9,299,285
TRADING COMPANIES & DISTRIBUTORS — 0.15%
WW Grainger Inc.	2,550	501,559

		501,559

TOTAL COMMON STOCKS (Cost: $310,590,511)		337,517,452

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	3,604,667	3,604,667
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	189,716	189,716

144

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	367,415	$367,415

		4,161,798

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,161,798)		4,161,798

TOTAL INVESTMENTS IN SECURITIES — 101.08% (Cost: $314,752,309)		341,679,250

Other Assets, Less Liabilities — (1.08)%		(3,655,493)

NET ASSETS — 100.00%		$338,023,757

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

145

Schedule of Investments  (Unaudited)

iSHARES® REAL ESTATE 50 ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.85%

DIVERSIFIED REITS — 3.73%
Duke Realty Corp.	41,137	$828,088
Liberty Property Trust	17,618	516,559
VEREIT Inc.	107,911	831,994
WP Carey Inc.	10,480	610,460

		2,787,101
HEALTH CARE REITS — 9.90%
HCP Inc.	55,442	1,992,585
Omega Healthcare Investors Inc.	19,846	629,317
Ventas Inc.	39,439	2,181,766
Welltower Inc.	41,801	2,600,858

		7,404,526
HOTEL & RESORT REITS — 2.24%
Hospitality Properties Trust	18,025	425,210
Host Hotels & Resorts Inc.	90,143	1,248,480

		1,673,690
INDUSTRIAL REITS — 3.30%
Prologis Inc.	62,476	2,465,928

		2,465,928

Security	Shares	Value
MORTGAGE REITS — 3.10%
American Capital Agency Corp.	41,584	$709,839
Annaly Capital Management Inc.	112,931	1,072,844
Starwood Property Trust Inc.	28,176	536,471

		2,319,154
OFFICE REITS — 8.50%
Alexandria Real Estate Equities Inc.	8,621	682,611
Boston Properties Inc.[a]	18,289	2,125,365
Kilroy Realty Corp.[a]	10,993	614,179
SL Green Realty Corp.[a]	11,872	1,146,954
Vornado Realty Trust	20,201	1,786,980

		6,356,089
RESIDENTIAL REITS — 16.60%
American Campus Communities Inc.	13,389	565,016
Apartment Investment & Management Co. Class A	18,631	729,404
AvalonBay Communities Inc.	16,318	2,798,374
Camden Property Trust	10,300	785,890
Equity Lifestyle Properties Inc.	9,102	600,004
Equity Residential	42,960	3,311,786
Essex Property Trust Inc.[a]	7,821	1,666,733
Mid-America Apartment Communities Inc.	8,972	841,753
UDR Inc.	31,236	1,111,689

		12,410,649

146

Schedule of Investments   (Unaudited) (Continued)

iSHARES® REAL ESTATE 50 ETF

January 31, 2016

Security	Shares	Value
RETAIL REITS — 24.00%
Brixmor Property Group Inc.	20,859	$555,267
DDR Corp.	36,403	622,855
Federal Realty Investment Trust	8,277	1,248,420
General Growth Properties Inc.	60,050	1,683,802
Kimco Realty Corp.	49,006	1,332,473
Macerich Co. (The)	18,830	1,468,175
National Retail Properties Inc.	16,233	697,045
Realty Income Corp.[a]	29,757	1,660,143
Regency Centers Corp.	11,117	804,760
Simon Property Group Inc.	37,051	6,901,860
Taubman Centers Inc.	7,181	510,138
Weingarten Realty Investors	13,295	463,863

		17,948,801
SPECIALIZED REITS — 28.48%
American Tower Corp.	50,377	4,752,566
Crown Castle International Corp.	39,828	3,433,174
CubeSmart	20,567	643,541
Digital Realty Trust Inc.[a]	16,136	1,292,171

Security	Shares	Value
Equinix Inc.	8,154	$2,532,388
Extra Space Storage Inc.	13,835	1,254,696
Iron Mountain Inc.	21,975	605,192
Plum Creek Timber Co. Inc.	20,831	843,864
Public Storage	17,289	4,383,799
Weyerhaeuser Co.	60,871	1,558,906

		21,300,297

TOTAL COMMON STOCKS (Cost: $64,799,573)		74,666,235

SHORT-TERM INVESTMENTS — 7.00%

MONEY MARKET FUNDS — 7.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	4,928,361	4,928,361
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	259,383	259,383

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® REAL ESTATE 50 ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	43,705	$43,705

		5,231,449

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,231,449)		5,231,449

TOTAL INVESTMENTS IN SECURITIES — 106.85% (Cost: $70,031,022)		79,897,684

Other Assets, Less Liabilities — (6.85)%		(5,122,388)

NET ASSETS — 100.00%		$74,775,296

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

148

Schedule of Investments   (Unaudited)

iSHARES® SELECT DIVIDEND ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 3.87%
Lockheed Martin Corp.	2,347,165	$495,251,815

		495,251,815
BANKS — 4.27%
Bank of Hawaii Corp.[a]	2,277,532	136,492,493
BB&T Corp.	1,950,331	63,697,811
First Niagara Financial Group Inc.	2,758,459	27,005,314
FirstMerit Corp.	2,610,932	50,599,862
FNB Corp./PA	2,854,908	34,401,641
People’s United Financial Inc.	3,422,754	49,184,975
Trustmark Corp.	2,973,106	64,338,014
United Bankshares Inc./WV	2,678,095	89,930,430
Valley National Bancorp.	3,574,593	31,456,418

		547,106,958
BEVERAGES — 0.85%
Coca-Cola Co. (The)	2,539,343	108,988,601

		108,988,601
BIOTECHNOLOGY — 0.16%
PDL BioPharma Inc.	6,518,933	20,469,450

		20,469,450

Security	Shares	Value
CAPITAL MARKETS — 0.45%
Federated Investors Inc. Class B	2,266,436	$57,318,166

		57,318,166
CHEMICALS — 0.28%
Olin Corp.	2,087,567	35,363,385

		35,363,385
COMMERCIAL SERVICES & SUPPLIES — 2.51%
Pitney Bowes Inc.	2,596,770	50,844,756
Republic Services Inc.	2,153,540	94,109,698
RR Donnelley & Sons Co.	4,140,768	57,846,529
Waste Management Inc.	2,254,703	119,386,524

		322,187,507
CONTAINERS & PACKAGING — 2.41%
Avery Dennison Corp.	2,089,386	127,222,714
Greif Inc. Class Aa	3,525,581	93,181,106
Sonoco Products Co.	2,233,426	88,242,661

		308,646,481
DISTRIBUTORS — 1.38%
Genuine Parts Co.	2,055,410	177,114,680

		177,114,680

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2016

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 2.25%
CME Group Inc./IL	3,204,778	$287,949,303

		287,949,303
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.19%
AT&T Inc.	4,446,122	160,327,159
CenturyLink Inc.	4,721,737	120,026,555

		280,353,714
ELECTRIC UTILITIES — 15.88%
American Electric Power Co. Inc.	2,986,068	182,060,566
Cleco Corp.	2,273,541	120,815,969
Edison International	2,077,926	128,415,827
Entergy Corp.	3,429,208	242,033,501
Eversource Energy	2,638,871	141,971,260
Exelon Corp.	3,005,182	88,863,232
FirstEnergy Corp.	3,250,940	107,476,076
Great Plains Energy Inc.	2,926,756	81,597,957
IDACORP Inc.	2,420,852	168,467,091
NextEra Energy Inc.	2,425,127	270,910,937
OGE Energy Corp.	2,473,293	64,874,475
Pinnacle West Capital Corp.	2,970,991	197,006,413
PPL Corp.	3,660,627	128,341,582
Xcel Energy Inc.	2,917,094	111,491,333

		2,034,326,219

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.94%
Eaton Corp. PLC	2,549,418	$128,771,103
Emerson Electric Co.	2,612,663	120,130,245

		248,901,348
ENERGY EQUIPMENT & SERVICES — 2.71%
Ensco PLC Class A	2,061,645	20,162,888
Helmerich & Payne Inc.	3,289,099	167,086,229
National Oilwell Varco Inc.	2,950,644	96,013,956
Noble Corp. PLC	8,212,131	63,972,500

		347,235,573
FOOD & STAPLES RETAILING — 0.75%
Sysco Corp.	2,410,701	95,970,007

		95,970,007
FOOD PRODUCTS — 2.03%
Campbell Soup Co.	2,153,821	121,497,043
General Mills Inc.	2,447,114	138,286,412

		259,783,455
GAS UTILITIES — 2.78%
AGL Resources Inc.	3,364,923	213,874,506
New Jersey Resources Corp.	2,384,954	83,998,080
Questar Corp.	2,841,505	57,938,287

		355,810,873

150

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2016

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 4.02%
Darden Restaurants Inc.	2,749,818	$173,403,523
McDonald’s Corp.	2,762,246	341,910,810

		515,314,333
HOUSEHOLD DURABLES — 2.67%
Garmin Ltd.	2,990,972	105,222,395
Leggett & Platt Inc.	2,172,492	90,180,143
Tupperware Brands Corp.[a]	3,162,531	146,836,314

		342,238,852
HOUSEHOLD PRODUCTS — 4.76%
Clorox Co. (The)	2,125,630	274,312,551
Kimberly-Clark Corp.	2,607,400	334,842,308

		609,154,859
INDUSTRIAL CONGLOMERATES — 0.64%
General Electric Co.	2,817,390	81,986,049

		81,986,049
INSURANCE — 3.78%
Arthur J Gallagher & Co.	2,472,830	93,077,321
Cincinnati Financial Corp.	2,721,342	156,830,940
Mercury General Corp.[a]	3,548,723	164,767,209
Old Republic International Corp.	3,880,553	70,160,398

		484,835,868

Security	Shares	Value
LEISURE PRODUCTS — 1.03%
Mattel Inc.	4,762,757	$131,404,466

		131,404,466
MEDIA — 1.30%
Cinemark Holdings Inc.	1,869,817	55,140,903
Meredith Corp.[a]	2,646,115	111,957,126

		167,098,029
METALS & MINING — 0.27%
Commercial Metals Co.	2,524,340	35,138,813

		35,138,813
MULTI-UTILITIES — 16.94%
Alliant Energy Corp.	2,814,100	183,873,294
Avista Corp.[a]	3,152,590	116,740,408
Black Hills Corp.[a]	2,594,931	127,878,199
CenterPoint Energy Inc.	3,732,494	66,699,668
CMS Energy Corp.	2,725,693	105,974,944
Dominion Resources Inc./VA	2,906,315	209,748,753
DTE Energy Co.	2,724,574	231,616,036
NiSource Inc.	1,956,996	41,116,486
NorthWestern Corp.[a]	2,974,323	166,086,196
PG&E Corp.	2,732,624	150,048,384
Public Service Enterprise Group Inc.	2,992,147	123,575,671
SCANA Corp.	3,219,924	202,694,216

151

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2016

Security	Shares	Value
Sempra Energy	2,034,920	$192,808,670
TECO Energy Inc.	3,726,683	101,067,643
WEC Energy Group Inc.	2,726,348	150,576,200

		2,170,504,768
OIL, GAS & CONSUMABLE FUELS — 6.36%
Chevron Corp.	3,188,964	275,749,717
ConocoPhillips	3,674,750	143,609,230
HollyFrontier Corp.	2,540,302	88,834,361
Occidental Petroleum Corp.	2,991,921	205,933,922
ONEOK Inc.	4,048,617	100,851,050

		814,978,280
PAPER & FOREST PRODUCTS — 0.71%
Domtar Corp.	2,828,284	91,212,159

		91,212,159
PHARMACEUTICALS — 3.83%
Bristol-Myers Squibb Co.	1,740,436	108,185,501
Eli Lilly & Co.	2,253,718	178,269,094
Merck & Co. Inc.	2,476,997	125,509,438
Pfizer Inc.	2,569,071	78,330,975

		490,295,008

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.55%
Intel Corp.	2,290,586	$71,053,978

		71,053,978
SPECIALTY RETAIL — 0.75%
Guess? Inc.	4,034,055	74,791,380
Staples Inc.	2,331,160	20,793,947

		95,585,327
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.70%
Seagate Technology PLC	3,065,224	89,044,757

		89,044,757
THRIFTS & MORTGAGE FINANCE — 0.57%
New York Community Bancorp. Inc.	4,677,934	72,414,418

		72,414,418
TOBACCO — 4.25%
Altria Group Inc.	3,072,812	187,779,541
Philip Morris International Inc.	3,965,447	356,929,885

		544,709,426

TOTAL COMMON STOCKS (Cost: $11,336,678,499)		12,789,746,925

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.06%
MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%a,b	7,712,337	$7,712,337

		7,712,337

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,712,337)		7,712,337

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $11,344,390,836)		12,797,459,262
Other Assets, Less Liabilities — 0.10%		12,508,154

NET ASSETS — 100.00%		$12,809,967,416

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of January 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	205	Mar. 2016	Chicago Mercantile	$19,783,525	$(153,798)

See accompanying notes to schedules of investments.

153

Schedule of Investments  (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.99%

AIR FREIGHT & LOGISTICS — 29.58%
CH Robinson Worldwide Inc.	409,635	$26,532,059
Expeditors International of Washington Inc.	531,349	23,974,467
FedEx Corp.	506,577	67,313,952
United Parcel Service Inc. Class B	523,667	48,805,764

		166,626,242
AIRLINES — 22.83%
Alaska Air Group Inc.	376,626	26,514,471
American Airlines Group Inc.	519,889	20,270,472
Delta Air Lines Inc.	534,138	23,656,972
JetBlue Airways Corp.[a,b]	570,167	12,150,259
Southwest Airlines Co.	536,773	20,193,400
United Continental Holdings Inc.[b]	535,611	25,859,299

		128,644,873
MARINE — 8.20%
Kirby Corp.[a,b]	502,207	25,436,784
Matson Inc.	514,214	20,779,388

		46,216,172

Security	Shares	Value
ROAD & RAIL — 39.38%
Avis Budget Group Inc.[a,b]	494,828	$12,999,132
CSX Corp.	502,158	11,559,677
JB Hunt Transport Services Inc.	519,766	37,786,988
Kansas City Southern	497,123	35,236,078
Landstar System Inc.	460,333	26,427,717
Norfolk Southern Corp.	500,290	35,270,445
Ryder System Inc.	498,693	26,515,507
Union Pacific Corp.	500,585	36,042,120

		221,837,664

TOTAL COMMON STOCKS (Cost: $780,023,431)		563,324,951

SHORT-TERM INVESTMENTS — 4.53%

MONEY MARKET FUNDS — 4.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	23,838,055	23,838,055
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	1,254,615	1,254,615

154

Schedule of Investments   (Unaudited) (Continued)

iSHARES® TRANSPORTATION AVERAGE ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	392,947	$392,947

		25,485,617

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,485,617)		25,485,617

TOTAL INVESTMENTS IN SECURITIES — 104.52% (Cost: $805,509,048)		588,810,568
Other Assets, Less Liabilities — (4.52)%		(25,437,945)

NET ASSETS — 100.00%		$563,372,623

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

155

Schedule of Investments  (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%
CHEMICALS — 84.99%
Air Products & Chemicals Inc.	112,522	$14,257,663
Airgas Inc.	43,468	6,085,520
Albemarle Corp.	76,193	4,010,800
Ashland Inc.	42,718	4,047,958
Axalta Coating Systems Ltd.[a]	96,455	2,296,594
Axiall Corp.	54,289	973,402
Cabot Corp.	44,621	1,800,011
Celanese Corp. Series A	98,319	6,259,971
CF Industries Holdings Inc.	157,252	4,717,560
Chemours Co. (The)	163,880	645,687
Chemtura Corp.[a]	49,603	1,301,583
Dow Chemical Co. (The)	731,883	30,739,086
Eastman Chemical Co.	99,527	6,092,048
Ecolab Inc.	172,306	18,586,648
EI du Pont de Nemours & Co.	570,323	30,090,241
FMC Corp.	91,576	3,271,095
HB Fuller Co.	37,125	1,381,792
Huntsman Corp.	150,370	1,297,693
International Flavors & Fragrances Inc.	53,795	6,291,863
LyondellBasell Industries NV Class A	233,121	18,176,444
Minerals Technologies Inc.	26,377	1,081,193
Monsanto Co.	285,927	25,904,986
Mosaic Co. (The)	225,683	5,438,960
NewMarket Corp.[b]	6,972	2,644,270

Security	Shares	Value
Olin Corp.	117,748	$1,994,651
Platform Specialty Products Corp.[a,b]	118,341	902,942
PolyOne Corp.	62,027	1,678,451
PPG Industries Inc.	145,269	13,817,987
Praxair Inc.	184,692	18,469,200
RPM International Inc.	90,777	3,562,997
Scotts Miracle-Gro Co. (The) Class A	31,988	2,196,936
Sensient Technologies Corp.	32,066	1,913,378
Westlake Chemical Corp.	28,714	1,305,913
WR Grace & Co.[a]	48,046	3,908,062

		$247,143,585
METALS & MINING — 13.70%
Alcoa Inc.	877,865	6,399,636
Allegheny Technologies Inc.	84,283	790,575
Carpenter Technology Corp.	37,683	1,046,080
Commercial Metals Co.	86,671	1,206,460
Compass Minerals International Inc.	23,997	1,796,175
Freeport-McMoRan Inc.[b]	745,736	3,430,386
Newmont Mining Corp.	353,615	7,058,155
Nucor Corp.	213,083	8,325,153
Reliance Steel & Aluminum Co.	49,508	2,818,986
Royal Gold Inc.	47,689	1,420,655
Steel Dynamics Inc.	166,660	3,058,211
Stillwater Mining Co.[a,b]	101,869	667,242
U.S. Steel Corp.[b]	104,296	730,072
Worthington Industries Inc.	35,324	1,080,561

		39,828,347

156

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. BASIC MATERIALS ETF

January 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.40%
CONSOL Energy Inc.[b]	146,775	$1,165,394

		1,165,394
PAPER & FOREST PRODUCTS—0.84%
Domtar Corp.	45,736	1,474,986
KapStone Paper and Packaging Corp.	66,508	982,988

		2,457,974

TOTAL COMMON STOCKS (Cost: $455,918,611)		290,595,300

SHORT-TERM INVESTMENTS — 2.38%

MONEY MARKET FUNDS — 2.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	6,374,723	6,374,723
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	335,507	335,507
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	200,041	200,041

		6,910,271

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,910,271)		6,910,271

TOTAL INVESTMENTS IN SECURITIES — 102.31% (Cost: $462,828,882)		297,505,571
Other Assets, Less Liabilities — (2.31)%		(6,719,492)

NET ASSETS — 100.00%		$290,786,079

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

157

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

AUTO COMPONENTS — 4.07%
Autoliv Inc.[a]	31,641	$3,252,062
BorgWarner Inc.	80,361	2,359,399
Cooper Tire & Rubber Co.	18,637	679,505
Dana Holding Corp.	54,975	653,653
Delphi Automotive PLC	100,559	6,530,302
Gentex Corp.	104,718	1,433,589
Goodyear Tire & Rubber Co. (The)	96,434	2,739,690
Johnson Controls Inc.	232,534	8,340,995
Lear Corp.	27,012	2,804,656
Tenneco Inc.[a,b]	20,778	793,927
Visteon Corp.	13,716	917,326

		30,505,104
AUTOMOBILES — 5.65%
Ford Motor Co.	1,399,427	16,709,158
General Motors Co.	508,432	15,069,925
Harley-Davidson Inc.	68,800	2,752,000
Tesla Motors Inc.[a,b]	36,202	6,921,822
Thor Industries Inc.	16,322	855,763

		42,308,668
BEVERAGES — 19.83%
Brown-Forman Corp. Class A	9,988	1,061,625

Security	Shares	Value
Brown-Forman Corp. Class B	36,510	$3,572,138
Coca-Cola Co. (The)	1,405,293	60,315,176
Coca-Cola Enterprises Inc.	75,013	3,482,103
Constellation Brands Inc. Class A	62,166	9,479,072
Dr Pepper Snapple Group Inc.	67,817	6,363,947
Molson Coors Brewing Co. Class B	56,573	5,118,725
Monster Beverage Corp.[b]	53,860	7,272,716
PepsiCo Inc.	523,060	51,939,858

		148,605,360
COMMERCIAL SERVICES & SUPPLIES — 0.15%
Herman Miller Inc.	21,513	551,163
HNI Corp.	15,746	535,679

		1,086,842
DISTRIBUTORS — 1.20%
Genuine Parts Co.	54,127	4,664,124
LKQ Corp.[b]	109,545	3,001,533
Pool Corp.	15,331	1,295,469

		8,961,126
DIVERSIFIED FINANCIAL SERVICES — 0.27%
Leucadia National Corp.	119,674	1,981,801

		1,981,801
FOOD PRODUCTS — 17.08%
Archer-Daniels-Midland Co.	214,246	7,573,596

158

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2016

Security	Shares	Value
B&G Foods Inc.	20,894	$760,959
Bunge Ltd.	51,199	3,174,850
Campbell Soup Co.	64,536	3,640,476
ConAgra Foods Inc.	155,426	6,471,939
Darling Ingredients Inc.[b]	59,231	532,487
Dean Foods Co.	32,847	656,283
Flowers Foods Inc.	67,106	1,378,357
General Mills Inc.	214,588	12,126,368
Hain Celestial Group Inc. (The)[a,b]	37,033	1,347,261
Hershey Co. (The)	51,585	4,545,154
Hormel Foods Corp.	48,454	3,896,186
Ingredion Inc.	25,676	2,586,087
JM Smucker Co. (The)	42,967	5,513,525
Kellogg Co.	91,612	6,727,985
Keurig Green Mountain Inc.	41,718	3,723,331
Kraft Heinz Co. (The)	213,478	16,664,093
Lancaster Colony Corp.	6,942	705,863
McCormick & Co. Inc./MD	41,786	3,675,914
Mead Johnson Nutrition Co.	70,776	5,130,552
Mondelez International Inc. Class A	570,564	24,591,308
Pinnacle Foods Inc.	39,344	1,687,464
Post Holdings Inc.[b]	22,310	1,305,135
TreeHouse Foods Inc.[a,b]	19,607	1,556,012
Tyson Foods Inc. Class A	106,144	5,663,844
WhiteWave Foods Co. (The)[a,b]	63,225	2,386,744

		128,021,773
HOUSEHOLD DURABLES — 4.46%
DR Horton Inc.	117,912	3,243,759
GoPro Inc.[a,b]	28,139	322,192

Security	Shares	Value
Harman International Industries Inc.	25,512	$1,897,838
Jarden Corp.[b]	74,368	3,945,222
Leggett & Platt Inc.	48,860	2,028,179
Lennar Corp. Class A	64,205	2,706,241
Lennar Corp. Class B	3,666	127,027
Mohawk Industries Inc.[b]	22,836	3,800,139
Newell Rubbermaid Inc.	95,921	3,719,816
NVR Inc.[b]	1,321	2,180,971
PulteGroup Inc.	114,098	1,912,283
Tempur Sealy International Inc.[b]	22,389	1,350,952
Toll Brothers Inc.[b]	58,265	1,609,279
Tupperware Brands Corp.[a]	18,093	840,058
Whirlpool Corp.	28,083	3,774,074

		33,458,030
HOUSEHOLD PRODUCTS — 17.33%
Church & Dwight Co. Inc.	47,085	3,955,140
Clorox Co. (The)	46,347	5,981,081
Colgate-Palmolive Co.	322,025	21,746,348
Energizer Holdings Inc.	22,426	718,529
Kimberly-Clark Corp.	130,327	16,736,593
Procter & Gamble Co. (The)	976,781	79,793,240
Spectrum Brands Holdings Inc.	9,721	923,884

		129,854,815
LEISURE PRODUCTS — 1.38%
Brunswick Corp./DE	32,739	1,304,649
Hasbro Inc.	40,233	2,988,507
Mattel Inc.[a]	121,952	3,364,656
Polaris Industries Inc.[a]	21,904	1,617,391

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2016

Security	Shares	Value
Vista Outdoor Inc.[b]	22,400	$1,079,904

		10,355,107
MACHINERY — 1.60%
Middleby Corp. (The)[b]	20,583	1,859,880
Snap-on Inc.	20,825	3,364,487
Stanley Black & Decker Inc.	53,756	5,071,341
WABCO Holdings Inc.[b]	19,158	1,717,515

		12,013,223
PERSONAL PRODUCTS — 1.42%
Avon Products Inc.	156,146	529,335
Edgewell Personal Care Co.	21,570	1,596,396
Estee Lauder Companies Inc. (The) Class A	79,912	6,812,498
Herbalife Ltd.[a,b]	23,327	1,077,940
Nu Skin Enterprises Inc. Class Aa	20,580	651,357

		10,667,526
SOFTWARE — 1.94%
Activision Blizzard Inc.	181,135	6,307,121
Electronic Arts Inc.[b]	111,589	7,202,512
Take-Two Interactive Software Inc.[b]	30,268	1,050,299

		14,559,932
TEXTILES, APPAREL & LUXURY GOODS — 9.06%
Carter’s Inc.	18,672	1,815,292

Security	Shares	Value
Coach Inc.	99,751	$3,695,775
Deckers Outdoor Corp.[a,b]	11,529	570,224
Fossil Group Inc.[a,b]	14,824	483,262
G-III Apparel Group Ltd.[b]	14,400	710,784
Hanesbrands Inc.	140,675	4,300,435
Kate Spade & Co.[b]	45,916	817,764
lululemon athletica Inc.[a,b]	39,888	2,475,848
Michael Kors Holdings Ltd.[a,b]	66,025	2,634,398
NIKE Inc. Class B	484,506	30,044,217
PVH Corp.	29,634	2,174,543
Ralph Lauren Corp.	21,114	2,375,325
Skechers U.S.A. Inc. Class Ab	46,713	1,316,840
Steven Madden Ltd.[b]	20,284	654,970
Under Armour Inc. Class Aa,b	64,666	5,524,416
VF Corp.	122,445	7,665,057
Wolverine World Wide Inc.	36,756	621,544

		67,880,694
TOBACCO — 14.40%
Altria Group Inc.	703,951	43,018,446
Philip Morris International Inc.	556,251	50,068,152
Reynolds American Inc.	297,594	14,864,820

		107,951,418

TOTAL COMMON STOCKS (Cost: $774,928,324)		748,211,419

160

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.18%
MONEY MARKET FUNDS — 3.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	22,333,558	$22,333,558
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	1,175,432	1,175,432
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	344,336	344,336

		23,853,326

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,853,326)		23,853,326

Security	Shares	Value
TOTAL INVESTMENTS IN SECURITIES — 103.02% (Cost: $798,781,650)		$772,064,745
Other Assets, Less Liabilities — (3.02)%		(22,602,110)

NET ASSETS — 100.00%		$749,462,635

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

161

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AIRLINES — 4.39%
Alaska Air Group Inc.	44,561	$3,137,095
Allegiant Travel Co.	4,640	744,581
American Airlines Group Inc.	222,597	8,679,057
Delta Air Lines Inc.	277,852	12,306,065
JetBlue Airways Corp.[a,b]	112,414	2,395,542
Southwest Airlines Co.	229,763	8,643,684
Spirit Airlines Inc.[a]	25,273	1,056,411
United Continental Holdings Inc.[a]	131,709	6,358,911

		43,321,346
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Copart Inc.[a]	35,251	1,181,261
KAR Auction Services Inc.	48,591	1,623,911
Rollins Inc.	33,206	914,825

		3,719,997
DIVERSIFIED CONSUMER SERVICES — 1.00%
Apollo Education Group Inc.[a,b]	35,614	282,775
DeVry Education Group Inc.	20,183	401,642
Graham Holdings Co. Class B	1,585	768,234
Grand Canyon Education Inc.[a]	16,653	626,986
H&R Block Inc.	84,008	2,860,472
Houghton Mifflin Harcourt Co.[a,b]	39,855	711,013
Service Corp. International/U.S.	69,424	1,679,367

Security	Shares	Value
ServiceMaster Global Holdings Inc.[a]	47,839	$2,019,284
Sotheby’sb	21,013	493,595

		9,843,368
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.06%
Dolby Laboratories Inc. Class A	17,429	627,618

		627,618
FOOD & STAPLES RETAILING — 15.50%
Casey’s General Stores Inc.	13,780	1,663,797
Costco Wholesale Corp.	154,407	23,333,986
CVS Health Corp.	390,735	37,741,094
Kroger Co. (The)	343,901	13,346,798
Rite Aid Corp.[a]	372,440	2,901,307
Sprouts Farmers Market Inc.[a,b]	51,974	1,185,007
Sysco Corp.	185,477	7,383,839
United Natural Foods Inc.[a]	17,734	621,045
Wal-Mart Stores Inc.	553,575	36,735,237
Walgreens Boots Alliance Inc.	307,450	24,509,914
Whole Foods Market Inc.	120,567	3,533,819

		152,955,843
HEALTH CARE PROVIDERS & SERVICES — 3.15%
AmerisourceBergen Corp.	69,016	6,181,073
Cardinal Health Inc.	116,321	9,465,040
Chemed Corp.[b]	5,964	836,869
McKesson Corp.	81,294	13,086,708

162

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2016

Security	Shares	Value
VCA Inc.[a]	28,490	$1,460,682

		31,030,372
HOTELS, RESTAURANTS & LEISURE — 15.18%
Aramark	79,875	2,552,006
Bloomin’ Brands Inc.	43,326	765,137
Brinker International Inc.	21,040	1,046,530
Buffalo Wild Wings Inc.[a]	6,893	1,049,804
Carnival Corp.	162,820	7,836,527
Cheesecake Factory Inc. (The)	15,987	772,172
Chipotle Mexican Grill Inc.[a,b]	11,063	5,011,207
Choice Hotels International Inc.	12,403	542,259
Cracker Barrel Old Country Store Inc.[b]	8,457	1,109,812
Darden Restaurants Inc.	40,743	2,569,254
Domino’s Pizza Inc.	19,306	2,199,533
Dunkin’ Brands Group Inc.	32,729	1,288,213
Hilton Worldwide Holdings Inc.	184,894	3,292,962
Hyatt Hotels Corp. Class Aa,b	10,313	398,907
J Alexander’s Holdings Inc.[a]	5,299	49,970
Jack in the Box Inc.	12,645	981,758
Las Vegas Sands Corp.	129,805	5,854,205
Marriott International Inc./MD Class A	68,131	4,175,068
Marriott Vacations Worldwide Corp.	9,643	476,268
McDonald’s Corp.	323,993	40,103,853
MGM Resorts International[a,b]	168,225	3,377,958
Norwegian Cruise Line Holdings Ltd.[a,b]	56,323	2,555,374
Panera Bread Co. Class Aa	8,409	1,631,346
Royal Caribbean Cruises Ltd.	60,803	4,983,414

Security	Shares	Value
Six Flags Entertainment Corp.	30,173	$1,516,797
Starbucks Corp.	523,915	31,838,315
Starwood Hotels & Resorts Worldwide Inc.	59,701	3,715,790
Vail Resorts Inc.	13,129	1,641,125
Wendy’s Co. (The)	77,293	790,707
Wyndham Worldwide Corp.	41,019	2,662,133
Wynn Resorts Ltd.	28,790	1,938,719
Yum! Brands Inc.	152,452	11,032,951

		149,760,074
INTERNET & CATALOG RETAIL — 12.90%
Amazon.com Inc.[a]	135,498	79,537,326
Expedia Inc.	41,738	4,217,207
Groupon Inc.[a,b]	155,646	423,357
HSN Inc.	11,835	556,955
Liberty Interactive Corp. QVC Group Series Aa,b	165,203	4,305,190
Liberty TripAdvisor Holdings Inc. Class Aa	23,873	533,084
Liberty Ventures Series Aa,b	47,617	1,872,777
Netflix Inc.[a,b]	150,937	13,862,054
Priceline Group Inc. (The)[a]	17,577	18,718,978
Shutterfly Inc.[a,b]	12,804	533,287
TripAdvisor Inc.[a,b]	40,196	2,683,485

		127,243,700
INTERNET SOFTWARE & SERVICES — 0.04%
Yelp Inc.[a,b]	19,591	410,431

		410,431
IT SERVICES — 0.05%
Acxiom Corp.[a]	28,908	540,579

		540,579

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2016

Security	Shares	Value
MEDIA — 23.04%
AMC Networks Inc. Class Aa	21,518	$1,566,295
Cable One Inc.	1,572	675,944
Cablevision Systems Corp. Class A	78,628	2,509,020
CBS Corp. Class A	2,672	139,612
CBS Corp. Class B NVS	153,223	7,278,093
Charter Communications Inc. Class Aa,b	27,072	4,639,058
Cinemark Holdings Inc.	37,270	1,099,092
Comcast Corp. Class A	826,881	46,065,541
Discovery Communications Inc. Class Aa,b	53,091	1,464,781
Discovery Communications Inc. Class C NVS[a]	91,139	2,479,892
DISH Network Corp. Class Aa	79,766	3,850,305
DreamWorks Animation SKG Inc. Class Aa,b	25,113	643,897
Gannett Co. Inc.	42,266	627,228
Interpublic Group of Companies Inc. (The)	143,559	3,221,464
John Wiley & Sons Inc. Class A	17,337	724,687
Liberty Broadband Corp. Class Aa	8,773	417,595
Liberty Broadband Corp. Class Ca	23,193	1,090,071
Liberty Global PLC Series Aa	89,296	3,072,675
Liberty Global PLC Series C NVS[a,b]	216,091	7,197,991
Liberty Global PLC LiLAC Class Aa	4,460	156,992
Liberty Global PLC LiLAC Class Ca,b	10,221	376,644
Liberty Media Corp. Class Aa	35,763	1,309,641
Liberty Media Corp. Class Ca	69,593	2,476,815
Lions Gate Entertainment Corp.	34,129	892,473
Live Nation Entertainment Inc.[a]	51,472	1,168,414
Madison Square Garden Co. (The)[a]	7,276	1,121,086
Meredith Corp.	13,317	563,442
MSG Networks Inc. Class Aa	21,602	377,819

Security	Shares	Value
New York Times Co. (The) Class A	43,818	$579,274
News Corp. Class A	134,796	1,748,304
News Corp. Class B	38,086	508,448
Omnicom Group Inc.	85,809	6,294,090
Regal Entertainment Group Class Ab	23,921	412,637
Scripps Networks Interactive Inc. Class A	33,427	2,038,044
Sinclair Broadcast Group Inc. Class A	25,421	838,893
Sirius XM Holdings Inc.[a,b]	773,382	2,861,513
Starz Series Aa,b	29,203	830,241
TEGNA Inc.	78,322	1,880,511
Time Inc.	38,783	581,745
Time Warner Cable Inc.	100,008	18,202,456
Time Warner Inc.	282,283	19,884,015
Tribune Media Co.	28,271	931,530
Twenty-First Century Fox Inc. Class A	413,615	11,155,197
Twenty-First Century Fox Inc. Class B	153,104	4,149,118
Viacom Inc. Class A	3,739	181,491
Viacom Inc. Class B NVS	123,119	5,619,151
Walt Disney Co. (The)	536,357	51,393,728

		227,296,953
MULTILINE RETAIL — 4.31%
Big Lots Inc.	17,506	678,883
Dillard’s Inc. Class A	8,351	587,994
Dollar General Corp.	102,784	7,714,967
Dollar Tree Inc.[a]	83,141	6,761,026
JC Penney Co. Inc.[a,b]	107,929	783,564
Kohl’s Corp.	67,061	3,336,285
Macy’s Inc.	111,592	4,509,433
Nordstrom Inc.	48,069	2,360,188

164

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2016

Security	Shares	Value
Target Corp.	217,646	$15,761,923

		42,494,263
PROFESSIONAL SERVICES — 1.01%
Dun & Bradstreet Corp. (The)	12,864	1,266,075
IHS Inc. Class Aa	24,087	2,519,982
Nielsen Holdings PLC	128,618	6,194,243

		9,980,300
ROAD & RAIL — 0.22%
Avis Budget Group Inc.[a,b]	36,553	960,247
Hertz Global Holdings Inc.[a]	138,150	1,254,402

		2,214,649
SPECIALTY RETAIL — 18.67%
Aaron’s Inc.	22,824	522,213
Abercrombie & Fitch Co. Class A	23,743	623,016
Advance Auto Parts Inc.	26,006	3,954,212
American Eagle Outfitters Inc.	63,263	926,170
Asbury Automotive Group Inc.[a]	8,968	422,213
Ascena Retail Group Inc.[a,b]	60,924	449,619
AutoNation Inc.[a,b]	26,968	1,166,366
AutoZone Inc.[a]	10,770	8,264,790
Bed Bath & Beyond Inc.[a,b]	58,962	2,545,390
Best Buy Co. Inc.	105,338	2,942,090
Burlington Stores Inc.[a,b]	26,834	1,441,791
Cabela’s Inc.[a,b]	17,387	731,471
CarMax Inc.[a,b]	71,589	3,162,802
Chico’s FAS Inc.	49,249	511,697
CST Brands Inc.	26,713	1,034,862

Security	Shares	Value
Dick’s Sporting Goods Inc.	31,825	$1,243,721
DSW Inc. Class A	25,472	611,583
Foot Locker Inc.[b]	48,493	3,276,187
GameStop Corp. Class Ab	37,268	976,794
Gap Inc. (The)	80,933	2,000,664
Genesco Inc.[a,b]	7,805	516,223
GNC Holdings Inc. Class A	29,200	817,892
Group 1 Automotive Inc.	7,953	426,679
Guess? Inc.	22,493	417,020
Home Depot Inc. (The)	447,108	56,228,302
L Brands Inc.	89,983	8,651,866
Lithia Motors Inc. Class A	8,371	640,968
Lowe’s Companies Inc.	322,979	23,144,675
Murphy USA Inc.[a]	13,841	800,702
O’Reilly Automotive Inc.[a]	34,849	9,092,104
Office Depot Inc.[a]	179,010	921,902
Restoration Hardware Holdings Inc.[a,b]	13,208	813,877
Ross Stores Inc.	143,083	8,049,850
Sally Beauty Holdings Inc.[a]	53,649	1,478,566
Signet Jewelers Ltd.	28,098	3,259,368
Staples Inc.	229,745	2,049,325
Tailored Brands Inc.	17,083	234,208
Tiffany & Co.	39,407	2,515,743
TJX Companies Inc. (The)	236,445	16,844,342
Tractor Supply Co.	47,458	4,191,016
Ulta Salon Cosmetics & Fragrance Inc.[a]	22,694	4,111,472
Urban Outfitters Inc.[a,b]	30,672	701,775

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2016

Security	Shares	Value
Williams-Sonoma Inc.	29,494	$1,523,660

		184,239,186

TOTAL COMMON STOCKS (Cost: $998,597,191)		985,678,679

SHORT-TERM INVESTMENTS — 5.02%
MONEY MARKET FUNDS — 5.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	46,158,332	46,158,332
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	2,429,348	2,429,348
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	942,959	942,959

		49,530,639

Security	Shares	Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $49,530,639)		$49,530,639

TOTAL INVESTMENTS IN SECURITIES — 104.92% (Cost: $1,048,127,830)		1,035,209,318

Other Assets, Less Liabilities — (4.92)%		(48,561,409)

NET ASSETS — 100.00%		$986,647,909

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

166

Schedule of Investments   (Unaudited)

iSHARES® U.S. ENERGY ETF

January 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.98%

ELECTRIC UTILITIES — 0.55%
OGE Energy Corp.	207,804	$5,450,699

		5,450,699
ELECTRICAL EQUIPMENT — 0.17%
Solarcity Corp.[a,b]	48,365	1,724,212

		1,724,212
ENERGY EQUIPMENT & SERVICES — 17.52%
Archrock Inc.	57,389	344,334
Atwood Oceanics Inc.[b]	47,730	292,585
Baker Hughes Inc.	369,976	16,097,656
Bristow Group Inc.	28,532	663,654
Cameron International Corp.[a,b]	170,194	11,174,938
Core Laboratories NVb	38,758	3,813,787
Diamond Offshore Drilling Inc.	52,889	983,207
Dril-Quip Inc.[a,b]	40,258	2,360,729
Ensco PLC Class A	191,735	1,875,168
Exterran Corp.[a]	28,179	465,517
FMC Technologies Inc.[a]	187,318	4,711,048
Halliburton Co.	712,811	22,660,262
Helmerich & Payne Inc.	90,364	4,590,491
Nabors Industries Ltd.	229,916	1,692,182
National Oilwell Varco Inc.	310,567	10,105,850
Noble Corp. PLC[b]	196,707	1,532,348
Oceaneering International Inc.	102,219	3,460,113
Oil States International Inc.[a]	41,639	1,175,469

Security	Shares	Value
Patterson-UTI Energy Inc.	119,208	$1,714,211
Rowan Companies PLC Class A	101,277	1,281,154
Schlumberger Ltd.	1,043,424	75,408,252
Superior Energy Services Inc.	122,037	1,258,201
Transocean Ltd.[b]	278,150	2,898,323
U.S. Silica Holdings Inc.[b]	43,941	819,500
Weatherford International PLC[a,b]	634,183	4,274,393

		175,653,372
OIL, GAS & CONSUMABLE FUELS — 81.29%
Anadarko Petroleum Corp.	420,305	16,429,723
Antero Resources Corp.[a,b]	63,530	1,726,110
Apache Corp.	313,091	13,318,891
Cabot Oil & Gas Corp.	336,919	6,991,069
California Resources Corp.	256,555	366,874
Carrizo Oil & Gas Inc.[a,b]	44,444	1,205,766
Cheniere Energy Inc.[a]	192,140	5,773,807
Chesapeake Energy Corp.[b]	421,352	1,428,383
Chevron Corp.	1,545,659	133,653,134
Cimarex Energy Co.	78,776	7,326,168
Cobalt International Energy Inc.[a]	271,582	1,029,296
Columbia Pipeline Group Inc.	381,660	7,079,793
Concho Resources Inc.[a]	109,356	10,403,036
ConocoPhillips	1,035,844	40,480,784
Continental Resources Inc./OKa,b	67,172	1,418,001
Denbury Resources Inc.	281,568	439,246
Devon Energy Corp.	314,486	8,774,159

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

January 31, 2016

Security	Shares	Value
Diamondback Energy Inc.[a,b]	61,324	$4,633,028
Energen Corp.	66,443	2,343,445
EOG Resources Inc.	464,546	32,992,057
EQT Corp.	132,500	8,180,550
Exxon Mobil Corp.	3,101,504	241,452,086
Gulfport Energy Corp.[a]	87,971	2,599,543
Hess Corp.	207,022	8,798,435
HollyFrontier Corp.	158,259	5,534,317
Kinder Morgan Inc./DE	1,489,498	24,502,242
Marathon Oil Corp.	551,314	5,364,285
Marathon Petroleum Corp.	451,841	18,882,435
Murphy Oil Corp.	131,634	2,581,343
Newfield Exploration Co.[a]	133,567	3,882,793
Noble Energy Inc.	361,639	11,706,254
Oasis Petroleum Inc.[a,b]	114,094	610,403
Occidental Petroleum Corp.	639,485	44,015,753
ONEOK Inc.	170,358	4,243,618
PBF Energy Inc.	87,498	3,061,555
Phillips 66	401,355	32,168,603
Pioneer Natural Resources Co.	135,355	16,777,252
QEP Resources Inc.	131,470	1,685,445
Range Resources Corp.[b]	137,733	4,071,388
SemGroup Corp. Class A	36,590	810,103
SM Energy Co.[b]	54,872	767,111
Southwestern Energy Co.[a,b]	312,126	2,774,800
Spectra Energy Corp.	589,762	16,188,967
Targa Resources Corp.	39,661	891,183

Security	Shares	Value
Teekay Corp.	38,824	$265,944
Tesoro Corp.	105,027	9,163,606
Ultra Petroleum Corp.[a,b]	125,962	284,674
Valero Energy Corp.	410,108	27,834,030
Western Refining Inc.	60,910	2,003,939
Whiting Petroleum Corp.[a,b]	165,207	1,214,271
Williams Companies Inc. (The)	555,400	10,719,220
World Fuel Services Corp.	77,320	3,011,614
WPX Energy Inc.[a,b]	191,403	1,037,404

		814,897,936
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.45%
First Solar Inc.[a]	65,980	4,530,187

		4,530,187

TOTAL COMMON STOCKS (Cost: $1,562,925,680)		1,002,256,406

SHORT-TERM INVESTMENTS — 3.03%

MONEY MARKET FUNDS — 3.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	28,368,392	28,368,392
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	1,493,050	1,493,050

168

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	539,586	$539,586

		30,401,028

TOTAL SHORT-TERM INVESTMENTS (Cost: $30,401,028)		30,401,028

TOTAL INVESTMENTS IN SECURITIES — 103.01% (Cost: $1,593,326,708)		1,032,657,434

Other Assets, Less Liabilities — (3.01)%		(30,212,965)

NET ASSETS — 100.00%		$1,002,444,469

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

169

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

BANKS — 54.42%
Associated Banc-Corp.	47,489	$833,432
BancorpSouth Inc.	26,685	557,183
Bank of America Corp.	3,273,383	46,285,636
Bank of Hawaii Corp.	13,620	816,247
Bank of the Ozarks Inc.	25,657	1,137,631
BankUnited Inc.	32,675	1,101,148
BB&T Corp.	245,370	8,013,784
BOK Financial Corp.[a]	6,591	329,616
Cathay General Bancorp.	23,773	665,644
CIT Group Inc.	53,663	1,575,009
Citigroup Inc.	936,512	39,876,681
Citizens Financial Group Inc.	165,990	3,527,288
Comerica Inc.	55,504	1,903,787
Commerce Bancshares Inc./MO	26,397	1,085,709
Cullen/Frost Bankers Inc.	17,227	824,484
East West Bancorp. Inc.	45,193	1,465,157
Fifth Third Bancorp.	249,855	3,947,709
First Financial Bankshares Inc.	20,820	543,818
First Horizon National Corp.	75,506	961,191
First Niagara Financial Group Inc.	111,983	1,096,314
First Republic Bank/CA	44,826	3,048,168
FirstMerit Corp.	52,364	1,014,814
FNB Corp./PA	55,377	667,293
Fulton Financial Corp.	54,781	703,936
Glacier Bancorp. Inc.	24,034	566,962
Hancock Holding Co.	24,442	585,630
Huntington Bancshares Inc./OH	250,652	2,150,594

Security	Shares	Value
IBERIABANK Corp.	10,576	$506,062
International Bancshares Corp.	17,681	410,022
Investors Bancorp. Inc.	113,252	1,323,916
JPMorgan Chase & Co.	1,157,214	68,854,233
KeyCorp	262,624	2,930,884
M&T Bank Corp.	50,312	5,543,376
MB Financial Inc.	21,709	675,584
PacWest Bancorp.	35,653	1,308,822
People’s United Financial Inc.[a]	97,384	1,399,408
PNC Financial Services Group Inc. (The)[b]	159,607	13,829,947
Popular Inc.	32,727	822,757
PrivateBancorp. Inc.	24,949	938,831
Prosperity Bancshares Inc.	20,791	881,538
Regions Financial Corp.	410,686	3,334,770
Signature Bank/New York NYc	15,800	2,201,572
SunTrust Banks Inc.	160,292	5,863,481
SVB Financial Group[c]	16,177	1,639,054
Synovus Financial Corp.	41,055	1,253,409
TCF Financial Corp.	53,540	643,015
Texas Capital Bancshares Inc.[a,c]	14,499	517,614
Trustmark Corp.	21,117	456,972
U.S. Bancorp.	516,914	20,707,575
UMB Financial Corp.	13,119	615,281
Umpqua Holdings Corp.	69,505	1,006,432
United Bankshares Inc./WV	20,486	687,920
Valley National Bancorp.	70,080	616,704
Webster Financial Corp.	28,948	960,205
Wells Fargo & Co.	1,461,204	73,396,277
Western Alliance Bancorp.[c]	28,742	936,414

170

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2016

Security	Shares	Value
Wintrust Financial Corp.	15,313	$644,524
Zions BanCorp.	64,123	1,454,310

		341,645,774
CAPITAL MARKETS — 18.47%
Affiliated Managers Group Inc.[a,c]	17,000	2,281,230
Ameriprise Financial Inc.	54,762	4,964,175
Bank of New York Mellon Corp. (The)	343,541	12,443,055
BlackRock Inc.[b]	39,683	12,470,780
Charles Schwab Corp. (The)	376,555	9,613,449
E*TRADE Financial Corp.[a,c]	92,090	2,169,640
Eaton Vance Corp. NVS	37,094	1,063,114
Federated Investors Inc. Class B	29,706	751,265
Financial Engines Inc.	16,249	438,235
Franklin Resources Inc.	119,216	4,132,026
Goldman Sachs Group Inc. (The)	124,718	20,149,440
Invesco Ltd.	133,348	3,991,106
Janus Capital Group Inc.	46,010	579,266
Lazard Ltd. Class A	40,741	1,466,269
Legg Mason Inc.	33,990	1,040,774
LPL Financial Holdings Inc.[a]	25,817	785,353
Morgan Stanley	474,705	12,285,365
Northern Trust Corp.	68,383	4,245,217
NorthStar Asset Management Group Inc./New York	61,352	708,002
Raymond James Financial Inc.	40,118	1,757,570
SEI Investments Co.	43,466	1,705,606
State Street Corp.	126,917	7,073,084
Stifel Financial Corp.[a,c]	21,829	730,398
T Rowe Price Group Inc.	78,985	5,603,986

Security	Shares	Value
TD Ameritrade Holding Corp.	84,384	$2,327,311
Waddell & Reed Financial Inc. Class A	26,227	719,669
WisdomTree Investments Inc.[a]	36,281	435,372

		115,930,757
CONSUMER FINANCE — 7.05%
Ally Financial Inc.[a,c]	147,498	2,337,843
American Express Co.	262,995	14,070,233
Capital One Financial Corp.	167,222	10,973,108
Discover Financial Services	134,470	6,157,381
LendingClub Corp.[a,c]	65,614	484,231
Navient Corp.	114,303	1,092,737
PRA Group Inc.[a,c]	15,235	453,241
Santander Consumer USA Holdings Inc.[c]	34,109	356,439
SLM Corp.[c]	134,525	860,960
Synchrony Financial[c]	262,275	7,453,856

		44,240,029
DIVERSIFIED FINANCIAL SERVICES — 6.53%
CBOE Holdings Inc.	25,921	1,726,857
CME Group Inc./IL	106,367	9,557,075
FactSet Research Systems Inc.	13,022	1,962,415
FNFV Group[a,c]	24,744	232,099
Intercontinental Exchange Inc.	37,345	9,851,611
MarketAxess Holdings Inc.	11,767	1,367,678
McGraw Hill Financial Inc.	85,004	7,227,040
Moody’s Corp.	54,092	4,821,761
MSCI Inc.	29,033	1,998,632
Nasdaq Inc.	36,120	2,239,440

		40,984,608

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2016

Security	Shares	Value
INSURANCE — 0.45%
FNF Group	87,283	$2,826,224

		2,826,224
IT SERVICES — 12.13%
MasterCard Inc. Class A	311,299	27,714,950
Visa Inc. Class A	611,894	45,579,984
Western Union Co. (The)	158,872	2,834,276

		76,129,210
THRIFTS & MORTGAGE FINANCE — 0.77%
Capitol Federal Financial Inc.	39,559	485,389
MGIC Investment Corp.[c]	107,301	710,332
New York Community Bancorp. Inc.	152,455	2,360,003
Radian Group Inc.	65,328	657,200
Washington Federal Inc.	29,419	628,096

		4,841,020

TOTAL COMMON STOCKS (Cost: $738,660,365)		626,597,622

SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,d,e]	4,778,984	4,778,984

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,d,e]	251,521	$251,521
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,d]	272,363	272,363

		5,302,868

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,302,868)		5,302,868

TOTAL INVESTMENTS IN SECURITIES — 100.67% (Cost: $743,963,233)		631,900,490

Other Assets, Less Liabilities — (0.67)%		(4,188,225)

NET ASSETS — 100.00%		$627,712,265

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

172

Schedule of Investments   (Unaudited)

iSHARES® U.S. FINANCIALS ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 100.00%

BANKS — 29.80%
Associated Banc-Corp.	54,404	$954,790
BancorpSouth Inc.	30,770	642,478
Bank of America Corp.	3,789,653	53,585,693
Bank of Hawaii Corp.	15,645	937,605
Bank of the Ozarks Inc.	29,618	1,313,262
BankUnited Inc.	37,763	1,272,613
BB&T Corp.	284,161	9,280,698
BOK Financial Corp.	7,509	375,525
Cathay General Bancorp.	27,393	767,004
CIT Group Inc.	62,216	1,826,040
Citigroup Inc.	1,084,204	46,165,406
Citizens Financial Group Inc.	192,281	4,085,971
Comerica Inc.	64,252	2,203,844
Commerce Bancshares Inc./MO	30,569	1,257,303
Cullen/Frost Bankers Inc.	19,776	946,479
East West Bancorp. Inc.	52,094	1,688,888
Fifth Third Bancorp.	289,363	4,571,935
First Financial Bankshares Inc.[a]	24,037	627,846
First Horizon National Corp.	87,257	1,110,782
First Niagara Financial Group Inc.	128,288	1,255,940
First Republic Bank/CA	51,881	3,527,908
FirstMerit Corp.	60,552	1,173,498
FNB Corp./PA	64,356	775,490
Fulton Financial Corp.	62,925	808,586
Glacier Bancorp. Inc.	27,584	650,707
Hancock Holding Co.	28,491	682,644
Huntington Bancshares Inc./OH	290,372	2,491,392

Security	Shares	Value
IBERIABANK Corp.	12,418	$594,201
International Bancshares Corp.	20,215	468,786
Investors Bancorp. Inc.	130,535	1,525,954
JPMorgan Chase & Co.	1,339,780	79,716,910
KeyCorp	303,102	3,382,618
M&T Bank Corp.	58,208	6,413,357
MB Financial Inc.	25,022	778,685
PacWest Bancorp.	41,186	1,511,938
People’s United Financial Inc.	112,531	1,617,070
PNC Financial Services Group Inc. (The)[b]	184,801	16,013,007
Popular Inc.	37,403	940,311
PrivateBancorp. Inc.	28,668	1,078,777
Prosperity Bancshares Inc.	23,958	1,015,819
Regions Financial Corp.	475,907	3,864,365
Signature Bank/New York NYc	18,312	2,551,594
SunTrust Banks Inc.	185,416	6,782,517
SVB Financial Group[c]	18,716	1,896,305
Synovus Financial Corp.	47,279	1,443,428
TCF Financial Corp.	62,172	746,686
Texas Capital Bancshares Inc.[a,c]	16,698	596,119
Trustmark Corp.	24,541	531,067
U.S. Bancorp.	598,392	23,971,584
UMB Financial Corp.	15,306	717,851
Umpqua Holdings Corp.	79,808	1,155,620
United Bankshares Inc./WV	23,305	782,582
Valley National Bancorp.	81,266	715,141
Webster Financial Corp.	33,160	1,099,917
Wells Fargo & Co.	1,691,723	84,975,246
Western Alliance Bancorp.[c]	32,851	1,070,286

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2016

Security	Shares	Value
Wintrust Financial Corp.	17,553	$738,806
Zions BanCorp.	73,970	1,677,640

		395,354,514
CAPITAL MARKETS — 10.11%
Affiliated Managers Group Inc.[c]	19,685	2,641,530
Ameriprise Financial Inc.	63,383	5,745,669
Bank of New York Mellon Corp. (The)	397,736	14,405,998
BlackRock Inc.[b]	45,955	14,441,818
Charles Schwab Corp. (The)	436,121	11,134,169
E*TRADE Financial Corp.[c]	106,762	2,515,313
Eaton Vance Corp. NVS	42,443	1,216,416
Federated Investors Inc. Class B	34,409	870,204
Financial Engines Inc.[a]	18,550	500,294
Franklin Resources Inc.	138,041	4,784,501
Goldman Sachs Group Inc. (The)	144,364	23,323,448
Invesco Ltd.	154,426	4,621,970
Janus Capital Group Inc.	52,987	667,106
Lazard Ltd. Class A	46,971	1,690,486
Legg Mason Inc.	39,276	1,202,631
LPL Financial Holdings Inc.[a]	29,884	909,071
Morgan Stanley	549,594	14,223,493
Northern Trust Corp.	79,163	4,914,439
NorthStar Asset Management Group Inc./New York	71,043	819,836
Raymond James Financial Inc.	46,543	2,039,049
SEI Investments Co.	50,323	1,974,675
State Street Corp.	146,700	8,175,591
Stifel Financial Corp.[a,c]	25,253	844,965
T Rowe Price Group Inc.	91,366	6,482,418

Security	Shares	Value
TD Ameritrade Holding Corp.	97,740	$2,695,669
Waddell & Reed Financial Inc. Class A	30,439	835,246
WisdomTree Investments Inc.	41,169	494,028

		134,170,033
CONSUMER FINANCE — 3.85%
Ally Financial Inc.[a,c]	161,764	2,563,959
American Express Co.	304,456	16,288,396
Capital One Financial Corp.	193,645	12,706,985
Discover Financial Services	155,472	7,119,063
LendingClub Corp.[a,c]	75,747	559,013
Navient Corp.	132,130	1,263,163
PRA Group Inc.[a,c]	17,455	519,286
Santander Consumer USA Holdings Inc.[c]	39,126	408,867
SLM Corp.[c]	153,968	985,395
Synchrony Financial[c]	303,133	8,615,040

		51,029,167
DIVERSIFIED FINANCIAL SERVICES — 10.43%
Berkshire Hathaway Inc. Class Bc	681,858	88,484,713
CBOE Holdings Inc.	29,993	1,998,134
CME Group Inc./IL	123,129	11,063,141
FactSet Research Systems Inc.	15,119	2,278,433
FNFV Group[a,c]	28,230	264,797
Intercontinental Exchange Inc.	43,225	11,402,755
MarketAxess Holdings Inc.	13,561	1,576,195
McGraw Hill Financial Inc.	98,272	8,355,085
Moody’s Corp.	62,606	5,580,699
MSCI Inc.	33,736	2,322,386
Nasdaq Inc.	41,815	2,592,530

174

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2016

Security	Shares	Value
Voya Financial Inc.	82,478	$2,522,177

		138,441,045
INSURANCE — 16.50%
Aflac Inc.	155,145	8,992,204
Alleghany Corp.[a,c]	5,638	2,694,513
Allied World Assurance Co. Holdings AG	32,863	1,202,457
Allstate Corp. (The)	140,812	8,533,207
American Financial Group Inc./OH	26,029	1,847,538
American International Group Inc.	450,193	25,426,901
AmTrust Financial Services Inc.	14,565	832,972
Aon PLC	99,583	8,746,375
Arch Capital Group Ltd.[c]	44,581	3,011,447
Arthur J Gallagher & Co.	63,900	2,405,196
Aspen Insurance Holdings Ltd.	22,017	1,024,011
Assurant Inc.	23,956	1,947,862
Assured Guaranty Ltd.	51,471	1,223,980
Axis Capital Holdings Ltd.	35,084	1,891,378
Brown & Brown Inc.	42,653	1,290,253
Chubb Ltd.	167,714	18,963,422
Cincinnati Financial Corp.	53,714	3,095,538
CNO Financial Group Inc.	67,786	1,179,476
Endurance Specialty Holdings Ltd.	22,335	1,383,207
Erie Indemnity Co. Class A	8,687	834,908
Everest Re Group Ltd.	15,672	2,804,348
First American Financial Corp.	39,711	1,364,867
FNF Group	101,016	3,270,898
Genworth Financial Inc. Class Ac	196,314	545,753
Hanover Insurance Group Inc. (The)	15,747	1,283,223
Hartford Financial Services Group Inc. (The)	149,086	5,990,276

Security	Shares	Value
Kemper Corp.	17,461	$603,452
Lincoln National Corp.	90,248	3,561,186
Loews Corp.	102,060	3,777,241
Markel Corp.[c]	5,070	4,261,132
Marsh & McLennan Companies Inc.	189,936	10,129,287
Mercury General Corp.[a]	12,432	577,218
MetLife Inc.	404,548	18,063,068
Old Republic International Corp.	88,516	1,600,369
PartnerRe Ltd.	17,415	2,445,066
Primerica Inc.	17,583	791,411
Principal Financial Group Inc.	99,269	3,772,222
ProAssurance Corp.	19,458	975,235
Progressive Corp. (The)	212,653	6,645,406
Prudential Financial Inc.	163,439	11,453,805
Reinsurance Group of America Inc.	23,928	2,015,456
RenaissanceRe Holdings Ltd.	15,817	1,781,785
RLI Corp.	15,240	903,732
StanCorp Financial Group Inc.	15,371	1,762,439
Symetra Financial Corp.	34,860	1,116,217
Torchmark Corp.	41,722	2,267,174
Travelers Companies Inc. (The)	110,734	11,852,967
Unum Group	88,610	2,537,790
Validus Holdings Ltd.	29,823	1,319,370
White Mountains Insurance Group Ltd.	2,080	1,483,227
Willis Towers Watson PLC	50,032	5,727,163
WR Berkley Corp.	35,720	1,791,358
XL Group PLC	108,561	3,936,422

		218,937,408
IT SERVICES — 6.64%
MasterCard Inc. Class A	360,377	32,084,364

175

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2016

Security	Shares	Value
Visa Inc. Class Aa	708,414	$52,769,759
Western Union Co. (The)	183,935	3,281,401

		88,135,524
REAL ESTATE INVESTMENT TRUSTS (REITS) — 21.56%
Alexandria Real Estate Equities Inc.	26,470	2,095,895
American Campus Communities Inc.	40,675	1,716,485
American Capital Agency Corp.	126,500	2,159,355
American Homes 4 Rent Class Aa	56,865	852,406
American Tower Corp.	154,141	14,541,662
Annaly Capital Management Inc.[a]	345,076	3,278,222
Apartment Investment & Management Co. Class A	56,950	2,229,592
Apple Hospitality REIT Inc.[a]	56,501	1,033,403
AvalonBay Communities Inc.	49,760	8,533,342
Blackstone Mortgage Trust Inc. Class A	33,611	832,881
Boston Properties Inc.	55,875	6,493,234
Brandywine Realty Trust	63,718	817,502
Brixmor Property Group Inc.	61,632	1,640,644
Camden Property Trust	31,697	2,418,481
Care Capital Properties Inc.	30,564	915,086
CBL & Associates Properties Inc.[a]	54,896	590,132
Chimera Investment Corp.	68,156	844,453
Colony Capital Inc.[a]	40,380	695,747
Columbia Property Trust Inc.	44,822	998,186
Communications Sales & Leasing Inc.[c]	43,360	832,946
Corporate Office Properties Trust	34,661	772,940
Corrections Corp. of America	42,641	1,228,487
Cousins Properties Inc.	73,780	635,984
Crown Castle International Corp.	121,305	10,456,491
CubeSmart	62,805	1,965,168
CYS Investments Inc.[a]	55,344	381,320

Security	Shares	Value
DCT Industrial Trust Inc.	32,134	$1,150,076
DDR Corp.[a]	110,137	1,884,444
DiamondRock Hospitality Co.	72,109	598,505
Digital Realty Trust Inc.[a]	53,336	4,271,147
Douglas Emmett Inc.	50,414	1,491,246
Duke Realty Corp.[a]	125,709	2,530,522
DuPont Fabros Technology Inc.	23,685	785,631
EastGroup Properties Inc.	11,494	613,665
EPR Properties	21,745	1,303,613
Equinix Inc.	24,926	7,741,349
Equity Commonwealth[c]	45,945	1,235,461
Equity Lifestyle Properties Inc.	29,158	1,922,095
Equity Residential	132,379	10,205,097
Essex Property Trust Inc.	24,052	5,125,722
Extra Space Storage Inc.	44,997	4,080,778
Federal Realty Investment Trust	25,245	3,807,703
Forest City Realty Trust Inc.[a,c]	78,782	1,552,005
Four Corners Property Trust Inc.	13,698	231,496
Gaming and Leisure Properties Inc.[a]	33,189	865,569
General Growth Properties Inc.	211,915	5,942,097
GEO Group Inc. (The)	26,794	792,567
Hatteras Financial Corp.	34,548	423,558
HCP Inc.	169,208	6,081,336
Healthcare Realty Trust Inc.[a]	36,535	1,060,976
Healthcare Trust of America Inc. Class Aa	45,981	1,289,307
Highwoods Properties Inc.	34,735	1,468,943
Hospitality Properties Trust[a]	61,058	1,440,358
Host Hotels & Resorts Inc.	274,076	3,795,953
Invesco Mortgage Capital Inc.	42,974	486,466
Iron Mountain Inc.[a]	69,983	1,927,332
Kilroy Realty Corp.	33,523	1,872,930

176

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2016

Security	Shares	Value
Kimco Realty Corp.	150,634	$4,095,738
Kite Realty Group Trust	29,981	794,497
Lamar Advertising Co. Class A	29,909	1,678,194
LaSalle Hotel Properties[a]	40,876	905,812
Lexington Realty Trust	77,373	567,144
Liberty Property Trust	53,499	1,568,591
Macerich Co. (The)	49,077	3,826,534
Mack-Cali Realty Corp.	32,550	676,715
Medical Properties Trust Inc.[a]	86,624	952,864
MFA Financial Inc.[a]	133,631	848,557
Mid-America Apartment Communities Inc.[a]	27,434	2,573,858
National Retail Properties Inc.[a]	49,551	2,127,720
New Residential Investment Corp.	83,295	948,730
NorthStar Realty Europe Corp.	23,378	220,688
NorthStar Realty Finance Corp.[a]	69,124	820,502
Omega Healthcare Investors Inc.	59,923	1,900,158
Outfront Media Inc.	50,381	1,095,787
Paramount Group Inc.	60,995	1,000,318
Pebblebrook Hotel Trust[a]	25,971	634,212
Piedmont Office Realty Trust Inc. Class Aa	52,919	979,531
Plum Creek Timber Co. Inc.	63,308	2,564,607
Post Properties Inc.	19,607	1,123,285
Potlatch Corp.	14,962	431,504
Prologis Inc.	190,678	7,526,061
Public Storage	53,561	13,580,927
Rayonier Inc.	44,642	941,500
Realty Income Corp.[a]	90,889	5,070,697
Redwood Trust Inc.[a]	31,006	333,935
Regency Centers Corp.	34,288	2,482,108
Retail Properties of America Inc. Class A	85,840	1,331,378

Security	Shares	Value
RLJ Lodging Trust	45,723	$836,274
Ryman Hospitality Properties Inc.	18,515	869,279
Senior Housing Properties Trust	85,501	1,238,054
Simon Property Group Inc.	112,603	20,975,687
SL Green Realty Corp.[a]	36,359	3,512,643
Sovran Self Storage Inc.	13,992	1,576,619
Spirit Realty Capital Inc.	160,611	1,683,203
Starwood Property Trust Inc.	86,503	1,647,017
Sun Communities Inc.[a]	20,935	1,394,062
Sunstone Hotel Investors Inc.[a]	78,387	931,233
Tanger Factory Outlet Centers Inc.	34,718	1,110,629
Taubman Centers Inc.	21,802	1,548,814
Two Harbors Investment Corp.	131,566	999,902
UDR Inc.	95,335	3,392,973
Urban Edge Properties	33,553	815,338
Ventas Inc.[a]	121,142	6,701,575
VEREIT Inc.	329,658	2,541,663
Vornado Realty Trust	64,490	5,704,785
Washington REIT	24,887	627,899
Weingarten Realty Investors	41,686	1,454,425
Welltower Inc.	128,646	8,004,354
Weyerhaeuser Co.	185,948	4,762,128
WP Carey Inc.	35,377	2,060,710
WP Glimcher Inc.	67,434	612,301
Xenia Hotels & Resorts Inc.[a]	40,675	595,075

		286,136,785
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.69%
Alexander & Baldwin Inc.	16,760	507,828
CBRE Group Inc. Class Ac	105,868	2,961,128
Howard Hughes Corp. (The)[a,c]	12,934	1,229,118
Jones Lang LaSalle Inc.	16,404	2,308,371

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2016

Security	Shares	Value
Realogy Holdings Corp.[c]	53,451	$1,753,193
RMR Group Inc. (The)[a,c]	2,123	44,265
St. Joe Co. (The)[a,c]	23,163	368,523

		9,172,426
THRIFTS & MORTGAGE FINANCE — 0.42%
Capitol Federal Financial Inc.	46,114	565,819
MGIC Investment Corp.[c]	123,643	818,517
New York Community Bancorp. Inc.	176,753	2,736,136
Radian Group Inc.	74,726	751,743
Washington Federal Inc.	33,797	721,566

		5,593,781

TOTAL COMMON STOCKS (Cost: $1,548,898,833)		1,326,970,683

SHORT-TERM INVESTMENTS — 4.13%

MONEY MARKET FUNDS — 4.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,d,e]	51,412,748	51,412,748
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,d,e]	2,705,892	2,705,892

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,d]	670,295	$670,295

		54,788,935

TOTAL SHORT-TERM INVESTMENTS (Cost: $54,788,935)		54,788,935

TOTAL INVESTMENTS IN SECURITIES — 104.13% (Cost: $1,603,687,768)		1,381,759,618

Other Assets, Less Liabilities — (4.13)%		(54,798,789)

NET ASSETS — 100.00%		$1,326,960,829

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

178

Schedule of Investments   (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%
BIOTECHNOLOGY — 24.93%
AbbVie Inc.	1,103,121	$60,561,343
ACADIA Pharmaceuticals Inc.[a,b]	59,176	1,224,351
Agios Pharmaceuticals Inc.[a,b]	17,681	746,492
Alexion Pharmaceuticals Inc.[a]	152,048	22,188,365
Alkermes PLC[a]	101,040	3,234,290
Alnylam Pharmaceuticals Inc.[a]	49,639	3,422,113
Amgen Inc.	509,018	77,742,319
Anacor Pharmaceuticals Inc.[a]	29,710	2,232,112
Baxalta Inc.	366,279	14,654,823
Biogen Inc.[a]	150,415	41,072,320
BioMarin Pharmaceutical Inc.[a]	108,874	8,058,853
Bluebird Bio Inc.[a,b]	24,575	1,016,422
Celgene Corp.[a]	530,160	53,185,651
Cepheid[a,b]	48,870	1,439,222
Clovis Oncology Inc.[a,b]	22,683	474,528
Dyax Corp.	95,647	106,168
Gilead Sciences Inc.	972,504	80,717,832
Halozyme Therapeutics Inc.[a,b]	74,290	653,752
Incyte Corp.[a]	114,287	8,064,091
Intercept Pharmaceuticals Inc.[a,b]	11,607	1,233,012
Intrexon Corp.[a,b]	33,372	972,460
Ionis Pharmaceuticals Inc.[a,b]	80,880	3,148,658
Juno Therapeutics Inc.[a,b]	47,680	1,315,014
Kite Pharma Inc.[a,b]	28,220	1,340,168
MannKind Corp.[a,b]	180,806	180,318
Medivation Inc.[a]	110,231	3,604,554

Security	Shares	Value
Myriad Genetics Inc.[a,b]	47,241	$1,840,982
Neurocrine Biosciences Inc.[a]	53,397	2,272,042
Novavax Inc.[a,b]	180,806	931,151
OPKO Health Inc.[a,b]	213,963	1,720,263
Portola Pharmaceuticals Inc.[a,b]	37,405	1,235,487
Puma Biotechnology Inc.[a,b]	14,864	620,423
Radius Health Inc.[a,b]	22,975	735,889
Regeneron Pharmaceuticals Inc.[a,b]	52,386	22,006,835
Seattle Genetics Inc.[a,b]	72,316	2,384,982
Ultragenyx Pharmaceutical Inc.[a]	23,795	1,336,089
United Therapeutics Corp.[a]	30,724	3,784,582
Vertex Pharmaceuticals Inc.[a]	165,814	15,047,621

		446,505,577
COMMERCIAL SERVICES & SUPPLIES — 0.10%
Healthcare Services Group Inc.[b]	48,213	1,705,294

		1,705,294
HEALTH CARE EQUIPMENT & SUPPLIES — 16.67%
Abbott Laboratories	1,006,610	38,100,188
ABIOMED Inc.[a]	26,275	2,242,046
Alere Inc.[a]	58,267	2,167,532
Align Technology Inc.[a]	48,707	3,221,481
Baxter International Inc.	369,134	13,510,304
Becton Dickinson and Co.	142,210	20,673,068
Boston Scientific Corp.[a,b]	907,749	15,912,840
Cooper Companies Inc. (The)	32,733	4,292,933
CR Bard Inc.	49,888	9,142,974

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2016

Security	Shares	Value
DENTSPLY International Inc.	94,612	$5,571,701
DexCom Inc.[a,b]	54,739	3,901,796
Edwards Lifesciences Corp.[a]	145,570	11,385,030
Haemonetics Corp.[a]	33,836	1,070,571
Halyard Health Inc.[a]	31,721	786,681
Hill-Rom Holdings Inc.	38,358	1,874,939
Hologic Inc.[a]	166,438	5,648,906
IDEXX Laboratories Inc.[a,b]	61,250	4,296,075
Intuitive Surgical Inc.[a,b]	25,211	13,635,369
Medtronic PLC	948,874	72,038,514
NuVasive Inc.[a,b]	33,148	1,528,786
ResMed Inc.	94,031	5,331,558
Sirona Dental Systems Inc.[a]	37,608	3,997,354
St. Jude Medical Inc.	190,783	10,084,789
STERIS PLC	57,795	4,001,726
Stryker Corp.	213,133	21,132,137
Teleflex Inc.	27,983	3,797,013
Varian Medical Systems Inc.[a]	65,236	5,031,653
West Pharmaceutical Services Inc.	48,539	2,777,401
Zimmer Biomet Holdings Inc.	115,516	11,466,118

		298,621,483
HEALTH CARE PROVIDERS & SERVICES — 16.00%
Acadia Healthcare Co. Inc.[a,b]	46,789	2,855,533
Aetna Inc.	235,308	23,963,767
Amsurg Corp.[a]	36,532	2,673,777
Anthem Inc.	176,176	22,989,206
Brookdale Senior Living Inc.[a]	124,418	2,025,525
Centene Corp.[a,b]	80,265	4,981,246
Cigna Corp.	173,834	23,224,222

Security	Shares	Value
Community Health Systems Inc.[a,b]	79,579	$1,709,357
DaVita HealthCare Partners Inc.[a]	112,613	7,558,585
Envision Healthcare Holdings Inc.[a]	125,548	2,774,611
Express Scripts Holding Co.[a]	456,356	32,798,306
HCA Holdings Inc.[a]	211,829	14,739,062
Health Net Inc./CAa	52,352	3,466,749
HealthSouth Corp.	61,482	2,200,441
Henry Schein Inc.[a,b]	56,008	8,481,851
Humana Inc.	100,020	16,282,256
Laboratory Corp. of America Holdings[a]	68,364	7,680,695
LifePoint Health Inc.[a,b]	29,281	2,043,521
Magellan Health Inc.[a]	17,272	984,504
MEDNAX Inc.[a,b]	63,322	4,398,346
Molina Healthcare Inc.[a]	27,697	1,520,842
Owens & Minor Inc.	42,185	1,461,710
Patterson Companies Inc.	56,236	2,387,781
Quest Diagnostics Inc.	96,903	6,363,620
Team Health Holdings Inc.[a,b]	49,028	2,003,774
Tenet Healthcare Corp.[a,b]	67,349	1,826,505
UnitedHealth Group Inc.	643,156	74,065,845
Universal Health Services Inc. Class B	61,634	6,942,454
WellCare Health Plans Inc.[a]	29,697	2,256,378

		286,660,469
LIFE SCIENCES TOOLS & SERVICES — 4.02%
Bio-Rad Laboratories Inc. Class Aa	14,064	1,794,707
Bio-Techne Corp.	25,003	2,067,498
Bruker Corp.[a,b]	74,761	1,669,413
Charles River Laboratories International Inc.[a]	31,500	2,338,245
Illumina Inc.[a]	98,795	15,604,670
PAREXEL International Corp.[a,b]	35,847	2,292,774

180

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2016

Security	Shares	Value
Quintiles Transnational Holdings Inc.[a]	64,649	$3,932,599
Thermo Fisher Scientific Inc.	269,316	35,565,871
Waters Corp.[a]	55,185	6,688,974

		71,954,751
PHARMACEUTICALS — 38.16%
Akorn Inc.[a,b]	53,794	1,398,106
Allergan PLC[a]	265,957	75,646,150
Bristol-Myers Squibb Co.	1,125,756	69,976,993
Catalent Inc.[a]	66,793	1,571,639
Eli Lilly & Co.	658,597	52,095,023
Endo International PLC[a]	140,592	7,798,638
Horizon Pharma PLC[a,b]	97,540	1,706,950
Impax Laboratories Inc.[a]	44,543	1,669,026
Innoviva Inc.	55,684	557,954
Jazz Pharmaceuticals PLC[a]	41,599	5,355,455
Johnson & Johnson	1,867,119	195,001,908
Mallinckrodt PLC[a]	78,071	4,535,145
Merck & Co. Inc.	1,885,075	95,516,750
Mylan NVa	278,747	14,687,180
Pacira Pharmaceuticals Inc./DEa,b	24,889	1,478,904
Perrigo Co. PLC	98,797	14,284,070
Pfizer Inc.	4,165,522	127,006,766
Zoetis Inc.	309,125	13,307,831

		683,594,488

TOTAL COMMON STOCKS
(Cost: $2,008,728,111)		1,789,042,062

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.38%

MONEY MARKET FUNDS — 3.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	56,176,074	$56,176,074
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	2,956,589	2,956,589
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	1,429,199	1,429,199

		60,561,862

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,561,862)		60,561,862

TOTAL INVESTMENTS IN SECURITIES — 103.26% (Cost: $2,069,289,973)		1,849,603,924
Other Assets, Less Liabilities — (3.26)%		(58,455,881)

NET ASSETS — 100.00%		$1,791,148,043

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

181

Schedule of Investments  (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 101.32%
AEROSPACE & DEFENSE — 21.67%
B/E Aerospace Inc.	23,007	$930,633
Boeing Co. (The)	138,668	16,658,187
BWX Technologies Inc.	23,434	701,614
Curtiss-Wright Corp.	10,062	694,278
DigitalGlobe Inc.[a,b]	14,629	191,640
Esterline Technologies Corp.[a]	6,532	514,134
General Dynamics Corp.	65,429	8,752,437
Hexcel Corp.	20,796	860,538
Honeywell International Inc.	169,694	17,512,421
Huntington Ingalls Industries Inc.	10,341	1,322,407
KLX Inc.[a]	11,455	334,830
L-3 Communications Holdings Inc.	17,257	2,016,308
Lockheed Martin Corp.	58,189	12,277,879
Moog Inc. Class Aa	7,386	342,193
Northrop Grumman Corp.	40,157	7,431,454
Orbital ATK Inc.	12,950	1,168,478
Precision Castparts Corp.	29,879	7,020,071
Raytheon Co.	66,296	8,501,799
Rockwell Collins Inc.	28,939	2,340,586
Spirit AeroSystems Holdings Inc. Class Aa	27,811	1,179,186
Teledyne Technologies Inc.[a,b]	7,810	634,563
Textron Inc.	60,248	2,061,687

Security	Shares	Value
TransDigm Group Inc.[a]	11,820	$2,656,309
Triumph Group Inc.	10,695	272,723
United Technologies Corp.	181,636	15,927,661

		112,304,016
AIR FREIGHT & LOGISTICS — 5.13%
CH Robinson Worldwide Inc.	31,619	2,047,963
Expeditors International of Washington Inc.	41,038	1,851,635
FedEx Corp.	57,822	7,683,387
Hub Group Inc. Class Aa	7,999	243,729
United Parcel Service Inc. Class B	153,279	14,285,603
XPO Logistics Inc.[a,b]	19,659	449,208

		26,561,525
BUILDING PRODUCTS — 1.76%
Allegion PLC	21,113	1,278,603
AO Smith Corp.	16,485	1,151,477
Armstrong World Industries Inc.[a]	10,481	405,405
Fortune Brands Home & Security Inc.	35,156	1,708,230
Lennox International Inc.	8,827	1,057,651
Masco Corp.	74,073	1,954,787
Owens Corning	25,663	1,185,374
USG Corp.[a,b]	19,767	353,632

		9,095,159
CHEMICALS — 1.10%
Sherwin-Williams Co. (The)	17,424	4,454,794
Valspar Corp. (The)	16,093	1,260,565

		5,715,359

182

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2016

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 3.86%
ADT Corp. (The)[b]	36,305	$1,073,902
Cintas Corp.	19,251	1,654,046
Clean Harbors Inc.[a,b]	11,540	511,337
Covanta Holding Corp.	29,580	418,261
Deluxe Corp.	10,833	605,565
Essendant Inc.	8,367	249,839
MSA Safety Inc.	6,982	298,830
Republic Services Inc.	52,748	2,305,088
RR Donnelley & Sons Co.	46,090	643,877
Stericycle Inc.[a]	18,710	2,251,748
Tetra Tech Inc.	13,115	347,416
Tyco International PLC	93,075	3,200,849
Waste Connections Inc.	26,938	1,615,472
Waste Management Inc.	91,424	4,840,901

		20,017,131
CONSTRUCTION & ENGINEERING — 1.14%
AECOM[a]	33,325	914,438
Chicago Bridge & Iron Co. NV	20,771	806,330
EMCOR Group Inc.	13,872	633,950
Fluor Corp.	31,173	1,399,356
Jacobs Engineering Group Inc.[a]	26,976	1,058,269
KBR Inc.	31,774	453,097
Quanta Services Inc.[a]	35,157	657,436

		5,922,876
CONSTRUCTION MATERIALS — 0.97%
Eagle Materials Inc.	11,093	593,919

Security	Shares	Value
Martin Marietta Materials Inc.	14,561	$1,828,571
Vulcan Materials Co.	29,351	2,588,758

		5,011,248
CONTAINERS & PACKAGING — 3.48%
AptarGroup Inc.	13,745	1,002,010
Avery Dennison Corp.	20,054	1,221,088
Ball Corp.	30,011	2,005,635
Bemis Co. Inc.	21,124	1,011,206
Berry Plastics Group Inc.[a]	26,455	822,751
Crown Holdings Inc.[a]	30,689	1,408,011
Graphic Packaging Holding Co.	72,112	819,192
International Paper Co.	91,272	3,122,415
Owens-Illinois Inc.[a]	35,173	455,139
Packaging Corp. of America	21,352	1,085,322
Sealed Air Corp.	43,461	1,761,474
Silgan Holdings Inc.	8,833	467,001
Sonoco Products Co.	22,216	877,754
WestRock Co.	56,602	1,996,919

		18,055,917
ELECTRICAL EQUIPMENT — 4.41%
Acuity Brands Inc.	9,639	1,951,223
AMETEK Inc.	52,371	2,464,055
Eaton Corp. PLC	101,896	5,146,767
Emerson Electric Co.	144,118	6,626,546
EnerSys	9,816	475,389
Generac Holdings Inc.[a,b]	14,893	423,259
Hubbell Inc.	11,977	1,083,080

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2016

Security	Shares	Value
Regal Beloit Corp.	9,827	$552,376
Rockwell Automation Inc.	29,065	2,777,742
Sensata Technologies Holding NVa	37,462	1,374,855

		22,875,292
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.86%
Amphenol Corp. Class A	67,868	3,364,217
Anixter International Inc.[a]	6,202	306,627
Arrow Electronics Inc.[a]	20,587	1,062,289
Avnet Inc.	29,057	1,159,955
Belden Inc.	9,266	395,843
Cognex Corp.	18,697	602,978
FEI Co.	8,991	651,398
FLIR Systems Inc.	30,403	888,984
IPG Photonics Corp.[a,b]	8,023	648,499
Itron Inc.[a,b]	8,252	271,986
Jabil Circuit Inc.	41,656	829,371
Keysight Technologies Inc.[a]	37,416	875,534
Knowles Corp.[a]	19,810	269,416
Littelfuse Inc.	4,929	502,265
National Instruments Corp.	22,130	630,705
TE Connectivity Ltd.	85,054	4,861,687
Trimble Navigation Ltd.[a]	55,134	1,063,535
VeriFone Systems Inc.[a]	25,294	591,627
Vishay Intertechnology Inc.[b]	29,949	343,216
Zebra Technologies Corp. Class Aa	11,471	692,848

		20,012,980
INDUSTRIAL CONGLOMERATES — 18.80%
3M Co.	135,571	20,471,221

Security	Shares	Value
Carlisle Companies Inc.	14,309	$1,197,377
Danaher Corp.	131,272	11,374,719
General Electric Co.	2,078,092	60,472,477
Roper Technologies Inc.	22,194	3,898,820

		97,414,614
INTERNET SOFTWARE & SERVICES — 1.21%
CoStar Group Inc.[a]	7,152	1,254,246
LinkedIn Corp. Class Aa	25,423	5,031,466

		6,285,712
IT SERVICES — 12.20%
Accenture PLC Class A	137,571	14,519,243
Alliance Data Systems Corp.[a]	13,460	2,689,174
Automatic Data Processing Inc.	101,548	8,437,623
Booz Allen Hamilton Holding Corp.	25,161	711,805
Broadridge Financial Solutions Inc.	26,105	1,398,184
Convergys Corp.	21,460	524,482
CoreLogic Inc./U.S.[a]	19,399	692,544
Euronet Worldwide Inc.[a]	11,043	880,900
Fidelity National Information Services Inc.	61,082	3,648,428
First Data Corp. Class Aa	39,899	533,450
Fiserv Inc.[a]	50,318	4,758,070
FleetCor Technologies Inc.[a]	17,043	2,093,562
Genpact Ltd.[a]	34,172	817,394
Global Payments Inc.	28,593	1,685,557
Jack Henry & Associates Inc.	17,595	1,428,362
MAXIMUS Inc.	14,379	767,407
NeuStar Inc. Class Aa,b	12,222	300,417

184

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2016

Security	Shares	Value
Paychex Inc.	70,647	$3,381,166
PayPal Holdings Inc.[a]	244,781	8,846,385
Sabre Corp.	36,653	938,683
Total System Services Inc.	37,262	1,496,442
WEX Inc.[a]	8,527	619,146
Xerox Corp.	209,504	2,042,664

		63,211,088
LIFE SCIENCES TOOLS & SERVICES — 1.12%
Agilent Technologies Inc.	72,961	2,746,982
Mettler-Toledo International Inc.[a]	6,023	1,884,296
PerkinElmer Inc.	24,639	1,190,556

		5,821,834
MACHINERY — 10.67%
Actuant Corp. Class A	12,951	301,499
AGCO Corp.	16,187	789,440
Allison Transmission Holdings Inc.	37,644	895,551
Caterpillar Inc.	128,195	7,978,857
CLARCOR Inc.	11,009	515,882
Colfax Corp.[a]	22,321	494,187
Crane Co.	10,940	522,494
Cummins Inc.	36,164	3,250,782
Deere & Co.	68,641	5,286,043
Donaldson Co. Inc.	27,150	765,087
Dover Corp.	34,116	1,994,080
Flowserve Corp.	28,806	1,113,064
Graco Inc.	12,307	894,473
Hillenbrand Inc.	13,772	372,946

Security	Shares	Value
IDEX Corp.	16,844	$1,221,358
Illinois Tool Works Inc.	72,029	6,487,652
Ingersoll-Rand PLC	57,473	2,958,135
ITT Corp.	19,710	639,590
Joy Global Inc.	21,282	212,182
Kennametal Inc.	17,723	313,697
Lincoln Electric Holdings Inc.	14,512	772,619
Manitowoc Co. Inc. (The)	30,162	474,750
Mueller Industries Inc.	12,399	315,555
Navistar International Corp.[a,b]	14,180	103,089
Nordson Corp.	11,810	713,678
Oshkosh Corp.	16,509	543,641
PACCAR Inc.	77,819	3,818,578
Parker-Hannifin Corp.	29,938	2,908,776
Pentair PLC	39,682	1,869,816
SPX Corp.	8,871	82,500
SPX FLOW Inc.[a]	8,871	211,485
Terex Corp.	23,670	530,208
Timken Co. (The)	16,019	425,304
Toro Co. (The)	12,064	899,009
Trinity Industries Inc.	33,639	720,547
Valmont Industries Inc.	5,098	543,396
Wabtec Corp./DE	21,238	1,358,170
Woodward Inc.	12,519	578,253
Xylem Inc./NY	39,484	1,419,450

		55,295,823
MARINE — 0.12%
Kirby Corp.[a]	11,901	602,786

		602,786

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2016

Security	Shares	Value
MULTI-UTILITIES — 0.14%
MDU Resources Group Inc.	42,973	$725,384

		725,384
PAPER & FOREST PRODUCTS — 0.10%
Louisiana-Pacific Corp.[a]	31,452	494,425

		494,425
PROFESSIONAL SERVICES — 1.73%
Advisory Board Co. (The)[a]	9,291	425,249
CEB Inc.	7,223	426,013
Equifax Inc.	26,084	2,759,687
FTI Consulting Inc.[a]	9,193	311,551
ManpowerGroup Inc.	16,205	1,237,252
Robert Half International Inc.	29,208	1,278,434
Verisk Analytics Inc. Class Aa	34,317	2,505,141

		8,943,327
ROAD & RAIL — 5.58%
CSX Corp.	214,655	4,941,358
Genesee & Wyoming Inc. Class Aa	12,520	620,742
JB Hunt Transport Services Inc.	19,930	1,448,911
Kansas City Southern	24,026	1,702,963
Landstar System Inc.	9,503	545,567
Norfolk Southern Corp.	65,737	4,634,459

Security	Shares	Value
Old Dominion Freight Line Inc.[a]	15,309	$839,392
Ryder System Inc.	11,757	625,120
Union Pacific Corp.	188,062	13,540,464

		28,898,976
TRADING COMPANIES & DISTRIBUTORS — 2.06%
Air Lease Corp.	20,860	537,354
Applied Industrial Technologies Inc.	8,750	336,350
Fastenal Co.[b]	63,778	2,586,836
GATX Corp.	9,364	383,737
HD Supply Holdings Inc.[a]	40,327	1,059,390
MRC Global Inc.[a]	22,824	229,381
MSC Industrial Direct Co. Inc. Class A	10,681	692,236
NOW Inc.[a]	23,313	316,124
United Rentals Inc.[a]	20,432	978,897
Watsco Inc.	5,669	658,794
WESCO International Inc.[a,b]	9,379	378,724
WW Grainger Inc.	12,718	2,501,503

		10,659,326
TRANSPORTATION INFRASTRUCTURE — 0.21%
Macquarie Infrastructure Corp.	16,347	1,096,230

		1,096,230

TOTAL COMMON STOCKS (Cost: $616,745,642)		525,021,028

186

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.70%
MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	2,710,152	$2,710,152
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	142,637	142,637
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	790,971	790,971

		3,643,760

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,643,760)		3,643,760

TOTAL INVESTMENTS IN SECURITIES — 102.02% (Cost: $620,389,402)		528,664,788
Other Assets, Less Liabilities — (2.02)%		(10,448,511)

NET ASSETS — 100.00%		$518,216,277

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

187

Schedule of Investments  (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 100.41%
COMMERCIAL SERVICES & SUPPLIES — 0.12%
Pitney Bowes Inc.	154,926	$3,033,451

		3,033,451
COMMUNICATIONS EQUIPMENT — 8.28%
Arista Networks Inc.[a,b]	29,068	1,744,952
ARRIS International PLC[a,b]	138,246	3,521,126
Brocade Communications Systems Inc.	329,449	2,629,003
Ciena Corp.[a,b]	104,027	1,848,560
Cisco Systems Inc.	3,751,445	89,246,877
CommScope Holding Co. Inc.[a,b]	101,401	2,273,410
EchoStar Corp. Class Aa	38,608	1,356,299
F5 Networks Inc.[a]	53,885	5,053,335
Finisar Corp.[a,b]	93,763	1,190,790
Harris Corp.	93,915	8,167,788
Infinera Corp.[a]	115,888	1,775,404
InterDigital Inc./PA	26,211	1,180,543
Juniper Networks Inc.	269,958	6,371,009
Lumentum Holdings Inc.[a]	44,150	871,080
Motorola Solutions Inc.	121,324	8,100,803
NetScout Systems Inc.[a]	81,409	1,754,364
Palo Alto Networks Inc.[a]	55,165	8,246,616
Plantronics Inc.	29,135	1,306,122
Polycom Inc.[a]	115,979	1,181,826

Security	Shares	Value
QUALCOMM Inc.	1,112,709	$50,450,226
ViaSat Inc.[a,b]	35,936	2,246,000
Viavi Solutions Inc.[a,b]	209,429	1,047,145

		201,563,278
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.07%
CDW Corp./DE	115,363	4,435,708
Corning Inc.	882,620	16,425,558
Ingram Micro Inc. Class A	121,540	3,427,428
Tech Data Corp.[a,b]	28,898	1,803,235

		26,091,929
HEALTH CARE TECHNOLOGY — 0.99%
Allscripts Healthcare Solutions Inc.[a]	152,958	2,107,761
athenahealth Inc.[a,b]	29,962	4,248,612
Cerner Corp.[a,b]	227,820	13,215,838
IMS Health Holdings Inc.[a,b]	117,213	2,709,964
Medidata Solutions Inc.[a,b]	45,186	1,930,798

		24,212,973
HOUSEHOLD DURABLES — 0.13%
Garmin Ltd.	92,444	3,252,180

		3,252,180
INTERNET SOFTWARE & SERVICES — 23.44%
Akamai Technologies Inc.[a]	135,445	6,179,001
Alphabet Inc. Class Aa	208,558	158,785,633
Alphabet Inc. Class Ca	212,689	158,017,293

188

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2016

Security	Shares	Value
Demandware Inc.[a,b]	29,253	$1,241,205
eBay Inc.[a]	822,550	19,297,023
Facebook Inc. Class Aa	1,631,269	183,044,695
IAC/InterActiveCorp	60,513	3,143,045
j2 Global Inc.	36,618	2,655,171
Pandora Media Inc.[a,b]	167,088	1,624,095
Rackspace Hosting Inc.[a,b]	93,824	1,896,183
Twitter Inc.[a,b]	449,304	7,548,307
VeriSign Inc.[a,b]	74,745	5,650,722
Yahoo! Inc.[a]	647,106	19,096,098
Zillow Group Inc. Class Aa,b	41,663	902,837
Zillow Group Inc. Class Ca,b	85,969	1,762,365

		570,843,673
IT SERVICES — 6.08%
Amdocs Ltd.	116,733	6,389,964
CACI International Inc. Class Aa	20,122	1,671,535
Cognizant Technology Solutions Corp. Class Aa,b	451,428	28,579,907
Computer Sciences Corp.	107,346	3,442,586
CSRA Inc.	108,636	2,909,272
DST Systems Inc.	25,839	2,723,689
EPAM Systems Inc.[a,b]	33,521	2,510,723
Gartner Inc.[a,b]	63,256	5,559,570
International Business Machines Corp.	659,702	82,324,213
Leidos Holdings Inc.	51,341	2,367,847
Science Applications International Corp.	34,960	1,489,995
Teradata Corp.[a,b]	106,006	2,580,186
Vantiv Inc. Class Aa	119,325	5,614,241

		148,163,728

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.93%
Advanced Micro Devices Inc.[a,b]	560,185	$1,232,407
Analog Devices Inc.	233,682	12,586,113
Applied Materials Inc.	858,456	15,151,748
Atmel Corp.	332,772	2,682,142
Avago Technologies Ltd.	192,271	25,708,556
Broadcom Corp. Class A	411,384	22,490,363
Cavium Inc.[a]	44,558	2,574,116
Cree Inc.[a,b]	76,019	2,130,813
Cypress Semiconductor Corp.	270,475	2,125,934
Fairchild Semiconductor International Inc.[a]	83,986	1,720,873
Integrated Device Technology Inc.[a,b]	115,756	2,949,463
Intel Corp.	3,486,288	108,144,654
KLA-Tencor Corp.	117,809	7,892,025
Lam Research Corp.	119,451	8,575,387
Linear Technology Corp.	180,806	7,725,840
Marvell Technology Group Ltd.	369,247	3,267,836
Maxim Integrated Products Inc.	215,297	7,190,920
Microchip Technology Inc.	154,047	6,902,846
Micron Technology Inc.[a]	819,273	9,036,581
Microsemi Corp.[a,b]	87,870	2,785,479
NVIDIA Corp.	383,463	11,231,631
ON Semiconductor Corp.[a]	326,970	2,798,863
Qorvo Inc.[a,b]	109,237	4,325,785
Semtech Corp.[a,b]	48,227	969,363
Silicon Laboratories Inc.[a,b]	32,699	1,491,074
Skyworks Solutions Inc.	143,800	9,910,696
SunEdison Inc.[a,b]	233,971	732,329
Synaptics Inc.[a,b]	29,489	2,161,839
Teradyne Inc.	161,221	3,132,524
Texas Instruments Inc.	751,695	39,787,216

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2016

Security	Shares	Value
Xilinx Inc.	193,334	$9,718,900

		339,134,316
SOFTWARE — 25.83%
ACI Worldwide Inc.[a]	87,283	1,562,366
Adobe Systems Inc.[a]	370,024	32,980,239
ANSYS Inc.[a,b]	67,785	5,977,959
Aspen Technology Inc.[a,b]	67,079	2,176,043
Autodesk Inc.[a]	170,868	8,000,040
Blackbaud Inc.	37,101	2,280,969
CA Inc.	236,234	6,787,003
Cadence Design Systems Inc.[a]	229,054	4,480,296
CDK Global Inc.	121,731	5,362,250
Citrix Systems Inc.[a]	116,119	8,181,745
CommVault Systems Inc.[a]	36,180	1,357,474
Fair Isaac Corp.	25,145	2,403,108
FireEye Inc.[a,b]	118,704	1,672,539
Fortinet Inc.[a,b]	114,941	3,234,440
Guidewire Software Inc.[a,b]	56,252	3,096,110
Intuit Inc.	196,690	18,785,862
Manhattan Associates Inc.[a]	57,184	3,296,658
Mentor Graphics Corp.	73,879	1,284,017
Microsoft Corp.	5,800,489	319,548,939
NetSuite Inc.[a,b]	30,348	2,105,241
Nuance Communications Inc.[a]	193,247	3,406,945
Oracle Corp.	2,366,276	85,919,481
Proofpoint Inc.[a,b]	33,191	1,671,499
PTC Inc.[a]	90,799	2,688,558
Qlik Technologies Inc.[a]	76,190	1,907,798
Red Hat Inc.[a]	137,535	9,634,327

Security	Shares	Value
salesforce.com inc.[a]	463,097	$31,518,382
ServiceNow Inc.[a]	113,108	7,036,449
SolarWinds Inc.[a]	49,108	2,944,025
Solera Holdings Inc.	52,949	2,873,013
Splunk Inc.[a]	98,883	4,577,294
SS&C Technologies Holdings Inc.	62,150	3,995,623
Symantec Corp.	507,591	10,070,605
Synopsys Inc.[a]	119,415	5,122,903
Tableau Software Inc. Class Aa	41,100	3,297,864
Tyler Technologies Inc.[a]	25,143	3,948,959
Ultimate Software Group Inc. (The)[a,b]	22,225	3,903,377
Verint Systems Inc.[a,b]	50,933	1,864,657
VMware Inc. Class Aa,b	61,195	2,799,671
Workday Inc. Class Aa,b	84,816	5,344,256

		629,098,984
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 20.54%
3D Systems Corp.[a,b]	79,221	634,560
Apple Inc.	4,061,661	395,362,082
Diebold Inc.	48,072	1,332,556
Electronics For Imaging Inc.[a,b]	39,599	1,638,607
EMC Corp./MA	1,437,425	35,605,017
Hewlett Packard Enterprise Co.	1,340,058	18,439,198
HP Inc.	1,351,538	13,123,434
Lexmark International Inc. Class A	45,798	1,291,962
NCR Corp.[a]	100,185	2,137,948
NetApp Inc.	224,135	4,915,280
SanDisk Corp.	150,732	10,656,752
Seagate Technology PLC	227,384	6,605,505

190

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2016

Security	Shares	Value
Western Digital Corp.	174,899	$8,391,654

		500,134,555

TOTAL COMMON STOCKS (Cost: $2,575,062,367)		2,445,529,067
SHORT-TERM INVESTMENTS — 3.04%
MONEY MARKET FUNDS — 3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	68,358,045	68,358,045
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	3,597,736	3,597,736
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	2,099,835	2,099,835

		74,055,616

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,055,616)		74,055,616

TOTAL INVESTMENTS IN SECURITIES — 103.45% (Cost: $2,649,117,983)		2,519,584,683
Other Assets, Less Liabilities — (3.45)%		(84,118,726)

NET ASSETS — 100.00%		$2,435,465,957

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

191

Schedule of Investments  (Unaudited)

iSHARES® U.S. UTILITIES ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.85%

ELECTRIC UTILITIES — 53.32%
ALLETE Inc.	43,845	$2,319,401
American Electric Power Co. Inc.	469,857	28,647,181
Cleco Corp.	57,924	3,078,081
Duke Energy Corp.	658,942	49,618,333
Edison International	311,894	19,275,049
El Paso Electric Co.	38,621	1,580,758
Entergy Corp.	170,766	12,052,664
Eversource Energy	303,640	16,335,832
Exelon Corp.	880,292	26,030,234
FirstEnergy Corp.	404,967	13,388,209
Great Plains Energy Inc.	147,540	4,113,415
Hawaiian Electric Industries Inc.	102,919	3,079,337
IDACORP Inc.	48,200	3,354,238
ITC Holdings Corp.	146,859	5,859,674
NextEra Energy Inc.	440,872	49,249,811
Pepco Holdings Inc.	242,774	6,477,210
Pinnacle West Capital Corp.	106,113	7,036,353
PNM Resources Inc.	76,100	2,390,301
Portland General Electric Co.	85,010	3,304,339
PPL Corp.	643,099	22,547,051
Southern Co. (The)	870,125	42,566,515
Westar Energy Inc.	135,293	5,893,363
Xcel Energy Inc.	485,822	18,568,117

		346,765,466

Security	Shares	Value
GAS UTILITIES — 6.84%
AGL Resources Inc.	115,101	$7,315,819
Atmos Energy Corp.	97,168	6,725,969
National Fuel Gas Co.	81,032	3,673,181
New Jersey Resources Corp.	82,189	2,894,697
ONE Gas Inc.	49,972	2,826,416
Piedmont Natural Gas Co. Inc.	75,962	4,499,989
Questar Corp.	167,417	3,413,633
South Jersey Industries Inc.	65,978	1,640,213
Southwest Gas Corp.	45,394	2,670,529
UGI Corp.	165,068	5,612,312
WGL Holdings Inc.	47,722	3,187,352

		44,460,110
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.43%
AES Corp./VA	644,093	6,118,884
Calpine Corp.[a]	314,252	4,811,198
Dynegy Inc.[a]	106,013	1,255,194
NRG Energy Inc.	300,807	3,200,587
Talen Energy Corp.[a,b]	61,349	438,645

		15,824,508
MULTI-UTILITIES — 34.73%
Alliant Energy Corp.	108,516	7,090,435
Ameren Corp.	232,269	10,433,524
Avista Corp.	59,527	2,204,285
Black Hills Corp.	49,051	2,417,233
CenterPoint Energy Inc.	411,869	7,360,099

192

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

January 31, 2016

Security	Shares	Value
CMS Energy Corp.	265,234	$10,312,298
Consolidated Edison Inc.	280,671	19,475,761
Dominion Resources Inc./VA	569,913	41,130,621
DTE Energy Co.	171,809	14,605,483
NiSource Inc.	305,047	6,409,037
NorthWestern Corp.	46,150	2,577,016
PG&E Corp.	469,509	25,780,739
Public Service Enterprise Group Inc.	484,352	20,003,738
SCANA Corp.	136,811	8,612,252
Sempra Energy	225,729	21,387,823
TECO Energy Inc.	225,173	6,106,692
Vectren Corp.	79,187	3,313,184
WEC Energy Group Inc.	302,200	16,690,506

		225,910,726
WATER UTILITIES — 2.53%
American Water Works Co. Inc.	171,801	11,151,603
Aqua America Inc.	168,885	5,324,944

		16,476,547

TOTAL COMMON STOCKS
(Cost: $719,382,460)		649,437,357

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	9,317	$9,317
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	490	490
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	758,931	758,931

		768,738

TOTAL SHORT-TERM INVESTMENTS (Cost: $768,738)		768,738

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $720,151,198)		650,206,095
Other Assets, Less Liabilities — 0.03%		221,425

NET ASSETS — 100.00%		$650,427,520

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

193

Notes to Schedules of Investments   (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Cohen & Steers REIT	Morningstar Small-Cap Value
Core Dividend Growth	MSCI KLD 400 Social
Core High Dividend	MSCI USA ESG Select
Dow Jones U.S.	Real Estate 50
Europe Developed Real Estate	Select Dividend
Global REIT	Transportation Average
International Developed Real Estate	U.S. Basic Materials
International Select Dividend	U.S. Consumer Goods
Morningstar Large-Cap	U.S. Consumer Services
Morningstar Large-Cap Growth	U.S. Energy
Morningstar Large-Cap Value	U.S. Financial Services
Morningstar Mid-Cap	U.S. Financials
Morningstar Mid-Cap Growth	U.S. Healthcare
Morningstar Mid-Cap Value	U.S. Industrials
Morningstar Small-Cap	U.S. Technology
Morningstar Small-Cap Growth	U.S. Utilities

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

194

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

195

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Cohen & Steers REIT
Investments:
Assets:
Common Stocks	$3,479,315,164	$—	$—	$3,479,315,164
Money Market Funds	413,475,801	—	—	413,475,801

Total	$3,892,790,965	$—	$—	$3,892,790,965

Core Dividend Growth
Investments:
Assets:
Common Stocks	$349,487,614	$—	$—	$349,487,614
Money Market Funds	550,970	—	—	550,970

Total	$350,038,584	$—	$—	$350,038,584

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(40,444)	$—	$—	$(40,444)

Total	$(40,444)	$—	$—	$(40,444)

Core High Dividend
Investments:
Assets:
Common Stocks	$4,250,737,153	$—	$—	$4,250,737,153
Money Market Funds	4,682,589	—	—	4,682,589

Total	$4,255,419,742	$—	$—	$4,255,419,742

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(197,797)	$—	$—	$(197,797)

Total	$(197,797)	$—	$—	$(197,797)

Dow Jones U.S.
Investments:
Assets:
Common Stocks	$881,742,592	$1,374,051	$—	$883,116,643
Money Market Funds	23,090,870	—	—	23,090,870

Total	$904,833,462	$1,374,051	$—	$906,207,513

Europe Developed Real Estate
Investments:
Assets:
Common Stocks	$64,919,951	$1,634	$—	$64,921,585
Investment Companies	137,853	—	—	137,853
Money Market Funds	314,156	—	—	314,156

Total	$65,371,960	$1,634	$—	$65,373,594

Global REIT
Investments:
Assets:
Common Stocks	$101,358,588	$503	$—	$101,359,091
Money Market Funds	2,997,026	—	—	2,997,026

Total	$104,355,614	$503	$—	$104,356,117

196

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
International Developed Real Estate
Investments:
Assets:
Common Stocks	$571,775,426	$5,338	$—	$571,780,764
Investment Companies	460,761	—	—	460,761
Money Market Funds	2,515,317	—	—	2,515,317

Total	$574,751,504	$5,338	$—	$574,756,842

International Select Dividend
Investments:
Assets:
Common Stocks	$2,420,029,241	$—	$—	$2,420,029,241
Money Market Funds	14,856,212	—	—	14,856,212

Total	$2,434,885,453	$—	$—	$2,434,885,453

Morningstar Large-Cap
Investments:
Assets:
Common Stocks	$569,629,409	$—	$—	$569,629,409
Money Market Funds	3,898,211	—	—	3,898,211

Total	$573,527,620	$—	$—	$573,527,620

Morningstar Large-Cap Growth
Investments:
Assets:
Common Stocks	$797,314,425	$4,442,757	$—	$801,757,182
Money Market Funds	9,662,138	—	—	9,662,138

Total	$806,976,563	$4,442,757	$—	$811,419,320

Morningstar Large-Cap Value
Investments:
Assets:
Common Stocks	$280,212,174	$—	$—	$280,212,174
Money Market Funds	423,188	—	—	423,188

Total	$280,635,362	$—	$—	$280,635,362

Morningstar Mid-Cap
Investments:
Assets:
Common Stocks	$481,019,578	$—	$—	$481,019,578
Money Market Funds	20,897,327	—	—	20,897,327

Total	$501,916,905	$—	$—	$501,916,905

Morningstar Mid-Cap Growth
Investments:
Assets:
Common Stocks	$196,417,704	$25,590	$—	$196,443,294
Money Market Funds	22,508,587	—	—	22,508,587

Total	$218,926,291	$25,590	$—	$218,951,881

Morningstar Mid-Cap Value
Investments:
Assets:
Common Stocks	$167,775,443	$—	$—	$167,775,443
Money Market Funds	5,757,019	—	—	5,757,019

Total	$173,532,462	$—	$—	$173,532,462

Morningstar Small-Cap
Investments:
Assets:
Common Stocks	$181,462,095	$—	$—	$181,462,095
Money Market Funds	33,350,104	—	—	33,350,104

Total	$214,812,199	$—	$—	$214,812,199

197

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Morningstar Small-Cap Growth
Investments:
Assets:
Common Stocks	$101,475,802	$—	$—	$101,475,802
Money Market Funds	30,438,204	—	—	30,438,204

Total	$131,914,006	$—	$—	$131,914,006

Morningstar Small-Cap Value
Investments:
Assets:
Common Stocks	$333,084,868	$105,134	$—	$333,190,002
Money Market Funds	26,821,073	—	—	26,821,073

Total	$359,905,941	$105,134	$—	$360,011,075

MSCI KLD 400 Social
Investments:
Assets:
Common Stocks	$462,721,197	$—	$—	$462,721,197
Money Market Funds	10,238,459	—	—	10,238,459

Total	$472,959,656	$—	$—	$472,959,656

MSCI USA ESG Select
Investments:
Assets:
Common Stocks	$337,517,452	$—	$—	$337,517,452
Money Market Funds	4,161,798	—	—	4,161,798

Total	$341,679,250	$—	$—	$341,679,250

Real Estate 50
Investments:
Assets:
Common Stocks	$74,666,235	$—	$—	$74,666,235
Money Market Funds	5,231,449	—	—	5,231,449

Total	$79,897,684	$—	$—	$79,897,684

Select Dividend
Investments:
Assets:
Common Stocks	$12,789,746,925	$—	$—	$12,789,746,925
Money Market Funds	7,712,337	—	—	7,712,337

Total	$12,797,459,262	$—	$—	$12,797,459,262

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(153,798)	$—	$—	$(153,798)

Total	$(153,798)	$—	$—	$(153,798)

Transportation Average
Investments:
Assets:
Common Stocks	$563,324,951	$—	$—	$563,324,951
Money Market Funds	25,485,617	—	—	25,485,617

Total	$588,810,568	$—	$—	$588,810,568

U.S. Basic Materials
Investments:
Assets:
Common Stocks	$290,595,300	$—	$—	$290,595,300
Money Market Funds	6,910,271	—	—	6,910,271

Total	$297,505,571	$—	$—	$297,505,571

198

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
U.S. Consumer Goods
Investments:
Assets:
Common Stocks	$748,211,419	$—	$—	$748,211,419
Money Market Funds	23,853,326	—	—	23,853,326

Total	$772,064,745	$—	$—	$772,064,745

U.S. Consumer Services
Investments:
Assets:
Common Stocks	$985,678,679	$—	$—	$985,678,679
Money Market Funds	49,530,639	—	—	49,530,639

Total	$1,035,209,318	$—	$—	$1,035,209,318

U.S. Energy
Investments:
Assets:
Common Stocks	$1,002,256,406	$—	$—	$1,002,256,406
Money Market Funds	30,401,028	—	—	30,401,028

Total	$1,032,657,434	$—	$—	$1,032,657,434

U.S. Financial Services
Investments:
Assets:
Common Stocks	$626,597,622	$—	$—	$626,597,622
Money Market Funds	5,302,868	—	—	5,302,868

Total	$631,900,490	$—	$—	$631,900,490

U.S. Financials
Investments:
Assets:
Common Stocks	$1,326,970,683	$—	$—	$1,326,970,683
Money Market Funds	54,788,935	—	—	54,788,935

Total	$1,381,759,618	$—	$—	$1,381,759,618

U.S. Healthcare
Investments:
Assets:
Common Stocks	$1,788,935,894	$106,168	$—	$1,789,042,062
Money Market Funds	60,561,862	—	—	60,561,862

Total	$1,849,497,756	$106,168	$—	$1,849,603,924

U.S. Industrials
Investments:
Assets:
Common Stocks	$525,021,028	$—	$—	$525,021,028
Money Market Funds	3,643,760	—	—	3,643,760

Total	$528,664,788	$—	$—	$528,664,788

U.S. Technology
Investments:
Assets:
Common Stocks	$2,423,038,704	$22,490,363	$—	$2,445,529,067
Money Market Funds	74,055,616	—	—	74,055,616

Total	$2,497,094,320	$22,490,363	$—	$2,519,584,683

U.S. Utilities
Investments:
Assets:
Common Stocks	$649,437,357	$—	$—	$649,437,357
Money Market Funds	768,738	—	—	768,738

Total	$650,206,095	$—	$—	$650,206,095

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

199

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers REIT	$3,685,155,617	$422,146,969	$(214,511,621)	$207,635,348
Core Dividend Growth	355,875,316	12,917,884	(18,754,616)	(5,836,732)
Core High Dividend	4,348,683,003	189,172,913	(282,436,174)	(93,263,261)
Dow Jones U.S.	766,335,545	217,590,389	(77,718,421)	139,871,968
Europe Developed Real Estate	72,123,529	733,313	(7,483,248)	(6,749,935)
Global REIT	104,207,194	2,545,356	(2,396,433)	148,923
International Developed Real Estate	680,605,264	18,371,517	(124,219,939)	(105,848,422)
International Select Dividend	3,200,701,392	98,314,910	(864,130,849)	(765,815,939)
Morningstar Large-Cap	555,163,848	56,152,997	(37,789,225)	18,363,772
Morningstar Large-Cap Growth	654,872,161	178,821,025	(22,273,866)	156,547,159
Morningstar Large-Cap Value	281,021,836	20,137,032	(20,523,506)	(386,474)
Morningstar Mid-Cap	517,065,139	36,197,754	(51,345,988)	(15,148,234)
Morningstar Mid-Cap Growth	200,125,802	35,257,969	(16,431,890)	18,826,079
Morningstar Mid-Cap Value	175,558,590	18,720,014	(20,746,142)	(2,026,128)
Morningstar Small-Cap	222,087,580	13,875,260	(21,150,641)	(7,275,381)
Morningstar Small-Cap Growth	138,733,781	10,993,448	(17,813,223)	(6,819,775)
Morningstar Small-Cap Value	391,663,357	28,642,023	(60,294,305)	(31,652,282)
MSCI KLD 400 Social	436,949,399	63,135,478	(27,125,221)	36,010,257
MSCI USA ESG Select	317,024,983	45,225,288	(20,571,021)	24,654,267
Real Estate 50	71,207,261	13,329,577	(4,639,154)	8,690,423
Select Dividend	11,462,034,458	2,464,235,293	(1,128,810,489)	1,335,424,804
Transportation Average	810,284,098	–	(221,473,530)	(221,473,530)
U.S. Basic Materials	464,788,691	1,564,302	(168,847,422)	(167,283,120)
U.S. Consumer Goods	800,987,420	26,652,399	(55,575,074)	(28,922,675)
U.S. Consumer Services	1,050,108,544	75,170,954	(90,070,180)	(14,899,226)
U.S. Energy	1,608,973,817	1,861,468	(578,177,851)	(576,316,383)
U.S. Financial Services	755,420,912	4,963,041	(128,483,463)	(123,520,422)
U.S. Financials	1,607,422,133	14,612,787	(240,275,302)	(225,662,515)
U.S. Healthcare	2,075,639,662	10,316,123	(236,351,861)	(226,035,738)
U.S. Industrials	623,867,699	14,561,246	(109,764,157)	(95,202,911)
U.S. Technology	2,667,041,283	197,031,175	(344,487,775)	(147,456,600)
U.S. Utilities	721,420,901	10,128,917	(81,343,723)	(71,214,806)

200

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Dividend Growth
BlackRock Inc.	2,851	4,612	(2,588)	4,875	$1,532,018	$28,057	$(72,276)
PNC Financial Services Group Inc. (The)	—	17,213	(357)	16,856	1,460,572	8,352	(489)

					$2,992,590	$36,409	$(72,765)

Dow Jones U.S.
BlackRock Inc.	5,639	910	(904)	5,645	$1,773,998	$37,156	$99,799
PNC Financial Services Group Inc. (The)	23,210	3,460	(3,863)	22,807	1,976,227	36,385	83,757

					$3,750,225	$73,541	$183,556

International Select Dividend
Monadelphous Group Ltd.	8,395,650	—	(1,234,048)	7,161,602	$31,559,686	$2,621,375	$(13,326,724)

201

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES TRUST

Neopost SAa	1,934,944	61,761	(685,368)	1,311,337	31,287,445	4,086,784	(9,249,290)

					$62,847,131	$6,708,159	$(22,576,014)

Morningstar Large-Cap Growth
BlackRock Inc.	16,051	4,189	(1,772)	18,468	$5,803,754	$113,425	$4,073

Morningstar Large-Cap Value
PNC Financial Services Group Inc. (The)	32,020	4,549	(7,954)	28,615	$2,479,490	$41,617	$159,631

Morningstar Small-Cap Value
PennyMac Mortgage Investment Trust	53,341	—	—	53,341	$722,771	$82,679	$—

MSCI KLD 400 Social
Blackrock Inc.	7,367	1,907	(1,700)	7,574	$2,380,205	$47,278	$66,045
PNC Financial Services Group Inc. (The)	29,327	8,015	(5,631)	31,711	2,747,758	47,864	82,585

					$5,127,963	$95,142	$148,630

MSCI USA ESG Select
BlackRock Inc.	10,589	4,211	(1,064)	13,736	$4,316,675	$82,844	$57,718

Select Dividend
Avista Corp.	3,387,065	235,735	(470,210)	3,152,590	$116,740,408	$3,238,008	$3,026,557
Bank of Hawaii Corp.	2,446,999	171,016	(340,483)	2,277,532	136,492,493	3,192,588	5,313,295
Black Hills Corp.	2,788,058	192,900	(386,027)	2,594,931	127,878,199	3,285,908	3,615,860
Guess? Inc.[a]	4,333,874	306,597	(606,416)	4,034,055	74,791,380	2,828,726	457,877
IDACORP Inc.[a]	2,601,021	182,336	(362,505)	2,420,852	168,467,091	3,674,852	2,680,303
Mercury General Corp.	3,780,855	—	(232,132)	3,548,723	164,767,209	6,796,878	14,523
Meredith Corp.	2,843,131	196,922	(393,938)	2,646,115	111,957,126	3,771,148	3,526,070
NorthWestern Corp.	—	3,358,489	(384,166)	2,974,323	166,086,196	2,930,336	608,023
Tupperware Brands Corp.	3,398,108	240,103	(475,680)	3,162,531	146,836,314	6,709,633	(47,450)

					$1,214,016,416	$36,428,077	$19,195,058

U.S. Financial Services
BlackRock Inc.	31,919	36,302	(28,538)	39,683	$12,470,780	$306,140	$1,226,658
PNC Financial Services Group Inc. (The)	131,009	146,709	(118,111)	159,607	13,829,947	284,565	1,701,780

					$26,300,727	$590,705	$2,928,438

U.S. Financials
BlackRock Inc.	37,178	43,352	(34,575)	45,955	$14,441,818	$317,164	$(545,036)
PNC Financial Services Group Inc. (The)	152,608	175,816	(143,623)	184,801	16,013,007	298,352	42,302

					$30,454,825	$615,516	$(502,734)

[a]	Not an affiliate at the end of period.

3. FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

202

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 30, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 30, 2016